UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.  Schedule of Investments

[INSERT EDGARIZED SCHEDULE OF INVESTMENTS HERE]

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—32.15%
Federal Home Loan Bank
0.070%, due 11/25/15[1]	25,000,000	24,998,882
0.105%, due 11/24/15[1]	3,000,000	2,999,808
0.120%, due 12/15/15[1]	10,000,000	9,998,567
0.170%, due 12/09/15[1]	5,000,000	4,999,126
0.215%, due 11/13/15[1]	4,468,000	4,467,706
Federal Home Loan Mortgage Corp.*
0.170%, due 11/04/15[1]	1,000,000	999,991
Federal National Mortgage Association*
0.231%, due 03/21/16[1]	2,000,000	1,998,203
US Treasury Notes
0.375%, due 01/15/16	5,000,000	5,001,918
2.000%, due 04/30/16	1,000,000	1,008,677
Total US government and agency obligations (cost—$56,472,878)		56,472,878

Certificates of deposit—7.40%
Banking-non-US—5.12%
Credit Industriel et Commercial
0.120%, due 11/05/15	3,000,000	3,000,000
Norinchukin Bank
0.170%, due 11/23/15	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
0.140%, due 11/03/15	4,000,000	4,000,000
		9,000,000
Banking-US—2.28%
Citibank N.A.
0.290%, due 11/12/15	2,000,000	2,000,000
State Street Bank & Trust Co.
0.220%, due 11/09/15	2,000,000	2,000,000
		4,000,000
Total certificates of deposit (cost—$13,000,000)		13,000,000

Commercial paper[1]—34.66%
Asset backed-miscellaneous—14.80%
Albion Capital Corp.
0.210%, due 11/23/15	4,000,000	3,999,510
Antalis US Funding Corp.
0.230%, due 11/03/15	2,000,000	1,999,987
Gotham Funding Corp.
0.190%, due 11/10/15	5,000,000	4,999,789

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC
0.200%, due 11/06/15	4,000,000	3,999,911
0.180%, due 11/19/15	1,000,000	999,915
Victory Receivables Corp.
0.180%, due 11/09/15	5,000,000	4,999,825
Working Capital Management Co.
0.220%, due 11/02/15	2,000,000	2,000,000
0.160%, due 11/09/15	3,000,000	2,999,907
		25,998,844
Banking-non-US—15.37%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	2,000,000	2,000,000
Caisse Centrale Desjardins
0.275%, due 11/02/15	1,000,000	1,000,000
0.190%, due 11/06/15	3,000,000	2,999,937
Credit Agricole CIB
0.120%, due 11/12/15	3,000,000	2,999,900
DnB NOR ASA
0.090%, due 11/02/15	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.180%, due 11/20/15	5,000,000	4,999,550
Natixis
0.060%, due 11/02/15	5,000,000	5,000,000
Nordea Bank AB
0.295%, due 11/17/15	3,000,000	2,999,631
		26,999,018

Insurance-life—1.64%
Prudential PLC
0.170%, due 11/09/15	2,890,000	2,889,904

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Insurance-personal & casualty—2.85%
USAA Capital Corp.
0.110%, due 11/02/15	5,000,000	5,000,000
Total commercial paper (cost—$60,887,766)		60,887,766

Short-term corporate obligation—1.14%
Finance-non-captive diversified—1.14%
General Electric Capital Corp.
2.250%, due 11/09/15 (cost—$2,000,722)	2,000,000	2,000,722

Repurchase agreements—24.78%
Repurchase agreement dated 10/30/15 with Barclays Capital, Inc., 0.070% due 11/02/15, collateralized by $234 US Treasury Inflation Index Bonds, zero coupon due 10/15/20 to 04/15/29, $19,842,600 US Treasury Note, 0.875% due 12/31/16 and $1,033,946 US Treasury Bonds Strips, zero coupon due 08/15/27 to 08/15/45; (value—$20,400,037); proceeds: $20,000,117	20,000,000	20,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,560,000 Federal Home Loan Bank obligation, 5.500% due 07/15/36; (value—$23,466,388); proceeds: $23,000,115	23,000,000	23,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $533,491 Federal National Mortgage Association obligation, 2.120% due 11/07/22; (value—$533,784); proceeds: $532,000	523,000	523,000
Total repurchase agreements (cost—$43,523,000)		43,523,000
Total investments (cost—$175,884,366 which approximates cost for federal income tax purposes)—100.13%		175,884,366
Liabilities in excess of other assets—(0.13)%		(234,834)
Net assets (applicable to 175,643,969 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		175,649,532

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – October 31, 2015 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	56,472,878	—	56,472,878
Certificates of deposit	—	13,000,000	—	13,000,000
Commercial paper	—	60,887,766	—	60,887,766
Short-term corporate obligation	—	2,000,722	—	2,000,722
Repurchase agreements	—	43,523,000	—	43,523,000
Total	—	175,884,366	—	175,884,366

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	77.9%
France	6.3
Japan	6.3
Norway	2.8
Canada	2.3
Sweden	1.7
United Kingdom	1.6
Australia	1.1
Total	100.0

Weighted average maturity—18 days

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase unless otherwise noted.

2

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
US government obligations—7.04%
US Treasury Notes
1.750%, due 09/30/22	26,000,000	25,775,204
2.000%, due 02/15/25	10,950,000	10,827,097
Total US government obligations (cost—$36,916,493)		36,602,301

Government national mortgage association certificates—39.15%
GNMA
3.000%, due 02/15/45	57,629	59,014
3.000%, due 03/15/45	759,840	775,467
3.000%, due 05/15/45	44,690	45,609
3.000%, due 06/15/45[1]	3,992,660	4,074,773
3.000%, due 08/15/45[1]	9,002,690	9,187,840
3.500%, due 11/15/41	1,187,155	1,243,989
3.500%, due 07/15/42	216,789	227,101
3.500%, due 11/15/42[1]	1,378,213	1,443,769
3.500%, due 02/15/43[1]	1,163,601	1,218,948
3.500%, due 09/15/44	151,219	158,412
3.500%, due 11/15/44[1]	7,316,693	7,664,719
3.500%, due 01/15/45	214,670	224,881
3.500%, due 02/15/45[1]	14,005,485	14,671,669
3.500%, due 03/15/45[1]	2,721,925	2,853,377
3.500%, due 04/15/45[1]	7,763,544	8,132,826
3.500%, due 06/15/45	696,149	729,262
3.500%, due 07/15/45	194,279	203,525
3.500%, due 09/15/45[1]	1,296,994	1,358,856
4.000%, due 12/15/41[1]	2,078,572	2,237,432
4.500%, due 09/15/39[1]	1,292,661	1,417,380
4.500%, due 11/15/39	287,047	310,999
4.500%, due 05/15/40	145,764	158,264
4.500%, due 06/15/40	630,022	683,868
5.000%, due 12/15/34	293,218	327,690
5.000%, due 04/15/38	233,596	259,454
5.000%, due 05/15/38	6,508	7,146
5.000%, due 08/15/39	451,336	495,611
5.000%, due 09/15/39	745,798	823,472
5.000%, due 10/15/39	7,818	8,648
5.000%, due 12/15/39	20,860	23,090
5.000%, due 02/15/40	389,188	431,884
5.000%, due 05/15/40	569,324	631,567
5.000%, due 09/15/40	13,169	14,612
5.000%, due 05/15/41	136,793	150,178
5.500%, due 08/15/35	51,268	57,950
5.500%, due 02/15/38	5,777	6,471
5.500%, due 04/15/38	491,497	549,199
5.500%, due 05/15/38	513,984	575,735
5.500%, due 06/15/38	247,680	277,439
5.500%, due 10/15/38	1,335,297	1,495,717
5.500%, due 11/15/38	74,233	83,125
5.500%, due 12/15/38	15,235	17,065

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.500%, due 03/15/39	276,246	310,147
5.500%, due 05/15/39	127,252	142,541
5.500%, due 09/15/39	641,775	718,817
5.500%, due 01/15/40	11,333	12,705
5.500%, due 03/15/40	927,680	1,038,562
5.500%, due 05/15/40	60,144	67,214
6.500%, due 02/15/29	1,210	1,389
6.500%, due 01/15/36	12,168	13,964
6.500%, due 09/15/36	326,183	382,208
6.500%, due 02/15/37	14,360	16,480
6.500%, due 04/15/37	12,356	14,331
6.500%, due 01/15/38	11,987	13,756
6.500%, due 06/15/38	41,185	47,563
6.500%, due 07/15/38	35,467	40,702
6.500%, due 11/15/38	10,738	12,633
7.500%, due 08/15/21	2,806	2,878
8.000%, due 02/15/23	561	617
8.250%, due 04/15/19	84,747	90,073
10.500%, due 02/15/19	14,616	14,703
10.500%, due 06/15/19	18,609	18,720
10.500%, due 07/15/19	23,724	23,864
10.500%, due 07/15/20	2,060	2,072
10.500%, due 08/15/20	19,060	19,452
GNMA II
2.500%, due 03/20/45	982,551	965,843
3.500%, due 09/20/45	8,980,838	9,424,439
5.000%, due 12/20/33	425,791	473,541
5.000%, due 01/20/34	242,432	269,625
5.000%, due 02/20/38	314,613	341,086
5.000%, due 04/20/38	370,619	402,420
5.000%, due 08/20/41	46,543	51,731
5.000%, due 12/20/42	66,369	74,091
5.000%, due 08/20/43	6,141,415	6,658,178
9.000%, due 04/20/25	10,064	11,505
9.000%, due 12/20/26	3,479	3,692
9.000%, due 01/20/27	10,702	11,030
9.000%, due 09/20/30	1,166	1,171
9.000%, due 10/20/30	3,816	3,990
9.000%, due 11/20/30	5,165	5,264
GNMA II ARM
1.625%, due 07/20/17	1,270	1,279
1.625%, due 09/20/21	74,620	76,880
1.625%, due 08/20/25	20,057	20,752
1.625%, due 09/20/25	26,175	27,099
1.625%, due 08/20/26	28,894	29,970
1.625%, due 07/20/27	10,737	11,136
1.625%, due 07/20/30	61,989	64,250
1.750%, due 06/20/22	63,067	65,264
1.750%, due 01/20/23	47,625	48,900
1.750%, due 03/20/23	24,279	24,974
1.750%, due 01/20/24	57,269	58,647
1.750%, due 04/20/24	105,784	106,831
1.750%, due 02/20/25	14,863	15,278

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1.750%, due 03/20/26	14,495	14,908
1.750%, due 04/20/26	132,140	135,812
1.750%, due 06/20/26	55,986	57,666
1.750%, due 01/20/27	81,569	81,998
1.750%, due 04/20/27	32,904	33,920
1.750%, due 01/20/28	13,354	13,730
1.750%, due 02/20/28	9,428	9,637
1.750%, due 04/20/30	10,983	11,276
1.750%, due 05/20/30	122,285	125,563
2.000%, due 01/20/25	6,753	7,010
2.000%, due 05/20/25	7,426	7,659
2.000%, due 09/20/26	4,529	4,707
2.000%, due 01/20/27	5,361	5,577
2.000%, due 02/20/27	11,175	11,605
2.000%, due 04/20/27	3,600	3,697
2.000%, due 08/20/27	30,768	31,825
2.000%, due 04/20/30	11,871	12,258
2.000%, due 05/20/30	373,573	385,761
2.000%, due 07/20/30	20,363	21,160
2.000%, due 08/20/30	107,278	111,486
2.500%, due 04/20/18	1,813	1,819
2.500%, due 11/20/21	16,034	16,535
2.500%, due 03/20/25	24,185	24,966
2.500%, due 07/20/30	42,043	43,939
2.500%, due 08/20/30	2,118	2,189
2.500%, due 10/20/30	14,293	14,789
3.000%, due 04/20/18	2,355	2,401
3.000%, due 05/20/25	51,065	53,572
3.000%, due 06/20/25	17,664	18,409
3.500%, due 03/20/25	9,390	9,480
4.000%, due 01/20/18	30,564	31,401
4.000%, due 05/20/18	2,447	2,468
4.000%, due 06/20/19	13,582	13,794
GNMA TBA
4.000%	3,000,000	3,195,234
4.500%	4,000,000	4,325,625
GNMA II TBA
3.000%	20,000,000	20,411,187
3.500%[1]	41,000,000	42,923,675
4.000%	27,000,000	28,715,513
4.500%	14,000,000	15,063,437
Total government national mortgage association certificates (cost—$202,835,952)		203,529,978

Federal home loan mortgage corporation certificates*—32.84%
FHLMC
3.000%, due 04/01/43	442,638	447,319
3.000%, due 05/01/43	476,416	481,434
3.000%, due 12/01/44	333,593	336,603
3.000%, due 04/01/45	238,481	240,568
3.000%, due 08/01/45	2,000,002	2,017,106

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(continued)
3.000%, due 09/01/45	8,751,582	8,826,429
3.000%, due 10/01/45[1]	21,247,518	21,429,236
3.500%, due 09/01/32	833,481	880,058
3.500%, due 09/01/45[1]	39,000,000	40,528,570
4.000%, due 01/01/37	682,159	727,465
4.000%, due 07/01/43	340,867	367,384
4.000%, due 06/01/44	1,708,057	1,815,314
5.000%, due 10/01/25	104,740	114,643
5.000%, due 11/01/27	9,906	10,869
5.000%, due 10/01/29	356,513	390,330
5.000%, due 09/01/33	325,031	362,423
5.000%, due 01/01/34	60,400	66,804
5.000%, due 06/01/34	19,778	21,825
5.000%, due 04/01/35	58,976	64,589
5.000%, due 05/01/35	218,273	240,924
5.000%, due 07/01/35	1,784,647	1,971,322
5.000%, due 08/01/35	64,380	70,978
5.000%, due 10/01/35	52,578	58,008
5.000%, due 12/01/35	5,576	6,124
5.000%, due 02/01/37	152,421	166,880
5.000%, due 06/01/37	92,037	100,838
5.000%, due 07/01/38	419,310	458,789
5.000%, due 11/01/38	488,659	535,053
5.000%, due 06/01/39	116,701	127,959
5.000%, due 08/01/39	47,961	52,684
5.000%, due 03/01/40	13,546	14,969
5.000%, due 07/01/40	750,743	825,907
5.000%, due 08/01/40	104,370	114,927
5.000%, due 09/01/40	304,128	332,939
5.000%, due 11/01/40	448,482	492,507
5.000%, due 02/01/41	808,998	890,774
5.000%, due 03/01/41	59,601	65,653
5.000%, due 04/01/41	1,897,289	2,088,973
5.000%, due 05/01/41	395,245	435,639
5.000%, due 06/01/41	122,603	135,174
5.000%, due 07/01/41	76,736	84,611
5.000%, due 08/01/44	167,684	185,474
5.500%, due 06/01/28	2,611	2,891
5.500%, due 02/01/32	3,368	3,751
5.500%, due 12/01/32	4,914	5,475
5.500%, due 02/01/33	95,078	105,282
5.500%, due 05/01/33	1,745	1,941
5.500%, due 06/01/33	266,965	297,613
5.500%, due 12/01/33	105,913	118,206
5.500%, due 12/01/34	84,744	94,536
5.500%, due 06/01/35[1]	1,478,515	1,647,979
5.500%, due 07/01/35	10,068	11,211
5.500%, due 10/01/35	343,193	384,627
5.500%, due 12/01/35	221,505	246,732
5.500%, due 06/01/36	823,252	917,042
5.500%, due 12/01/36[1]	1,316,175	1,460,959
5.500%, due 03/01/37	161,382	179,316
5.500%, due 07/01/37	95,086	103,681

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
5.500%, due 10/01/37	8,438	9,408
5.500%, due 04/01/38	266,061	296,686
5.500%, due 05/01/38	30,198	33,441
5.500%, due 12/01/38	5,257	5,836
5.500%, due 01/01/39	115,465	128,745
5.500%, due 09/01/39	361,219	406,067
5.500%, due 02/01/40	17,344	19,306
5.500%, due 03/01/40	13,858	15,386
5.500%, due 05/01/40	231,904	258,553
5.500%, due 02/01/41	73,897	81,913
5.500%, due 03/01/41	246,898	275,358
6.000%, due 11/01/37	2,196,299	2,479,937
7.000%, due 08/01/25	348	391
9.000%, due 04/01/25	29,817	29,962
11.000%, due 12/01/15	6	6
11.000%, due 06/01/19	216	217
11.000%, due 09/01/20	176	178
11.500%, due 01/01/16	49	50
11.500%, due 06/01/19	10,743	10,802
FHLMC ARM
2.262%, due 01/01/28	16,106	16,710
2.337%, due 11/01/27	77,963	81,002
2.401%, due 04/01/29	108,527	114,272
2.416%, due 07/01/24	115,532	116,604
2.457%, due 10/01/23	47,766	49,223
2.487%, due 11/01/29	304,280	318,975
2.512%, due 06/01/28	255,739	270,046
2.512%, due 07/01/28	106,791	111,575
2.538%, due 12/01/29	57,934	60,404
2.594%, due 11/01/25	182,704	194,846
2.607%, due 01/01/29	167,824	178,903
2.641%, due 10/01/27	182,898	194,740
2.679%, due 10/01/27	194,943	207,004
2.750%, due 01/01/30	29,882	30,146
FHLMC TBA
3.500%	33,000,000	34,197,227
4.000%	19,000,000	20,144,976
4.500%	15,000,000	16,221,093
Total federal home loan mortgage corporation certificates (cost—$170,478,238)		170,727,305

Federal housing administration certificates—0.05%
FHA GMAC
7.400%, due 02/01/21[2,3]	57,676	57,568

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
6.896%, due 07/01/20[3]	221,890	221,890
Total federal housing administration certificates (cost—$279,898)		279,458

Federal national mortgage association certificates*—45.42%
FNMA
2.000%, due 05/01/28	287,052	287,695
2.000%, due 08/01/28	389,692	390,562
2.000%, due 10/01/28	1,879,411	1,880,483
2.354%, due 03/01/23	1,813,308	1,812,869
2.500%, due 06/01/28	386,617	396,613
2.500%, due 07/01/28	3,076,438	3,156,284
2.500%, due 08/01/28	979,097	1,005,562
2.500%, due 09/01/28	24,488	25,122
2.500%, due 07/01/29	507,746	518,391
2.500%, due 09/01/29	67,068	68,471
2.500%, due 12/01/29	28,574	29,113
3.000%, due 03/01/28	4,828,982	5,040,732
3.000%, due 10/01/42	850,239	862,364
3.000%, due 01/01/43[1]	3,332,669	3,378,652
3.000%, due 04/01/43	1,262,460	1,279,693
3.000%, due 05/01/43	1,326,032	1,344,123
3.000%, due 06/01/43	186,974	189,514
3.000%, due 09/01/43	1,517,079	1,538,007
3.330%, due 07/01/22	3,886,000	4,116,254
3.500%, due 06/01/19	27,120	28,640
3.500%, due 08/01/20	11,648	12,302
3.500%, due 01/01/21	925,377	977,276
3.500%, due 04/01/22	33,821	35,718
3.500%, due 11/01/22	450,170	475,836
3.500%, due 10/01/23	29,602	31,299
3.500%, due 01/01/24	222,784	235,561
3.500%, due 07/01/25	720,684	761,102
3.500%, due 11/01/25	907,171	964,254
3.500%, due 12/01/25	55,020	58,143
3.500%, due 01/01/26	485,100	512,961
3.500%, due 07/01/26	2,686,680	2,838,346
3.500%, due 03/01/27	22,351	23,915
3.500%, due 09/01/28	966,879	1,022,124
3.500%, due 12/01/28	103,137	108,922
3.500%, due 03/01/29	1,451,437	1,532,840
3.500%, due 04/01/29	1,184,369	1,250,845
3.500%, due 07/01/29	20,948	22,124
3.500%, due 08/01/29	124,466	131,447
3.500%, due 09/01/29	447,162	472,339
3.500%, due 10/01/29	25,349	26,778
3.500%, due 12/01/29	693,489	732,605
3.500%, due 01/01/30	285,540	301,555
3.500%, due 06/01/30	306,294	323,649
3.500%, due 08/01/30	26,790	28,389

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
3.500%, due 09/01/30	350,318	371,075
3.500%, due 10/01/30	582,367	615,833
3.500%, due 03/01/42	746,086	780,459
3.500%, due 04/01/42	107,513	112,020
3.500%, due 12/01/42	2,908,159	3,046,033
3.500%, due 03/01/43	1,611,977	1,689,727
3.500%, due 05/01/43	6,000,143	6,319,404
3.500%, due 04/01/45	3,127,129	3,257,377
3.500%, due 05/01/45	249,230	259,611
3.500%, due 06/01/45	11,344,357	11,816,863
3.500%, due 07/01/45	1,210,704	1,261,148
3.500%, due 08/01/45	8,927,501	9,299,342
3.500%, due 09/01/45	498,526	519,290
3.600%, due 08/01/23	817,000	872,848
3.765%, due 12/01/25	3,000,000	3,198,678
4.000%, due 03/01/19	33,065	34,539
4.000%, due 06/01/19	41,296	43,150
4.000%, due 07/01/25	33,020	34,789
4.000%, due 08/01/25	85,347	89,920
4.000%, due 09/01/25	83,237	87,813
4.000%, due 10/01/25	33,146	35,112
4.000%, due 11/01/25	269,906	286,834
4.000%, due 01/01/26	474,176	501,948
4.000%, due 02/01/26[1]	1,929,823	2,046,717
4.000%, due 03/01/26	1,557,253	1,654,572
4.000%, due 04/01/26	3,574,436	3,798,264
4.000%, due 05/01/39	229,646	247,421
4.000%, due 09/01/39	519,198	560,942
4.000%, due 12/01/41	1,570,042	1,696,928
4.000%, due 07/01/42	2,450,856	2,656,694
4.000%, due 09/01/42	9,563,900	10,368,370
4.000%, due 10/01/42	6,999,432	7,586,779
4.000%, due 08/01/45	2,792,080	3,009,995
4.500%, due 11/01/17	13,664	14,138
4.500%, due 02/01/18	363,685	376,254
4.500%, due 04/01/18	2,119,765	2,193,548
4.500%, due 05/01/18	58,545	60,594
4.500%, due 06/01/18	80,321	83,138
4.500%, due 05/01/19	5,771	5,982
4.500%, due 09/01/19	122,360	127,036
4.500%, due 08/01/20	55,623	57,617
4.500%, due 05/01/21	301,931	312,568
4.500%, due 03/01/23	12,589	13,472
4.500%, due 01/01/39	3,568	3,910
4.500%, due 03/01/39	21,369	23,574
4.500%, due 06/01/39	137,786	152,101
4.500%, due 07/01/39	4,151	4,495
4.500%, due 10/01/39	9,253	10,213
4.500%, due 12/01/39	745,785	824,113
4.500%, due 01/01/40	6,150	6,819
4.500%, due 02/01/40	7,576	8,374
4.500%, due 03/01/40	151,748	167,539
4.500%, due 08/01/40	129,652	143,167

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
4.500%, due 11/01/40	654,482	723,706
4.500%, due 08/01/41	1,422,116	1,571,970
4.500%, due 09/01/41	54,437	60,193
4.500%, due 08/01/42	6,631	7,326
4.500%, due 09/01/43	538,363	595,766
4.500%, due 11/01/43	119,613	132,223
4.500%, due 07/01/44	574,390	634,566
4.500%, due 12/01/44	3,786	4,138
5.000%, due 05/01/17	125,698	130,544
5.000%, due 12/01/17	304,451	316,866
5.000%, due 03/01/23	6,674	7,172
5.000%, due 05/01/23	166,952	179,810
5.000%, due 09/01/23	606,607	667,802
5.000%, due 07/01/24	872,991	961,059
5.000%, due 03/01/25	38,268	42,134
5.000%, due 07/01/27	894,187	984,393
5.000%, due 10/01/34	47,376	52,155
5.000%, due 08/01/41	51,480	56,859
5.500%, due 07/01/27	222,137	248,009
5.500%, due 02/01/32	11,158	12,457
5.500%, due 11/01/32	135,836	153,043
5.500%, due 03/01/33	144,567	161,240
5.500%, due 12/01/33	1,775	2,007
5.500%, due 04/01/34	98,825	111,119
5.500%, due 01/01/35	135,389	151,158
5.500%, due 04/01/36	92,389	103,149
5.500%, due 05/01/37	417,013	470,730
5.500%, due 07/01/37	213,313	240,465
5.500%, due 06/01/39	2,022,193	2,280,190
5.500%, due 11/01/39	783,426	884,257
6.000%, due 11/01/21	79,915	85,069
6.000%, due 01/01/23	211,752	226,412
6.000%, due 03/01/23	369,223	406,395
6.000%, due 11/01/26	44,441	50,287
6.000%, due 02/01/32	84,096	95,157
6.000%, due 10/01/32	9,263	10,482
6.000%, due 12/01/32	25,560	29,213
6.000%, due 01/01/33	149,739	169,622
6.000%, due 02/01/33	32,179	36,740
6.000%, due 09/01/34	223,843	255,043
6.000%, due 04/01/35	1,086	1,228
6.000%, due 05/01/35	148,029	167,837
6.000%, due 06/01/35	32,044	36,458
6.000%, due 07/01/35	70,038	79,295
6.000%, due 08/01/35	110,492	125,025
6.000%, due 09/01/35	2,479	2,821
6.000%, due 01/01/36	67,451	77,079
6.000%, due 06/01/36	574	652
6.000%, due 09/01/36	73,753	83,894
6.000%, due 10/01/36	27,280	30,914
6.000%, due 12/01/36	294,788	333,564
6.000%, due 01/01/37	22,122	25,032
6.000%, due 03/01/37	31,833	36,378

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 12/01/37	135,417	153,229
6.000%, due 08/01/38	2,263	2,560
6.000%, due 11/01/38	797,575	906,747
6.000%, due 05/01/39	97,268	110,974
6.000%, due 11/01/40	1,113,834	1,273,270
6.500%, due 07/01/19	9,868	11,279
6.500%, due 10/01/36	569,688	651,137
6.500%, due 02/01/37	8,626	10,291
6.500%, due 07/01/37	34,492	39,423
6.500%, due 08/01/37	156,866	187,640
6.500%, due 09/01/37	145,256	166,024
6.500%, due 12/01/37	254,320	305,188
6.500%, due 08/01/38	3,359	3,839
6.500%, due 05/01/40	2,293,970	2,621,944
7.500%, due 11/01/26	19,941	20,428
8.000%, due 11/01/26	14,204	14,886
9.000%, due 02/01/26	15,715	17,928
10.500%, due 08/01/20	35	35
10.500%, due 04/01/22	9	9
FNMA ARM
1.398%, due 03/01/44	332,759	341,122
1.645%, due 07/01/30	21,126	21,416
1.805%, due 10/01/26	206,768	209,602
2.205%, due 02/01/26	36,421	36,569
2.345%, due 09/01/26	21,528	21,612
2.369%, due 05/01/30	42,424	44,253
2.375%, due 02/01/30	4,265	4,280
2.554%, due 03/01/25	77,415	81,021
2.621%, due 12/01/27	22,081	22,960
FNMA TBA
2.500%	13,000,000	13,232,071
3.000%	8,500,000	8,841,326
3.500%	50,500,000	52,609,119
4.000%	7,000,000	7,433,047
4.500%	500,000	541,152
5.000%	4,000,000	4,409,062
5.500%	3,000,000	3,351,891
6.000%	1,000,000	1,132,317
Total federal national mortgage association certificates (cost—$233,822,260)		236,119,375

Collateralized mortgage obligations—19.41%
Alternative Loan Trust,
Series 2003-16T1, Class A2 0.667%, due 09/25/33[4]	82,446	81,369
Series 2004-J7, Class 2A1 0.977%, due 09/25/34[4]	111,168	108,979
ARM Trust, Series 2005-8, Class 3A21
2.811%, due 11/25/35[4]	1,339,722	1,136,929
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
1.416%, due 01/15/28[4,5]	500,000	497,323

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BAMLL Re-REMIC Trust, Series 2011-07C1, Class A3A
5.383%, due 11/15/16[5]	275,590	280,732
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
2.697%, due 03/26/37[4,5]	309,492	245,212
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.676%, due 06/26/35[4,5]	380,350	380,281
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1 1.673%, due 10/26/35[4,5]	200,923	200,898
Series 2011-R11, Class 8A5 0.416%, due 07/26/36[4,5]	391,239	370,427
BCAP LLC 2011-RR6-I Trust, Series 2011-RR6, Class 11A1
0.444%, due 07/26/35[4,5]	78,803	78,243
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.926%, due 10/26/37[4,5]	478,515	449,841
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
1.038%, due 11/26/46[4,5]	357,254	342,904
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.354%, due 03/26/37[4,5]	110,842	108,661
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2 2.595%, due 02/25/33[4]	13,966	13,042
Series 2004-002, Class 12A2 2.703%, due 05/25/34[4]	77,062	75,293
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1 5.750%, due 10/25/33[6]	1,114,219	1,159,890
Series 2004-AC3, Class A2 6.000%, due 06/25/34[6]	1,445,913	1,476,415
Bear Stearns Commercial Mortgage Securities, Series 2007-PWR17, Class A4
5.694%, due 06/11/50[4]	1,996,834	2,099,319
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.477%, due 01/25/35[4,5]	147,293	132,663
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
2.714%, due 05/19/33[4]	6,960	6,866
Commercial Mortgage Trust, Series 2015-CR26, Class ASB
3.373%, due 10/10/48	5,000,000	5,140,767
CSMC Trust,
Series 2009-RR3, Class A5A 5.342%, due 12/15/43[4,5]	200,000	205,707
Series 2013-5R, Class 1A1 0.430%, due 02/27/36[4,5]	627,813	596,307
Series 2013-MH1, Class A 4.792%, due 05/27/53[3,4]	1,075,333	1,149,576

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	28,179	31,574
Series 0159, Class H 4.500%, due 09/15/21	6,962	7,276
Series 1003, Class H 0.946%, due 10/15/20[4]	11,978	12,119
Series 1349, Class PS 7.500%, due 08/15/22	1,481	1,667
Series 1502, Class PX 7.000%, due 04/15/23	201,589	221,366
Series 1534, Class Z 5.000%, due 06/15/23	89,812	96,121
Series 1573, Class PZ 7.000%, due 09/15/23	29,498	32,778
Series 1658, Class GZ 7.000%, due 01/15/24	14,433	16,202
Series 1694, Class Z 6.500%, due 03/15/24	125,444	139,298
Series 1775, Class Z 8.500%, due 03/15/25	3,833	4,435
Series 2400, Class FQ 0.696%, due 01/15/32[4]	260,704	263,957
Series 2411, Class FJ 0.546%, due 12/15/29[4]	28,803	28,940
Series 2614, Class WO 0.000%, due 05/15/33[5,7]	1,901,769	1,736,391
Series 3096, Class FL 0.596%, due 01/15/36[4]	245,139	246,238
Series 3114, Class PF 0.596%, due 02/15/36[4]	1,255,559	1,261,161
Series 3153, Class UF 0.626%, due 05/15/36[4]	279,191	281,003
Series 3339, Class LI 6.284%, due 07/15/37[4,5,8]	1,557,543	290,696
Series 3442, Class MT 0.196%, due 07/15/34[4,5]	157,309	154,973
Series 3667, Class FW 0.746%, due 02/15/38[4]	234,336	235,576
Series 3671, Class FQ 1.046%, due 12/15/36[4]	2,443,294	2,483,625
Series 3864, Class NT 5.500%, due 03/15/39[4,5]	1,264,346	1,389,621
Series 4037, Class PI 3.000%, due 04/15/27[5,8]	5,662,596	555,961
Series 4136, Class EZ 3.000%, due 11/15/42	1,868,354	1,744,626
Series 4156, Class SA 6.004%, due 01/15/33[4,5,8]	3,326,271	649,763
Series 4182, Class YI 2.500%, due 03/15/28[5,8]	8,056,528	758,873
Series 4255, Class SN 11.752%, due 05/15/35[4,5]	590,727	646,964
Series 4263, Class SD 11.745%, due 11/15/43[4,5]	786,693	992,629
Series 4265, Class ES 13.142%, due 11/15/43[4,5]	1,941,254	2,151,096
Series 4326, Class SB 11.619%, due 04/15/44[4,5]	433,051	453,137
Series 4434, Class ZH 3.000%, due 06/15/37	1,445,627	1,428,780
FNMA REMIC,
Trust 1987-002, Class Z 11.000%, due 11/25/17	1,253	1,256
Trust 1988-007, Class Z 9.250%, due 04/25/18	42,387	44,998
Trust 1992-129, Class L 6.000%, due 07/25/22	3,777	4,102
Trust 1992-158, Class ZZ 7.750%, due 08/25/22	12,000	13,373
Trust 1993-037, Class PX 7.000%, due 03/25/23	154,671	171,410
Trust 1997-022, Class F 0.667%, due 03/25/27[4]	158,069	155,597
Trust 2002-060, Class F1 0.597%, due 06/25/32[4]	111,770	111,596
Trust 2003-070, Class SH 13.606%, due 07/25/23[4,5]	68,428	93,325
Trust 2006-112, Class LF 0.747%, due 11/25/36[4]	3,336,359	3,360,435
Trust 2007-067, Class FB 0.517%, due 07/25/37[4]	925,264	925,691
Trust 2009-033, Class FB 1.017%, due 03/25/37[4]	1,583,311	1,615,975
Trust 2010-035, Class EF 0.747%, due 04/25/40[4]	384,057	386,185
Trust 2010-141, Class FA 0.697%, due 12/25/40[4]	878,662	882,962
Trust 2012-090, Class FB 0.637%, due 08/25/42[4]	438,704	441,796
Trust 2012-111, Class HS 3.503%, due 10/25/42[4,5]	222,649	216,944
Trust 2012-128, Class FK 0.547%, due 11/25/42[4]	716,416	725,643
Trust 2013-010, Class US 7.530%, due 02/25/43[4,5]	330,017	339,914
Trust 2013-028, Class YS 5.953%, due 07/25/42[4,5,8]	1,694,142	324,093
Trust 2013-030, Class GI 3.000%, due 01/25/43[5,8]	4,877,798	499,980
Trust 2013-030, Class JI 3.000%, due 04/25/43[5,8]	1,755,895	224,291
Trust 2013-034, Class PS 5.953%, due 08/25/42[4,5,8]	1,339,856	250,630
Trust 2013-044, Class ZG 3.500%, due 03/25/42	1,039,934	1,006,287

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2013-045, Class IK 3.000%, due 02/25/43[5,8]	3,277,406	382,114
Trust 2013-116, Class IY 3.000%, due 09/25/43[5,8]	997,647	98,145
Trust 2015-073, Class ES 8.883%, due 10/25/45[5]	1,732,949	1,742,991
Trust 2015-M13, Class A2 2.800%, due 06/25/25[4]	1,500,000	1,488,108
Trust G92-040, Class ZC 7.000%, due 07/25/22	16,137	17,713
Trust G94-006, Class PJ 8.000%, due 05/17/24	22,141	25,353
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.042%, due 06/25/34[4]	38,831	39,407
GNMA REMIC,
Trust 2000-009, Class FH 0.699%, due 02/16/30[4]	17,415	17,517
Trust 2000-035, Class F 0.749%, due 12/16/25[4]	135,048	136,770
Trust 2007-018, Class CO 0.010%, due 03/20/35[5,7]	30,081	24,181
Trust 2010-H01, Class FA 1.014%, due 01/20/60[4]	4,450,442	4,492,796
Trust 2013-H19, Class DF 0.851%, due 05/20/63[4]	1,788,066	1,787,725
Trust 2013-H20, Class FB 1.201%, due 08/20/63[4]	2,774,395	2,814,963
Trust 2013-H23, Class TA 0.921%, due 09/20/63[4]	1,070,817	1,074,403
Trust 2015-126, Class GS 8.883%, due 09/20/45[4,5]	2,793,426	2,848,166
Trust 2015-H, Class BA 0.989%, due 11/01/65	1,700,000	1,687,980
Trust 2015-H27, Class FA 0.949%, due 09/20/65[2,3]	3,200,000	3,200,000
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	4,986,659
GS Mortgage Securities Trust, Series 2015-GC28, Class AAB
3.206%, due 02/10/48	1,200,000	1,225,530
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
0.527%, due 12/25/34[4]	11,033	9,967
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.517%, due 02/25/35[4]	756,985	699,182
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.694%, due 06/27/37[4,5]	2,182,421	1,784,576
JPMorgan Resecuritization Trust, Series 2009-7, Class 1A1
2.726%, due 08/27/37[4,5]	143,578	144,541
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.899%, due 07/15/44[4]	2,455,106	2,581,850
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2 2.520%, due 12/25/34	470,556	471,716
Series 2004-A, Class A1 0.657%, due 04/25/29[4]	116,051	111,405
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1 0.617%, due 01/25/35[4]	100,439	93,756
Series 2005-6AR, Class 1A1 0.477%, due 11/25/35[4]	178,403	172,345
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B 0.522%, due 02/26/37[4,5]	399,453	267,933

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2013-R10, Class 3A 0.504%, due 01/26/51[4,5]	612,861	581,666
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A 0.890%, due 10/25/41[4,5]	1,287,520	1,055,766
Series 2007-FF3, Class A 0.790%, due 05/25/42[4,5]	4,661,672	4,061,715
Motel 6 Trust, Series 2015-MTL6, Class B
3.298%, due 02/05/30[5]	5,000,000	4,979,211
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.507%, due 04/25/35[4]	167,286	164,658
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
0.497%, due 01/25/35[4]	217,303	207,524
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.697%, due 12/26/36[4,5]	1,521,922	1,478,177
Sequoia Mortgage Trust, Series 5, Class A
0.897%, due 10/19/26[4]	186,445	181,988
Structured ARM Loan, Series 2007-4, Class 1A2
0.417%, due 05/25/37[4]	349,783	285,080
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1 0.407%, due 04/25/36[4]	1,149,083	865,091
Series 2007-AR5, Class A2 0.747%, due 09/25/47[4]	5,655,038	3,595,037
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.216%, due 04/25/45[4]	172,287	171,296
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.432%, due 03/23/45[4,5]	429,640	435,229
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6 2.519%, due 09/25/33[4]	1,574,406	1,592,896
Series 2003-AR9, Class 2A 2.564%, due 09/25/33[4]	391,029	388,608
Total collateralized mortgage obligations (cost—$100,091,658)		100,922,707

Asset-backed securities—6.11%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.172%, due 10/25/34[4]	1,275,000	1,261,834
Series 2005-R1, Class M4 1.307%, due 03/25/35[4]	200,000	159,818
Series 2005-R11, Class M1 0.647%, due 01/25/36[4]	400,000	372,312
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.197%, due 10/25/34[4]	316,985	311,231
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1 1.397%, due 08/25/34[4]	7,485,131	6,815,299
Series 2006-2, Class M1 0.617%, due 07/25/36[4]	192,133	189,844

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Chase Funding Trust,
Series 2002-3, Class 2A1 0.837%, due 08/25/32[4]	194,746	177,768
Series 2002-4, Class 2A1 0.937%, due 10/25/32[4]	11,720	10,874
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4 0.697%, due 07/25/34[4]	80,086	73,817
Series 2004-4, Class M1 0.917%, due 07/25/34[4]	261,007	245,695
Series 2004-6, Class M1 1.097%, due 10/25/34[4]	689,548	663,541
Series 2005-13, Class 3AV3 0.447%, due 04/25/36[4]	212,058	210,667
Series 2005-8, Class M1 0.667%, due 12/25/35[4]	850,620	849,325
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.491%, due 01/15/22[4,5]	476,336	474,899
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.947%, due 08/25/40[4,5]	149,482	141,235
FBR Securitization Trust, Series 2005-5, Class AV24
0.937%, due 11/25/35[4]	200,241	198,080
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
0.647%, due 06/25/36[4]	211,454	203,681
Fremont Home Loan Trust, Series 2004-A, Class M1
1.022%, due 01/25/34[4]	733,101	666,973
GCAT 2015-3 LLC, Series 2015-3, Class A1
4.250%, due 10/25/19[3]	1,100,000	1,098,810
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[4]	20,469	21,032
GSAA Home Equity Trust, Series 2005-4, Class A5
0.417%, due 03/25/35[4]	711,259	701,846
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.424%, due 10/25/35[6]	148,141	141,021
Series 2006-FRE1, Class A1 0.427%, due 05/25/35[4]	479,543	465,805
Series 2006-FRE1, Class A3 0.387%, due 05/25/35[4]	432,671	425,147
Series 2006-FRE2, Class A1 0.377%, due 02/25/36[4]	431,306	412,547
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.357%, due 05/25/36[4]	474,072	457,304
Series 2006-ACC1, Class M1 0.467%, due 05/25/36[4]	300,000	249,826
Series 2006-CH1, Class A5 0.427%, due 07/25/36[4]	225,000	213,492
Series 2007-CH2, Class AV1 0.357%, due 01/25/37[4]	831,667	808,962
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.507%, due 08/25/36[4]	300,000	272,110
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
0.962%, due 07/25/35[4]	350,000	331,090
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1.247%, due 12/25/34[4]	400,000	346,302

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Park Place Securities, Inc., Asset-Backed Pass Through Certificates, Series 2005-WHQ3, Class M4
1.142%, due 06/25/35[4]	200,000	173,491
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
0.727%, due 12/25/35[4]	1,500,000	1,419,485
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.617%, due 12/25/35[4]	400,000	340,450
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.077%, due 08/25/33[4]	204,422	191,662
Saturn CLO Ltd., Series 2007-1A, Class A1
0.539%, due 05/13/22[4,5]	652,826	647,489
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR5, Class A1B
0.477%, due 08/25/35[4]	230,709	228,829
SLM Student Loan Trust,
Series 2008-9, Class A 1.820%, due 04/25/23[4]	3,442,472	3,460,646
Series 2010-A, Class 2A 3.446%, due 05/16/44[4,5]	1,036,887	1,078,124
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.877%, due 01/25/34[4]	63,563	55,146
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.545%, due 04/17/21[4,5]	212,224	208,965
Symphony CLO Ltd., Series 2012-10AR, Class AR
1.586%, due 07/23/23[4,5]	5,000,000	4,979,990
Total asset-backed securities (cost—$31,679,385)		31,756,464

Stripped mortgage-backed securities—1.18%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX 1.371%, due 11/25/19[4,5,8]	23,624,389	1,129,362
Series K006, Class AX1 1.011%, due 01/25/20[4,5,8]	13,427,220	472,917
Series K014, Class X1 1.232%, due 04/25/21[4,5,8]	7,866,970	446,835
Series K027, Class X1 0.833%, due 01/25/23[4,5,8]	7,005,310	330,819
Series K712, Class X1 1.376%, due 11/25/19[4,5,8]	4,464,485	199,048
Series KAIV, Class X1 1.346%, due 06/25/21[4,5,8]	4,718,835	271,394
FHLMC REMIC,*
Series 0013, Class B 7.000%, due 06/25/23[5,8]	61,827	12,345
Series 2136, Class GD 7.000%, due 03/15/29[5,8]	5,102	628
Series 2178, Class PI 7.500%, due 08/15/29[5,8]	27,816	3,646
FNMA Aces, Trust 2013-M5, Class X2*
2.340%, due 01/25/22[4,5,8]	2,118,975	209,881
GNMA REMIC, Trust 2011-92, Class IX
0.686%, due 11/16/44[4,5,8]	14,606,093	785,354

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
KGS Alpha SBA, Series 2012
1.026%, due 04/25/38[2,3,4,8]	55,938,913	2,280,636
Total stripped mortgage-backed securities (cost—$6,053,351)		6,142,865

Short-term US government and agency obligations[9]—2.36%
Federal Home Loan Bank Discount Notes
0.250%, due 01/27/16	11,200,000	11,197,592
US Treasury Bill
0.120%, due 01/14/16[1]	1,068,000	1,067,737
Total short-term US government and agency obligations (cost—$12,260,970)		12,265,329

Repurchase agreement—0.28%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $1,459,714 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value-$1,461,666); proceeds: $1,433,000 (cost—$1,433,000)	1,433,000	1,433,000

	Notional amount
Option purchased[3]—0.00%††
Put swaptions purchased—0.00%††
3 Month USD LIBOR 10 Year Swap, strike @ 2.375%, expires 01/07/16 (Counterparty JPMCB; receive floating rate); underlying swap terminates 01/11/26 (cost—$35,685)	USD	6,100,000	24,321
Total investments before investments sold short (cost—$795,886,890)—153.84%			799,803,103

	Face amount ($)
Investments sold short—(22.76)%
FHLMC TBA*
3.000%	(11,000,000)	(11,084,391)
3.500%	(39,000,000)	(40,490,530)
5.500%	(2,000,000)	(2,217,231)
FNMA TBA*
3.000%	(3,000,000)	(3,031,875)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
4.000%	(1,000,000)	(1,044,545)
GNMA TBA
3.000%	(10,000,000)	(10,191,974)
3.500%	(38,000,000)	(39,759,134)
GNMA II TBA
3.500%	(10,000,000)	(10,499,020)
Total investments sold short (proceeds—$118,598,438)		(118,318,700)
Liabilities in excess of other assets—(31.08)%		(161,573,602)
Net assets—100.00%		519,910,801

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,470,202
Gross unrealized depreciation	(4,553,989)
Net unrealized appreciation	$3,916,213

Written options*

Notional amount($)	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
3,000,000	FNMA TBA, 3.000%, strike @ 101.80	11/05/15	9,375	(1,338)	8,037
17,000,000	FNMA TBA, 3.500%, strike @ 104.70	11/05/15	32,539	(3,492)	29,047
10,000,000	FNMA TBA, 3.500%, strike @ 104.78	11/05/15	24,219	(1,333)	22,886
			66,133	(6,163)	59,970

	Put options written
4,000,000	FNMA TBA, 3.500%, strike @ 103.76	11/05/15	9,063	(2,699)	6,364
			75,196	(8,862)	66,334

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Written option activity for the three months ended October 31, 2015 was as follows:

	Notional	Premiums
	amount($)	received ($)
Options outstanding at July 31, 2015	52,000,000	137,501
Options written	94,000,000	300,313
Options exercised	(88,000,000)	(292,852)
Options expired prior to exercise	(24,000,000)	(69,766)
Options outstanding at October 31, 2015	34,000,000	75,196

Written swaptions3

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	6,100	3 Month USD LIBOR Interest Rate Swap strike @ 1.875%, terminating 01/11/26	JPMCB	Receive	01/07/16	35,990	(25,660)	10,330
USD	32,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.200%, terminating 02/03/26	JPMCB	Receive	02/01/16	972,800	(533,632)	439,168
						1,008,790	(559,292)	449,498

		Put swaptions written
USD	32,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.200%, terminating 02/03/26	JPMCB	Pay	02/01/16	972,800	(397,600)	575,200
						1,981,590	(956,892)	1,024,698

Written Swaption activity for the three months ended October 31, 2015 was as follows:

Premiums
received ($)
Swaption outstanding at July 31, 2015	1,945,600
Swaption written	35,990
Swaption terminated in closing purchase transactions	—
Swaption expired prior to exercise	—
Swaption outstanding at October 31, 2015	1,981,590

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	13,000	09/30/22	1.717	3 Month USD LIBOR	55,546	55,546
USD	16,000	06/30/25	2.400	3 Month USD LIBOR	(614,458)	(614,458)
USD	10,000	07/09/25	2.220	3 Month USD LIBOR	(209,191)	(209,191)
					(768,103)	(768,103)

Total return swap agreements3

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Upfront payments received($)	Value($)	Unrealized appreciation ($)
CSI	USD	1,796	01/12/43	1 Month USD LIBOR	IOS.FN.300.12 Index	9,242	5,736	14,978
GS	USD	1,952	01/12/43	1 Month USD LIBOR	IOS.FN.300.12 Index	9,110	6,235	15,345
						18,352	11,971	30,323

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	36,602,301	—	36,602,301
Government national mortgage association certificates	—	203,529,978	—	203,529,978
Federal home loan mortgage corporation certificates	—	170,727,305	—	170,727,305
Federal housing administration certificates	—	—	279,458	279,458
Federal national mortgage association certificates	—	236,119,375	—	236,119,375
Collateralized mortgage obligations	—	95,805,226	5,117,481	100,922,707
Asset-backed securities	—	31,756,464	—	31,756,464
Stripped mortgage-backed securities	—	3,862,229	2,280,636	6,142,865
Short-term US government and agency obligations	—	12,265,329	—	12,265,329
Repurchase agreement	—	1,433,000	—	1,433,000
Option purchased	—	24,321	—	24,321
Swap agreements	—	85,869	—	85,869
Total	—	792,211,397	7,677,575	799,888,972

Liabilities
Investments sold short	—	(118,318,700)	—	(118,318,700)
Written options	—	(8,862)	—	(8,862)
Written swaptions	—	(956,892)	—	(956,892)
Swap agreements	—	(823,649)	—	(823,649)
Total	—	(120,108,103)	—	(120,108,103)

At October 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

	Federal housing administration certificates	Collateralized mortgage obligations	Stripped mortgage-backed securities	Total
Beginning balance	$306,338	$5,123,963	$2,512,091	$7,942,392
Purchases	—	—	—	—
Sales	(26,882)	(7,905)	—	(34,787)
Accrued discounts/(premiums)	(19)	13,929	(13,576)	334
Total realized gain/(loss)	(4)	187	(153,745)	(153,562)
Net change in unrealized appreciation/depreciation	25	(12,693)	(64,134)	(76,802)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	$279,458	$5,117,481	$2,280,636	$7,677,575

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015 was $ (103,771).

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

††	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short or written options.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment as of October 31, 2015.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.02% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond that converts to the noted fixed rate at a designated future date.
7

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

8

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

9	Rates shown are the discount rates at date of purchase unless otherwise noted.
10	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
US government obligations—39.76%
US Treasury Bonds
2.875%, due 08/15/45	7,230,000	7,155,726
4.500%, due 02/15/36	900,000	1,170,856
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	412,173	409,151
0.250%, due 01/15/25	4,185,875	4,025,581
0.375%, due 07/15/25	3,447,116	3,365,426
US Treasury Notes
0.625%, due 05/31/17	6,250,000	6,248,213
0.625%, due 08/31/17	3,305,000	3,299,791
0.625%, due 09/30/17	4,335,000	4,326,278
0.625%, due 11/30/17	6,800,000	6,775,914
0.875%, due 11/15/17	8,000,000	8,013,752
0.875%, due 10/15/18	12,950,000	12,889,808
1.000%, due 12/15/17	6,930,000	6,958,517
1.375%, due 04/30/20	900,000	896,485
1.375%, due 09/30/20[2]	5,975,000	5,935,320
1.375%, due 10/31/20	17,735,000	17,610,302
1.500%, due 11/30/19	2,000,000	2,009,688
1.625%, due 03/31/19	4,810,000	4,878,894
1.625%, due 04/30/19	5,205,000	5,276,907
1.625%, due 06/30/20	3,310,000	3,329,956
1.750%, due 02/28/22	3,455,000	3,439,974
1.750%, due 09/30/22	31,105,000	30,836,066
2.000%, due 11/30/20	6,120,000	6,247,180
2.000%, due 08/15/25	9,770,000	9,644,631
2.125%, due 12/31/21	4,295,000	4,378,104
2.125%, due 05/15/25	3,080,000	3,074,706
2.625%, due 11/15/20	4,205,000	4,416,785
3.500%, due 05/15/20	2,935,000	3,192,960
Total US government obligations (cost—$170,287,451)		169,806,971

Federal home loan bank certificate—0.18%
FHLB
4.000%, due 09/01/28 (cost—$678,970)	680,000	758,331

Federal home loan mortgage corporation certificates*—0.13%
FHLMC
6.250%, due 07/15/32	302,000	429,132

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
6.750%, due 03/15/31	82,000	119,878
Total federal home loan mortgage corporation certificates (cost—$490,771)		549,010

Federal national mortgage association certificate*—0.12%
FNMA TBA
3.000%, due 11/17/30 (cost—$520,453)	500,000	520,078

Collateralized mortgage obligations—8.37%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM 5.809%, due 02/10/51[3]	400,000	424,740
Series 2008-1, Class A4 6.215%, due 02/10/51[3]	237,757	255,036
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR12, Class A1A
5.707%, due 09/11/38[3]	1,422,223	1,443,166
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1.694%, due 07/05/33[3,4]	965,000	963,705
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class AM 5.347%, due 12/10/46	655,000	675,484
Series 2006-GG7, Class AM 5.819%, due 07/10/38[3]	210,000	214,444
Series 2010-C1, Class A1 3.156%, due 07/10/46[4]	22,436	22,421
Series 2013-GAM, Class A2 3.367%, due 02/10/28[4]	1,090,000	1,107,921
Series 2014-CR16, Class A4 4.051%, due 04/10/47	145,000	155,329
Series 2014-CR17, Class A5 3.977%, due 05/10/47	155,000	165,084
Series 2014-PAT, Class A 0.997%, due 08/13/27[3,4]	915,000	908,119
Series 2014-TWC, Class A 1.057%, due 02/13/32[3,4]	1,395,000	1,384,428
Series 2015-CR24, Class A5 3.696%, due 08/10/55	820,000	851,133
Series 2015-RUM, Class B 2.346%, due 07/15/30[3,4]	775,000	767,678
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class AM 5.658%, due 03/15/39[3]	1,520,000	1,529,222
Series 2006-C5, Class AM 5.343%, due 12/15/39	840,000	869,828
Series 2007-C4, Class A1AM 5.949%, due 09/15/39[3]	1,110,000	1,173,768
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D
3.801%, due 04/15/50[3,4]	515,000	427,258
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[3,4]	817,499	817,499
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.742%, due 11/10/46[4]	53,649	53,919
FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1*
1.197%, due 03/25/24[3,5]	6,387,582	506,477
FHLMC REMIC,*
Trust 2626, Class A 4.000%, due 06/15/33	198,703	212,256
Trust 3990, Class VA 3.500%, due 01/15/25	317,727	336,716

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4213, Class VE 3.500%, due 06/15/26	293,981	313,031
Trust 4323, Class CA 4.000%, due 03/15/40	308,197	329,816
Trust 4325, Class MA 4.000%, due 09/15/39	1,141,655	1,195,428
Trust 4328, Class DA 4.000%, due 01/15/36	1,184,351	1,245,357
Trust 4336, Class MA 4.000%, due 01/15/40	1,050,151	1,100,477
Trust 4443, Class BA 3.500%, due 04/15/41	171,678	180,952
Trust 4447, Class PA 3.000%, due 12/15/44	139,153	145,183
FNMA Connecticut Avenue Securities,
Series 2015-C02, Class 1M1 1.347%, due 05/25/25[3]	189,721	189,027
Series 2015-C03, Class 1M1 1.697%, due 07/25/25[3]	447,229	446,821
Series 2015-C04, Class 1M1 1.794%, due 04/25/28[3]	250,000	250,311
FNMA REMIC,*
Trust 2005-109, Class PV 6.000%, due 10/25/32	256,504	270,357
Trust 2013-112, Class HQ 4.000%, due 11/25/43	130,533	139,017
Trust 2014-12, Class GV 3.500%, due 03/25/27	179,043	190,878
Trust 2014-48, Class AB 4.000%, due 10/25/40	325,500	349,214
Trust 2015-20, Class EV 3.500%, due 07/25/26	334,947	356,533
Trust 2015-58, Class JP 2.500%, due 03/25/37	247,857	251,688
Trust 2015-62, Class VA 4.000%, due 10/25/26	98,204	107,180
FREMF Mortgage Trust, Series 2013-K712, Class B
3.371%, due 05/25/45[3,4]	110,000	112,626
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.382%, due 12/15/19[3,4]	1,025,000	995,463
GNMA, Trust 2014-131, Class BW
3.856%, due 05/20/41[3]	205,819	212,106
GS Mortgage Securities Corp., Series 2014-4R, Class 1A,
0.374%, due 01/26/34[3,4]	129,118	124,449
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%, due 11/05/30[4]	875,000	875,959
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA
0.979%, due 09/15/47[3,5]	14,231,680	876,511
JPMorgan Chase Commercial Mortgage Securities,
Series 2006-CB14, Class AM 5.492%, due 12/12/44[3]	400,000	401,113
Series 2006-LDP8, Class AJ 5.480%, due 05/15/45[3]	500,000	510,937
Series 2006-LDP9, Class A3 5.336%, due 05/15/47	817,027	840,846
Series 2007-CB18, Class A1A 5.431%, due 06/12/47[3]	1,364,887	1,413,521
Series 2007-LDPX, Class A1A 5.439%, due 01/15/49	170,670	177,562
Series 2011-PLSD, Class A2 3.364%, due 11/13/28[4]	800,000	815,877
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE 3.293%, due 09/01/21[3,4]	752,942	756,538
Series 2014-2, Class A 2.193%, due 12/01/21[3,4]	721,270	718,182
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A 5.166%, due 12/12/49	467,682	482,077
Series 2007-9, Class AM 5.856%, due 09/12/49[3]	350,000	375,518

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
4.894%, due 11/15/46[3]	815,000	844,392
Morgan Stanley Capital I,
Series 2007-HQ11, Class AJ 5.508%, due 02/12/44[3]	110,000	111,745
Series 2007-IQ14, Class A1A 5.665%, due 04/15/49[3]	675,814	710,124
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/35[3,4]	540,000	533,221
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[4]	185,352	184,426
VFC LLC,
Series 2014-2, Class A 2.750%, due 07/20/30[6]	85,723	85,639
Series 2015-3, Class A 2.750%, due 12/20/31[6]	123,956	123,797
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
5.952%, due 02/15/51[3]	250,000	265,296
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA
1.004%, due 02/15/48[3,5]	12,628,529	851,414
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A
1.750%, due 08/20/21[4]	32,537	32,537
Total collateralized mortgage obligations (cost—$36,415,030)		35,758,777

Asset-backed securities—14.22%
321 Henderson Receivables I LLC,
Series 2006-1A, Class A1 0.396%, due 03/15/41[3,4]	99,914	97,851
Series 2007-1A, Class A1 0.396%, due 03/15/42[3,4]	380,056	346,611
Access Group, Inc.,
Series 2015-1, Class A 0.897%, due 07/25/56[3,4]	255,228	255,262
Series 2015-1, Class B 1.697%, due 07/25/58[3,4]	100,000	86,284
ACE Securities Corp. Home Equity Loan Trust, Series 2005-RM1, Class M2
0.947%, due 03/25/35[3]	83,452	82,763
ALM VIII Ltd., Series 2013-8A, Class A1A
1.767%, due 01/20/26[3,4]	290,000	288,128
Alterna Funding I LLC, Series 2014-1A, Class NOTE
1.639%, due 02/15/21[4]	85,065	84,773
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A 0.990%, due 08/10/18[4]	53,880	53,842
Series 2015-2, Class A 1.570%, due 06/12/19[4]	195,939	195,599
Series 2015-3, Class A 1.950%, due 09/12/19[4]	330,000	329,618
American Homes 4 Rent,
Series 2014-SFR2, Class A 3.786%, due 10/17/36[4]	290,177	295,027
Series 2014-SFR3, Class A 3.678%, due 12/17/36[4]	941,115	941,138

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class C 2.640%, due 10/10/17	91,207		91,539
Series 2013-5, Class D 2.860%, due 12/09/19	585,000		590,624
Series 2015-3, Class A2A 1.070%, due 01/08/19	1,105,000		1,102,791
ARL First LLC, Series 2012-1A, Class A1
1.946%, due 12/15/42[3,4]	180,611		181,862
ARL Second LLC, Series 2014-1A, Class A1
2.920%, due 06/15/44[4]	344,715		347,110
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[7]	EUR	4,896	5,388
AVANT Loans Funding Trust, Series 2015-A, Class A
4.000%, due 08/16/21[4]	364,859		364,859
Avery Point V CLO Ltd., Series 2014-5A, Class A
1.775%, due 07/17/26[3,4]	250,000		248,499
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A
2.100%, due 03/20/19[4]	100,000		100,538
BCC Funding VIII LLC, Series 2014-1A, Class A
1.794%, due 06/20/20[4]	88,480		88,176
BCC Funding X LLC, Series 2015-1, Class A2
2.224%, due 10/20/20[4]	240,000		240,926
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE12, Class M1 0.677%, due 12/25/35[3]	193,541		189,340
Series 2006-HE3, Class A2 0.377%, due 04/25/36[3]	29,003		28,844
Birchwood Park CLO Ltd., Series 2014-1A, Class A
1.761%, due 07/15/26[3,4]	250,000		247,962
Blue Hill CLO Ltd., Series 2013-1A, Class A
1.801%, due 01/15/26[3,4]	450,000		446,644
BlueMountain CLO Ltd., Series 2015-2A, Class A1
1.706%, due 07/18/27[3,4]	280,000		277,486
CAN Capital Funding LLC, Series 2014-1A, Class A
3.117%, due 04/15/20[4]	150,000		150,000
Capital Automotive REIT, Series 2010-1A, Class A
5.730%, due 12/15/38[4]	92,747		97,675
CarFinance Capital Auto Trust,
Series 2014-2A, Class A 1.440%, due 11/16/20[4]	82,855		82,748
Series 2015-1A, Class A 1.750%, due 06/15/21[4]	124,506		123,605
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class A 1.677%, due 01/20/25[3,4]	270,000		268,759
Series 2013-4A, Class A1 1.791%, due 10/15/25[3,4]	250,000		246,908
Carnow Auto Receivables Trust, Series 2014-1A, Class A
0.960%, due 01/17/17[4]	28,160		28,152

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Carrington Mortgage Loan Trust, Series 2005-NC4, Class A3
0.597%, due 09/25/35[3]	12,517	12,479
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A
2.000%, due 12/10/23[4]	102,755	102,930
Chesapeake Funding LLC, Series 2015-1A, Class B
1.144%, due 02/07/27[3,4]	200,000	200,337
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A4
1.270%, due 03/15/19[4]	930,000	930,109
Citi Held For Asset Issuance,
Series 2015-PM1, Class A 1.850%, due 12/15/21[4]	79,531	79,627
Series 2015-PM2, Class A 2.350%, due 03/15/22[4,8]	190,000	189,986
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2
4.474%, due 03/20/43[4]	67,375	69,149
CLI Funding V LLC, Series 2014-1A, Class A
3.290%, due 06/18/29[4]	335,148	331,053
CNH Equipment Trust, Series 2015-B, Class A2A
0.840%, due 08/15/18	1,365,000	1,362,277
College Loan Corp. Trust I, Series 2005-2, Class B
0.811%, due 01/15/37[3]	177,416	152,713
Colony American Homes, Series 2015-1A, Class A
1.397%, due 07/17/32[3,4]	824,606	804,634
CPS Auto Receivables Trust,
Series 2013-A, Class A 1.310%, due 06/15/20[4]	35,351	35,084
Series 2013-C, Class A 1.640%, due 04/16/18[4]	49,630	49,571
Series 2014-B, Class A 1.110%, due 11/15/18[4]	185,800	184,604
Series 2014-C, Class A 1.310%, due 02/15/19[4]	117,480	116,766
Series 2015-C, Class A 1.770%, due 06/17/19[4]	106,969	106,994
Series 2015-C, Class B 2.550%, due 02/18/20[4]	150,000	150,121
CPS Auto Trust, Series 2012-C, Class A
1.820%, due 12/16/19[4]	98,895	98,730
Credit Acceptance Auto Loan Trust,
Series 2013-1A, Class A 1.210%, due 10/15/20[4]	510,034	509,822
Series 2013-2A, Class B 2.260%, due 10/15/21[4]	840,000	839,732
Series 2014-2A, Class A 1.880%, due 03/15/22[4]	1,190,000	1,186,275
Series 2015-2A, Class B 3.040%, due 08/15/23[4]	840,000	841,952
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
0.437%, due 10/25/34[3,4]	159,431	157,599
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3
0.497%, due 07/25/36[3,4]	154,908	153,279
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[4]	129,350	129,578

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[4]	1,773,000	1,787,544
Diamond Resorts Owner Trust,
Series 2014-1, Class A 2.540%, due 05/20/27[4]	59,528	59,681
Series 2015-1, Class A 2.730%, due 07/20/27[4]	82,750	82,456
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2 5.216%, due 01/25/42[4]	201,713	209,888
Series 2015-1A, Class A2I 3.484%, due 10/25/45[4]	260,000	260,000
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1
1.950%, due 11/25/39[4]	192,708	190,481
DRB Prime Student Loan Trust,
Series 2015-A, Class A3 2.320%, due 04/25/30	219,929	221,376
Series 2015-B, Class A3 2.540%, due 04/27/26[4]	150,000	150,782
Drive Auto Receivables Trust,
Series 2015-AA, Class A2 1.010%, due 11/15/17[4]	580,077	579,860
Series 2015-AA, Class B 2.280%, due 06/17/19[4]	960,000	961,582
Drug Royalty II LP 2, Series 2014-1, Class A1
3.139%, due 07/15/23[3,4]	217,001	219,804
Drug Royalty LP 1, Series 2012-1, Class A1
5.571%, due 07/15/24[3,4]	96,000	98,484
DT Auto Owner Trust, Series 2015-3A, Class A
1.660%, due 03/15/19[4]	160,000	159,990
Eaton Vance CLO Ltd., Series 2014-1A, Class A
1.771%, due 07/15/26[3,4]	500,000	498,110
Education Funding Capital Trust IV, Series 2004-1, Class A4
1.681%, due 06/15/43[3]	250,000	249,158
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B
3.020%, due 02/25/27[4]	132,584	132,166
Element Rail Leasing II LLC, Series 2015-1A, Class A1
2.707%, due 02/19/45[4]	91,053	91,682
Exeter Automobile Receivables Trust,
Series 2013-2A, Class A 1.490%, due 11/15/17[4]	8,029	8,028
Series 2013-2A, Class B 3.090%, due 07/16/18[4]	180,000	180,492
Series 2014-1A, Class A 1.290%, due 05/15/18[4]	28,330	28,308
Series 2014-3A, Class A 1.320%, due 01/15/19[4]	58,633	58,448
Series 2015-2A, Class A 1.540%, due 11/15/19[4]	125,261	124,889
Series 2015-3A, Class A 2.000%, due 03/16/20[4]	180,000	179,855
First Investors Auto Owner Trust, Series 2013-3A, Class A3
1.440%, due 10/15/19[4]	116,652	116,832
Flagship Credit Auto Trust,
Series 2013-1, Class A 1.320%, due 04/16/18[4]	113,785	113,671
Series 2014-1, Class A 1.210%, due 04/15/19[4]	67,651	67,411
Series 2014-2, Class A 1.430%, due 12/16/19[4]	96,160	95,637

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2015-2, Class A 1.980%, due 10/15/20[4]	150,677	150,797
Series 2015-3, Class A 2.380%, due 10/15/20[4]	330,000	329,999
FNA Trust, Series 2014-1A, Class A
1.296%, due 12/10/22[4]	239,627	239,737
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A
1.920%, due 01/15/19	1,900,000	1,915,020
Fremont Home Loan Trust, Series 2005-2, Class M2
0.917%, due 06/25/35[3]	111,264	109,010
Galaxy XX CLO Ltd., Series 2015-20A, Class A
1.731%, due 07/20/27[3,4]	280,000	278,891
Global Container Assets Ltd., Series 2013-1A, Class A1
2.200%, due 11/05/28[4]	166,912	166,775
GLS Auto Receivables Trust, Series 2015-1A, Class A
2.250%, due 12/15/20[4]	87,875	87,563
GO Financial Auto Securitization Trust, Series 2015-1, Class A
1.810%, due 03/15/18[4]	55,632	55,593
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
1.470%, due 04/25/25[3,4]	285,000	278,737
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2
3.095%, due 10/15/48[4]	200,000	199,280
Hilton Grand Vacations Trust,
Series 2013-A, Class A 2.280%, due 01/25/26[4]	91,748	91,936
Series 2014-AA, Class A 1.770%, due 11/25/26[4]	354,966	350,488
Home Equity Mortgage Trust,
Series 2005-HF1, Class A1 0.717%, due 02/25/36[3]	61,476	60,089
Series 2005-HF1, Class A2B 0.897%, due 02/25/36[3]	69,026	67,481
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
1.694%, due 11/20/36[3]	70,000	70,088
Icon Brands Holdings LLC, Series 2012-1A, Class A
4.229%, due 01/25/43[4]	128,932	130,286
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A
0.559%, due 05/01/22[3,4]	309,777	306,450
Invitation Homes Trust,
Series 2014-SFR2, Class A 1.297%, due 09/17/31[3,4]	875,000	856,945
Series 2014-SFR3, Class A 1.397%, due 12/17/31[4]	640,000	627,540
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
0.417%, due 10/25/35[3]	172,028	169,920

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1
0.943%, due 12/01/31[3]	167,089	166,048
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4
0.636%, due 09/27/35[3]	300,000	292,938
LCM XI LP, Series 11A, Class A
1.615%, due 04/19/22[3,4]	700,000	695,081
Lehman XS Trust, Series 2005-6, Class 1A1
0.457%, due 11/25/35[3]	293,651	201,422
Madison Park Funding XII Ltd., Series 2014-12A, Class A
1.817%, due 07/20/26[3,4]	250,000	248,269
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2
1.767%, due 07/20/26[3,4]	250,000	248,100
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1
0.929%, due 06/28/35[3,4]	187,149	185,573
Miramax LLC, Series 2014-1A, Class A2
3.340%, due 07/20/26[4]	77,480	77,466
MVW Owner Trust, Series 2014-1A, Class A
2.250%, due 09/22/31[4]	192,350	191,840
National Collegiate Student Loan Trust,
Series 2004-1, Class A2 0.586%, due 06/25/27[3]	111,020	110,414
Series 2005-1, Class A4 0.437%, due 11/27/28[3]	135,542	133,349
Series 2006-3, Class A3 0.347%, due 10/25/27[3]	150,377	149,108
Series 2007-1, Class A2 0.327%, due 11/27/28[3]	81,761	81,138
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A
1.558%, due 07/20/18[4]	59,076	58,764
Navient Private Education Loan Trust,
Series 2015-AA, Class A1 0.696%, due 12/15/21[3,4]	651,401	649,247
Series 2015-BA, Class A1 0.796%, due 05/15/23[3,4]	632,617	631,637
Navient Student Loan Trust, Series 2014-AA, Class A1
0.676%, due 05/16/22[3,4]	521,070	519,869
Navitas Equipment Receivables LLC, Series 2015-1, Class A2
2.120%, due 11/15/18[4]	150,000	150,295
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A
1.674%, due 10/20/20[3,4]	110,000	110,000
Nelnet Student Loan Trust,
Series 2005-1, Class A5 0.430%, due 10/25/33[3]	160,000	152,635
Series 2006-3, Class B 0.576%, due 06/25/41[3]	171,733	155,272
Series 2014-1A, Class B 1.697%, due 10/25/47[3,4]	100,000	93,179

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2015-3A, Class B 1.697%, due 07/27/50[3,4]	100,000	87,476
New York City Tax Lien Trust, Series 2014-A, Class A
1.030%, due 11/10/27[4]	33,351	33,309
NextGear Floorplan Master Owner Trust,
Series 2014-1A, Class A 1.920%, due 10/15/19[4]	800,000	797,037
Series 2015-2A, Class A 2.380%, due 10/15/20[4]	140,000	139,988
North Carolina State Education Assistance Authority, Series 2011-2, Class A3
1.120%, due 07/25/36[3]	130,000	125,698
NovaStar Mortgage Funding Trust,
Series 2003-2, Class A2 0.877%, due 09/25/33[3]	71,493	70,705
Series 2005-3, Class A2D 0.567%, due 01/25/36[3]	136,483	134,728
Ocwen Master Advance Receivables Trust, Series 2015-1, Class AT1
2.537%, due 09/17/46[4]	100,000	100,000
OneMain Financial Issuance Trust,
Series 2014-1, Class A 2.430%, due 06/18/24[4]	100,000	100,010
Series 2015-1A, Class A 3.190%, due 03/18/26[4]	1,655,000	1,671,103
Series 2015-2A, Class A 2.570%, due 07/18/25[4]	852,000	849,785
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
0.407%, due 12/25/35[3]	195,305	193,751
Orange Lake Timeshare Trust, Series 2014-AA, Class A
2.290%, due 07/09/29[4]	67,942	67,569
Oscar US Funding Trust, Series 2014-1A, Class A2
1.000%, due 08/15/17[4]	117,768	117,850
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.127%, due 03/25/36[3]	78,677	77,298
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
0.477%, due 05/25/36[3]	186,723	179,554
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[4]	1,055,000	1,038,589
RAAC Trust, Series 2006-RP2, Class A
0.444%, due 02/25/37[3,4]	228,870	225,965
RASC Trust, Series 2005-AHL3, Class A2
0.437%, due 11/25/35[3]	195,387	192,212
Santander Drive Auto Receivables Trust,
Series 2012-1, Class C 3.780%, due 11/15/17	166,615	166,985
Series 2012-1, Class D 4.560%, due 11/15/17	1,250,000	1,269,072
Series 2012-3, Class E 5.130%, due 06/17/19	900,000	923,949
Series 2012-5, Class C 2.700%, due 08/15/18	1,093,699	1,101,176
Series 2013-4, Class B 2.160%, due 01/15/20	1,200,000	1,204,482
Series 2013-5, Class D 2.730%, due 10/15/19	749,000	748,460

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	867,880
Series 2014-5, Class A2A 0.720%, due 04/16/18	630,102	629,631
Series 2015-5, Class A2A 1.120%, due 12/17/18	1,150,000	1,149,347
Series 2015-S2, Class R1 1.840%, due 11/18/19[4]	60,450	60,299
SBA Tower Trust, Series 2014-1A, Class C
2.898%, due 10/15/44[4]	170,000	169,028
Seneca Park CLO Ltd., Series 2014-1A, Class A
1.795%, due 07/17/26[3,4]	250,000	248,298
Sierra Timeshare Receivables Funding Co. LLC,
Series 2012-2A, Class A 2.380%, due 03/20/29[4]	194,111	195,694
Series 2014-2A, Class A 2.050%, due 06/20/31[4]	99,972	100,411
Series 2015-3A, Class A 2.580%, due 09/20/32[4]	150,000	149,971
Series 2015-3A, Class B 3.080%, due 09/20/32[4]	100,000	99,999
Silver Bay Realty Trust, Series 2014-1, Class A
1.197%, due 09/17/31[3,4]	1,189,554	1,159,665
SLM Student Loan Trust,
Series 2003-14, Class A6 0.620%, due 07/25/25[3]	100,000	95,243
Series 2004-10, Class B 0.690%, due 01/25/40[3]	129,158	106,715
Series 2005-5, Class A4 0.460%, due 10/25/28[3]	160,000	150,113
Series 2005-8, Class B 0.630%, due 01/25/40[3]	137,736	118,015
Series 2006-1, Class A5 0.430%, due 07/26/21[3]	120,000	117,230
Series 2012-A, Class A1 1.596%, due 08/15/25[3,4]	470,242	471,591
Series 2012-D, Class A1 1.246%, due 06/15/23[3,4]	259,163	259,296
SMB Private Education Loan Trust, Series 2015-C, Class B
3.500%, due 09/15/43[4]	630,000	570,891
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2 3.020%, due 10/25/27[4]	66,784	67,721
Series 2015-C, Class A2 2.510%, due 08/25/33[4]	1,015,901	1,014,185
Sonic Capital LLC, Series 2011-1A, Class A2
5.438%, due 05/20/41[4]	216,690	223,023
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1
0.647%, due 06/25/36[3]	40,000	38,109
SpringCastle America Funding LLC, Series 2014-AA, Class A
2.700%, due 05/25/23[4]	1,020,355	1,022,582
Store Master Funding I LLC, Series 2015-1A, Class A1
3.750%, due 04/20/45[4]	99,750	99,835
SWAY Residential Trust, Series 2014-1, Class A
1.497%, due 01/17/32[3,4]	753,388	738,170
Symphony CLO XV Ltd., Series 2014-15A, Class A
1.765%, due 10/17/26[3,4]	250,000	248,197
TAL Advantage I LLC, Series 2006-1A, Class NOTE
0.384%, due 04/20/21[3,4]	325,000	324,046

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Tidewater Auto Receivables Trust, Series 2014-AA, Class A3
1.400%, due 07/15/18[4]	479,457	479,757
Trade MAPS 1 Ltd., Series 2013-1A, Class A
0.896%, due 12/10/18[3,4]	250,000	249,383
Tricon American Homes, Series 2015 SFR1, Class A
1.447%, due 05/17/32[3,4]	1,030,000	1,007,661
Welk Resorts LLC, Series 2015-AA, Class A
2.790%, due 06/16/31[4]	101,379	100,596
Wendys Funding LLC, Series 2015-1A Class-A2I
3.371%, due 06/15/45[4]	250,000	250,470
Westgate Resorts LLC,
Series 2012-2A, Class A 3.000%, due 01/20/25[4]	45,046	45,102
Series 2013-1A, Class A 2.250%, due 08/20/25[4]	87,953	87,788
Series 2014-1A, Class A 2.150%, due 12/20/26[4]	174,329	171,932
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2
0.970%, due 10/16/17[4]	53,997	53,986
Total asset-backed securities (cost—$60,896,812)		60,732,227

Corporate notes—35.75%
Aerospace & defense—0.52%
Precision Castparts Corp.
0.700%, due 12/20/15	1,140,000	1,140,003
The Boeing Co.
2.350%, due 10/30/21	170,000	169,594
2.500%, due 03/01/25	70,000	67,695
United Continental Holdings, Inc.
6.000%, due 12/01/20	340,000	359,550
United Technologies Corp.
1.778%, due 05/04/18[9]	505,000	503,229
		2,240,071
Airlines—0.18%
American Airlines Group, Inc.
4.625%, due 03/01/20[4]	270,000	267,638
American Airlines Pass Through Trust 2014-1, Class B
4.375%, due 10/01/22	18,175	18,266

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Airlines—(concluded)
American Airlines Pass Through Trust 2015-1, Class A
3.375%, due 05/01/27	480,000	468,240
		754,144
Auto & truck—0.15%
General Motors Co.
3.500%, due 10/02/18	630,000	640,534

Banking-non-US—1.34%
Banco Bilbao Vizcaya Argentaria SA
3.000%, due 10/20/20	520,000	521,151
BNP Paribas SA
2.375%, due 05/21/20	200,000	199,553
Caixa Economica Federal
2.375%, due 11/06/17[4]	290,000	271,513
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, due 08/04/25	260,000	265,380
Credit Agricole SA
2.500%, due 04/15/19[4]	250,000	252,569
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20[4]	345,000	343,731
Credit Suisse New York
1.700%, due 04/27/18	395,000	393,740
Deutsche Bank AG
3.700%, due 05/30/24[2]	305,000	305,444
Discover Financial Services
3.750%, due 03/04/25	35,000	34,075
HSBC Holdings PLC
4.250%, due 03/14/24[2]	500,000	505,059
ING Bank N.V.
5.800%, due 09/25/23[4]	200,000	219,944
Itau Unibanco Holding SA
2.850%, due 05/26/18[2,4]	200,000	193,640
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[4]	540,000	538,836
Nordea Bank AB
1.875%, due 09/17/18[4]	200,000	200,354
2.500%, due 09/17/20[4]	380,000	381,985
Royal Bank of Scotland Group PLC
5.125%, due 05/28/24	420,000	430,788
6.000%, due 12/19/23[2]	205,000	222,629
6.125%, due 12/15/22	25,000	27,424

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	244,870
The Bank of New York Mellon Corp.
4.950%, due 06/20/20[3,10]	170,000	170,000
		5,722,685
Banking-US—5.09%
Aviation Capital Group Corp.
2.875%, due 09/17/18[4]	630,000	629,515
Bank of America Corp.
2.250%, due 04/21/20	677,000	668,944
3.875%, due 08/01/25[2]	230,000	234,106
3.950%, due 04/21/25[2]	340,000	334,692
4.000%, due 01/22/25	410,000	404,388
5.625%, due 10/14/16	1,325,000	1,382,213
6.100%, due 03/17/25[2,3,10]	740,000	748,325
6.500%, due 08/01/16	1,370,000	1,426,036
Bank of America Corp. MTN
1.389%, due 03/22/18[3]	770,000	774,651
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	662,560
Branch Banking & Trust Co.
3.625%, due 09/16/25	250,000	252,359
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	248,523
Capital One Financial Corp.
3.200%, due 02/05/25[2]	180,000	173,750
3.500%, due 06/15/23	245,000	246,346
4.200%, due 10/29/25	60,000	60,026
5.550%, due 06/01/20[2,3,10]	450,000	450,844
Capital One NA/Mclean VA
2.950%, due 07/23/21	260,000	258,746
CIT Group, Inc.
3.875%, due 02/19/19	295,000	299,388
5.250%, due 03/15/18	140,000	146,825
5.500%, due 02/15/19[4]	615,000	653,437
Discover Bank/Greenwood DE
2.600%, due 11/13/18	330,000	331,816
3.100%, due 06/04/20	250,000	252,969
4.200%, due 08/08/23	270,000	278,678
First Horizon National Corp.
3.500%, due 12/15/20	540,000	538,273
Goldman Sachs Group, Inc.
1.522%, due 04/30/18[3]	530,000	534,869
2.550%, due 10/23/19	231,000	232,748

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
2.600%, due 04/23/20[2]	349,000	350,495
2.750%, due 09/15/20	285,000	286,569
3.500%, due 01/23/25	250,000	247,564
3.750%, due 05/22/25[2]	635,000	639,877
4.250%, due 10/21/25	195,000	195,905
5.375%, due 05/10/20[3,10]	475,000	470,250
5.950%, due 01/18/18	1,030,000	1,123,047
HSBC USA, Inc.
2.350%, due 03/05/20	780,000	773,067
2.750%, due 08/07/20[2]	365,000	367,133
JPMorgan Chase & Co.
1.220%, due 01/25/18[3]	525,000	526,927
3.250%, due 09/23/22[2]	105,000	106,047
4.250%, due 10/01/27	343,000	344,808
4.500%, due 01/24/22	130,000	140,835
JPMorgan Chase & Co. GMTN
0.952%, due 02/26/16[3]	850,000	850,745
KeyCorp MTN
2.900%, due 09/15/20	100,000	100,734
Santander Holdings USA, Inc.
4.500%, due 07/17/25	160,000	162,640
State Street Capital Trust IV
1.337%, due 06/15/37[2,3]	570,000	460,275
State Street Corp.
2.550%, due 08/18/20	195,000	197,046
The Bank of New York Mellon Corp.
2.150%, due 02/24/20	445,000	446,569
3.000%, due 02/24/25[2]	160,000	158,156
Wells Fargo & Co.
0.946%, due 04/23/18[3]	685,000	687,941
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	465,000	469,770
4.300%, due 07/22/27	175,000	180,679
Wells Fargo & Co. MTN
3.550%, due 09/29/25	220,000	220,414
		21,732,520
Biotechnology—0.35%
Amgen, Inc.
3.125%, due 05/01/25	296,000	284,354
5.150%, due 11/15/41	75,000	77,546
Biogen, Inc.
2.900%, due 09/15/20	80,000	80,799
4.050%, due 09/15/25	115,000	116,279
Celgene Corp.
2.875%, due 08/15/20	465,000	467,476
3.250%, due 08/15/22	130,000	129,849

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Biotechnology—(concluded)
Gilead Sciences, Inc.
3.250%, due 09/01/22	80,000	81,379
3.700%, due 04/01/24	205,000	211,894
3.650%, due 03/01/26	60,000	60,688
		1,510,264
Building & construction —0.23%
D.R. Horton, Inc.
3.750%, due 03/01/19	550,000	565,125
Lennar Corp.
4.125%, due 12/01/18	302,000	308,795
4.500%, due 11/15/19	115,000	119,025
		992,945
Building products —0.34%
Building Materials Corp. of America
6.000%, due 10/15/25[2,4]	385,000	409,062
Cemex SAB de CV
5.875%, due 03/25/19[4]	200,000	202,200
Kimberly-Clark Corp.
2.650%, due 03/01/25	65,000	63,424
Martin Marietta Materials, Inc.
1.427%, due 06/30/17[3]	110,000	109,253
Masco Corp.
7.125%, due 03/15/20	250,000	290,625
Standard Pacific Corp.
8.375%, due 01/15/21	300,000	355,890
		1,430,454
Chemicals —0.52%
Eastman Chemical Co.
2.700%, due 01/15/20	420,000	420,513
3.800%, due 03/15/25[2]	255,000	253,734
Huntsman International LLC
4.875%, due 11/15/20[2]	440,000	413,886
Incitec Pivot Ltd.
4.000%, due 12/07/15[4]	550,000	551,472
LYB International Finance BV
4.000%, due 07/15/23	125,000	126,850
RPM International, Inc.
6.125%, due 10/15/19	250,000	277,636

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Chemicals—(concluded)
The Dow Chemical Co.
3.500%, due 10/01/24	185,000	181,516
		2,225,607
Commercial services —0.38%
Air Lease Corp.
5.625%, due 04/01/17	1,000,000	1,045,970
Duke University
4.077%, due 10/01/48	91,000	91,576
Republic Services, Inc.
3.200%, due 03/15/25	180,000	175,540
Waste Management, Inc.
3.125%, due 03/01/25	309,000	301,763
		1,614,849
Communications equipment —0.35%
Apple, Inc.
2.000%, due 05/06/20	225,000	225,679
2.850%, due 05/06/21[2]	560,000	576,799
QUALCOMM, Inc.
2.250%, due 05/20/20	200,000	198,615
3.000%, due 05/20/22	245,000	241,990
3.450%, due 05/20/25	245,000	235,664
		1,478,747
Computers —0.50%
Hewlett Packard Enterprise Co.
2.450%, due 10/05/17[2,4]	370,000	371,146
2.850%, due 10/05/18[4]	800,000	801,698
3.600%, due 10/15/20[4]	285,000	287,093
Leidos Holdings, Inc.
4.450%, due 12/01/20	300,000	294,717
Seagate HDD Cayman
3.750%, due 11/15/18	370,000	374,504
		2,129,158
Diversified financial services —0.35%
Audatex North America, Inc.
6.125%, due 11/01/23[4]	180,000	181,125
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	170,000	161,973
First Data Corp.
5.375%, due 08/15/23[2,4]	470,000	483,512
GE Capital International Funding Co.
2.342%, due 11/15/20[4]	384,000	385,007

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Diversified financial services—(concluded)
General Electric Capital Corp.
5.500%, due 01/08/20	134,000	152,230
General Electric Capital Corp. MTN
4.375%, due 09/16/20	138,000	151,448
		1,515,295
Electric utilities—0.06%
Exelon Generation Co. LLC
4.250%, due 06/15/22[2]	235,000	239,517

Electric-integrated—1.57%
Eaton Corp.
0.950%, due 11/02/15	910,000	910,000
1.500%, due 11/02/17	605,000	605,689
2.750%, due 11/02/22[2]	271,000	265,645
Entergy Corp.
4.000%, due 07/15/22	195,000	200,453
Entergy Texas, Inc.
7.125%, due 02/01/19	340,000	390,207
Exelon Corp.
2.850%, due 06/15/20	70,000	70,069
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	695,950
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	560,143
Pacificorp
5.500%, due 01/15/19	486,000	540,366
5.750%, due 04/01/37	275,000	329,297
Progress Energy, Inc.
5.625%, due 01/15/16	995,000	1,004,099
Puget Energy, Inc.
5.625%, due 07/15/22	450,000	508,531
6.000%, due 09/01/21	75,000	86,105
The ADT Corp.
4.125%, due 04/15/19[2]	180,000	184,050
Virginia Electric & Power Co.
3.100%, due 05/15/25	185,000	185,379

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	170,987
		6,706,970
Electronic equipment & instruments—0.04%
Thermo Fisher Scientific, Inc.
3.600%, due 08/15/21	150,000	154,291

Environmental—0.11%
Clean Harbors, Inc.
5.250%, due 08/01/20	450,000	468,000

Finance-captive automotive—2.39%
Ares Capital Corp.
3.875%, due 01/15/20	275,000	281,733
Associated Banc-Corp.
5.125%, due 03/28/16	822,000	832,208
CDP Financial, Inc.
4.400%, due 11/25/19[2,4]	1,160,000	1,265,227
Daimler Finance North America LLC
2.250%, due 03/02/20[2,4]	325,000	321,581
2.450%, due 05/18/20[4]	590,000	589,712
ERP Operating LP
3.000%, due 04/15/23	525,000	516,444
Ford Motor Credit Co. LLC
1.561%, due 05/09/16[3]	680,000	681,909
1.700%, due 05/09/16	1,455,000	1,458,408
2.240%, due 06/15/18	200,000	199,346
6.625%, due 08/15/17	220,000	237,099
FS Investment Corp.
4.000%, due 07/15/19	200,000	201,295
General Motors Financial Co., Inc.
3.100%, due 01/15/19	175,000	175,705
3.200%, due 07/13/20	240,000	238,145
3.450%, due 04/10/22	350,000	342,517
3.500%, due 07/10/19[2]	675,000	682,329
Hyundai Capital America
2.400%, due 10/30/18[4]	105,000	105,025
2.550%, due 02/06/19[4]	550,000	547,137
3.000%, due 10/30/20[4]	300,000	299,640
Lazard Group LLC
4.250%, due 11/14/20	170,000	177,871
Regions Bank
7.500%, due 05/15/18	450,000	506,605

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
Schaeffler Finance BV
4.750%, due 05/15/23[2,4]	265,000	266,988
Synchrony Financial
4.500%, due 07/23/25	285,000	288,833
		10,215,757
Finance-other—0.25%
FMS Wertmanagement AoeR
1.125%, due 09/05/17	525,000	526,929
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	558,250
		1,085,179
Financial services—4.78%
Ally Financial, Inc.
3.250%, due 02/13/18	690,000	693,450
4.125%, due 02/13/22[2]	460,000	465,462
5.500%, due 02/15/17	1,150,000	1,187,375
8.000%, due 11/01/31	275,000	333,438
American Express Credit Corp. MTN
2.375%, due 05/26/20[2]	226,000	225,743
Barclays PLC
2.750%, due 11/08/19	580,000	581,422
4.375%, due 09/11/24[2]	355,000	348,674
3.650%, due 03/16/25	400,000	386,850
Citigroup, Inc.
1.800%, due 02/05/18	700,000	699,166
4.587%, due 12/15/15	465,000	466,977
5.950%, due 05/15/25[3,10]	545,000	525,925
Corp Financiera de Desarrollo SA
4.750%, due 07/15/25[2,4]	210,000	213,413
Credit Suisse AG Guernsey
2.600%, due 05/27/16[4]	1,660,000	1,677,842
Doric Nimrod Air Alpha Ltd. 2013-1 Pass Through Trust
5.250%, due 05/30/23[4]	342,904	356,620
ERAC USA Finance LLC
6.375%, due 10/15/17[4]	500,000	543,605
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[4]	495,000	493,565
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17[2]	455,000	460,323
5.875%, due 02/01/22[2]	75,000	77,250
6.000%, due 08/01/20	850,000	888,250

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Intesa Sanpaolo SpA
3.875%, due 01/16/18	530,000	547,069
Invesco Finance PLC
3.750%, due 01/15/26	50,000	50,539
JPMorgan Chase & Co.
1.700%, due 03/01/18	835,000	834,300
2.200%, due 10/22/19	410,000	408,726
2.250%, due 01/23/20	215,000	213,395
2.750%, due 06/23/20	720,000	726,129
3.900%, due 07/15/25	140,000	143,569
5.300%, due 05/01/20[3,10]	285,000	285,855
McGraw Hill Financial, Inc.
3.300%, due 08/14/20[4]	370,000	376,595
Morgan Stanley
1.875%, due 01/05/18	280,000	281,483
2.125%, due 04/25/18	860,000	866,917
2.650%, due 01/27/20	595,000	599,630
2.800%, due 06/16/20[2]	880,000	887,660
3.750%, due 02/25/23	275,000	283,609
3.950%, due 04/23/27[2]	325,000	317,831
6.625%, due 04/01/18	400,000	444,010
Morgan Stanley GMTN
4.000%, due 07/23/25	225,000	231,678
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	125,943
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[4]	644,418	664,885
The Hartford Financial Services Group, Inc.
8.125%, due 06/15/38[3]	380,000	421,990
The Western Union Co.
5.930%, due 10/01/16	500,000	520,314
US Bancorp MTN
1.950%, due 11/15/18	560,000	565,863
		20,423,340
Food & drug retailing—0.34%
CVS Health Corp.
2.800%, due 07/20/20	951,000	966,917
3.375%, due 08/12/24[2]	315,000	315,533

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Food & drug retailing—(concluded)
3.875%, due 07/20/25	144,000	148,174
		1,430,624
Food/beverage—0.47%
General Mills, Inc.
3.650%, due 02/15/24	105,000	108,648
JBS Investments GmbH
7.750%, due 10/28/20[4]	525,000	557,287
The Coca-Cola Co.
2.875%, due 10/27/25	245,000	242,296
Tyson Foods, Inc.
6.600%, due 04/01/16	300,000	306,643
Unilever Capital Corp.
3.100%, due 07/30/25[2]	120,000	121,848
WM Wrigley Jr Co.
1.400%, due 10/21/16[4]	665,000	666,874
		2,003,596
Gas pipelines—0.39%
Kinder Morgan, Inc.
3.050%, due 12/01/19	255,000	247,224
7.000%, due 06/15/17	680,000	720,036
Plains All American Pipeline LP/PAA Finance Corp.
2.600%, due 12/15/19	370,000	362,694
3.600%, due 11/01/24	200,000	186,866
4.650%, due 10/15/25[2]	145,000	144,962
		1,661,782
Health care equipment & supplies—0.26%
Becton Dickinson and Co.
1.800%, due 12/15/17	110,000	110,607
2.675%, due 12/15/19	55,000	55,634
3.734%, due 12/15/24	85,000	87,004
Boston Scientific Corp.
2.850%, due 05/15/20[2]	275,000	274,883
3.850%, due 05/15/25	330,000	328,172
St. Jude Medical, Inc.
2.000%, due 09/15/18	105,000	105,352
2.800%, due 09/15/20	140,000	140,851
3.875%, due 09/15/25	15,000	15,237
		1,117,740

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—0.17%
Aetna, Inc.
2.750%, due 11/15/22	130,000	127,673
3.500%, due 11/15/24	129,000	130,025
Cigna Corp.
3.250%, due 04/15/25	140,000	136,266
Memorial Sloan-Kettering Cancer Center
4.200%, due 07/01/55	113,000	107,470
Zimmer Biomet Holdings, Inc.
2.000%, due 04/01/18	232,000	232,119
		733,553
Hotels, restaurants & leisure—0.12%
Marriott International, Inc.
2.875%, due 03/01/21	510,000	511,677

Industrial conglomerates—0.05%
General Electric Co.
3.375%, due 03/11/24[2]	190,000	195,534

Insurance—0.37%
American International Group, Inc.
3.750%, due 07/10/25	190,000	193,120
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26	30,000	30,212
MetLife, Inc.
5.250%, due 06/15/20[3,10]	225,000	227,109
3.000%, due 03/01/25	155,000	151,188
Pacific LifeCorp.
5.125%, due 01/30/43[4]	360,000	373,318
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	260,000	262,953
Willis Group Holdings PLC
5.750%, due 03/15/21	145,000	161,339
Willis North America, Inc.
6.200%, due 03/28/17	185,000	194,743
		1,593,982
Manufacturing-diversified—0.02%
SPX FLOW, Inc.
6.875%, due 09/01/17	95,000	100,700

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—1.24%
Alibaba Group Holding Ltd.
2.500%, due 11/28/19[4]	315,000	310,147
CCO Safari II LLC
3.579%, due 07/23/20[4]	1,150,000	1,158,099
4.464%, due 07/23/22[4]	415,000	421,113
6.484%, due 10/23/45[4]	175,000	181,432
Comcast Corp.
4.250%, due 01/15/33	360,000	359,697
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	73,000	74,768
3.950%, due 01/15/25	70,000	69,656
4.450%, due 04/01/24	206,000	212,495
4.600%, due 02/15/21	118,000	126,657
Discovery Communications LLC
3.450%, due 03/15/25	140,000	130,745
Expedia, Inc.
7.456%, due 08/15/18	465,000	521,560
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[4,10]	375,000	399,375
NBCUniversal Media LLC
4.450%, due 01/15/43	280,000	282,866
Sirius XM Radio, Inc.
4.250%, due 05/15/20[4]	500,000	506,250
Sky PLC
2.625%, due 09/16/19[2,4]	200,000	201,191
The Walt Disney Co.
2.150%, due 09/17/20	70,000	70,656
Time Warner Cable, Inc.
5.000%, due 02/01/20	265,000	283,575
		5,310,282
Medical providers—0.50%
Anthem, Inc.
3.300%, due 01/15/23	83,000	82,329
3.500%, due 08/15/24	79,000	78,665
HCA, Inc.
3.750%, due 03/15/19[2]	230,000	233,979
Laboratory Corp. of America Holdings
2.625%, due 02/01/20	255,000	254,551
UnitedHealth Group, Inc.
2.700%, due 07/15/20	641,000	657,166
2.875%, due 12/15/21	250,000	254,722

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
2.875%, due 03/15/22	565,000	572,919
		2,134,331
Metals & mining—0.96%
ArcelorMittal
5.125%, due 06/01/20[2]	140,000	134,532
5.250%, due 02/25/17	550,000	554,125
Constellium NV
8.000%, due 01/15/23[4]	275,000	233,063
Freeport-McMoRan, Inc.
4.000%, due 11/14/21[2]	320,000	268,640
Glencore Funding LLC
1.700%, due 05/27/16[4]	550,000	539,000
Harsco Corp.
5.750%, due 05/15/18	550,000	539,000
Novelis, Inc.
8.750%, due 12/15/20	665,000	666,662
Southern Copper Corp.
3.875%, due 04/23/25[2]	100,000	94,472
Vale Overseas Ltd.
6.250%, due 01/11/16	650,000	653,445
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, due 12/15/18[4]	441,000	416,745
		4,099,684
Multi-line insurance—0.10%
American International Group, Inc.
4.875%, due 06/01/22	245,000	272,525
5.450%, due 05/18/17	150,000	159,105
		431,630
Oil & gas—1.69%
Airgas, Inc.
3.050%, due 08/01/20	525,000	531,245
Anadarko Petroleum Corp.
5.950%, due 09/15/16	251,000	260,254
Chesapeake Energy Corp.
3.250%, due 03/15/16[2]	550,000	540,375
CONSOL Energy, Inc.
5.875%, due 04/15/22[2]	310,000	201,500
Continental Resources, Inc.
4.900%, due 06/01/44[2]	90,000	68,276
5.000%, due 09/15/22	235,000	211,206

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Devon Energy Corp.
3.250%, due 05/15/22	165,000	158,838
Ecopetrol SA
4.125%, due 01/16/25[2]	195,000	171,347
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20	505,000	457,656
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23	40,000	34,844
3.950%, due 09/01/22	105,000	97,762
4.150%, due 02/01/24	100,000	89,543
4.250%, due 09/01/24[2]	180,000	160,800
MEG Energy Corp.
7.000%, due 03/31/24[2,4]	175,000	151,375
Petrobras Global Finance BV
2.000%, due 05/20/16[2]	285,000	280,867
Petroleos Mexicanos
4.875%, due 01/24/22[2]	159,000	161,751
6.000%, due 03/05/20	35,000	38,008
8.000%, due 05/03/19	100,000	114,250
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	941,313
Rowan Cos., Inc.
5.000%, due 09/01/17	69,000	69,542
Shell International Finance BV
2.125%, due 05/11/20	330,000	330,700
3.250%, due 05/11/25	660,000	659,308
Southwestern Energy Co.
3.300%, due 01/23/18	70,000	68,713
Statoil ASA
2.650%, due 01/15/24	435,000	418,897
Transocean, Inc.
5.550%, due 12/15/16	786,000	781,826
6.000%, due 03/15/18[2]	17,000	15,946
WPX Energy, Inc.
7.500%, due 08/01/20[2]	210,000	198,975
		7,215,117
Oil field equipment & services—0.16%
Cameron International Corp.
1.400%, due 06/15/17	170,000	168,705

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil field equipment & services—(concluded)
SESI LLC
7.125%, due 12/15/21	520,000	505,091
		673,796
Oil services—0.28%
BP Capital Markets PLC
3.062%, due 03/17/22	265,000	266,290
Petrobras International Finance Co. SA
3.875%, due 01/27/16	927,000	924,034
		1,190,324
Paper & forest products—0.17%
Domtar Corp.
10.750%, due 06/01/17	79,000	89,224
International Paper Co.
3.650%, due 06/15/24[2]	125,000	123,666
Sappi Papier Holding GmbH
7.750%, due 07/15/17[4]	498,000	522,900
		735,790
Pharmaceuticals—1.72%
AbbVie, Inc.
1.800%, due 05/14/18	900,000	900,736
2.500%, due 05/14/20	340,000	336,241
2.900%, due 11/06/22	415,000	401,739
3.600%, due 05/14/25	105,000	103,262
Actavis Funding SCS
2.350%, due 03/12/18	300,000	301,441
3.000%, due 03/12/20	880,000	884,709
3.450%, due 03/15/22	430,000	427,323
3.850%, due 06/15/24	15,000	14,932
4.550%, due 03/15/35	25,000	23,954
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[4]	195,000	191,237
Forest Laboratories, Inc.
5.000%, due 12/15/21[4]	1,100,000	1,189,102
Medtronic, Inc.
2.500%, due 03/15/20	490,000	497,472
4.625%, due 03/15/45	170,000	179,112
Merck & Co., Inc.
2.350%, due 02/10/22[2]	235,000	233,761
Mylan, Inc.
3.125%, due 01/15/23[4]	340,000	317,176

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Novartis Capital Corp.
3.400%, due 05/06/24	255,000	265,799
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	188,051
Valeant Pharmaceuticals International, Inc.
5.375%, due 03/15/20[4]	255,000	221,850
5.875%, due 05/15/23[2,4]	295,000	247,800
Zoetis, Inc.
1.875%, due 02/01/18	420,000	418,118
		7,343,815
Pipelines—1.58%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,727,006
4.300%, due 05/01/24	120,000	107,702
Energy Transfer Partners LP
2.500%, due 06/15/18	195,000	192,766
4.150%, due 10/01/20	95,000	95,293
4.050%, due 03/15/25[2]	76,000	66,899
4.750%, due 01/15/26	139,000	127,695
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,145,000	1,150,282
3.350%, due 03/15/23	80,000	77,733
3.700%, due 02/15/26[2]	65,000	61,810
8.375%, due 08/01/66[3]	585,000	574,762
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25[2,4]	395,000	378,706
Sunoco Logistics Partners Operations LP
3.450%, due 01/15/23	215,000	190,064
Williams Cos., Inc.
7.875%, due 09/01/21	390,000	394,621
Williams Partners LP
3.600%, due 03/15/22	295,000	266,205
4.000%, due 11/15/21	145,000	137,208
4.500%, due 11/15/23	240,000	219,526
		6,768,278
Real estate investment trusts—1.05%
American Tower Corp.
4.000%, due 06/01/25	71,000	70,193
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, due 02/06/17	820,000	808,274
3.000%, due 02/06/19	240,000	232,500
AvalonBay Communities, Inc. MTN
2.850%, due 03/15/23	335,000	323,431

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Real estate investment trusts—(concluded)
DDR Corp.
9.625%, due 03/15/16	900,000	926,989
Digital Delta Holdings LLC
3.400%, due 10/01/20[4]	185,000	185,970
Duke Realty LP
5.950%, due 02/15/17	400,000	422,221
HCP, Inc.
6.000%, due 01/30/17	300,000	315,479
Highwoods Realty LP
7.500%, due 04/15/18	400,000	447,209
Simon Property Group LP
3.375%, due 03/15/22	375,000	386,364
UDR, Inc. MTN
4.250%, due 06/01/18	350,000	368,546
		4,487,176
Retail—0.66%
Amazon.com, Inc.
0.650%, due 11/27/15	1,190,000	1,190,161
AutoNation, Inc.
3.350%, due 01/15/21	150,000	151,826
Family Tree Escrow LLC
5.250%, due 03/01/20[4]	70,000	72,975
5.750%, due 03/01/23[4]	215,000	226,556
Lowe’s Cos., Inc.
3.375%, due 09/15/25[2]	60,000	60,625
Macy’s Retail Holdings, Inc.
7.450%, due 07/15/17	1,000,000	1,094,024
The Home Depot, Inc.
3.350%, due 09/15/25	20,000	20,529
		2,816,696
Semiconductor equipment & products—0.03%
Applied Materials, Inc.
2.625%, due 10/01/20	80,000	80,586
3.900%, due 10/01/25	60,000	60,052
		140,638
Software & services—0.26%
Microsoft Corp.
2.000%, due 11/03/20	405,000	405,856
2.650%, due 11/03/22	25,000	25,184

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
Oracle Corp.
2.800%, due 07/08/21	340,000	345,637
3.400%, due 07/08/24	44,000	44,920
2.950%, due 05/15/25[2]	295,000	288,694
		1,110,291
Special purpose entity—0.70%
Bunge Ltd. Finance Corp.
3.200%, due 06/15/17	1,127,000	1,144,171
CNH Industrial Capital LLC
3.375%, due 07/15/19	580,000	570,575
Crown Castle Towers LLC
6.113%, due 01/15/20[4]	495,000	546,706
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[4]	150,000	148,445
3.050%, due 01/09/20[4]	315,000	314,734
3.375%, due 02/01/22[4]	265,000	258,745
		2,983,376
Technology, hardware & equipment—0.25%
Pitney Bowes, Inc. MTN
5.750%, due 09/15/17	994,000	1,058,719

Telecommunications—0.78%
Alcatel-Lucent USA, Inc.
6.750%, due 11/15/20[4]	460,000	488,750
Altice SA
7.625%, due 02/15/25[4]	200,000	183,900
Cisco Systems, Inc.
2.450%, due 06/15/20	550,000	559,236
Harris Corp.
2.700%, due 04/27/20	45,000	44,225
Sprint Corp.
7.875%, due 09/15/23	530,000	488,925
Verizon Communications, Inc.
2.450%, due 11/01/22	560,000	539,543
2.625%, due 02/21/20	130,000	131,315
3.000%, due 11/01/21	210,000	211,632
3.450%, due 03/15/21[2]	195,000	201,871
4.400%, due 11/01/34	350,000	329,296
5.150%, due 09/15/23	149,000	165,845
		3,344,538

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—0.06%
Level 3 Financing, Inc.
5.375%, due 08/15/22	245,000	249,288

Textile/apparel—0.13%
Hanesbrands, Inc.
6.375%, due 12/15/20	520,000	538,850

Tobacco—0.38%
Altria Group, Inc.
2.850%, due 08/09/22	250,000	246,314
Imperial Tobacco Finance PLC
2.950%, due 07/21/20[4]	425,000	427,117
Philip Morris International, Inc.
1.875%, due 01/15/19[2]	270,000	271,556
Reynolds American, Inc.
2.300%, due 06/12/18[2]	165,000	167,391
3.250%, due 06/12/20	85,000	87,015
4.450%, due 06/12/25[2]	420,000	439,772
		1,639,165
Transportation—0.29%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	165,000	159,266
Canadian Pacific Railway Co.
3.700%, due 02/01/26	50,000	50,487
Ryder System, Inc. MTN
2.450%, due 09/03/19	180,000	179,091
2.650%, due 03/02/20	130,000	129,651
2.875%, due 09/01/20	300,000	299,961
Union Pacific Railroad Co. 2014-1 Pass Through Trust
3.227%, due 05/14/26	193,120	192,781
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[4]	217,612	221,420
		1,232,657
Utilities—0.30%
HD Supply, Inc.
7.500%, due 07/15/20	1,125,000	1,198,125

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Utilities—(concluded)
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	69,000	72,795
		1,270,920
Wireless telecommunications—0.77%
AT&T, Inc.
2.375%, due 11/27/18	110,000	111,608
2.300%, due 03/11/19	110,000	110,588
2.450%, due 06/30/20	430,000	426,267
2.625%, due 12/01/22[2]	320,000	304,486
3.000%, due 06/30/22	635,000	623,009
3.400%, due 05/15/25[2]	200,000	194,160
Crown Castle Towers LLC
4.174%, due 08/15/17[4]	200,000	204,579
Sprint Communications, Inc.
7.000%, due 03/01/20[2,4]	498,000	523,523
T-Mobile USA, Inc.
6.464%, due 04/28/19	755,000	776,706
		3,274,926
Total corporate notes (cost—$153,103,692)		152,679,802

Non-US government obligations—0.35%
Republic of Columbia
2.625%, due 03/15/23[2]	200,000	180,600
4.000%, due 02/26/24	228,000	223,668
4.500%, due 01/28/26	490,000	485,590
Republic of Peru
4.125%, due 08/25/27	229,000	230,145
South Africa Government International Bond
5.375%, due 07/24/44[2]	200,000	196,000
Uruguay Government International Bond
4.375%, due 10/27/27	110,000	109,037
4.500%, due 08/14/24[2]	85,000	88,400
Total non-US government obligations (cost—$1,532,281)		1,513,440

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Municipal bonds and notes—0.04%
Education—0.04%
Access to Loans for Learning Student Loan Corp. Revenue, Student Loan Program, Series A13
0.495%, due 04/25/24[3] (cost—$169,213)	172,082		171,019

	Number of shares
Preferred stocks—0.04%
Oil & Gas—0.04%
Anadarko Petroleum Corp.[3,11]	2,631		105,845
Southwestern Energy Co.[3,12]	2,350		65,894
Total preferred stocks (cost—$249,000)			171,739

	Face amount[1]
Repurchase agreement—5.65%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $24,566,596 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$24,599,449); proceeds: $24,117,000 (cost—$24,117,000)	24,117,000		24,117,000

	Number of contracts/ Notional amount
Options purchased—0.01%
Put options & swaptions purchased—0.01%
Eurodollar Futures, strike @ 98, expires 12/14/15	167		1,044
Eurodollar Futures, strike @ 99, expires 12/14/15	167		1,044
3 Month USD LIBOR 30 Year Swap, strike @ 3.050%, expires 01/11/16 (Counterparty: CSI; receive fixed rate); underlying swap terminates 01/13/46[13]	USD	1,800,000	5,697

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
Markit CDX NA IG Swaption, strike @ 120, expires 3/16/16[13]	USD	23,300,000	34,838
Total put options & swaptions purchased			42,623
Total options purchased (cost—$204,344)			42,623

	Number of shares
Investment of cash collateral from securities loaned—5.28%
Money market fund—5.28%
UBS Private Money Market Fund LLC[14] (cost—$22,532,000)	22,532,000		22,532,000
Total investments (cost—$471,197,017)[15]—109.90%			469,353,017
Liabilities in excess of other assets—(9.90)%			(42,297,163)
Net assets—100.00%			427,055,854

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,026,898
Gross unrealized depreciation	(3,870,898)
Net unrealized depreciation	$(1,844,000)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Written options

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
334	Eurodollar Futures, strike @ 98.5	12/14/15	66,282	(2,088)	64,194

Written option activity for the three months ended October 31, 2015 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2015	334	66,282
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at October 31, 2015	334	66,282

Written swaptions13

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.80%, terminating 02/08/27	CSI	Receive	02/06/17	113,280	(85,786)	27,494
USD	1,800	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 01/13/46	JPMCB	Receive	01/11/16	55,946	(2,755)	53,191
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 02/15/27	CSI	Receive	02/13/17	84,280	(74,161)	10,119
EUR	5,220	6 Month EURIBOR Interest Rate Swap strike @ 0.50%, terminating 11/01/22	GS	Receive	10/30/17	56,915	(49,990)	6,925
						310,421	(212,692)	97,729

		Put swaptions written
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 02/08/27	CSI	Pay	02/06/17	174,050	(107,851)	66,199
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 02/15/27	CSI	Pay	02/13/17	122,550	(68,749)	53,801
EUR	10,430	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	101,939	(116,962)	(15,023)
						398,539	(293,562)	104,977
						708,960	(506,254)	202,706

Swaptions and foreign exchange written options activity for the three months ended October 31, 2015 was as follows:

Premiums
received ($)
Swaptions outstanding at at July 31, 2015	780,961
Swaptions written	158,854
Swaptions exercised	(206,958)
Swaptions terminated in closing purchase transactions	(23,897)
Swaptions outstanding at October 31, 2015	708,960

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
51	USD	90-Day Eurodollar Futures	December 2015	12,702,078	12,698,362	(3,716)
US Treasury futures buy contracts:
1	USD	US Long Bond Futures	December 2015	156,246	156,438	192
450	USD	US Treasury Note 2 Year Futures	December 2015	98,526,017	98,395,312	(130,705)
189	USD	US Treasury Note 5 Year Futures	December 2015	22,684,413	22,637,180	(47,233)
				134,068,754	133,887,292	(181,462)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts (concluded)

Number of Contracts	Currency		Expiration Date	Proceeds($)	Current Value	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:
50	USD	90-Day Eurodollar Futures	December 2017	12,252,476	12,306,250	(53,774)
US Treasury futures sell contracts:
52	USD	Ultra Long US Treasury Bond Futures	December 2015	8,350,708	8,307,000	43,708
31	USD	US Long Bond Futures	December 2015	4,894,151	4,849,562	44,589
79	USD	US Treasury Note 10 Year Futures	December 2015	10,088,160	10,087,313	847
				35,585,495	35,550,125	35,370
						(146,092)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	725,000	USD	822,678	11/25/15	25,215
BB	EUR	710,000	USD	809,544	12/21/15	28,166
BB	USD	822,563	EUR	745,000	11/16/15	(3,195)
CSI	EUR	745,000	USD	833,385	11/16/15	14,017
CSI	EUR	775,000	USD	874,061	12/14/15	21,291
CSI	USD	807,775	EUR	725,000	11/25/15	(10,313)
CSI	USD	1,609,145	EUR	1,420,000	12/22/15	(46,351)
						28,830

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio[16] (%)	Payments received by the Portfolio[16] (%)	Value($)	Unrealized depreciation($)
USD	7,100	11/30/19	1.650	3 Month USD LIBOR	(92,849)	(92,965)
USD	9,900	02/11/25	2.050	3 Month USD LIBOR	(70,724)	(70,914)
USD	2,800	10/09/25	3 Month USD LIBOR	2.060%	(2,467)	(2,524)
					(166,040)	(166,403)

Centrally cleared credit default swap —buy protection17

Referenced obligations[18]	Notional amount (000)		Termination date	Payments made by the Portfolio[16](%)	Upfront payments received ($)	Value($)	Unrealized depreciation($)
MSCI	USD	1,680	12/20/20	3 Month USD LIBOR	41,513	(63,663)	(22,150)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Credit default swaps on credit index—sell protection19

					Rate type
Counterparty	Referenced obligations[18]	Notional amount (000)		Termination date	Payments made by the Portfolio[16](%)	Upfront payments made($)	Value($)	Unrealized depreciation($)
JPMCB	Markit CMBX NA Series 6 Index	USD	300	05/11/63	3.000%	390	(3,564)	(3,174)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	169,806,971	—	169,806,971
Federal home loan bank certificate	—	758,331	—	758,331
Federal home loan mortgage corporation certificates	—	549,010	—	549,010
Federal national mortgage association certificate	—	520,078	—	520,078
Collateralized mortgage obligations	—	35,574,351	184,426	35,758,777
Asset-backed securities	—	57,820,247	2,911,980	60,732,227
Corporate notes	—	152,679,802	—	152,679,802
Non-US government obligations	—	1,513,440	—	1,513,440
Municipal bonds and notes	—	171,019	—	171,019
Preferred stocks	171,739	—	—	171,739
Repurchase agreement	—	24,117,000	—	24,117,000
Options purchased	—	42,623	—	42,623
Investment of cash collateral from securities loaned	—	22,532,000	—	22,532,000
Futures contracts	89,336	—	—	89,336
Forward foreign currency contracts	—	88,689	—	88,689
Total	261,075	466,173,561	3,096,406	469,531,042

Liabilities
Written options	(2,088)	—	—	(2,088)
Written swaptions	—	(506,254)	—	(506,254)
Futures contracts	(235,428)	—	—	(235,428)
Forward foreign currency contracts	—	(59,859)	—	(59,859)
Swap agreements	—	(191,727)	—	(191,727)
Total	(237,516)	(759,928)	—	(995,356)

At October 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

	Collateralized mortgage obligations	Asset-backed securities	Total
Beginning balance	$236,631	$2,311,517	$2,548,148
Purchases		678,918	678,918
Sales	(56,108)	(70,412)	(126,520)
Accrued discounts/(premiums)		13	13
Total realized gain/(loss)	649	9	658
Net change in unrealized appreciation/depreciation	3,254	(8,065)	(4,811)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	184,426	2,911,980	3,096,406

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015 was $(5,991).

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments%
United States	93.3
Cayman Islands	1.5
United Kingdom	0.7
Netherlands	0.7
Canada	0.6
Argentina	0.5
Switzerland	0.4
Austria	0.2
Colombia	0.2
Germany	0.2
Australia	0.2
Guernsey	0.2
Sweden	0.1
Italy	0.1
Ireland	0.1
Japan	0.1
Spain	0.1
Mexico	0.1
Brazil	0.1
France	0.1
Peru	0.1
Norway	0.1
Venezuela	0.1
Uruguay	0.1
South Africa	0.1
United States Virgin Islands	0.0	†
Curacao	0.0	†
Total	100.0

†         Amount represents less than 0.05%

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

†	Amount represents less than 0.005%.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2015.
3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 19.46% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.05% of net assets as of October 31, 2015, are considered illiquid and restricted (see table below for more information).

Illiquid & restricted securities	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a percentage of net assets (%)	Value at 10/31/15 ($)	Value as a percentage of net assets (%)
VFC LLC, Series 2014-Class A 2.750% due 07/20/30	7/09/2014	250,000	0.06	85,639	0.02
VFC LLC, Series 2015-3, Class A 2.750%, due 12/20/31	3/25/2015	250,000	0.06	123,797	0.03
				209,436	0.05

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2015, the value of these securities amounted to 0.00% of net assets.

8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Step bond that converts to the noted fixed rate at a designated future date.
10	Perpetual investment. The maturity date reflects the next call date.
11	Non cumulative preferred stock. Convertible until 06/07/18.
12	Non cumulative preferred stock. Convertible until 01/15/18.
13	Illiquid investment as of October 31, 2015.
14

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	15,390,673	76,500,668	69,359,341	22,532,000	595

15	Includes $22,045,046 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $22,532,000
16	Payments made/received are based on the notional amount.
17

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index

18	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
19

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
US government obligations—34.66%
Residual Funding Corp. Principal Strip
0.000%, due 04/15/30[2]	1,300,000	835,076
US Treasury Bonds
2.500%, due 02/15/45	55,700,000	50,808,872
2.750%, due 08/15/42	1,000,000	970,026
2.750%, due 11/15/42	6,300,000	6,098,532
2.875%, due 05/15/43	1,800,000	1,782,515
2.875%, due 08/15/45	12,800,000	12,668,506
3.000%, due 05/15/42	5,200,000	5,310,906
3.000%, due 11/15/44	16,300,000	16,510,547
3.125%, due 02/15/42	3,300,000	3,460,017
3.125%, due 08/15/44	16,900,000	17,555,754
4.500%, due 02/15/36	2,980,000	3,876,834
6.250%, due 08/15/23	390,000	511,255
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	907,068	812,546
0.750%, due 02/15/45	2,428,992	2,159,590
1.375%, due 02/15/44	1,431,640	1,486,277
1.750%, due 01/15/28	20,363,398	22,631,209
2.000%, due 01/15/26	7,684,992	8,639,015
2.375%, due 01/15/25	1,264,360	1,455,529
2.375%, due 01/15/27	5,199,920	6,100,156
2.500%, due 01/15/29	15,873,715	19,160,685
3.875%, due 04/15/29	1,297,517	1,797,737
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	3,053,130	3,030,747
0.125%, due 07/15/22[3]	5,803,672	5,672,863
0.125%, due 07/15/24	45,166,950	43,277,345
0.250%, due 01/15/25	5,171,971	4,973,915
0.375%, due 07/15/25	5,326,447	5,200,221
US Treasury Notes
2.000%, due 02/28/21	18,100,000	18,452,099
2.125%, due 09/30/21	27,500,000	28,082,945
2.250%, due 04/30/21	17,400,000	17,949,179
2.500%, due 05/15/24[3]	800,000	827,104
2.750%, due 02/15/24[3]	3,400,000	3,585,939
Total US government obligations (cost—$326,942,108)		315,683,941

Government national mortgage association certificates—0.00%††
GNMA II ARM
1.625%, due 11/20/23[4]	3,431	3,540
1.625%, due 07/20/25[4]	4,564	4,718
1.750%, due 01/20/26[4]	8,233	8,463
1.750%, due 05/20/26[4]	15,496	15,972
Total government national mortgage association certificates (cost—$32,048)		32,693

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Federal home loan bank certificate—0.03%
FHLB
5.500%, due 07/15/36 (cost—$279,311)	200,000	266,706

Federal home loan mortgage corporation certificates*—0.34%
FHLMC
7.645%, due 05/01/25[5,6]	1,054,480	1,128,118
FHLMC ARM
5.535%, due 03/01/36[4]	40,578	41,920
FHLMC TBA
4.000%	1,800,000	1,912,057
Total federal home loan mortgage corporation certificates (cost—$3,011,190)		3,082,095

Federal housing administration certificates—0.00%††
FHA GMAC
7.430%, due 06/01/21[6]	12,561	12,561
FHA Reilly
7.430%, due 10/01/20[6]	2,872	2,872
Total federal housing administration certificates (cost—$16,112)		15,433

Federal national mortgage association certificates*—11.27%
FNMA
3.500%, due 11/01/21	1,119,739	1,208,543
3.500%, due 12/01/25	70,162	74,208
4.500%, due 04/01/29	373,003	403,741
5.401%, due 11/01/34	8,299,758	9,829,338
FNMA ARM
1.598%, due 08/01/40[4]	47,037	47,651
2.369%, due 05/01/30[4]	42,424	44,253
2.449%, due 04/01/27[4]	13,122	13,769
2.496%, due 05/01/27[4]	10,110	10,387
2.502%, due 10/01/35[4]	72,413	77,035
2.505%, due 01/01/36[4]	68,507	72,872
2.505%, due 03/01/36[4]	38,877	41,379
2.687%, due 09/01/35[4]	55,195	58,461
4.697%, due 12/01/35[4]	81,630	86,564
5.321%, due 01/01/36[4]	89,778	95,293
5.369%, due 11/01/35[4]	103,944	110,066
5.514%, due 03/01/36[4]	71,248	75,731

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Federal national mortgage association certificates*—(concluded)
5.689%, due 06/01/36[4]	17,207		17,245
5.773%, due 03/01/36[4]	57,619		60,663
5.776%, due 02/01/36[4]	87,807		93,535
5.800%, due 03/01/36[4]	74,069		78,164
FNMA ARM COFI
3.250%, due 11/01/26[5,6]	25,976		22,659
FNMA TBA
3.500%	33,000,000		34,278,975
4.000%	51,550,000		54,754,316
4.500%	1,000,000		1,082,305
Total federal national mortgage association certificates (cost—$101,279,157)			102,637,153

Collateralized mortgage obligations—15.24%
Alba PLC, Series 2007-1, Class A3
0.758%, due 03/17/39[4,7]	GBP	700,000	949,590
ARM Trust, Series 2005-5, Class 2A1
2.749%, due 09/25/35[4]	263,857		220,556
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A
5.569%, due 04/10/49[4]	398,006		416,239
Banc of America Funding Corp., Series 2005-D, Class A1
2.725%, due 05/25/35[4]	1,304,910		1,328,286
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.651%, due 02/17/51[4,8]	1,763,952		1,817,241
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[8]	1,000,000		1,004,262
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3 3.549%, due 07/20/32[4]	3,378		3,430
Series 2004-H, Class 2A2 2.805%, due 09/25/34[4]	1,353,352		1,325,808
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[8]	3,600,000		3,745,918
BBCMS Trust, Series 2015-RRI, Class A
1.346%, due 05/15/32[4,8]	3,700,000		3,665,202
BCAP LLC 2011-RR10 Trust, Class 3A5
2.676%, due 06/26/35[4,8]	1,071,896		1,071,702
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A 2.112%, due 10/25/33[4]	33,233		30,629
Series 2004-9, Class 2A1 2.684%, due 09/25/34[4]	667,270		621,178
Series 2005-7, Class 22A1 2.729%, due 09/25/35[4]	1,051,841		889,034
Series 2006-1, Class 21A2 2.529%, due 02/25/36[4]	1,028,042		794,583
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1 2.512%, due 04/25/33[4]	44,641		44,985
Series 2003-5, Class 2A1 2.598%, due 08/25/33[4]	279,917		279,771

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-3, Class 1A2 2.921%, due 07/25/34[4]	211,979	205,703
Series 2004-6, Class 2A1 2.935%, due 09/25/34[4]	1,195,288	1,152,335
Series 2004-7, Class 1A1 2.995%, due 10/25/34[4]	344,013	314,308
Series 2005-2, Class A1 2.680%, due 03/25/35[4]	809,582	812,629
Series 2005-5, Class A2 2.480%, due 08/25/35[4]	1,455,929	1,462,080
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10 5.500%, due 11/25/35	2,527,000	2,443,964
Series 2007-S6, Class 2A1 5.500%, due 12/25/22	1,025,985	901,539
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA 1.251%, due 09/10/46[4,8,9]	4,387,942	249,212
Series 2013-GC17, Class XA 1.447%, due 02/10/48[4,8,9]	3,667,561	354,629
Series 2013-GC17, Class XA 1.508%, due 11/10/46[4,8,9]	12,720,718	835,068
Series 2015-GC29, Class XA 1.176%, due 04/10/48[4,8,9]	3,333,937	252,807
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A 2.660%, due 05/25/35[4]	539,625	533,783
Series 2005-4, Class A 2.781%, due 08/25/35[4]	1,133,923	1,119,293
Series 2005-6, Class A2 2.420%, due 09/25/35[4]	97,371	97,899
Series 2005-6, Class A3 2.070%, due 09/25/35[4]	19,793	19,204
COMM Mortgage Trust,
Series 2014-LC15, Class XA 1.399%, due 04/10/47[4,8,9]	12,769,984	926,934
Series 2014-UBS3, Class XA 1.347%, due 06/10/47[4,8,9]	3,620,910	271,998
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1 6.250%, due 12/25/33	100,592	104,512
Series 2005-62, Class 2A1 1.222%, due 12/25/35[4]	415,372	344,735
Series 2006-41CB, Class 1A9 6.000%, due 01/25/37	800,297	701,978
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A 5.548%, due 01/25/34[4,8]	865,717	861,845
Series 2004-12, Class 11A1 2.766%, due 08/25/34[4]	371,286	328,436
Series 2004-12, Class 11A2 2.766%, due 08/25/34[4]	242,142	220,759
Series 2004-12, Class 12A1 2.711%, due 08/25/34[4]	76,454	66,223
Series 2005-HYB9, Class 5A1 2.602%, due 02/20/36[4]	333,340	289,583
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A1A 5.658%, due 03/15/39[4]	3,051,241	3,077,877
Series 2007-C5, Class A4 5.695%, due 09/15/40[4]	430,050	448,729
DBRR 2013-EZ2 Trust, Series 2013-EZ2, Class A
0.853%, due 02/25/45[4,8]	4,849	4,848
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	64,043	71,760
Series 1278, Class K 7.000%, due 05/15/22	26,852	29,071
Series 1367, Class KA 6.500%, due 09/15/22	736	820
Series 1502, Class PX 7.000%, due 04/15/23	224,256	246,257
Series 1503, Class PZ 7.000%, due 05/15/23	65,947	73,965
Series 1534, Class Z 5.000%, due 06/15/23	71,850	76,896
Series 1548, Class Z 7.000%, due 07/15/23	49,223	54,981
Series 1562, Class Z 7.000%, due 07/15/23	83,227	92,920

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Series 1694, Class Z 6.500%, due 03/15/24	38,220		42,441
Series 2061, Class Z 6.500%, due 06/15/28	128,968		147,059
Series 2400, Class FQ 0.696%, due 01/15/32[4]	86,805		87,888
Series 2764, Class LZ 4.500%, due 03/15/34	1,224,637		1,323,850
Series 2764, Class ZG 5.500%, due 03/15/34	3,013,001		3,363,772
Series 2835, Class JZ 5.000%, due 08/15/34	678,324		746,237
Series 2921, Class PG 5.000%, due 01/15/35	4,974,770		5,480,209
Series 2983, Class TZ 6.000%, due 05/15/35	2,591,810		2,908,470
Series 3149, Class CZ 6.000%, due 05/15/36	3,154,138		3,572,724
Series T-054, Class 2A 6.500%, due 02/25/43	642,454		759,820
Series T-058, Class 2A 6.500%, due 09/25/43	2,282,861		2,621,647
Series T-075, Class A1 0.237%, due 12/25/36[4]	893,579		888,492
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.725%, due 08/25/35[4]	56,048		49,807
FNMA REMIC,
Series 1991-065, Class Z 6.500%, due 06/25/21	2,048		2,171
Series 1992-129, Class L 6.000%, due 07/25/22	3,662		3,977
Series 1993-060, Class Z 7.000%, due 05/25/23	55,414		60,816
Series 1993-070, Class Z 6.900%, due 05/25/23	9,311		10,420
Series 1993-096, Class PZ 7.000%, due 06/25/23	52,182		57,313
Series 1993-160, Class ZB 6.500%, due 09/25/23	19,044		20,764
Series 1993-163, Class ZB 7.000%, due 09/25/23	5,063		5,659
Series 1998-066, Class FG 0.497%, due 12/25/28[4]	38,534		38,740
Series 1999-W4, Class A9 6.250%, due 02/25/29	318,285		351,777
Series 2000-034, Class F 0.647%, due 10/25/30[4]	6,569		6,651
Series 2002-080, Class A1 6.500%, due 11/25/42	1,017,975		1,165,275
Series 2003-064, Class AH 6.000%, due 07/25/33	2,673,073		3,050,021
Series 2003-W8, Class 2A 7.000%, due 10/25/42	54,508		63,159
Series 2004-T1, Class 1A1 6.000%, due 01/25/44	831,130		949,721
Series 2004-W8, Class 2A 6.500%, due 06/25/44	946,109		1,079,803
Series 2005-024, Class ZE 5.000%, due 04/25/35	1,330,238		1,473,378
Series 2005-120, Class ZU 5.500%, due 01/25/36	3,496,324		3,931,646
Series 2006-065, Class GD 6.000%, due 07/25/26	1,376,311		1,545,137
Trust 1993-037, Class PX 7.000%, due 03/25/23	10,724		11,884
Trust G92-040, Class ZC 7.000%, due 07/25/22	8,092		8,882
German Residential Funding Ltd., Series 2013-1, Class A
1.117%, due 08/27/24[4,7]	EUR	1,866,626	2,064,952
GNMA REMIC,
Trust Series 2000-009, Class FG 0.799%, due 02/16/30[4]	60,531		61,216
Trust Series 2002-031, Class FW 0.599%, due 06/16/31[4]	65,490		65,803
Trust Series 2003-98, Class Z 6.000%, due 11/20/33	7,945,904		8,992,696
Trust Series 2005-26, Class ZA 5.500%, due 01/20/35	8,579,446		10,061,373
Trust Series 2015-H20, Class FB 0.801%, due 08/20/65[4]	1,800,617		1,788,480

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

		Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.715%, due 09/25/35[4]		833,679	847,879
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A 0.897%, due 01/19/35[4]		83,732	58,493
Series 2005-4, Class 3A1 2.680%, due 07/19/35[4]		443,629	394,158
Housing Security, Inc., Series 1992-8, Class B
2.212%, due 06/25/24[4]		27,024	27,124
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A3
0.387%, due 06/25/37[4]		432,208	398,539
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A1A 5.397%, due 05/15/45		1,680,838	1,714,906
Series 2006-LDP9, Class A1A 5.257%, due 05/15/47		1,816,528	1,862,410
JP Morgan Mortgage Trust, 2005-A8, Series Class 1A1
2.730%, due 11/25/35[4]		1,701,714	1,609,671
JP Morgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
2.409%, due 06/25/36[4]		695,593	627,414
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.644%, due 01/20/17[4]		13,940	13,990
Ludgate Funding PLC,
Series 2007-1, Class A2A 0.741%, due 01/01/61[4,7]	GBP	2,320,251	3,162,868
Series 2008-W1X, Class A1 1.181%, due 01/01/61[4,7]	GBP	1,070,415	1,511,149
Mansard Mortgages Parent Ltd, Series 2007-1X, Class A2
0.759%, due 04/15/47[4,7]	GBP	1,525,168	2,076,476
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[8]		1,052,178	1,073,484
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
0.394%, due 12/26/35[4,6]		2,187,388	1,848,332
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.407%, due 04/25/46[4]		1,404,024	712,896
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.647%, due 12/25/36[4]		1,236,001	348,705
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34		1,345,888	1,352,578
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
0.394%, due 07/20/36[4]		350,246	316,984

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.495%, due 07/25/34[4]	738,495	738,629
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1 0.857%, due 09/19/32[4]	182,239	177,595
Series 2006-AR3, Class 11A1 0.407%, due 04/25/36[4]	2,527,982	1,903,200
United States Small Business Administration,
Series 1999-20K, Class 1 7.060%, due 11/01/19	69,654	74,716
Series 2000-20K, Class 1 7.220%, due 11/01/20	109,469	117,737
Series 2002-20K, Class 1 5.080%, due 11/01/22	617,469	661,897
Series 2005-20H, Class 1 5.110%, due 08/01/25	591,476	643,049
Series 2007-20D, Class 1 5.320%, due 04/01/27	2,139,382	2,383,225
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1A 5.749%, due 07/15/45[4]	6,379,168	6,519,506
Series 2007-C32, Class A3, 5.713%, due 06/15/49 [4]	359,000	372,657
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A 1.622%, due 06/25/42[4]	37,390	36,080
Series 2005-AR13, Class A1A1 0.487%, due 10/25/45[4]	1,111,365	1,028,025
Series 2005-AR15, Class A1A1 0.457%, due 11/25/45[4]	129,599	121,275
Series 2006-AR2, Class 2A1 3.720%, due 03/25/36[4]	1,068,374	961,192
Series 2006-AR7, Class 3A 2.143%, due 07/25/46[4]	1,776,863	1,594,381
Series 2006-AR9, Class 1A 1.222%, due 08/25/46[4]	1,245,792	1,051,312
Series 2006-AR9, Class 2A 2.143%, due 08/25/46[4]	946,469	847,168
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1 2.695%, due 12/25/33[4]	225,582	226,275
Series 2004-CC, Class A1 2.627%, due 01/25/35[4]	134,387	135,778
Series 2004-DD, Class 2A6 2.621%, due 01/25/35[4]	1,592,647	1,585,599
Series 2006-AR2, Class 2A1 2.652%, due 03/25/36[4]	1,195,920	1,189,603
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA
1.438%, due 03/15/47[4,8,9]	4,610,601	342,186
Total collateralized mortgage obligations (cost—$133,966,716)		138,791,265

Asset-backed securities—7.97%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.670%, due 09/25/35[4]	1,825,000	1,519,482
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
0.677%, due 08/25/35[4]	1,640,000	1,405,195
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R5, Class M3 0.687%, due 07/25/35[4]	1,590,000	1,413,461
Series 2005-R8, Class M1 0.667%, due 10/25/35[4]	1,000,000	970,786
Series 2005-R8, Class M3 0.707%, due 10/25/35[4]	1,700,000	1,416,859
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
0.687%, due 10/25/35[4]	770,000	627,888

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Face amount[1]	Value ($)
Asset-backed securities—(continued)
Bosphorus CLO, Series 1X, Class A
1.126%, due 11/10/23[4,7]	EUR	1,356,230	1,486,177
Carlyle Global Market Strategies CLO 2012-1 Ltd, Series 2012-1A, Class AR
1.547%, due 04/20/22[4,8]	1,900,000	1,894,226
Centex Home Equity Loan Trust, Series 2005-D, Class M3
0.677%, due 10/25/35[4]	1,100,000	969,743
CHEC Loan Trust, Series 2004-2, Class M1
0.837%, due 06/25/34[4]	1,408,951	1,279,210
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M1
0.477%, due 11/25/36[4]	488,000	398,026
Countrywide Asset-Backed Certificates,
0.377%, due 07/25/36[4]	522,189	511,747
Series 2005-13, Class 3AV3 0.447%, due 04/25/36[4]	295,895	293,954
Credit Suisse Mortgage Capital Certificate, Series 2010-UD1
5.776%, due 12/16/49[4,8]	932,313	957,909
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[10]	496,555	280,849
Dell Equipment Finance Trust, Series 2015-2, Class A1
0.530%, due 10/24/16[5,8]	1,800,000	1,800,000
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.016%, due 09/15/29[4]	58,705	53,836
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.491%, due 01/15/22[4,8]	7,526,108	7,503,402
EFS Volunteer LLC, Series 2010-1, Class A1
1.170%, due 10/26/26[4,8]	205,114	205,317
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.187%, due 10/23/21[4,7]	EUR	705,741	769,850
FBR Securitization Trust, Series 2005-2, Class M2
0.947%, due 09/25/35[4]	1,625,000	1,419,202
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
0.727%, due 09/25/35[4]	1,000,000	940,257
Franklin CLO Ltd. Series 5A, Class A2
0.597%, due 06/15/18[4,8]	557,978	556,612
Fremont Home Loan Trust, Series 2005-2, Class M3
0.947%, due 06/25/35[4]	620,000	534,630

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
1.010%, due 10/18/21[4,8]	1,150,958		1,144,151
GSAMP Trust, Series 2006-HE4, Class A1
0.337%, due 06/25/36[4]	3,088,300		2,624,735
Home Equity Asset Trust,
Series 2005-2, Class M5 1.292%, due 07/25/35[4]	1,000,000		891,910
Series 2005-8, Class M1 0.627%, due 02/25/36[4]	234,000		217,368
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
0.547%, due 03/25/36[4]	1,610,000		1,410,320
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2
0.587%, due 01/25/36[4]	1,745,000		1,414,970
Inwood Park CDO Ltd., Series 2006-1A, Class A1A
0.542%, due 01/20/21[4,8]	1,316,682		1,310,637
JP Morgan Mortgage Acquisition Trust, 2006-NC1, Class A1
0.367%, due 04/25/36[4]	2,362,095		2,204,027
JP Morgan Mortgage Acquisition Trust, 2007-CH1, Class MV2
0.477%, due 11/25/36[4]	1,680,000		1,445,156
JP Morgan Mortgage Acquisition Trust, 2007-CH2, Class AV1
0.357%, due 01/25/37[4]	2,378,566		2,313,631
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.182%, due 01/31/22[4,7]	EUR	56,072	61,483
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2 0.902%, due 12/25/34[4]	597,224		578,485
Series 2006-NC1, Class M1 0.577%, due 12/25/35[4]	1,700,000		1,428,278
Morgan Stanley Home Equity Loan Trust, Series 2005-4, Class M1
0.607%, due 09/25/35[4]	1,660,000		1,414,060
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.527%, due 02/25/36[4]	2,000,000		1,860,784
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-HE1, Class M4 0.787%, due 09/25/35[4]	1,650,000		1,463,986
Series 2006-HE1, Class M1 0.607%, due 02/25/36[4]	1,600,000		1,442,511
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class M1
0.637%, due 11/25/35[4]	1,500,000		1,417,275
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
1.922%, due 09/25/34[4]	220,733		190,496

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
RAMP, Series 2006-RZ1 Trust, Class M2
0.617%, due 03/25/36[4]	1,110,000		999,183
RASC,
Series 2005-KS11 Trust, Class M2 0.617%, due 12/25/35[4]	1,100,000		936,237
Series 2005-KS12 Trust, Class M2 0.657%, due 01/25/36[4]	1,700,000		1,445,797
Series 2005-KS4 Trust, Class M3 1.142%, due 05/25/35[4]	1,690,000		1,442,530
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1.097%, due 12/25/34[4]	753,022		670,262
Saxon Asset Securities Trust, Series 2004-1, Class M1
0.992%, due 03/25/35[4]	945,239		856,183
Securitized Asset-Backed Receivables LLC Trust, Series 2006-OP1, Class M2
0.587%, due 10/25/35[4]	1,655,000		1,434,087
SLM Student Loan Trust, Series 2008-9, Class A
1.820%, due 04/25/23[4]	2,667,916		2,682,001
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2 0.872%, due 06/25/35[4]	1,110,000		980,109
Series 2005-OPT3, Class M1 0.667%, due 11/25/35[4]	640,000		534,369
Series 2006-1, Class A4 0.497%, due 02/25/36[4]	600,000		527,679
Series 2006-OPT2, Class A3 0.374%, due 05/25/36[4]	1,655,859		1,562,740
Series 2006-WF2, Class M1 0.417%, due 12/25/36[4]	1,720,000		1,425,539
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
0.555%, due 04/18/22[4,8]	1,164,047		1,141,665
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2 3.375%, due 08/25/31	783,850		773,159
Series 2005-WF1, Class M1 0.857%, due 02/25/35[4]	224,853		207,163
Sunrise SRL, Series 09, Class A
0.467%, due 08/27/31[4]	EUR	872,447	958,704
Total asset-backed securities (cost—$72,735,669)			72,620,288

Corporate notes—40.75%
Airlines—1.04%
Air Canada 2013-1, Class B Pass Through Trust
5.375%, due 05/15/21[8]	2,034,952		2,085,826
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23	2,256,357		2,417,010

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Airlines—(concluded)
American Airlines 2014-1, Class B Pass Through Trust
4.375%, due 10/01/22	1,817,518		1,826,605
Continental Airlines 2009-2, Series A Pass Through Trust
7.250%, due 11/10/19	149,570		170,136
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24	1,474,974		1,511,849
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	1,401,188		1,472,929
			9,484,355
Auto & truck—0.37%
General Motors Co.
5.000%, due 04/01/35[11]	3,400,000		3,325,118

Auto parts & equipment—0.01%
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21	120,000		127,350

Automaker—0.03%
FCA US LLC/CG Co-Issuer, Inc.
8.250%, due 06/15/21	255,000		273,487

Banking-non-US—4.86%
Banco Santander Brasil SA
4.250%, due 01/14/16[8,11]	2,800,000		2,793,000
BPE Financiaciones SA
2.500%, due 02/01/17	EUR	3,600,000	4,032,481
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375%, due 07/26/16[4,7,12]	1,800,000		1,872,032
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25[8,11]	2,000,000		1,956,182
3.800%, due 09/15/22[8]	1,900,000		1,917,801
Depfa ACS Bank
5.125%, due 03/16/37[7]	1,900,000		2,347,174
DNB Bank ASA
3.200%, due 04/03/17[8]	3,900,000		3,999,668
Eksportfinans ASA
2.375%, due 05/25/16	1,298,000		1,301,245
2.875%, due 11/16/16	CHF	100,000	102,383
5.500%, due 05/25/16	800,000		815,488

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
5.500%, due 06/26/17	400,000		419,628
Export-Import Bank of Korea
1.250%, due 11/20/15	600,000		600,046
4.375%, due 09/15/21	1,300,000		1,427,375
5.000%, due 04/11/22	3,300,000		3,714,605
5.125%, due 06/29/20	400,000		448,562
ICICI Bank Ltd.
5.000%, due 01/15/16[7]	2,000,000		2,013,780
ING Groep NV
6.500%, due 04/16/25[4,12]	610,000		586,744
KBC Bank NV
8.000%, due 01/25/23[4,7]	2,200,000		2,428,250
Lloyds Bank PLC
1.101%, due 08/17/18[4]	1,600,000		1,599,112
3.500%, due 05/14/25	3,700,000		3,706,960
Novo Banco SA
5.000%, due 05/21/19	EUR	1,629,000	1,625,867
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[4,7]	1,600,000		1,745,549
Societe Generale SA
4.250%, due 04/14/25[6,11]	1,000,000		978,249
8.000%, due 09/29/25[4,11,12]	1,800,000		1,818,576
			44,250,757
Banking-US—4.32%
ABN AMRO Bank NV
2.450%, due 06/04/20[8,11]	5,700,000		5,704,121
4.750%, due 07/28/25[8]	820,000		825,696
Aviation Capital Group Corp.
6.750%, due 04/06/21[8,11]	4,820,000		5,452,625
Bank of America Corp.
2.600%, due 01/15/19[11]	500,000		505,965
5.750%, due 12/01/17	500,000		540,350
6.100%, due 03/17/25[4,12]	490,000		495,512
7.625%, due 06/01/19[11]	2,900,000		3,413,657
Bank of America Corp. MTN
3.300%, due 01/11/23	400,000		398,978
4.000%, due 04/01/24	975,000		1,003,984
4.000%, due 01/22/25	1,500,000		1,479,466
4.125%, due 01/22/24	3,700,000		3,862,963
Capital One Financial Corp.
5.550%, due 06/01/20[4,12]	1,065,000		1,066,997
CIT Group, Inc.
5.250%, due 03/15/18	245,000		256,944
5.500%, due 02/15/19[8]	60,000		63,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co.
6.300%, due 04/23/19[11]	400,000		454,810
JPMorgan Chase Bank N.A.
0.666%, due 06/13/16[4]	400,000		399,373
4.375%, due 11/30/21[4,7]	EUR	500,000	568,377
5.875%, due 06/13/16	1,100,000		1,132,820
6.000%, due 10/01/17	2,700,000		2,922,585
Synchrony Financial
2.700%, due 02/03/20	500,000		493,131
Wells Fargo & Co.
5.875%, due 06/15/25[4,12]	1,000,000		1,057,700
Wells Fargo & Co. GMTN
2.600%, due 07/22/20[11]	3,300,000		3,333,851
Wells Fargo & Co. MTN
3.000%, due 02/19/25	4,000,000		3,880,164
			39,313,819
Beverages—0.02%
Constellation Brands, Inc.
4.750%, due 11/15/24	60,000		62,850
6.000%, due 05/01/22	115,000		128,513
			191,363
Building & construction—0.13%
D.R. Horton, Inc.
4.000%, due 02/15/20	20,000		20,600
5.750%, due 08/15/23	120,000		131,100
Lennar Corp.
4.750%, due 11/15/22	185,000		185,000
Meritage Homes Corp.
6.000%, due 06/01/25	15,000		15,413
7.000%, due 04/01/22	15,000		16,425
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[8]	1,588,140		520,116
PulteGroup, Inc.
6.000%, due 02/15/35	80,000		79,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%, due 04/15/21[8]	135,000		136,012
5.625%, due 03/01/24[8]	15,000		14,775

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—(concluded)
Toll Brothers Finance Corp.
4.000%, due 12/31/18	25,000	26,000
		1,144,841
Building materials—0.02%
Masco Corp.
5.850%, due 03/15/17	120,000	126,600
Vulcan Materials Co.
7.500%, due 06/15/21	50,000	59,250
		185,850
Building products—0.04%
CalAtlantic Group, Inc.
5.375%, due 10/01/22	130,000	132,600
8.375%, due 05/15/18	115,000	132,250
USG Corp.
5.875%, due 11/01/21[8]	130,000	136,987
		401,837
Cable—0.63%
AMC Networks, Inc.
7.750%, due 07/15/21	45,000	48,263
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/23[8]	15,000	15,075
5.250%, due 09/30/22	75,000	75,968
7.375%, due 06/01/20	180,000	186,750
CCO Safari II LLC
4.464%, due 07/23/22[8]	3,400,000	3,450,082
4.908%, due 07/23/25[8]	885,000	901,730
6.484%, due 10/23/45[8]	845,000	876,056
Neptune Finco Corp.
6.625%, due 10/15/25[8]	200,000	210,500
		5,764,424
Chemicals—0.04%
Celanese US Holdings LLC
5.875%, due 06/15/21	60,000	64,500
Huntsman International LLC
5.125%, due 11/15/22[8]	130,000	120,900
Momentive Performance Materials, Inc.
3.880%, due 10/24/21	20,000	16,000
MPM Escrow LLC
8.875%, due 10/15/20[5]	20,000	—

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Chemicals—(concluded)
NOVA Chemicals Corp.
5.000%, due 05/01/25[8]	130,000	130,000
		331,400
Commercial services—0.55%
Air Lease Corp.
3.375%, due 01/15/19	2,000,000	2,040,000
Aircastle Ltd.
4.625%, due 12/15/18	255,000	264,562
Iron Mountain, Inc.
5.750%, due 08/15/24	170,000	170,850
R.R. Donnelley & Sons Co.
7.000%, due 02/15/22	115,000	112,987
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,161,549
Service Corp. International
5.375%, due 01/15/22	120,000	126,600
7.000%, due 06/15/17	55,000	59,297
The ADT Corp.
2.250%, due 07/15/17	25,000	24,875
4.125%, due 06/15/23	25,000	24,063
The Hertz Corp.
5.875%, due 10/15/20	30,000	31,050
		5,015,833
Communications equipment—0.19%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	1,731,866

Computer software & services—0.00%††
NCR Corp.
4.625%, due 02/15/21	20,000	19,750
5.875%, due 12/15/21	15,000	15,150
		34,900
Computers—0.21%
Seagate HDD Cayman
4.750%, due 06/01/23	1,500,000	1,392,268
4.875%, due 06/01/27[8]	565,000	491,339
		1,883,607

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Construction & engineering—0.00%††
AECOM
5.875%, due 10/15/24	35,000	36,138

Diversified financials—2.80%
American Express Co.
5.200%, due 11/15/19[4,12]	1,000,000	1,000,000
6.800%, due 09/01/66[4]	3,000,000	3,030,000
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[8]	504,369	522,879
First Data Corp.
6.750%, due 11/01/20[8]	175,000	184,406
General Electric Capital Corp.
5.250%, due 06/15/23[4,12]	1,000,000	1,045,000
Goldman Sachs Group, Inc.
0.769%, due 03/22/16[4]	1,200,000	1,200,020
3.750%, due 05/22/25[11]	1,900,000	1,914,594
5.150%, due 05/22/45	715,000	718,547
5.700%, due 05/10/19[4,12]	1,500,000	1,520,625
5.950%, due 01/18/18	2,500,000	2,725,843
6.000%, due 06/15/20	3,400,000	3,895,567
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[6,13]	1,900,000	140,600
1.000%, due 12/30/16[6,13]	900,000	66,600
1.000%, due 01/24/49[6,13]	4,500,000	339,750
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	5,300,000	5,915,728
Navient Corp. MTN
4.875%, due 06/17/19	320,000	309,600
Rio Oil Finance Trust, Series 2014-1
6.250%, due 07/06/24[8]	1,200,000	978,000
		25,507,759
Electric utilities—0.80%
Dynegy, Inc.
6.750%, due 11/01/19	125,000	124,687
Exelon Corp.
2.850%, due 06/15/20	1,900,000	1,901,870
Exelon Generation Co. LLC
2.950%, due 01/15/20	2,000,000	2,008,108

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
IPALCO Enterprises, Inc.
3.450%, due 07/15/20[6,11]	2,800,000	2,765,000
NRG Energy, Inc.
6.250%, due 07/15/22	60,000	55,500
6.625%, due 03/15/23	80,000	74,400
7.875%, due 05/15/21	170,000	169,150
Talen Energy Supply LLC
4.625%, due 07/15/19[8]	235,000	214,978
		7,313,693
Electric-generation—0.02%
Calpine Corp.
5.375%, due 01/15/23	120,000	114,300
6.000%, due 01/15/22[8]	95,000	99,845
		214,145
Electric-integrated—1.07%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[8,11]	200,000	175,780
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,569,917
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,964,938
		9,710,635
Electronics—0.20%
Flextronics International Ltd.
4.750%, due 06/15/25[8,11]	1,900,000	1,852,500

Energy-exploration & production—0.01%
Antero Resources Corp.
5.375%, due 11/01/21	85,000	78,200

Finance-captive automotive—1.18%
Bank of America NA
0.637%, due 06/15/17[4]	2,800,000	2,781,027
Denali Borrower LLC/Denali Finance Corp.
5.625%, due 10/15/20[8,11]	1,460,000	1,553,075
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	600,000	641,192
International Lease Finance Corp.
5.750%, due 05/15/16[11]	100,000	101,813
5.875%, due 08/15/22	225,000	246,938

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
6.250%, due 05/15/19	120,000	130,500
8.875%, due 09/01/17	335,000	371,850
Pentair Finance SA
3.625%, due 09/15/20	785,000	790,428
Schaeffler Holding Finance BV
6.875%, due 08/15/18[8]	2,000,000	2,070,000
The Depository Trust & Clearing Corp.
4.875%, due 06/15/20[4,8,12]	2,000,000	2,010,000
		10,696,823
Finance-non-captive diversified—0.47%
Ford Motor Credit Co. LLC
2.597%, due 11/04/19	1,000,000	991,573
4.250%, due 02/03/17	3,200,000	3,294,886
		4,286,459
Financial services—3.93%
Ally Financial, Inc.
3.250%, due 09/29/17[11]	100,000	100,625
3.250%, due 02/13/18	1,045,000	1,050,225
7.500%, due 09/15/20	55,000	64,316
8.000%, due 03/15/20	270,000	319,275
8.000%, due 11/01/31	100,000	122,250
Argos Merger Sub, Inc.
7.125%, due 03/15/23[8]	155,000	163,138
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[6]	1,000,000	1,194,078
Citigroup, Inc.
1.013%, due 04/27/18[4]	5,800,000	5,779,532
2.021%, due 05/15/18[4]	300,000	305,736
4.000%, due 08/05/24	1,500,000	1,495,323
6.125%, due 11/21/17	600,000	652,608
8.500%, due 05/22/19	2,400,000	2,897,918
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,628,453
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, due 03/15/19	185,000	189,218
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,900,000	3,870,894
2.750%, due 06/23/20	1,400,000	1,411,918
4.250%, due 10/15/20	2,800,000	2,999,486
4.400%, due 07/22/20	600,000	646,349
5.300%, due 05/01/20[4,12]	1,800,000	1,805,400
Morgan Stanley
3.950%, due 04/23/27	1,675,000	1,638,049
5.450%, due 07/15/19[4,12]	1,500,000	1,475,625

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
5.550%, due 07/15/20[4,12]	980,000	978,775
7.300%, due 05/13/19	2,570,000	2,997,661
Navient LLC MTN
6.250%, due 01/25/16	1,885,000	1,901,494
The Nielsen Co. Luxembourg SARL
5.500%, due 10/01/21[8]	125,000	129,688
		35,818,034
Food products—0.34%
Grupo Bimbo SAB de CV
4.875%, due 06/27/44[8]	675,000	607,162
Kraft Heinz Foods Co.
3.950%, due 07/15/25[8]	420,000	430,827
5.000%, due 07/15/35[8]	1,800,000	1,879,447
Post Holdings, Inc.
6.000%, due 12/15/22[8]	135,000	135,675
7.750%, due 03/15/24[8]	30,000	32,063
8.000%, due 07/15/25[8]	30,000	32,550
		3,117,724
Gaming—0.49%
AMC Entertainment, Inc.
5.875%, due 02/15/22	60,000	62,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	60,000	61,350
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	315,000	324,450
5.375%, due 11/01/23	120,000	121,154
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21	125,000	131,563
MGM Resorts International
6.000%, due 03/15/23	15,000	15,300
6.875%, due 04/01/16[11]	2,900,000	2,951,098
7.625%, due 01/15/17	120,000	127,640
Pinnacle Entertainment, Inc.
7.500%, due 04/15/21	125,000	131,719
7.750%, due 04/01/22	120,000	132,900
Regal Entertainment Group
5.750%, due 03/15/22	115,000	118,738
Scientific Games International, Inc.
7.000%, due 01/01/22[8]	180,000	181,800
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[8]	55,000	57,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Gaming—(concluded)
Six Flags Entertainment Corp.
5.250%, due 01/15/21[8]	60,000	62,250
		4,479,812
Gas distribution—0.01%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%, due 05/20/22	105,000	110,775

Gas pipelines—0.56%
Kinder Morgan, Inc.
3.050%, due 12/01/19	1,500,000	1,454,259
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.500%, due 07/15/23	105,000	98,700
4.875%, due 06/01/25	3,800,000	3,553,000
		5,105,959
Health care providers & services—0.20%
Amsurg Corp.
5.625%, due 07/15/22	35,000	34,387
CVS Health Corp.
3.875%, due 07/20/25	1,000,000	1,028,984
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[8]	115,000	125,350
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[8]	145,000	157,325
Fresenius US Finance II, Inc.
4.500%, due 01/15/23[8]	100,000	102,375
Hologic, Inc.
5.250%, due 07/15/22[8]	65,000	67,844
LifePoint Health, Inc.
5.500%, due 12/01/21	60,000	60,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[8]	180,000	163,800
5.625%, due 10/15/23[8]	65,000	61,100
		1,802,065
Health facilities—0.08%
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21	245,000	252,962
7.125%, due 07/15/20	245,000	251,125
DaVita HealthCare Partners, Inc.
5.000%, due 05/01/25	100,000	99,270
5.125%, due 07/15/24	60,000	61,013

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Health facilities—(concluded)
5.750%, due 08/15/22	85,000	89,250
		753,620
Hotels, restaurants & leisure—0.43%
Starbucks Corp.
2.700%, due 06/15/22	1,900,000	1,922,169
4.300%, due 06/15/45[11]	1,900,000	1,939,780
		3,861,949
Hotels/gaming—0.01%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[8]	60,000	56,313

Insurance—0.89%
Allied World Assurance Co.
4.350%, due 10/29/25	400,000	397,823
MetLife, Inc.
5.250%, due 06/15/20[4,12]	2,735,000	2,760,641
Progressive Corp.
6.700%, due 06/15/37[4]	2,200,000	2,211,000
Prudential Financial, Inc.
5.200%, due 03/15/44[4]	1,000,000	992,500
5.375%, due 05/15/45[4]	715,000	718,575
Voya Financial, Inc.
5.650%, due 05/15/53[4]	1,000,000	1,012,500
		8,093,039
IT consulting & services—0.23%
Hewlett Packard Enterprise Co.
4.900%, due 10/15/25[8]	815,000	805,676
6.350%, due 10/15/45[8]	1,220,000	1,185,796
IHS, Inc.
5.000%, due 11/01/22	130,000	131,300
		2,122,772
Lodging—0.03%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, due 10/15/21	125,000	131,254

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Lodging—(concluded)
NCL Corp. Ltd.
5.250%, due 11/15/19[8]	120,000	123,375
		254,629
Machinery—0.02%
Case New Holland Industrial, Inc.
7.875%, due 12/01/17	70,000	75,425
Terex Corp.
6.500%, due 04/01/20	125,000	125,937
		201,362
Media—1.54%
Alibaba Group Holding Ltd.
3.125%, due 11/28/21[8]	6,500,000	6,394,198
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	185,000	192,862
7.625%, due 03/15/20	45,000	46,688
CSC Holdings LLC
7.625%, due 07/15/18	55,000	58,369
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	1,500,000	1,536,337
DISH DBS Corp.
5.000%, due 03/15/23	65,000	60,125
5.875%, due 07/15/22	60,000	58,800
5.875%, due 11/15/24	80,000	76,520
7.875%, due 09/01/19	110,000	120,702
Liberty Interactive LLC
8.500%, due 07/15/29	25,000	26,188
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[8]	125,000	127,031
Sirius XM Radio, Inc.
4.250%, due 05/15/20[8]	65,000	65,813
5.250%, due 08/15/22[8]	130,000	137,150
Sky PLC
6.100%, due 02/15/18[8]	1,000,000	1,088,217
TEGNA, Inc.
5.125%, due 10/15/19	125,000	130,312
5.500%, due 09/15/24[8]	125,000	126,875
Time Warner Cable, Inc.
5.850%, due 05/01/17[11]	200,000	210,931
6.750%, due 06/15/39	700,000	715,899
7.300%, due 07/01/38	2,000,000	2,168,434
Tribune Media Co.
5.875%, due 07/15/22[8]	125,000	128,438

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Univision Communications, Inc.
5.125%, due 05/15/23[8]	150,000	148,500
Viacom, Inc.
5.250%, due 04/01/44	480,000	417,590
		14,035,979
Media-cable—0.16%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,489,764

Medical providers—0.48%
HCA, Inc.
5.000%, due 03/15/24	190,000	195,700
6.500%, due 02/15/20	3,139,000	3,511,756
7.500%, due 02/15/22	165,000	189,750
Tenet Healthcare Corp.
6.000%, due 10/01/20	300,000	324,000
6.250%, due 11/01/18	120,000	127,800
		4,349,006
Metals & mining—0.39%
Alcoa, Inc.
5.870%, due 02/23/22	100,000	104,500
Corp Nacional del Cobre de Chile
5.625%, due 09/21/35[7]	110,000	112,015
FMG Resources August 2006 Pty Ltd.
9.750%, due 03/01/22[8]	50,000	49,750
Freeport-McMoRan, Inc.
4.550%, due 11/14/24	1,625,000	1,300,000
Glencore Funding LLC
2.875%, due 04/16/20[8]	1,490,000	1,250,483
4.000%, due 04/16/25[8]	900,000	697,500
Teck Resources Ltd.
6.000%, due 08/15/40	100,000	55,500
		3,569,748
Oil & gas—3.00%
BP Capital Markets PLC
3.506%, due 03/17/25[11]	2,800,000	2,828,252
California Resources Corp.
5.000%, due 01/15/20	115,000	83,663
Chesapeake Energy Corp.
6.125%, due 02/15/21	175,000	114,607

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
7.250%, due 12/15/18	20,000	16,100
Concho Resources, Inc.
5.500%, due 04/01/23	65,000	65,325
CONSOL Energy, Inc.
5.875%, due 04/15/22	65,000	42,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[8]	115,000	97,750
Denbury Resources, Inc.
4.625%, due 07/15/23	105,000	70,088
Ecopetrol SA
5.375%, due 06/26/26[11]	2,100,000	1,959,560
Encana Corp.
6.500%, due 05/15/19	1,400,000	1,511,009
Energy Transfer Equity LP
7.500%, due 10/15/20	235,000	252,672
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20	90,000	78,300
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, due 01/15/22	75,000	69,575
KazMunayGas National Co. JSC
7.000%, due 05/05/20[7]	150,000	155,938
Kinder Morgan Energy Partners LP
6.500%, due 09/01/39	1,500,000	1,399,593
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20	155,000	40,300
Newfield Exploration Co.
5.750%, due 01/30/22	145,000	147,175
Oasis Petroleum, Inc.
6.875%, due 01/15/23	145,000	125,425
Petrobras Global Finance BV
1.953%, due 05/20/16[4]	200,000	195,760
2.694%, due 03/17/17[4]	2,500,000	2,359,375
3.250%, due 03/17/17[11]	1,800,000	1,715,400
3.500%, due 02/06/17[11]	100,000	95,400
3.875%, due 01/27/16[11]	1,500,000	1,495,200
5.750%, due 01/20/20	700,000	594,720
6.250%, due 03/17/24[11]	200,000	160,460
6.750%, due 01/27/41	500,000	352,800
6.850%, due 06/05/15[11]	1,000,000	686,200
6.875%, due 01/20/40	800,000	568,192
Pioneer Natural Resources Co.
5.875%, due 07/15/16	1,535,000	1,581,352

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Range Resources Corp.
5.000%, due 03/15/23	110,000	97,625
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[7]	4,620,000	4,827,250
SM Energy Co.
5.000%, due 01/15/24	70,000	62,825
Southwestern Energy Co.
7.500%, due 02/01/18	2,806,000	2,981,392
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	125,000	116,250
4.250%, due 11/15/23	50,000	43,750
Transocean, Inc.
3.000%, due 10/15/17	40,000	36,720
Whiting Petroleum Corp.
5.750%, due 03/15/21	65,000	60,531
6.250%, due 04/01/23	90,000	83,700
WPX Energy, Inc.
5.250%, due 09/15/24	150,000	124,500
		27,296,984
Packaging & containers—0.10%
Ball Corp.
5.000%, due 03/15/22	60,000	61,950
Berry Plastics Corp.
5.125%, due 07/15/23	65,000	64,350
5.500%, due 05/15/22	180,000	185,400
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[8]	60,000	60,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.750%, due 10/15/20	365,000	379,600
Sealed Air Corp.
5.500%, due 09/15/25[8]	180,000	189,900
		941,500
Personal & household products—0.01%
Edgewell Personal Care Co.
4.700%, due 05/19/21	25,000	25,693
4.700%, due 05/24/22	55,000	56,337
		82,030
Pharmaceuticals—1.83%
Actavis Funding SCS
3.450%, due 03/15/22	4,000,000	3,975,096

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
3.800%, due 03/15/25	1,700,000	1,685,302
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[8]	210,000	205,947
Medtronic, Inc.
3.500%, due 03/15/25	3,900,000	3,995,293
Merck & Co., Inc.
2.750%, due 02/10/25[11]	3,100,000	3,042,951
3.700%, due 02/10/45	3,500,000	3,209,045
Valeant Pharmaceuticals International
6.375%, due 10/15/20[8]	150,000	134,625
Valeant Pharmaceuticals International, Inc.
5.500%, due 03/01/23[8]	30,000	25,200
5.625%, due 12/01/21[8]	185,000	160,487
5.875%, due 05/15/23[8]	120,000	100,800
6.125%, due 04/15/25[8]	110,000	92,262
		16,627,008
Pipelines—1.51%
DCP Midstream LLC
4.750%, due 09/30/21[8]	15,000	13,278
5.350%, due 03/15/20[8]	15,000	13,958
8.125%, due 08/16/30	15,000	14,907
DCP Midstream Operating LP
2.500%, due 12/01/17	30,000	27,968
5.600%, due 04/01/44	20,000	15,540
Energy Transfer Partners LP
6.125%, due 12/15/45	1,100,000	988,293
6.500%, due 02/01/42	1,000,000	931,269
Enterprise Products Operating LLC
2.550%, due 10/15/19	2,000,000	1,987,812
Rockies Express Pipeline LLC
5.625%, due 04/15/20[8]	75,000	75,844
6.850%, due 07/15/18[8]	25,000	25,873
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, due 11/15/23[8]	130,000	113,100
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21	125,000	124,062
5.625%, due 03/01/25[8]	125,000	119,844
5.750%, due 05/15/24[11]	7,425,000	7,146,562
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, due 10/15/22[8]	60,000	62,400
Transcanada Trust
5.625%, due 05/20/75[4]	1,055,000	1,010,162
Williams Partners LP
3.600%, due 03/15/22	1,100,000	992,628

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
6.125%, due 07/15/22	120,000	122,854
		13,786,354
Real estate—0.45%
Education Realty Operating Partnership LP
4.600%, due 12/01/24	810,000	806,063
EPR Properties
5.750%, due 08/15/22	1,500,000	1,592,232
ESH Hospitality, Inc.
5.250%, due 05/01/25[8]	65,000	65,241
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, due 05/01/24	190,000	193,800
Omega Healthcare Investors, Inc.
4.500%, due 01/15/25	1,250,000	1,223,554
Realogy Group LLC
7.625%, due 01/15/20[8]	120,000	126,090
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	120,000	125,364
		4,132,344
Rental auto/equipment—0.02%
United Rentals North America, Inc.
5.750%, due 11/15/24	55,000	55,825
7.375%, due 05/15/20	120,000	127,350
		183,175
Retail—0.05%
Dollar Tree, Inc.
5.250%, due 03/01/20[8]	25,000	26,063
5.750%, due 03/01/23[8]	95,000	100,106
L Brands, Inc.
5.625%, due 10/15/23	115,000	125,637
QVC, Inc.
5.125%, due 07/02/22	35,000	35,525
5.450%, due 08/15/34	25,000	22,299

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	120,000	126,000
		435,630

Retail-specialty—0.01%
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	120,000	126,600

Semiconductor—0.02%
NXP BV/NXP Funding LLC
4.625%, due 06/15/22[8]	200,000	204,000

Software—0.03%
MSCI, Inc.
5.250%, due 11/15/24[8]	120,000	126,300
5.750%, due 08/15/25[8]	50,000	52,725
Nuance Communications, Inc.
5.375%, due 08/15/20[8]	125,000	127,500
		306,525
Special purpose entity—1.65%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	3,200,000	3,165,738
CVS Pass-Through Trust
4.704%, due 01/10/36[8]	3,421,976	3,556,515
Daimler Finance North America LLC
1.010%, due 08/03/17[4,8]	3,800,000	3,783,614
2.000%, due 08/03/18[8,11]	2,900,000	2,898,553
IPIC GMTN Ltd.
3.125%, due 11/15/15[8]	1,600,000	1,600,000
		15,004,420
Steel producers/products—0.02%
ArcelorMittal
6.250%, due 03/01/21	120,000	113,325
GTL Trade Finance, Inc.
7.250%, due 10/20/17[8,11]	100,000	101,875
		215,200
Telecom-integrated/services—0.04%
Frontier Communications Corp.
7.625%, due 04/15/24	120,000	107,400
9.000%, due 08/15/31	10,000	9,045

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telecom-integrated/services—(concluded)
11.000%, due 09/15/25[8]	70,000	73,368
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	130,000	107,900
7.250%, due 10/15/20	60,000	54,600
		352,313
Telecommunication services—0.05%
CommScope, Inc.
5.000%, due 06/15/21[8]	95,000	95,594
Sprint Capital Corp.
6.900%, due 05/01/19	235,000	225,600
8.750%, due 03/15/32	125,000	112,500
		433,694
Telecommunications—0.76%
Embarq Corp.
7.995%, due 06/01/36	30,000	31,556
Numericable-SFR SAS
6.000%, due 05/15/22[8]	380,000	380,950
6.250%, due 05/15/24[8]	60,000	60,000
Qwest Corp.
6.750%, due 12/01/21	2,000,000	2,149,000
6.875%, due 09/15/33	55,000	54,615
Verizon Communications, Inc.
4.600%, due 04/01/21[11]	1,000,000	1,089,609
5.150%, due 09/15/23[11]	1,500,000	1,669,578
6.550%, due 09/15/43	1,000,000	1,199,813
Virgin Media Secured Finance PLC
5.375%, due 04/15/21[8]	225,000	236,250
		6,871,371
Telephone-integrated—0.06%
Level 3 Financing, Inc.
5.375%, due 08/15/22	250,000	254,375
8.625%, due 07/15/20	240,000	253,500
		507,875
Theaters & entertainment—0.04%
Activision Blizzard, Inc.
6.125%, due 09/15/23[8]	290,000	315,737

Tobacco—1.41%
Altria Group, Inc.
5.375%, due 01/31/44	1,000,000	1,092,184

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Tobacco—(concluded)
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[8]	3,755,000	3,703,609
Philip Morris International, Inc.
3.250%, due 11/10/24	1,900,000	1,926,087
Reynolds American, Inc.
4.450%, due 06/12/25[11]	2,100,000	2,198,862
4.750%, due 11/01/42	1,000,000	961,646
5.850%, due 08/15/45	2,630,000	2,915,342
		12,797,730
Transportation services—0.37%
Burlington Northern Santa Fe LLC
3.050%, due 09/01/22	1,600,000	1,598,773
Empresa de Transporte de Pasajeros Metro SA
4.750%, due 02/04/24[8]	1,500,000	1,565,625
Transnet SOC Ltd.
4.000%, due 07/26/22[7]	200,000	188,500
		3,352,898
Utilities—0.14%
Dominion Resources, Inc.
5.750%, due 10/01/54[4]	1,000,000	1,035,000
HD Supply, Inc.
5.250%, due 12/15/21[8]	95,000	99,750
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	120,000	126,600
		1,261,350
Wireless telecommunication services—0.05%
CenturyLink, Inc.
5.625%, due 04/01/20	120,000	120,137
5.800%, due 03/15/22	25,000	24,312
Sprint Corp.
7.125%, due 06/15/24	65,000	57,119
7.250%, due 09/15/21	200,000	183,750
Windstream Services LLC
7.750%, due 10/01/21	60,000	51,731
		437,049
Wireless telecommunications—0.33%
AT&T, Inc.
3.400%, due 05/15/25	1,120,000	1,087,298
5.350%, due 09/01/40	1,155,000	1,152,404

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Crown Castle International Corp.
4.875%, due 04/15/22	195,000	206,456
IAC/InterActiveCorp
4.875%, due 11/30/18	125,000	128,438
T-Mobile USA, Inc.
6.125%, due 01/15/22	180,000	183,150
6.633%, due 04/28/21	245,000	253,575
		3,011,321
Total corporate notes (cost—$375,457,019)		371,062,817

Loan assignment—0.51%
Lodging—0.51%
Hilton Worldwide Finance LLC Term Loan B2
3.500%, due 10/26/20 (cost—$4,559,020)	4,595,614	4,602,783

Non-US government obligations—4.17%
Bermuda Government International Bond
4.854%, due 02/06/24[7]	200,000	209,500
Brazilian Government International Bond
4.875%, due 01/22/21	220,000	216,425
5.625%, due 01/07/41	160,000	130,600
8.250%, due 01/20/34	100,000	107,000
Colombia Government International Bond
5.625%, due 02/26/44	200,000	193,500
7.375%, due 03/18/19	100,000	114,250
Costa Rica Government International Bond
7.158%, due 03/12/45[7]	200,000	181,250
Croatia Government International Bond
6.625%, due 07/14/20[7]	100,000	108,600
6.750%, due 11/05/19[7]	300,000	326,281
Dominican Republic International Bond
6.600%, due 01/28/24[8]	200,000	212,500
Ecuador Government International Bond
7.950%, due 06/20/24[7]	200,000	151,000
El Salvador Government International Bond
6.375%, due 01/18/27[7]	204,000	181,815
Emirate of Abu Dhabi
6.750%, due 04/08/19[8]	1,800,000	2,117,250
Hungary Government International Bond
5.750%, due 11/22/23	200,000	225,423
7.625%, due 03/29/41	200,000	272,759

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(continued)
Indonesia Government International Bond
4.125%, due 01/15/25[7]	200,000		195,000
4.875%, due 05/05/21[7]	400,000		421,000
11.625%, due 03/04/19[7]	100,000		128,125
Ireland Government Bond
2.400%, due 05/15/30[7]	EUR	615,000	743,190
Italy Buoni Poliennali Del Tesoro
2.550%, due 09/15/41[7]	EUR	802,086	1,118,412
Ivory Coast Government International Bond
5.750%, due 12/31/32[7,10]	400,000		357,000
Kazakhstan Government International Bond
3.875%, due 10/14/24[8]	400,000		374,500
Mexican Bonos, Series M
7.750%, due 11/13/42	MXN	43,050,000	2,915,540
8.000%, due 06/11/20	MXN	22,000,000	1,485,517
10.000%, due 12/05/24	MXN	12,700,000	984,220
Mexico Government International Bond
3.625%, due 03/15/22	200,000		204,250
5.550%, due 01/21/45	330,000		349,800
6.050%, due 01/11/40	1,300,000		1,469,000
Mongolia Government International Bond
5.125%, due 12/05/22[7]	200,000		167,000
Morocco Government International Bond
4.250%, due 12/11/22[7]	200,000		201,900
New Zealand Government Bond
2.516%, due 09/20/35[7]	NZD	900,000	631,789
4.500%, due 04/15/27[7]	NZD	4,125,000	3,104,919
5.500%, due 04/15/23[7]	NZD	255,000	200,970
Nigeria Government International Bond
6.375%, due 07/12/23[7]	200,000		187,750
Panama Government International Bond
6.700%, due 01/26/36	200,000		246,000
Peruvian Government International Bond
7.350%, due 07/21/25	100,000		128,500
Republic of Armenia
7.150%, due 03/26/25[8]	200,000		198,000
Republic of Azerbaijan International Bond
4.750%, due 03/18/24[7]	200,000		191,250
Republic of Korea
7.125%, due 04/16/19	400,000		469,392
Republic of Serbia
5.250%, due 11/21/17[7]	250,000		260,469
Romanian Government International Bond
4.875%, due 01/22/24[7]	100,000		108,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Russian Foreign Bond
5.000%, due 04/29/20[7]	500,000		525,500
Senegal Government International Bond
6.250%, due 07/30/24[7]	200,000		185,789
Slovenia Government International Bond
4.125%, due 02/18/19[7]	200,000		212,160
5.250%, due 02/18/24[7]	200,000		224,000
5.500%, due 10/26/22[7]	3,400,000		3,857,965
5.850%, due 05/10/23[7]	4,100,000		4,740,625
South Africa Government Bond
6.500%, due 02/28/41	ZAR	44,405,000	2,408,295
South Africa Government International Bond
6.875%, due 05/27/19	200,000		222,800
Spain Government Bond
2.750%, due 10/31/24[7,8]	EUR	800,000	966,065
State of Qatar
5.250%, due 01/20/20[8]	1,700,000		1,921,000
6.400%, due 01/20/40[8]	200,000		266,200
Turkey Government International Bond
5.125%, due 03/25/22	250,000		261,250
7.375%, due 02/05/25	95,000		113,477
7.500%, due 07/14/17	200,000		216,800
7.500%, due 11/07/19	100,000		114,500
Vietnam Government International Bond
6.750%, due 01/29/20[7]	100,000		111,000
Total non-US government obligations (cost—$38,616,719)			37,937,822

Municipal bonds and notes—1.71%
Education—0.09%
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		109,062
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[2]	780,000		724,979
			834,041
General obligation—0.17%
California State (Build America Bonds)
7.500%, due 04/01/34	1,100,000		1,562,286

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Media & Photography—0.41%
City of Chicago, Series B
7.375%, due 01/01/33	2,200,000	2,287,076
State of Illinois
5.877%, due 03/01/19	1,335,000	1,439,704
		3,726,780
Transportation—0.66%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,200,000	1,602,672
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,577,307
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	849,422
		6,029,401
Utilities—0.38%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	115,428
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,915,118
Tennessee Valley Authority
4.625%, due 09/15/60	1,300,000	1,402,404
		3,432,950
Total municipal bonds and notes (cost—$13,827,546)		15,585,458

	Number of shares
Preferred stock[14]—0.83%
Banks—0.83%
Wells Fargo & Co. (cost—$3,810,820)	6,400	7,584,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Time deposits—0.37%
ENI Finance USA, Inc.
1.280%, due 06/02/16[8]	1,900,000	1,885,543
Ford Motor Credit Co.
0.850%, due 11/05/15[8]	1,500,000	1,499,859
Total time deposits (cost—$3,385,402)		3,385,402

Short-term US government obligations[15]—0.10%
United States Treasury Bills
0.003%, due 03/03/16	271,000	270,904
0.104%, due 01/07/16[3]	530,000	529,934
0.145%, due 01/14/16[3]	50,000	49,991
0.210%, due 02/04/16[3]	23,000	22,993
Total short-term US government obligations (cost—$873,904)		873,822

	Number of shares
Investment companies—0.67%
iShares iBoxx $ High Yield Corporate Bond ETF	29,000	2,481,530
SPDR Barclays Short Term High Yield Bond ETF	132,200	3,609,060
Total investment companies (cost—$6,515,205)		6,090,590

	Face amount[1]
Repurchase agreement—0.44%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $4,124,483 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$4,129,998); proceeds: $4,049,000 (cost—$4,049,000)	4,049,000	4,049,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Swaptions purchased—0.09%
Call swaptions purchased[6]—0.03%
3 Month USD LIBOR Interest Rate Swap, strike @ 0.800%, expires 01/19/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/21/17	USD	23,600,000	38,680
3 Month USD LIBOR Interest Rate Swap, strike @ 1.100%, expires 01/29/16 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/02/18	USD	34,000,000	126,854
3 Month USD LIBOR Interest Rate Swap, strike @ 1.500%, expires 01/29/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/02/21	USD	4,000,000	19,708
3 Month USD LIBOR Interest Rate Swap, strike @ 1.750%, expires 01/29/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/02/26	USD	4,000,000	12,160
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100%, expires 01/30/18 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/01/20	USD	7,900,000	94,761
Total Call swaptions purchased			292,163

Put swaptions purchased[6]—0.06%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.580%, expires 05/12/16 (Counterparty: MSCI; receive fixed rate); underlying swap terminates 05/16/26	USD	3,700,000	32,970
3 Month USD LIBOR Interest Rate Swap, strike @ 2.580%, expires 05/23/16 (Counterparty: MSCI; receive fixed rate); underlying swap terminates 05/25/26	USD	8,700,000	82,994
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	USD	3,600,000	318,032
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18 (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	USD	1,200,000	102,264
Total put swaptions purchased			536,260
Total swaptions purchased (cost—$1,214,424)			828,423

	Number of shares
Investment of cash collateral from securities loaned—3.81%
Money market fund—3.81%
UBS Private Money Market Fund LLC [16] (cost—$34,687,043)	34,687,043		34,687,043
Total investments (cost—$1,125,258,413)—122.96%			1,119,816,734
Liabilities in excess of other assets—(22.96)%			(209,135,017)
Net assets—100.00%			910,681,717

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$24,247,281
Gross unrealized depreciation	(29,688,960)
Net unrealized depreciation	$(5,441,679)

Written options

Number of contracts	Put options written	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
71	US Treasury Note 10 Year Futures, strike @ $128.00	11/20/15	31,332	(30,948)	384
46	US Treasury Note 10 Year Futures, strike @ $131.00	11/20/15	22,926	(719)	22,207
			54,258	(31,667)	22,591

Written options activity for the three months ended October 31, 2015 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2015	90	32,587
Options written	436	106,095
Options exercised	—	—
Options terminated in closing purchase transactions	(91)	(33,934)
Options expired prior to exercise	(318)	(50,490)
Options outstanding at October 31, 2015	117	54,258

Written swaptions and foreign exchange written options6

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
USD	15,700	3 Month USD LIBOR Interest Rate Swap strike @ 0.500%, terminating 01/21/17	MSCI	Receive	01/19/16	9,420	(3,360)	6,060
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 0.520%, terminating 01/21/17	MSCI	Receive	01/19/16	4,740	(2,062)	2,678
USD	15,700	3 Month USD LIBOR Interest Rate Swap strike @ 0.650%, terminating 01/21/17	MSCI	Receive	01/19/16	17,270	(11,477)	5,793
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 0.660%, terminating 01/21/17	MSCI	Receive	01/19/16	7,900	(6,162)	1,738
USD	34,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.730%, terminating 02/02/18	BOA	Receive	01/29/16	48,460	(20,094)	28,366
USD	34,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.915%, terminating 02/02/18	BOA	Receive	01/29/16	83,320	(59,092)	24,228
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 02/01/18	JPMCB	Receive	01/30/18	41,080	(29,625)	11,455

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Written swaptions and foreign exchange written options6—(continued)

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 02/02/16	MSCI	Receive	01/29/16	15,200	(3,204)	11,996
USD	4,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.130%, terminating 02/02/16	MSC	Receive	01/29/16	23,200	(8,580)	14,620
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.600%, terminating 02/01/18	JPMCB	Receive	01/30/18	71,495	(56,358)	15,137
						322,085	(200,014)	122,071

Notional amount (000)		Call options written	Counterparty	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation (depreciation)($)
AUD	2,500	AUD Call/USD Put, strike @ USD 0.73	BOA	11/03/15	11,163	(1,046)	10,117
AUD	6,300	AUD Call/USD Put, strike @ USD 0.73	HSBC	11/05/15	25,270	(1,361)	23,909
EUR	2,400	EUR Call/USD Put, strike @ USD 1.11	BNP	11/30/15	14,516	(19,295)	(4,779)
EUR	6,400	EUR Call/USD Put, strike @ USD 1.17	CSI	11/19/15	49,535	(324)	49,211
USD	1,000	FNMA TBA, 3.500%, strike @ $104.60	JPMCB	11/05/15	2,539	(318)	2,221
USD	1,000	FNMA TBA, 3.500%, strike @ $105.09	JPMCB	11/05/15	1,953	(21)	1,932
USD	4,200	USD Call/BRL Put, strike @ BRL 4.50	JPMCB	02/12/16	106,428	(55,146)	51,282
USD	2,300	USD Call/BRL Put, strike @ BRL 4.55	DB	03/17/16	58,052	(43,265)	14,787
USD	3,500	USD Call/BRL Put, strike @ BRL 4.60	CSI	03/14/16	98,700	(56,448)	42,252
USD	4,300	USD Call/BRL Put, strike @ INR 68.50	BNP	11/10/15	38,270	(26)	38,244
USD	100	USD Call/BRL Put, strike @ INR 68.75	HSBC	11/26/15	900	(18)	882
					407,326	(177,268)	230,058

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
USD	6,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.900%, terminating 11/02/22	DB	Pay	10/29/15	18,354	(1)	18,353

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Written swaptions and foreign exchange written options6—(concluded)

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value($)	Unrealized appreciation($)
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.000%, terminating 12/02/22	MSCI	Pay	11/30/15	23,625	(11,812)	11,813
USD	9,600	3 Month USD LIBOR Interest Rate Swap strike @ 2.160%, terminating 12/16/22	GS	Pay	12/14/15	35,520	(10,722)	24,798
USD	6,900	3 Month USD LIBOR Interest Rate Swap strike @ 2.200%, terminating 12/15/22	DB	Pay	12/11/15	28,721	(5,495)	23,226
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.300%, terminating 12/02/25	MSCI	Pay	11/30/15	33,600	(11,884)	21,716
USD	35,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.500%, terminating 05/16/19	MSCI	Pay	05/12/16	119,579	(23,299)	96,280
USD	82,600	3 Month USD LIBOR Interest Rate Swap strike @ 2.500%, terminating 05/25/19	MSCI	Pay	05/23/16	258,113	(59,521)	198,592
USD	5,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GS	Pay	08/20/18	113,591	(94,544)	19,047
USD	15,800	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(292,900)	59,660
						983,663	(510,178)	473,485
						1,713,074	(887,460)	825,614

Swaptions and foreign exchange written options activity for the three months ended October 31, 2015 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2015	918,430
Swaption written	1,209,829
Swaptions exercised	(140,805)
Swaption terminated in closing purchase transactions	(10,559)
Swaption expired prior to exercise	(263,821)
Swaption outstanding at October 31, 2015	1,713,074

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
68	USD	US Long Bond Futures	December 2015	10,547,681	10,637,750	90,069
268	USD	US Treasury Note 10 Year Futures	December 2015	34,223,746	34,220,250	(3,496)
Interest rate futures buy contracts:
47	JPY	3 Month EURIBOR Futures	December 2015	9,723,220	9,722,207	(1,013)
60	EUR	Italian Government Bond Futures	December 2015	8,884,728	9,167,125	282,397
62	USD	Mexican Peso Future	December 2015	1,869,047	1,872,710	3,663
1	USD	New Zealand Dollar Futures	December 2015	62,979	67,520	4,541
56	NZD	New Zealand Futures	December 2016	37,652,053	37,671,450	19,397
23	USD	South African Rand Future	December 2015	819,181	824,838	5,657
				103,782,635	104,183,850	401,215

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
93	USD	US Long Bond Futures	December 2015	14,490,554	14,548,688	(58,134)
91	USD	US Treasury Note 10 Year Futures	December 2015	11,589,624	11,619,562	(29,938)
4	USD	US Treasury Note 2 Year Futures	December 2015	875,237	874,625	612
101	USD	US Treasury Note 5 Year Futures	December 2015	12,132,539	12,097,117	35,422
43	USD	US Ultra Long Bond Futures	December 2015	6,837,069	6,869,250	(32,181)
Interest rate futures sell contracts:
184	USD	90-Day Eurodollar Futures	September 2016	45,398,977	45,611,300	(212,323)
815	USD	90-Day Eurodollar Futures	December 2016	200,657,286	201,692,125	(1,034,839)
62	USD	90-Day Eurodollar Futures	March 2017	15,307,794	15,321,750	(13,956)
237	USD	90-Day Eurodollar Futures	September 2017	58,343,451	58,408,650	(65,199)
113	USD	90-Day Eurodollar Futures	March 2018	27,747,139	27,781,050	(33,911)
147	GBP	90-Day Sterling Pound Futures	December 2016	28,060,078	28,060,614	(536)
744	GBP	90-Day Sterling Pound Futures	March 2017	141,360,685	141,863,362	(502,677)
108	GBP	90-Day Sterling Pound Futures	June 2017	20,484,287	20,570,176	(85,889)
6	AUD	Australian Bond 10 Year Futures	December 2015	551,517	553,487	(1,970)
12	USD	British Pound Future	December 2015	1,153,902	1,156,650	(2,748)
47	USD	Euro Fx Future with American Style Options	December 2015	6,581,573	6,467,788	113,785
14	EUR	German Euro Bund Futures	December 2015	2,389,903	2,420,264	(30,361)
23	EUR	German Euro Buxl 30 Year Futures	December 2015	3,860,938	3,989,048	(128,110)
43	JPY	JGB MINI 10 Year Futures	December 2015	5,259,217	5,293,130	(33,913)
18	EUR	Mid-Term Euro-OAT Futures	December 2015	2,936,080	3,033,385	(97,305)
				606,017,850	608,232,021	(2,214,171)
						(1,812,956)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	BRL	5,513,654	USD	1,378,000	11/04/15	(51,686)
BB	THB	36,344,110	USD	993,551	12/04/15	(27,115)
BB	USD	1,428,815	BRL	5,513,654	11/04/15	871
BB	USD	1,798,811	INR	119,279,180	01/21/16	995
BB	USD	4,199,182	MXN	72,152,000	12/18/15	154,950
BNP	CNY	7,079,542	USD	1,076,000	09/14/16	(28,556)
BNP	EUR	2,049,000	USD	2,296,988	11/03/15	43,805
BNP	JPY	143,300,000	USD	1,200,130	11/12/15	12,524
BNP	JPY	649,900,000	USD	5,384,389	11/12/15	(1,693)
BNP	MXN	71,623,883	USD	4,208,837	12/18/15	(113,425)
BNP	USD	141,585	MXN	2,338,000	12/18/15	(495)
BOA	AUD	1,523,000	USD	1,080,584	11/12/15	(4,959)
BOA	AUD	6,981,000	USD	4,999,478	11/12/15	23,659
BOA	BRL	2,472,064	USD	623,000	11/04/15	(18,004)
BOA	EUR	16,147,000	USD	17,785,129	12/02/15	22,680
BOA	GBP	5,566,000	USD	8,460,698	11/03/15	(119,843)
BOA	GBP	5,566,000	USD	8,526,238	12/02/15	(52,796)
BOA	JPY	104,100,000	USD	860,745	11/12/15	(1,989)
BOA	TRY	7,464,278	USD	2,565,000	11/04/15	6,239
BOA	USD	1,853,243	AUD	2,604,000	11/12/15	2,798
BOA	USD	640,614	BRL	2,472,064	11/04/15	390
BOA	USD	19,689,167	EUR	17,838,000	11/03/15	(73,605)
BOA	USD	8,527,669	GBP	5,566,000	11/03/15	52,873
CITI	EUR	4,622,000	USD	5,201,761	11/03/15	119,178
CITI	GBP	384,000	USD	605,987	11/12/15	14,046
CITI	JPY	92,500,000	USD	742,668	11/12/15	(23,931)
CITI	JPY	106,200,000	USD	886,610	11/12/15	6,472
CITI	KRW	772,943,200	USD	674,000	01/21/16	(2,273)
CITI	SGD	2,293,000	USD	1,595,519	12/10/15	(39,222)
CITI	USD	5,033,625	BRL	20,000,000	01/05/16	51,905
CITI	USD	538,607	EUR	488,000	11/03/15	(1,978)
CITI	USD	4,704,851	INR	306,050,563	11/18/15	(34,091)
CITI	USD	301,208	MXN	5,053,000	12/18/15	3,724
CITI	USD	336,000	TWD	10,893,120	12/04/15	(434)
CSI	CNY	8,813,595	USD	1,359,493	11/16/15	(34,593)
CSI	MYR	5,145,155	USD	1,219,000	11/23/15	23,269
CSI	USD	134,542	MXN	2,319,000	12/18/15	5,401
DB	BRL	62,383,111	USD	15,513,540	11/04/15	(662,345)
DB	BRL	41,724,419	USD	10,554,594	12/02/15	(160,848)
DB	CHF	138,000	USD	140,709	11/12/15	1,060
DB	INR	60,719,820	USD	915,075	11/18/15	(11,594)
DB	MXN	58,951,738	USD	3,441,000	12/18/15	(116,540)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
DB	MYR	3,111,072	USD	736,000	11/27/15	13,178
DB	TRY	5,344,643	USD	1,834,000	11/04/15	1,852
DB	TRY	12,808,921	USD	4,391,768	11/24/15	26,644
DB	USD	2,285,000	BRL	8,664,525	11/04/15	(38,296)
DB	USD	13,680,353	BRL	53,718,586	11/04/15	248,829
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(76,266)
DB	USD	438,000	MXN	7,614,630	12/18/15	21,517
DB	USD	4,417,631	TRY	12,808,921	11/04/15	(26,722)
GSB	BRL	660,485	USD	167,000	11/04/15	(4,263)
GSB	MXN	55,783,752	USD	3,334,000	12/18/15	(32,363)
GSB	TWD	18,269,440	USD	554,039	12/04/15	(8,757)
GSB	USD	89,000	BRL	340,781	11/04/15	(636)
GSB	USD	82,848	BRL	319,704	11/04/15	50
GSB	USD	1,539,897	JPY	185,400,000	11/12/15	(3,384)
GSB	USD	1,363,390	JPY	165,000,000	11/12/15	4,057
HSBC	CNY	1,811,508	USD	280,506	11/16/15	(6,028)
HSBC	CNY	14,307,340	USD	2,180,000	10/11/16	(50,251)
HSBC	EUR	24,590,000	USD	27,627,504	11/03/15	587,103
HSBC	JPY	3,531,300,000	USD	29,452,043	11/04/15	187,935
HSBC	MXN	16,549,750	USD	980,000	12/18/15	(18,722)
HSBC	USD	1,242,000	CNY	8,089,146	11/16/15	37,497
JPMCB	BRL	20,000,000	USD	5,906,762	01/05/16	821,233
JPMCB	BRL	3,300,780	USD	812,000	02/17/16	(14,657)
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(58,699)
JPMCB	CNY	7,326,778	USD	1,114,000	09/14/16	(29,130)
JPMCB	CNY	16,697,745	USD	2,545,000	09/30/16	(58,818)
JPMCB	CNY	24,798,634	USD	3,793,000	10/11/16	(72,651)
JPMCB	INR	344,170,183	USD	5,291,263	11/18/15	38,743
JPMCB	JPY	526,300,000	USD	4,254,495	11/12/15	(107,245)
JPMCB	JPY	1,855,000,000	USD	15,448,557	11/12/15	75,143
JPMCB	JPY	3,531,300,000	USD	29,259,996	12/02/15	(11,261)
JPMCB	KRW	833,623,500	USD	730,000	01/19/16	591
JPMCB	KRW	3,420,698,522	USD	2,943,823	01/21/16	(49,058)
JPMCB	MYR	2,566,520	USD	614,000	11/23/15	17,542
JPMCB	USD	2,618,347	AUD	3,640,000	11/12/15	(23,878)
JPMCB	USD	1,634,532	AUD	2,300,000	11/12/15	4,829
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(401,691)
JPMCB	USD	14,507,078	EUR	12,935,000	11/03/15	(283,102)
JPMCB	USD	378,388	EUR	345,000	12/02/15	1,128
JPMCB	USD	29,251,659	JPY	3,531,300,000	11/04/15	12,450
JPMCB	USD	2,052,465	JPY	253,400,000	11/12/15	47,602

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	USD	23,962,120	JPY	2,879,100,000	11/12/15	(101,421)
JPMCB	USD	3,777,225	MXN	64,914,789	12/18/15	140,166
JPMCB	USD	245,000	TWD	7,950,250	12/04/15	(90)
RBC	EUR	4,050,648	USD	4,579,331	12/18/15	121,780
RBC	MXN	34,178,454	USD	2,019,824	12/18/15	(42,731)
RBC	NZD	6,079,527	USD	3,805,115	12/18/15	(298,051)
RBC	USD	52,377	AUD	74,483	12/18/15	616
RBC	USD	755,199	EUR	685,000	12/18/15	(1,388)
RBC	USD	325,603	GBP	211,226	12/18/15	(42)
RBC	USD	892,202	MXN	14,730,252	12/18/15	(3,280)
RBC	ZAR	32,015,511	USD	2,319,158	12/18/15	24,113
RBS	MXN	26,999,328	USD	1,603,357	12/18/15	(25,962)
RBS	USD	2,367,587	EUR	2,123,193	12/18/15	(31,111)
RBS	ZAR	1,690,111	USD	124,241	12/18/15	3,085
SSC	EUR	175,814	USD	196,073	12/18/15	2,598
SSC	EUR	83,954	USD	92,081	12/18/15	(307)
SSC	USD	214,361	EUR	189,640	12/18/15	(5,671)
						(480,827)

Centrally cleared credit default swap agreements—sell protection20

Referenced obligations[18]	Notional amount (000)		Termination date	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread1918
MSCI	EUR	—	06/20/20	5.000	(1,609)	1,652	43	3.13

Credit default swaps on corporate issues—sell protection20

Counterparty	Referenced obligations[18]	Notional amount (000)		Termination dates	Payments received by the Portfolio (%)[21]	Upfront payments received (made)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[19]
BB	Federal Republic of Brazil bond, 4.250%, due 01/07/25	USD	4,600	03/20/16	1.000	14,504	1,293	15,797	1.72

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Credit default swaps on corporate issues—sell protection20—(continued)

Counterparty	Referenced obligations[18]	Notional amount (000)		Termination dates	Payments received by the Portfolio(%)[21]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[19]

BNP	Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	500	12/20/16	1.000	6,455	(2,163)	4,292	1.47
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	1.000	168,319	(301,914)	(133,595)	7.57
BOA	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	5,300	06/20/19	1.000	5,996	76,610	70,614	0.63
BOA	Federal Republic of Brazil bond, 4.250%, due 01/07/25	USD	1,400	12/20/20	1.000	241,800	(205,920)	35,880	4.34
BOA	Sprint Communications, Inc. bond, 8.375%, due 08/15/17	USD	2,800	12/20/19	5.000	199,345	(87,393)	(286,738)	6.12
CITI	United Mexican States, bond, 5.950%, due 03/19/19	USD	1,300	09/20/20	1.000	32,671	(25,239)	7,432	1.45
CITI	BMW Finance N.V. bond, 5.000%, due 08/06/18	EUR	2,000	12/20/20	1.000	30,467	36,957	67,424	0.68
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	100	03/20/19	0.455	306	1,493	1,187	0.59
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	800	06/20/19	1.000	1,096	11,564	10,468	0.63
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	1.000	201,954	(348,363)	(146,409)	7.57
GSI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	1,900	12/20/20	1.000	9,278	17,619	8,341	0.84
JPMCB	United Mexican States, bond, 5.950%, due 03/19/19	USD	1,400	09/20/20	1.000	37,514	(27,193)	10,321	1.45
MSCI	CMBX.NA.AAA Indices, bond, 0.000%, due 12/10/18	USD	3,424	12/13/49	0.008	23,425	(11,717)	11,708	—
MSCI	United Mexican States, bond, 5.950%, due 03/19/19	USD	10,400	12/20/19	1.000	82,213	(91,136)	(173,349)	1.27

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Credit default swaps on corporate issues—sell protection20—(concluded)

Counterparty	Referenced obligations[18]	Notional amount (000)		Termination dates	Payments received by the Portfolio(%)[21]	Upfront payments received (made)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[19]

MSCI	Chesepeake Energy Corp. Bond, 6.625%, due 08/15/20	USD	1,500	03/20/19	5.000	95,586	(343,091)	(247,505)	14.81
MSCI	Ford Motor Co. bond, 6.500%, due 08/01/18	USD	100	03/20/19	5.000	12,540	14,883	2,343	0.70
MSCI	iTraxx Europe Crossover Series 24, bond, 0.000%, due 00/00/00	EUR	—	12/20/20	5.000	—	1,009	1,009	2.98
						541,921	(1,282,701)	(740,780)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[21]	Payments received by the Portfolio(%)[21]	Value($)	Unrealized appreciation (depreciation)($)
GBP	2,000	12/16/17	6 Month EURIBOR	1.500	(29,221)	(25,823)
USD	15,100	06/17/16	3 Month USD LIBOR	0.500	(41,030)	(32,345)
GBP	16,300	03/16/18	6 Month EURIBOR	1.500	(192,308)	(55,686)
USD	2,400	12/16/25	3 Month USD LIBOR	2.500	(90,213)	(125,409)
USD	11,800	12/16/25	3 Month USD LIBOR	2.500	(415,238)	(576,505)
USD	61,500	12/16/45	3 Month USD LIBOR	2.750	(2,319,378)	(5,575,397)
USD	33,200	12/16/22	3 Month USD LIBOR	2.250	(941,828)	(1,265,873)
USD	8,900	08/05/25	3 Month USD LIBOR	2.350	(270,828)	(270,828)
MXN	813,200	12/23/15	Mexico Interbank TIIE 28 Days	3.450	(9,684)	(9,684)
MXN	112,400	09/02/22	Mexico Interbank TIIE 28 Days	5.500	(127,227)	77,510
MXN	14,100	10/10/19	Mexico Interbank TIIE 28 Days	5.010	560	(7,788)
MXN	25,100	01/07/22	Mexico Interbank TIIE 28 Days	5.375	(25,047)	(43,399)
MXN	338,800	11/17/21	Mexico Interbank TIIE 28 Days	5.430	(236,404)	361,162
MXN	250,000	01/16/20	Mexico Interbank TIIE 28 Days	4.975	(74,176)	(74,176)
MXN	11,100	01/08/30	Mexico Interbank TIIE 28 Days	5.990	(44,566)	(23,103)
MXN	44,500	02/05/20	Mexico Interbank TIIE 28 Days	5.270	17,630	37,519
MXN	228,000	05/16/16	Mexico Interbank TIIE 28 Days	3.925	35,313	35,313
MXN	36,400	06/02/20	Mexico Interbank TIIE 28 Days	5.615	37,459	21,360
MXN	111,500	06/11/20	Mexico Interbank TIIE 28 Days	5.535	97,667	20,299
MXN	25,300	06/05/25	Mexico Interbank TIIE 28 Days	6.530	37,730	25,436

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[21]	Payments received by the Portfolio(%)[21]	Value($)	Unrealized appreciation (depreciation)($)
BRL	125,900	07/01/16	1 month Brazilian Interbank Deposit Average	15.510	118,830	119,311
BRL	178,900	07/01/16	1 month Brazilian Interbank Deposit Average	15.510	168,854	201,536
MXN	102,100	09/16/22	Mexico Interbank TIIE 28 Days	5.975	52,814	52,814
					(4,250,291)	(7,133,756)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	315,683,941	—	315,683,941
Government national mortgage association certificates	—	32,693	—	32,693
Federal home loan bank certificate	—	266,706	—	266,706
Federal home loan mortgage corporation certificates	—	1,953,977	1,128,118	3,082,095
Federal housing administration certificates	—	—	15,433	15,433
Federal national mortgage association certificates	—	102,614,494	22,659	102,637,153
Collateralized mortgage obligations	—	138,777,275	13,990	138,791,265
Asset-backed securities	—	72,620,288	—	72,620,288
Corporate notes	—	371,062,817	0	371,062,817
Loan assignment	—	4,602,783	—	4,602,783
Non-US government obligations	—	37,937,822	—	37,937,822
Municipal bonds and notes	—	15,585,458	—	15,585,458
Preferred stock	7,584,000	—	—	7,584,000
Time deposits	—	3,385,402	—	3,385,402
Short-term US government obligations	—	873,822	—	873,822
Investment companies	6,090,590	—	—	6,090,590
Repurchase agreement	—	4,049,000	—	4,049,000
Options purchased	—	828,423	—	828,423
Investment of cash collateral from securities loaned	—	34,687,043	—	34,687,043
Futures contracts	555,543	—	—	555,543
Forward foreign currency contracts	—	2,987,120	—	2,987,120
Swap agreements	—	1,199,119	—	1,199,119
Total	14,230,133	1,109,148,183	1,180,200	1,124,558,516

Liabilities
Written options	(31,667)	—	—	(31,667)
Written swaptions and foreign exchange written options	—	(887,460)	—	(887,460)
Futures contracts	(2,368,499)	—	—	(2,368,499)
Forward foreign currency contracts	—	(3,467,947)	—	(3,467,947)
Swap agreements	—	(9,073,612)	—	(9,073,612)
Total	(2,400,166)	(13,429,019)	—	(15,829,185)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

At October 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

	Federal home loan mortgage corporation certificates	Federal housing administration certificates	Federal national mortgage association certificates	Collateralized mortgage obligations	Corporate notes	Total
Beginning balance	$1,145,044	$15,936	$24,519	$18,837	$0	$1,204,336
Purchases	—	—	—	—	—	—
Sales	(18,078)	(503)	(2,121)	(4,825)	—	(25,527)
Accrued discounts/(premiums)	—	(26)	—	—	—	(26)
Total realized gain/(loss)	(11)	(20)	—	—	—	(31)
Net change in unrealized appreciation/depreciation	1,163	46	261	(22)	0	1,448
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Ending balance	$1,128,118	$15,433	$22,659	$13,990	$0	$1,180,200

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015, was $2,387.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

††	Amount represents less than 0.005%.
1	In US Dollars unless otherwise indicated.
2	Zero coupon bond. The rate shown represents annualized yield at the date of purchase.
3	Security, or portion thereof, pledged as collateral for open swaps or futures.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6	Illiquid investment as of October 31, 2015.
7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2015, the value of these securities amounted to 5.31% of net assets.

8

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 13.34% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

9

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

10	Step bond that converts to the noted fixed rate at a designated future date.
11	Security, or portion thereof, was on loan at October 31, 2015.
12	Perpetual investment. The maturity date reflects the next call date.
13	Bond interest in default.
14	Non cumulative preferred stock. Convertible until 12/31/49.
15	Rates shown are the discount rates at date of purchase.
16

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	14,444,243	68,886,983	48,644,183	34,687,043	654

17	Includes $33,985,546 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $34,687,043.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

18	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
19

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

20

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

21	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.69%
Alabama—0.56%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,260,597

Arizona—0.43%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,722,375

Arkansas—0.40%
University of Arkansas, (Fayetteville Campus) Series A
5.000%, due 11/01/29	1,385,000	1,623,580

California—12.42%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,397,463
California State
5.000%, due 08/01/19	3,000,000	3,168,960
5.000%, due 09/01/23	1,000,000	1,218,590
5.000%, due 12/01/24	2,000,000	2,420,940
5.000%, due 09/01/25	1,725,000	1,925,169
5.250%, due 10/01/20	1,000,000	1,162,530
5.500%, due 04/01/21	3,000,000	3,450,480
California State Department of Water Resources Power Supply Revenue Prerefunded Series H (AGM Insured)
5.000%, due 05/01/22	1,000,000	1,106,420
California State Department of Water Resources Power Supply Revenue Unrefunded Series H (AGM Insured)
5.000%, due 05/01/22	400,000	441,948
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,442,950
California State Public Works Board Lease Revenue (Judicial Council Project) Series A
5.000%, due 03/01/24	1,750,000	2,077,460
California State Public Works Board Lease Revenue Refunding Series H
5.000%, due 12/01/23	2,705,000	3,288,117
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,415,470

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,665,390
Los Angeles Department of Airports (Los Angeles International Airport) Series A
5.000%, due 05/15/32[1]	2,000,000	2,253,780
Los Angeles Department of Water & Power Revenue Power Systems Series B
5.000%, due 07/01/25	5,000,000	5,844,100
North Natomas Community Facilities District No. 4 Special Tax Series E
5.000%, due 09/01/19	1,385,000	1,564,260
Northern California Power Agency Refunding (Hydroelectric Project 1) Series A
5.000%, due 07/01/28	1,845,000	2,120,569
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,152,250
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,856,350
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,520,368
University of California Revenue Prerefunded General Series Q
5.250%, due 05/15/23	2,390,000	2,589,541
University of California Revenue Unrefunded General Series Q
5.250%, due 05/15/23	110,000	119,009
		50,202,114
Colorado—3.18%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,618,095
Denver City & County Airport Revenue
Series A 5.500%, due 11/15/19[1]	2,500,000	2,909,425

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—(concluded)
Subseries A 5.500%, due 11/15/26[1]	7,000,000	8,312,920
		12,840,440
Connecticut—0.55%
Hartford County Metropolitan District Revenue (Green Bonds) Series A
5.000%, due 11/01/29	1,870,000	2,203,533

District of Columbia—0.58%
Metropolitan Washington, Airport Authority Airport System Revenue Series A
5.000%, due 10/01/22[1]	2,000,000	2,353,720

Florida—5.17%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,324,880
Citizens Property Insurance Corp. Revenue Series A-1
5.000%, due 06/01/25	10,000,000	11,945,900
Florida State Board of Education Lottery Revenue Refunding Series E
5.000%, due 07/01/19	1,000,000	1,141,030
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,795,076
5.250%, due 10/01/21	2,000,000	2,239,440
JEA Electric System Revenue Series A
5.000%, due 10/01/24	1,200,000	1,453,140
		20,899,466
Georgia—1.50%
Atlanta Development Authority Revenue Senior Lien Series A-1
5.000%, due 07/01/32	2,000,000	2,279,420
Main Street Natural Gas, Inc. Revenue Series A
5.500%, due 09/15/28	1,500,000	1,810,485

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	1,974,682
		6,064,587
Illinois—11.72%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,090,970
Chicago O’Hare International Airport Revenue Refunding Series A
5.000%, due 01/01/29[1]	2,500,000	2,767,050
Chicago O’Hare International Airport Revenue Series A
5.000%, due 01/01/23[1]	1,150,000	1,313,392
Chicago Park District Refunding Limited Tax Series C
5.000%, due 01/01/27	1,625,000	1,776,288
Chicago Wastewater Transmission Revenue Second Lien
5.000%, due 01/01/25	1,000,000	1,114,760
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,822,268
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,227,720
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,487,170
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,743,634
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	290,000	305,918
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,411,025

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Metropolitan Pier & Exposition Authority Revenue (Mccormick Place Project) Series B
5.000%, due 12/15/28	2,000,000	2,180,080
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,134,370
6.000%, due 06/01/28	2,500,000	2,964,825
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,358,080
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,029,900
University of Illinois, (Auxiliary Facilities System) Series A
5.000%, due 04/01/27	4,000,000	4,536,360
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,123,270
		47,387,080
Indiana—1.81%
Indiana Finance Authority Revenue Refunding (Stadium Project) Series A
5.250%, due 02/01/35	1,000,000	1,153,310
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,318,786
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.000%, due 01/01/22[1]	2,450,000	2,520,952
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care Series A
5.000%, due 01/01/30	2,055,000	2,312,060
		7,305,108
Kansas—0.43%
Kansas State Department of Transportation Highway Revenue Refunding (Libor Index) Series B-5
0.529%, due 09/01/19[2]	1,750,000	1,748,145

Kentucky—0.59%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,400,076

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—2.75%
East Baton Rouge Sewerage Commission Revenue Refunding Series B
5.000%, due 02/01/28	1,000,000	1,177,820
New Orleans Aviation Board Revenue Series B (AGM Insured)
5.000%, due 01/01/28[1]	1,500,000	1,707,915
State of Louisiana State Highway Improvement Revenue Series A
5.000%, due 06/15/29	3,500,000	4,089,190
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds) Series A
5.000%, due 05/15/27	4,000,000	4,145,640
		11,120,565
Maryland—1.44%
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,666,935
State of Maryland Second Series C
5.250%, due 08/01/20	3,500,000	4,162,375
		5,829,310
Massachusetts—4.96%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program) Series A,
5.000%, due 06/15/23	2,500,000	2,998,125
Massachusetts Development Finance Agency Revenue Unrefunded-Partners Healthcare System
5.000%, due 07/01/19	475,000	509,276
Massachusetts Educational Financing Authority, Series K
5.000%, due 07/01/22[1]	2,500,000	2,794,550
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,301,840
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,852,025
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Series B
5.000%, due 08/15/28	3,000,000	3,557,340

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Series B
5.000%, due 08/01/22	5,000,000	6,056,050
		20,069,206
Michigan—3.44%
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,823,875
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,699,463
Michigan State Finance Authority Revenue Refunding (Detroit School District) Series A
5.000%, due 05/01/22	1,485,000	1,729,193
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment) Series B
5.000%, due 07/01/21	4,000,000	4,427,880
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage) Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,683,615
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport Series D
5.000%, due 12/01/17	510,000	553,146
		13,917,172
Missouri—3.76%
City of Kansas City, Missouri Airport Revenue Series A
5.000%, due 09/01/23[1]	5,000,000	5,702,850
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project Series A
5.000%, due 12/01/25	2,300,000	2,765,267
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth Series A
5.000%, due 11/15/34	2,000,000	2,246,720
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care Series A
5.000%, due 06/01/27	1,500,000	1,755,900

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/17	2,500,000	2,709,150
		15,179,887
Nebraska—1.83%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,584,801
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2 Series A
5.000%, due 01/01/30	2,500,000	2,829,575
		7,414,376
Nevada—1.38%
Las Vegas Valley Water District Refunding Series A
5.000%, due 06/01/21	2,000,000	2,376,420
Las Vegas Valley Water District Series B
5.000%, due 06/01/25	2,700,000	3,214,593
		5,591,013
New Jersey—3.17%
New Jersey Economic Development Authority Revenue Refunding
Series WW 5.250%, due 06/15/31	2,100,000	2,218,461
Series XX 5.000%, due 06/15/26	1,600,000	1,686,624
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,114,440
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,747,200
New Jersey State Higher Education Assistance Authority Revenue Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,094,250
5.000%, due 12/01/21[1]	2,550,000	2,859,698
Rutgers State University Revenue, Series J
5.000%, due 05/01/19	1,860,000	2,114,113
		12,834,786
New Mexico—0.92%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Subseries B
0.779%, due 02/01/19[2]	1,000,000	998,760

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Mexico—(concluded)
0.879%, due 11/01/39[2]	2,750,000	2,733,665
		3,732,425
New York—11.05%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1
5.000%, due 11/15/29	2,500,000	2,932,850
Metropolitan Transportation Authority Revenue Transportation
Series B 5.000%, due 11/15/27	2,090,000	2,441,684
Series D 5.000%, due 11/15/23	1,400,000	1,517,838
Series G 5.000%, due 11/15/18	2,500,000	2,806,250
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,015,340
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding Series DD
5.000%, due 06/15/29	1,500,000	1,768,890
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution) Series HH
5.000%, due 06/15/29	2,500,000	2,891,750
New York City
Series E 5.000%, due 08/01/24	3,065,000	3,673,862
Series H 5.000%, due 08/01/25	2,990,000	3,579,120
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B 5.000%, due 02/01/23	2,500,000	2,917,725
Subseries I 5.000%, due 05/01/23	2,435,000	2,953,655
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,716,836
New York State Thruway Authority General Revenue Junior Indebtedness Series A
5.000%, due 05/01/19	3,000,000	3,391,050
New York State Thruway Authority General Revenue Series I
5.000%, due 01/01/20	1,500,000	1,722,540
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth)
5.000%, due 09/01/22[1]	2,400,000	2,840,424
Tobacco Settlement Funding Corp., (Asset-Backed Revenue Bonds) Series B
5.000%, due 06/01/20	1,000,000	1,028,110

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue Subseries 2003B-2
0.479%, due 01/01/33[2]	1,500,000	1,485,645
		44,683,569
North Carolina—0.90%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,163,520
University of North Carolina Chapel Hill Revenue Series A
5.000%, due 12/01/27	2,160,000	2,461,277
		3,624,797
Ohio—0.83%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,370,770

Pennsylvania—1.46%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,149,840
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Series B
5.000%, due 01/01/22	1,250,000	1,341,663
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,103,160
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,304,520
		5,899,183
Rhode Island—1.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,241,510

South Carolina—1.27%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,868,175

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,263,720
		5,131,895
Tennessee—1.44%
Metropolitan Government of Nashville & Davidson County Series D
5.000%, due 07/01/23	5,000,000	5,807,150

Texas—13.36%
Arlington Independent School District School Building Bond, Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,689,030
5.000%, due 02/15/26	1,295,000	1,547,771
Central Texas Turnpike System Series C
5.000%, due 08/15/31	2,000,000	2,223,640
City of Brownsville, Texas Utilities System Revenue Series A
5.000%, due 09/01/28	2,225,000	2,551,430
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,282,050
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	3,010,450
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,904,350
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,230,380
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,756,539
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,427,060
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,349,280
Harris County-Houston Sports Authority Revenue Refunding Senior Lien Series A
5.000%, due 11/15/29	1,000,000	1,141,180
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,350,000

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Love Field Airport Modernization Corp. General Airport Revenue
5.000%, due 11/01/35[1]	1,700,000	1,896,928
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,948,295
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,553,820
5.000%, due 09/01/22	1,400,000	1,500,240
North Texas Tollway Authority Revenue Refunding Series A
5.000%, due 01/01/31	2,750,000	3,114,842
5.000%, due 01/01/34	2,775,000	3,105,891
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	5,072,783
Socorro Independent School District Refunding Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,604,269
Texas Transportation Commission State Highway Fund Revenue Refunding First Tier
5.000%, due 10/01/26	1,905,000	2,390,242
University of Texas University Revenues Refunding Financing System Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	206,322
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,179,190
		54,035,982
Washington—2.13%
Port of Seattle Revenue Refunding
5.500%, due 12/01/22[1]	500,000	595,370
Port of Seattle Revenue Series C
5.000%, due 04/01/32[1]	1,955,000	2,160,607
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	2,943,075
Washington State Series A-Various Purpose
5.000%, due 07/01/20	2,625,000	2,914,853
		8,613,905
Wisconsin—2.21%
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,137,460

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.) Series A
5.125%, due 04/15/31	3,000,000	3,321,690
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health) Series A
5.000%, due 12/01/26	1,175,000	1,381,142
WPPI Energy Power Supply Revenue Series A
5.000%, due 07/01/32	2,760,000	3,107,374
		8,947,666
Total municipal bonds and notes (cost—$382,585,143)		399,055,988

Tax-free money market fund—0.08%
State Street Global Advisors Tax Free Money Market Fund (cost—$320,758)	320,758	320,758
Total investments (cost—$382,905,901)—98.77%		399,376,746
Other assets in excess of liabilities—1.23%		4,976,756
Net assets—100.00%		404,353,502

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,451,802
Gross unrealized depreciation	(980,957)
Net unrealized appreciation	$16,470,845

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Municipal bonds and notes	—	399,055,988	—	399,055,988
Tax-free money market fund	—	320,758	—	320,758
Total	—	399,376,746	—	399,376,746

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                               Security subject to Alternative Minimum Tax.

2                               Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—97.54%
Australia—0.72%
Australia & New Zealand Banking Group Ltd.
5.125%, due 09/10/19[1]	EUR	1,800,000	2,250,725
Westpac Banking Corp.
3.625%, due 02/28/23[1,2]	USD	1,750,000	1,781,057
			4,031,782
Austria—0.78%
Austria Government Bond
1.200%, due 10/20/25[1]	EUR	3,800,000	4,337,799

Belgium—1.52%
Anheuser-Busch InBev SA
6.500%, due 06/23/17[1]	GBP	1,400,000	2,311,483
Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	4,400,000	6,130,137
			8,441,620
Canada—4.58%
Canadian Government Bond
5.750%, due 06/01/33	CAD	7,960,000	9,267,958
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	1,780,583
Royal Bank of Canada
1.400%, due 10/13/17	USD	2,450,000	2,446,859
2.350%, due 10/30/20	USD	5,950,000	5,928,395
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	6,050,000	6,037,053
			25,460,848
Denmark—0.41%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,283,221

Dominican Republic—0.13%
Dominican Republic International Bond
5.500%, due 01/27/25[1]	USD	750,000	740,625

France—7.99%
BNP Paribas Home Loan SFH SA
2.200%, due 11/02/15[3]	USD	2,400,000	2,400,000
BNP Paribas SA
2.375%, due 09/14/17	USD	5,700,000	5,790,750
4.375%, due 09/28/25[3]	USD	1,900,000	1,881,775

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
France—(concluded)
Crown European Holdings SA
4.000%, due 07/15/22[1]	EUR	500,000	573,880
Electricite de France SA
2.750%, due 03/10/23[1]	EUR	2,900,000	3,524,244
4.250%, due 01/29/20[1,2,4]	EUR	1,100,000	1,246,071
France Government Bond OAT
2.250%, due 05/25/24[1]	EUR	7,750,000	9,696,457
3.250%, due 10/25/21[1]	EUR	5,200,000	6,751,114
4.750%, due 04/25/35[1]	EUR	3,300,000	5,620,139
Numericable-SFR
5.375%, due 05/15/22[1]	EUR	950,000	1,081,231
Republic of France
4.000%, due 04/25/55[1]	EUR	450,000	783,017
Societe Generale SA
2.750%, due 10/12/17	USD	4,150,000	4,232,942
5.200%, due 04/15/21[1]	USD	800,000	900,586
			44,482,206
Germany—3.29%
Bundesrepublik Deutschland
1.000%, due 08/15/25[1]	EUR	1,800,000	2,067,781
4.750%, due 07/04/40[1]	EUR	4,000,000	7,744,265
5.500%, due 01/04/31[1]	EUR	3,450,000	6,266,759
Trionista Holdco GmbH
5.000%, due 04/30/20[1]	EUR	800,000	912,930
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.500%, due 01/15/27[3]	EUR	200,000	210,913
4.000%, due 01/15/25[1]	EUR	1,000,000	1,099,606
			18,302,254
Indonesia—0.44%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	2,600,000	2,470,000

Ireland—1.78%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[3]	EUR	1,000,000	1,110,647
GE Capital International Funding Co.
0.964%, due 04/15/16[3]	USD	2,635,000	2,634,481
German Residential Funding PLC
1.117%, due 08/27/24[1,2]	EUR	2,053,289	2,271,447
Ireland Government Bond
5.400%, due 03/13/25	EUR	1,450,000	2,195,808

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Ireland—(concluded)
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[1]	EUR	1,350,000	1,667,214
			9,879,597
Italy—8.50%
Assicurazioni Generali SpA
2.875%, due 01/14/20[1]	EUR	100,000	118,410
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[1]	EUR	7,200,000	9,268,221
4.750%, due 09/01/21	EUR	3,700,000	4,970,738
Enel SpA
6.500%, due 01/10/74[1,2]	EUR	900,000	1,069,988
Intesa Sanpaolo SpA
4.375%, due 10/15/19[1]	EUR	1,200,000	1,492,075
Italy Buoni Poliennali Del Tesoro
1.500%, due 06/01/25	EUR	650,000	715,926
3.250%, due 09/01/46[1]	EUR	1,600,000	2,010,555
3.750%, due 09/01/24	EUR	2,000,000	2,620,902
4.500%, due 03/01/24	EUR	4,950,000	6,787,757
4.750%, due 09/15/16	EUR	7,050,000	8,071,241
4.750%, due 09/01/44[1]	EUR	1,400,000	2,224,762
5.000%, due 09/01/40[1]	EUR	4,000,000	6,408,762
UniCredit SpA
3.375%, due 01/11/18[1]	EUR	1,300,000	1,514,619
			47,273,956
Japan—14.51%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	4,944,187
Government of Japan
2.200%, due 09/20/26	JPY	1,016,100,000	10,051,702
2.300%, due 06/20/35	JPY	1,177,000,000	11,896,118
2.300%, due 12/20/36	JPY	480,000,000	4,829,794
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	1,167,100,000	11,214,489
Japan Government Twenty Year Bond
2.100%, due 09/20/29	JPY	2,269,200,000	22,550,962
Mizuho Bank Ltd.
1.300%, due 04/16/17[3]	USD	5,900,000	5,876,288
Sumitomo Mitsui Banking Corp.
1.950%, due 07/23/18	USD	800,000	800,341
3.200%, due 07/18/22	USD	2,600,000	2,608,442

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Japan—(concluded)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450%, due 09/08/17[3]	USD	6,000,000	5,997,804
			80,770,127
Kazakhstan—0.17%
Kazakhstan Government International Bond
5.125%, due 07/21/25[1]	USD	950,000	944,799

Liberia—0.07%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	372,750

Luxembourg—0.74%
Actavis Funding SCS
3.450%, due 03/15/22	USD	1,500,000	1,490,661
Fiat Chrysler Finance Europe
4.750%, due 07/15/22[1]	EUR	100,000	116,564
KION Finance SA
6.750%, due 02/15/20[1]	EUR	950,000	1,093,456
Wind Acquisition Finance SA
4.000%, due 07/15/20[1]	EUR	1,250,000	1,393,463
			4,094,144
Malaysia—0.24%
Malaysia Government Bond, Series 0111
4.160%, due 07/15/21	MYR	5,800,000	1,356,168

Mexico—2.34%
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,082,077
6.500%, due 06/09/22	MXN	157,500,000	9,954,620
			13,036,697
Netherlands—4.87%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[1]	USD	4,000,000	4,134,480
6.375%, due 04/27/21[1]	EUR	1,100,000	1,461,918
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[3]	USD	2,650,000	2,674,862
EDP Finance BV
4.125%, due 01/15/20[3]	USD	800,000	805,763
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	1,014,000	1,148,764

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Netherlands—(concluded)
5.000%, due 09/14/22[1]	EUR	1,100,000	1,512,323
ING Bank N.V.
3.750%, due 03/07/17[3]	USD	3,150,000	3,246,818
6.125%, due 05/29/23[2]	EUR	1,450,000	1,783,731
Linde Finance BV
3.125%, due 12/12/18	EUR	2,050,000	2,453,573
Netherlands Government Bond
1.750%, due 07/15/23[1]	EUR	1,450,000	1,758,916
4.000%, due 01/15/37[1]	EUR	1,900,000	3,169,307
Samvardhana Motherson Automotive Systems Group BV
4.125%, due 07/15/21[1]	EUR	1,050,000	1,117,443
Telefonica Europe BV
5.875%, due 03/31/24[1,2,4]	EUR	800,000	901,713
UPC Holding BV
6.750%, due 03/15/23[3]	EUR	750,000	903,624
			27,073,235
Norway—0.13%
DnB Bank ASA
4.375%, due 02/24/21[1]	EUR	570,000	738,549

Poland—0.22%
Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,206,413

Romania—0.48%
Romanian Government International Bond
2.875%, due 10/28/24[1]	EUR	850,000	965,384
3.625%, due 04/24/24[1]	EUR	1,400,000	1,681,800
			2,647,184
South Korea—2.19%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	4,709,000,000	4,428,922
5.750%, due 09/10/18	KRW	7,924,710,000	7,733,825
			12,162,747
Spain—6.00%
Bankinter S.A.
0.123%, due 06/21/43[1]	EUR	1,679,722	1,764,232
BBVA Senior Finance SAU
2.375%, due 01/22/19[1]	EUR	2,000,000	2,325,033

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Spain—(concluded)
Iberdrola Finanzas SAU
4.125%, due 03/23/20	EUR	1,800,000	2,265,815
Santander Hipotecario
0.098%, due 01/18/49[1]	EUR	1,077,069	1,107,548
Santander International Debt SAU
4.000%, due 01/24/20[1]	EUR	1,900,000	2,363,283
Spain Government Bond
1.600%, due 04/30/25[1]	EUR	5,600,000	6,156,158
3.800%, due 04/30/24[1]	EUR	2,150,000	2,792,730
4.400%, due 10/31/23[1]	EUR	2,250,000	3,033,138
4.900%, due 07/30/40[1]	EUR	1,250,000	1,924,240
5.150%, due 10/31/44[1]	EUR	400,000	644,659
5.850%, due 01/31/22[1]	EUR	6,350,000	9,027,721
			33,404,557
Sweden—2.41%
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	2,584,848
4.250%, due 03/12/19	SEK	14,830,000	2,001,704
Nordea Bank AB
3.125%, due 03/20/17[3]	USD	5,200,000	5,333,521
Swedbank AB
2.125%, due 09/29/17[3]	USD	3,450,000	3,488,143
			13,408,216
Switzerland—0.42%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20[3]	USD	2,350,000	2,341,359

United Kingdom—10.75%
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	1,900,000	2,170,778
Arkle Master Issuer PLC
3.986%, due 08/17/17[1]	GBP	1,050,000	1,685,746
4.681%, due 02/17/17[1]	GBP	700,000	1,123,626
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,206,039
BAT International Finance PLC
3.625%, due 11/09/21[1]	EUR	1,050,000	1,333,372
Coventry Building Society
2.250%, due 12/04/17[1]	EUR	4,200,000	4,785,168
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[3]	USD	3,450,000	3,439,996

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
Imperial Tobacco Finance PLC
2.950%, due 07/21/20[3]	USD	3,900,000	3,919,426
Lloyds TSB Bank PLC
6.500%, due 03/24/20[1]	EUR	1,400,000	1,862,072
Penarth Master Issuer PLC
0.597%, due 05/18/19[2,3]	USD	3,300,000	3,289,047
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,556,654
Royal Bank of Scotland PLC
6.125%, due 01/11/21	USD	1,500,000	1,737,250
Silverstone Master Issuer PLC
0.951%, due 01/21/70[2,3]	GBP	1,400,000	2,149,841
5.063%, due 01/21/55[1,2]	GBP	1,400,000	2,234,518
Taurus 2013 GMF1 PLC, Class A
1.021%, due 05/21/24[1,2]	EUR	1,155,796	1,277,961
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	4,600,000	7,980,237
4.500%, due 09/07/34[1]	GBP	6,800,000	13,710,888
United Kingdom Treasury Bonds
4.250%, due 12/07/55[1]	GBP	1,970,000	4,370,145
			59,832,764
United States—21.86%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[3]	USD	2,350,000	2,369,669
Ace Ina Holdings Co.
2.875%, due 11/03/22	USD	950,000	950,334
Activision Blizzard, Inc.
5.625%, due 09/15/21[3,5]	USD	1,350,000	1,427,895
AES Corp.
3.324%, due 06/01/19[2]	USD	1,450,000	1,381,679
American Express Credit Corp.
2.375%, due 03/24/17	USD	7,400,000	7,515,603
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,279,197
AT&T, Inc.
1.300%, due 09/05/23	EUR	550,000	595,131
2.400%, due 03/15/24	EUR	900,000	1,041,788
2.500%, due 03/15/23	EUR	1,300,000	1,530,180
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,866,832
Branch Banking & Trust Co.
3.800%, due 10/30/26	USD	1,600,000	1,630,830

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Capital One NA/Mclean VA
1.500%, due 09/05/17	USD	1,800,000	1,791,139
Caterpillar Financial Services Corp.
1.000%, due 03/03/17[5]	USD	2,900,000	2,901,270
CCO Safari II LLC
3.579%, due 07/23/20[3]	USD	1,150,000	1,158,099
Celgene Corp.
2.875%, due 08/15/20	USD	2,800,000	2,814,910
Cigna Corp.
3.250%, due 04/15/25	USD	2,850,000	2,773,976
Cisco Systems, Inc.
1.100%, due 03/03/17[5]	USD	2,800,000	2,814,353
Citigroup Commercial Mortgage Trust 2014-388G, Class A
0.946%, due 06/15/33[2,3]	USD	1,800,000	1,786,425
Citigroup, Inc.
2.150%, due 07/30/18	USD	1,050,000	1,053,982
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[3]	USD	1,000,000	1,011,808
Constellation Energy Group, Inc.
5.150%, due 12/01/20	USD	2,600,000	2,842,601
CVS Health Corp.
2.800%, due 07/20/20	USD	2,700,000	2,745,190
Daimler Finance North America LLC
1.125%, due 03/10/17[3]	USD	2,850,000	2,833,735
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[3]	USD	3,582,000	3,588,325
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	556,703
3.050%, due 08/15/22	USD	1,150,000	1,141,579
Ford Credit Auto Owner Trust, Series 2014-2, Class A
2.310%, due 04/15/26[3]	USD	2,950,000	2,973,309
Ford Motor Credit Co. LLC
1.684%, due 09/08/17	USD	2,850,000	2,831,606
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[3]	USD	2,200,000	2,285,988
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[3]	USD	2,980,000	2,983,265
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,221,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Jarden Corp.
3.750%, due 10/01/21[1]	EUR	1,100,000	1,233,808
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[1]	USD	750,000	782,813
JPMorgan Chase & Co.
1.350%, due 02/15/17	USD	1,750,000	1,753,237
3.125%, due 01/23/25	USD	4,350,000	4,227,800
Kraft Heinz Foods Co.
3.500%, due 07/15/22[3]	USD	1,000,000	1,019,375
Morgan Stanley
2.800%, due 06/16/20	USD	900,000	907,834
5.500%, due 07/28/21	USD	2,400,000	2,717,194
Morgan Stanley Capital I Trust 2014-CPT, Class A
3.350%, due 07/13/29[3]	USD	3,850,000	3,984,732
New York Life Global Funding
1.650%, due 05/15/17[3]	USD	2,700,000	2,719,232
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,481,055
PepsiCo, Inc.
1.000%, due 10/13/17	USD	550,000	549,022
PPG Industries, Inc.
0.875%, due 03/13/22	EUR	2,200,000	2,365,412
PPL Capital Funding, Inc.
3.950%, due 03/15/24	USD	700,000	726,131
Prudential Financial, Inc.
3.500%, due 05/15/24	USD	2,950,000	2,998,634
Reliance Holding USA, Inc.
5.400%, due 02/14/22[3]	USD	2,300,000	2,522,612
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	355,071
Roche Holdings, Inc.
6.500%, due 03/04/21[1]	EUR	2,000,000	2,882,293
Sempra Energy
3.550%, due 06/15/24	USD	2,900,000	2,936,621
SunTrust Banks, Inc.
2.350%, due 11/01/18	USD	1,900,000	1,910,982
Synchrony Financial
1.875%, due 08/15/17	USD	1,750,000	1,751,428
2.700%, due 02/03/20	USD	1,300,000	1,282,139
The Coca-Cola Co.
0.196%, due 09/09/19[2]	EUR	1,200,000	1,314,728
The Goldman Sachs Group, Inc.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
2.750%, due 09/15/20	USD	300,000	301,652
3.750%, due 05/22/25[5]	USD	600,000	604,609
5.750%, due 01/24/22	USD	2,350,000	2,693,652
UnitedHealth Group, Inc.
2.700%, due 07/15/20	USD	1,450,000	1,486,569
2.750%, due 02/15/23	USD	1,500,000	1,476,222
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	800,000	942,121
Wells Fargo & Co.
4.100%, due 06/03/26	USD	3,950,000	4,027,843
			121,653,222

Total long-term global debt securities (cost—$573,424,080)			542,746,839

US government obligation—0.27%
US Treasury Notes
2.125%, due 05/15/25 (cost—$1,464,668)	USD	1,500,000	1,497,422

Repurchase agreement—0.32%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $1,805,034 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$1,807,448); proceeds: $1,772,000 (cost—$1,772,000)	1,772,000		1,772,000

	Number of shares
Investment of cash collateral from securities loaned—0.30%
Money market fund—0.30%
UBS Private Money Market Fund LLC [6] (cost—$1,687,053)	1,687,053	1,687,053
Total investments (cost—$578,347,801) [7]—98.43%		547,703,314
Other assets in excess of liabilities—1.57%		8,747,478
Net assets—100.00%		556,450,792

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Gross unrealized appreciation	$3,942,198
Gross unrealized depreciation	(34,586,685)
Net unrealized depreciation	$(30,644,487)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
87	AUD	Australian Bond 10 Year Futures	December 2015	7,944,003	8,025,558	81,555
96	CAD	Canada Government Bond 10 Year Futures	December 2015	10,562,031	10,315,081	(246,950)
66	EUR	German Euro BOBL Futures	December 2015	9,300,823	9,392,905	92,082
21	EUR	German Euro Bund Futures	December 2015	3,624,252	3,630,397	6,145
3	EUR	German Euro Buxl 30 Year Futures	December 2015	496,365	520,311	23,946
534	EUR	German Euro Schatz Futures	December 2015	65,334,082	65,462,535	128,453
131	GBP	United Kingdom Long Gilt Bond Futures	December 2015	23,996,541	23,779,554	(216,987)
11	JPY	Japan Government Bond 10 Year Futures	December 2015	13,500,178	13,542,388	42,210
				134,758,275	134,668,729	(89,546)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)

US Treasury futures sell contracts:

3	USD	US Long Bond Futures	December 2015	463,587	469,312	(5,725)
184	USD	US Treasury Note 2 Year Futures	December 2015	40,266,871	40,232,750	34,121
642	USD	US Treasury Note 5 Year Futures	December 2015	76,964,090	76,894,547	69,543
542	USD	US Treasury Note 10 Year Futures	December 2015	69,036,217	69,206,625	(170,408)
				186,730,765	186,803,234	(72,469)
						(162,015)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	EUR	1,210,000	USD	1,372,204	12/14/15	40,782
CITI	EUR	1,589,999	USD	1,745,416	12/14/15	(4,137)
CITI	JPY	1,842,665,906	USD	15,588,783	12/14/15	309,474
CITI	TWD	363,350,000	USD	11,185,162	12/09/15	(8,119)
CITI	USD	2,009,592	AUD	2,790,000	12/14/15	(24,187)
CITI	USD	807,563	DKK	5,450,000	12/14/15	(3,107)
CITI	USD	38,086,485	EUR	34,470,000	12/14/15	(157,458)
CITI	USD	716,036	GBP	463,769	12/14/15	(1,230)
CITI	USD	11,255,351	INR	754,570,000	12/09/15	217,100
CITI	USD	5,560,000	MXN	94,190,926	12/09/15	127,555
CSI	EUR	847,019	CZK	22,900,000	12/09/15	(1,826)
CSI	USD	3,673,575	CAD	4,870,000	12/14/15	49,897
CSI	USD	1,362,316	SGD	1,916,779	12/09/15	4,253
CSI	USD	1,841,155	ZAR	24,670,000	12/09/15	(69,697)
DB	EUR	2,011,830	USD	2,284,150	12/14/15	70,434
DB	GBP	1,470,000	USD	2,234,675	12/14/15	(31,034)
DB	USD	2,867,050	MXN	47,900,000	12/09/15	25,308
DB	USD	1,020,019	MYR	4,280,000	12/09/15	(26,350)
DB	USD	1,283,168	TRY	3,888,000	12/09/15	36,093
GSI	EUR	5,888,943	CHF	6,431,315	12/14/15	35,516
GSI	EUR	1,520,514	USD	1,722,136	12/14/15	49,040
GSI	SEK	5,215,233	EUR	557,505	12/14/15	2,428
GSI	USD	7,748,463	EUR	6,879,678	12/14/15	(178,417)
GSI	USD	17,131,509	GBP	11,281,937	12/14/15	257,326
GSI	USD	86,249,107	JPY	10,354,032,751	12/14/15	(393,895)
GSI	USD	1,156,287	NZD	1,784,421	12/14/15	48,386
GSI	USD	602,662	RUB	43,610,000	12/09/15	73,147
JPMCB	CZK	6,400,000	EUR	236,809	12/09/15	607
JPMCB	KRW	2,582,244,000	USD	2,196,169	12/09/15	(66,148)
JPMCB	MXN	166,287,854	USD	9,664,864	12/09/15	(376,139)
JPMCB	USD	1,046,220	CHF	1,030,000	12/14/15	(2,752)
JPMCB	USD	9,702,375	GBP	6,340,000	12/14/15	69,459
JPMCB	USD	23,733,407	JPY	2,853,000,000	12/14/15	(76,449)
JPMCB	USD	1,786,578	KRW	2,023,300,000	12/09/15	(13,955)
JPMCB	USD	5,560,000	MXN	93,947,070	12/09/15	112,831
MSCI	EUR	10,767,653	NOK	101,479,477	12/14/15	87,200
MSCI	EUR	698,551	PLN	3,000,000	12/09/15	6,905
MSCI	INR	754,570,000	USD	11,508,416	12/09/15	35,965
MSCI	USD	10,202,295	AUD	14,429,791	12/14/15	66,159
MSCI	USD	10,384,866	CAD	13,613,729	12/14/15	23,827
MSCI	USD	8,137,183	EUR	7,353,691	12/14/15	(45,557)
MSCI	USD	11,236,366	PHP	524,136,000	12/09/15	(63,826)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	USD	578,763	SEK	4,910,000	12/14/15	(3,503)
						201,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Long-term global debt securities	—	542,746,839	—	542,746,839
US government obligation	—	1,497,422	—	1,497,422
Repurchase agreement	—	1,772,000	—	1,772,000
Investment of cash collateral from securities loaned	—	1,687,053	—	1,687,053
Futures contracts	478,055	—	—	478,055
Forward foreign currency contracts	—	1,749,692	—	1,749,692
Total	478,055	549,453,006	—	549,931,061

Liabilities
Futures contracts	(640,070)	—	—	(640,070)
Forward foreign currency contracts	—	(1,547,786)	—	(1,547,786)
Total	(640,070)	(1,547,786)	—	(2,187,856)

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments
	Long-term	Short-term
Government and other public issuers	48.74%	—
Repurchase agreement	—	0.32%
Banks and other financial institutions	35.45	—
Industrial	15.18	—
Investment of cash collateral from securities loaned	—	0.31
	99.37%	0.63%

Portfolio footnotes

1                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2015, the value of these securities amounted to 34.81% of net assets.

2                                         Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.

3                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 15.43% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                                         Perpetual investment. The maturity date reflects the next call date.

5                                         Security, or portion thereof, was on loan at October 31, 2015.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2015 (unaudited)

6                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	3,074,700	16,540,313	17,927,960	1,687,053	152

7                                         Includes $1,654,477 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,687,053.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—92.68%
Aerospace & defense—1.56%
KLX, Inc.
5.875%, due 12/01/22[2]	720,000		734,850
Spirit AeroSystems, Inc.
5.250%, due 03/15/22	3,000,000		3,101,250
TA MFG. Ltd.
3.625%, due 04/15/23[3]	EUR	750,000	784,721
TransDigm, Inc.
7.500%, due 07/15/21	350,000		369,250
6.000%, due 07/15/22	1,610,000		1,626,100
			6,616,171
Airlines—0.73%
Air Canada
8.750%, due 04/01/20[2]	300,000		327,300
American Airlines Group, Inc.
4.625%, due 03/01/20[2,4]	2,250,000		2,230,313
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	500,835		547,162
			3,104,775
Auto & truck—1.36%
Autodis SA
6.500%, due 02/01/19[3]	EUR	625,000	710,993
Faurecia
3.125%, due 06/15/22[3]	EUR	800,000	847,910
GIE PSA Tresorerie
6.000%, due 09/19/33	EUR	1,611,000	2,010,694
Navistar International Corp.
8.250%, due 11/01/21[4]	777,000		604,603
Samvardhana Motherson Automotive Systems Group BV
4.125%, due 07/15/21[3]	EUR	1,500,000	1,596,347
			5,770,547
Automotive parts—0.35%
FTE Verwaltungs GmbH
9.000%, due 07/15/20[3]	EUR	100,000	116,387

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Automotive parts—(concluded)
MPG Holdco I, Inc.
7.375%, due 10/15/22[4]	1,305,000		1,386,562
			1,502,949
Banking-non-US—2.04%
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[3,5,6]	EUR	800,000	864,788
Banco do Brasil SA
5.875%, due 01/26/22[2]	450,000		398,250
Banco Santander SA
6.250%, due 03/12/19[3,5,6]	EUR	400,000	428,863
Finansbank AS
6.250%, due 04/30/19[3]	300,000		313,236
HBOS Capital Funding LP
6.461%, due 11/30/18[3,5,6]	GBP	450,000	735,343
ICICI Bank Ltd.
6.375%, due 04/30/22[3,5]	1,300,000		1,333,696
Novo Banco SA
4.750%, due 01/15/18[3]	EUR	500,000	512,163
Royal Bank of Scotland Group PLC
7.092%, due 09/29/17[5,6]	EUR	600,000	692,780
7.500%, due 08/10/20[5,6]	400,000		414,000
8.000%, due 08/10/25[5,6]	200,000		209,000
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[3]	2,000,000		1,875,000
UniCredit Bank Luxembourg SA
8.125%, due 12/10/19[3,5,6]	EUR	700,000	872,710
			8,649,829
Banking-US—1.17%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	830,000	914,992
JPMorgan Chase & Co.
6.750%, due 02/01/24[5,6]	1,200,000		1,302,000
6.125%, due 04/30/24[5,6]	900,000		919,170
The Goldman Sachs Group, Inc.
5.375%, due 05/10/20[5,6]	375,000		371,250
Wells Fargo & Co.
5.900%, due 06/15/24[5,6]	1,430,000		1,462,175
			4,969,587

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—2.11%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	835,000		860,050
5.750%, due 06/15/19[4]	950,000		914,375
K. Hovnanian Enterprises, Inc.
6.250%, due 01/15/16	315,000		312,638
7.250%, due 10/15/20[2,4]	1,240,000		1,165,600
KB Home
7.500%, due 09/15/22[4]	1,485,000		1,522,125
Lennar Corp.
4.875%, due 12/15/23	375,000		373,594
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000		1,197,037
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2,4]	2,225,000		2,330,687
Toll Brothers Finance Corp.
4.875%, due 11/15/25[4]	100,000		99,875
William Lyon Homes, Inc.
7.000%, due 08/15/22[2]	175,000		181,344
			8,957,325
Building products—1.87%
Associated Materials LLC
9.125%, due 11/01/17	1,560,000		1,244,100
BMBG Bond Finance SCA
4.951%, due 10/15/20[3,5]	EUR	932,000	1,027,036
Builders FirstSource, Inc.
10.750%, due 08/15/23[2,4]	1,350,000		1,393,875
Building Materials Holding Corp.
9.000%, due 09/15/18[2]	675,000		715,095
Cemex SAB de CV
4.375%, due 03/05/23[3]	EUR	650,000	654,889
5.700%, due 01/11/25[3]	200,000		185,000
Lafarge SA
6.750%, due 12/16/19[3]	EUR	925,000	1,197,547
Nortek, Inc.
8.500%, due 04/15/21	675,000		715,500
Wienerberger AG
6.500%, due 02/09/21[5,6]	EUR	700,000	783,380
			7,916,422
Building products-cement—0.37%
HeidelbergCement Finance BV
7.500%, due 04/03/20[3]	EUR	395,000	535,394

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building products-cement—(concluded)
Union Andina de Cementos
5.875%, due 10/30/21[3]	500,000		500,625
West China Cement Ltd.
6.500%, due 09/11/19[3,4]	500,000		515,000
			1,551,019
Cable—2.71%
Cablevision Systems Corp.
8.625%, due 09/15/17[4]	150,000		160,125
5.875%, due 09/15/22	100,000		83,000
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21[4]	350,000		367,281
6.625%, due 01/31/22[4]	275,000		291,500
5.750%, due 09/01/23	675,000		693,562
5.250%, due 09/30/22	350,000		354,517
5.125%, due 02/15/23	675,000		676,688
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, due 09/15/20[2]	1,275,000		1,276,594
5.125%, due 12/15/21[2,4]	200,000		192,000
Dish DBS Corp.
6.750%, due 06/01/21	860,000		894,400
5.875%, due 07/15/22[4]	730,000		715,400
5.875%, due 11/15/24	150,000		143,475
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	425,000		436,156
Numericable-SFR SAS
6.000%, due 05/15/22[2]	2,300,000		2,305,750
5.625%, due 05/15/24[3]	EUR	1,000,000	1,125,272
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.625%, due 04/15/23[3]	EUR	562,500	660,306
4.000%, due 01/15/25[3]	EUR	1,000,000	1,099,606
			11,475,632
Car rental—0.75%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[2]	1,600,000		1,633,184
Loxam SAS
7.375%, due 01/24/20[3]	EUR	850,000	996,627

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Car rental—(concluded)
7.000%, due 07/23/22[3]	EUR	500,000	568,893
			3,198,704
Chemicals—2.94%
Blue Cube Spinco, Inc.
9.750%, due 10/15/23[2]	175,000		188,563
10.000%, due 10/15/25[2,4]	250,000		271,250
Hexion, Inc.
8.875%, due 02/01/18[4]	1,150,000		879,750
6.625%, due 04/15/20[4]	425,000		360,187
Huntsman International LLC
5.125%, due 04/15/21	EUR	675,000	719,068
5.125%, due 11/15/22[2,4]	3,450,000		3,208,500
Ineos Finance PLC
4.000%, due 05/01/23[3]	EUR	575,000	607,007
INEOS Group Holdings SA
5.875%, due 02/15/19[2,4]	200,000		199,750
Perstorp Holding AB
11.000%, due 08/15/17[2]	1,750,000		1,754,375
Platform Specialty Products Corp.
6.500%, due 02/01/22[2]	350,000		297,500
PSPC Escrow Corp.
6.000%, due 02/01/23[3]	EUR	525,000	475,709
SPCM SA
6.000%, due 01/15/22[2]	1,720,000		1,728,600
The Chemours Co.
6.125%, due 05/15/23[3,4]	EUR	575,000	477,182
7.000%, due 05/15/25[2,4]	475,000		353,875
TPC Group, Inc.
8.750%, due 12/15/20[2]	250,000		204,400
Yingde Gases Investment Ltd.
8.125%, due 04/22/18[3]	800,000		748,000
			12,473,716
Coal—0.07%
Arch Coal, Inc.
8.000%, due 01/15/19[2]	930,000		48,825
7.000%, due 06/15/19	825,000		23,719
7.250%, due 10/01/20	275,000		7,219
7.250%, due 06/15/21[4]	460,000		12,650
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24[4]	225,000		106,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Peabody Energy Corp.
6.000%, due 11/15/18[4]	575,000		100,625
			299,913
Commercial services—3.07%
AA Bond Co. Ltd.
5.500%, due 07/31/22[3]	GBP	900,000	1,321,536
Acosta, Inc.
7.750%, due 10/01/22[2,4]	525,000		507,937
ADS Waste Holdings, Inc.
8.250%, due 10/01/20	200,000		210,000
Aircastle Ltd.
5.125%, due 03/15/21[4]	500,000		527,500
Ancestry.com Holdings LLC
9.625%, due 10/15/18[2,4]	800,000		808,000
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	400,000		416,000
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]	200,000		180,500
9.250%, due 03/01/21[2,4]	1,025,000		871,250
Interactive Data Corp.
5.875%, due 04/15/19[2,4]	382,000		384,388
Iron Mountain Europe PLC
6.125%, due 09/15/22[3]	GBP	917,000	1,435,558
Iron Mountain, Inc.
6.000%, due 10/01/20[2]	750,000		795,000
5.750%, due 08/15/24	1,465,000		1,472,325
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2,4]	425,000		433,500
Manutencoop Facility Management SpA
8.500%, due 08/01/20[3]	EUR	1,550,000	1,551,057
Stork Technical Services Holdco BV
11.000%, due 08/15/17[3]	EUR	1,200,000	1,281,972
Waste Italia SpA
10.500%, due 11/15/19[3]	EUR	1,425,000	814,841
			13,011,364
Computer software & services—2.55%
Blue Coat Holdings, Inc.
8.375%, due 06/01/23[2]	350,000		362,250
Emdeon, Inc.
6.000%, due 02/15/21[2]	375,000		367,969

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, due 05/01/21[2,4]	875,000		757,417
Infor US, Inc.
5.750%, due 05/15/22[3]	EUR	1,650,000	1,658,092
6.500%, due 05/15/22[2]	125,000		118,437
InterXion Holding NV
6.000%, due 07/15/20[3]	EUR	500,000	583,035
MSCI, Inc.
5.750%, due 08/15/25[2,4]	250,000		263,625
NCR Corp.
4.625%, due 02/15/21	1,870,000		1,846,625
6.375%, due 12/15/23	905,000		931,019
Oberthur Technologies Holding SAS
9.250%, due 04/30/20[3]	EUR	744,000	885,555
Southern Graphics, Inc.
8.375%, due 10/15/20[2]	200,000		205,000
Sungard Data Systems, Inc.
6.625%, due 11/01/19	2,225,000		2,302,875
TeamSystem Holding SpA
7.375%, due 05/15/20[3]	EUR	450,000	516,121
			10,798,020
Consumer products—1.57%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]	1,800,000		1,892,250
Cosan Luxembourg SA
5.000%, due 03/14/23[3]	500,000		420,000
5.000%, due 03/14/23[2]	200,000		168,000
Icon Health & Fitness, Inc.
11.875%, due 10/15/16[2]	550,000		546,562
Jarden Corp.
3.750%, due 10/01/21[3]	EUR	1,150,000	1,289,890
Ontex Group NV
4.750%, due 11/15/21[3]	EUR	300,000	349,788
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	200,000		200,000
Tempur Sealy International, Inc.
5.625%, due 10/15/23[2]	200,000		209,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24	1,575,000		1,575,000
			6,650,740
Containers & packaging—3.10%
Ardagh Finance Holdings SA
8.375%, due 06/15/19[3]	EUR	575,000	657,591
Ardagh Packaging Finance PLC
9.250%, due 10/15/20[3]	EUR	225,000	259,730
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2,4]	3,050,000		3,126,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]	290,294		291,020
Crown European Holdings SA
4.000%, due 07/15/22[3]	EUR	500,000	573,880
3.375%, due 05/15/25[3]	EUR	550,000	577,591
Horizon Holdings I SASU
7.250%, due 08/01/23[3]	EUR	700,000	800,576
Horizon Holdings III SASU
5.125%, due 08/01/22[3]	EUR	1,150,000	1,315,182
Kloeckner Pentaplast of America, Inc.
7.125%, due 11/01/20[3]	EUR	420,000	479,173
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]	225,000		226,125
6.375%, due 08/15/25[2]	575,000		612,375
ProGroup AG
5.125%, due 05/01/22[3]	EUR	1,350,000	1,558,383
Sealed Air Corp.
5.250%, due 04/01/23[2,4]	425,000		444,125
4.500%, due 09/15/23[3]	EUR	775,000	894,943
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[3]	EUR	1,150,000	1,334,783
			13,151,727
Diversified financial services—3.86%
Alliance Automotive Finance PLC
6.250%, due 12/01/21[3]	EUR	350,000	397,209
Alliance Data Systems Corp.
5.375%, due 08/01/22[2,4]	150,000		152,250
Ally Financial, Inc.
3.500%, due 07/18/16	550,000		553,438
8.000%, due 12/31/18	425,000		478,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
8.000%, due 11/01/31	285,000		348,413
8.000%, due 11/01/31	517,000		626,863
Audatex North America, Inc.
6.000%, due 06/15/21[2]	725,000		730,082
6.125%, due 11/01/23[2]	950,000		955,937
Bank of America Corp.
8.000%, due 01/30/18[5,6]	345,000		359,697
6.250%, due 09/05/24[5,6]	1,350,000		1,368,967
Barclays PLC
8.250%, due 12/15/18[5,6]	1,100,000		1,171,175
8.000%, due 12/15/20[5,6]	EUR	600,000	719,185
Boats Investments Netherlands BV
11.000%, due 03/31/17[3]	EUR	502,894	171,432
Citigroup, Inc.
5.950%, due 08/15/20[4,5,6]	175,000		174,657
5.950%, due 01/30/23[5,6]	175,000		173,688
5.900%, due 02/15/23[4,5,6]	925,000		920,375
First Data Corp.
6.750%, due 11/01/20[2]	400,000		421,500
12.625%, due 01/15/21	925,000		1,060,281
10.625%, due 06/15/21	1,264,000		1,410,940
7.000%, due 12/01/23[2]	50,000		51,000
Garfunkelux Holdco 3 SA
8.500%, due 11/01/22[2]	GBP	100,000	154,931
GE Capital Trust III
6.500%, due 09/15/67[3,5]	GBP	1,750,000	2,802,757
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.375%, due 10/01/17	300,000		301,500
National Financial Partners Corp.
9.000%, due 07/15/21[2]	900,000		882,000
			16,386,402
Electric utilities—0.72%
Dynegy, Inc.
7.375%, due 11/01/22[4]	1,650,000		1,660,032
7.625%, due 11/01/24[4]	250,000		250,625
NRG Energy, Inc.
8.250%, due 09/01/20	865,000		886,625
7.875%, due 05/15/21	200,000		199,000
6.625%, due 03/15/23	75,000		69,750
			3,066,032
Electric-generation—1.02%
Calpine Corp.
5.750%, due 01/15/25[4]	1,000,000		947,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
CE Energy AS
7.000%, due 02/01/21[3]	EUR	1,150,000	1,300,955
Rapid Holding GmbH
6.625%, due 11/15/20[3]	EUR	840,000	937,377
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	141,258		146,908
TerraForm Power Operating LLC
9.750%, due 08/15/22[2,4]	500,000		447,500
5.875%, due 02/01/23[2]	450,000		415,125
6.125%, due 06/15/25[2,4]	125,000		112,500
			4,307,865
Electric-integrated—0.40%
AES Corp.
5.500%, due 03/15/24[4]	225,000		212,625
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[3]	500,000		464,395
Perusahaan Listrik Negara PT
5.500%, due 11/22/21[3]	1,000,000		1,031,680
			1,708,700
Electronics—1.16%
Allegion PLC
5.875%, due 09/15/23	350,000		366,625
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2]	1,875,000		1,935,938
Micron Technology, Inc.
5.250%, due 08/01/23[2]	175,000		170,973
5.250%, due 01/15/24[2]	2,450,000		2,345,875
Verisure Holding AB
6.000%, due 11/01/22[2]	EUR	100,000	112,439
			4,931,850
Energy-exploration & production—0.08%
Chaparral Energy, Inc.
9.875%, due 10/01/20	100,000		37,000
7.625%, due 11/15/22	50,000		16,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.000%, due 06/01/20[2,4]	200,000		138,876

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
10.750%, due 10/01/20[4]		850,000	155,125
			347,501
Finance-captive automotive—3.31%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]		880,000	635,800
Cabot Financial Luxembourg SA
6.500%, due 04/01/21[3]	GBP	700,000	1,039,386
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%, due 10/15/23		350,000	323,575
Credit Agricole SA
6.500%, due 06/23/21[3,5,6]	EUR	700,000	775,567
7.875%, due 01/23/24[2,4,5,6]		2,000,000	2,052,246
HT1 Funding GmbH
6.352%, due 06/30/17[5,6]	EUR	700,000	769,755
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20[4]		3,130,000	3,270,850
5.875%, due 02/01/22[4]		485,000	499,550
Lock AS
7.000%, due 08/15/21[3]	EUR	750,000	862,263
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]		300,000	295,500
Schaeffler Finance BV
4.750%, due 05/15/21[2,4]		2,020,000	2,055,350
Schaeffler Holding Finance BV
5.750%, due 11/15/21[3]	EUR	575,000	680,215
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.375%, due 05/01/22[3]	EUR	350,000	383,627
6.750%, due 05/01/22[2]		400,000	401,000
			14,044,684
Finance-noncaptive consumer—0.23%
CIT Group, Inc.
5.000%, due 08/15/22		940,000	990,525

Finance-other—1.27%
Navient LLC
8.450%, due 06/15/18		600,000	643,500
8.000%, due 03/25/20		2,000,000	2,120,000
Springleaf Finance Corp.
5.250%, due 12/15/19[4]		545,000	542,275

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
6.000%, due 06/01/20		2,050,000	2,075,625
			5,381,400
Financial services—1.65%
Argos Merger Sub, Inc.
7.125%, due 03/15/23[2,4]		1,100,000	1,157,750
Assicurazioni Generali SpA
6.416%, due 02/08/22[5,6]	GBP	300,000	465,948
Banco de Bogota SA
5.375%, due 02/19/23[2,4]		1,200,000	1,198,800
Cemex Finance LLC
6.000%, due 04/01/24[2,4]		1,200,000	1,150,500
Intesa Sanpaolo SpA
8.047%, due 06/20/18[5,6]	EUR	950,000	1,163,238
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]		865,000	886,625
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[3]	EUR	500,000	495,392
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[3]		500,000	478,750
			6,997,003
Food products—1.51%
Alphabet Holding Co., Inc.
7.750%, due 11/01/17		150,000	147,375
Constellation Brands, Inc.
7.250%, due 05/15/17		300,000	324,750
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2,4]		1,285,000	1,344,431
Minerva Luxembourg SA
7.750%, due 01/31/23[2,4]		500,000	494,375
7.750%, due 01/31/23[3]		850,000	840,438
Moy Park Bondco PLC
6.250%, due 05/29/21[3]	GBP	1,075,000	1,692,402
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2,4]		1,535,000	1,569,537
			6,413,308
Food-wholesale—0.69%
Iceland Bondco PLC
6.250%, due 07/15/21[3]	GBP	550,000	767,331
Post Holdings, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
6.750%, due 12/01/21[2,4]		1,050,000	1,086,750
7.750%, due 03/15/24[2,4]		550,000	587,812
Roundy’s Supermarkets, Inc.
10.250%, due 12/15/20[2]		75,000	41,813
US Foods, Inc.
8.500%, due 06/30/19		425,000	442,000
			2,925,706
Gaming—3.29%
Boyd Gaming Corp.
6.875%, due 05/15/23		1,550,000	1,643,000
Churchill Downs, Inc.
5.375%, due 12/15/21		350,000	358,750
Cirsa Funding Luxembourg SA
5.875%, due 05/15/23[3]	EUR	1,100,000	1,140,667
Isle of Capri Casinos, Inc.
8.875%, due 06/15/20[4]		3,295,000	3,542,125
MGM Resorts International
8.625%, due 02/01/19		450,000	510,750
6.750%, due 10/01/20[4]		2,683,000	2,870,810
7.750%, due 03/15/22		740,000	821,400
Penn National Gaming, Inc.
5.875%, due 11/01/21[4]		125,000	127,188
Pinnacle Entertainment, Inc.
7.500%, due 04/15/21		580,000	611,175
Regal Entertainment Group
5.750%, due 03/15/22[4]		500,000	516,250
Safari Holding Verwaltungs GmbH
8.250%, due 02/15/21[3]	EUR	875,000	995,967
Scientific Games International, Inc.
10.000%, due 12/01/22		890,000	794,325
			13,932,407
Health care providers & services—7.85%
Alere, Inc.
6.500%, due 06/15/20		675,000	696,937
6.375%, due 07/01/23[2,4]		370,000	384,800
Almirall SA
4.625%, due 04/01/21[3]	EUR	1,000,000	1,154,858
Amsurg Corp.
5.625%, due 07/15/22		175,000	171,938
Auris Luxembourg II SA
8.000%, due 01/15/23[3]	EUR	325,000	388,122

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
Capsugel SA
7.000%, due 05/15/19[2]		225,000	226,688
CHS/Community Health Systems, Inc.
8.000%, due 11/15/19		200,000	208,000
7.125%, due 07/15/20		275,000	281,875
6.875%, due 02/01/22[4]		1,250,000	1,259,375
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]		500,000	496,250
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[2]		150,000	147,105
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2,4]		900,000	900,000
Ephios Bondco PLC
6.250%, due 07/01/22[3]	EUR	525,000	603,296
Ephios Holdco II PLC
8.250%, due 07/01/23[3]	EUR	350,000	392,025
ExamWorks Group, Inc.
5.625%, due 04/15/23		400,000	416,000
Halyard Health, Inc.
6.250%, due 10/15/22		500,000	511,250
HCA, Inc.
7.500%, due 02/15/22		2,750,000	3,162,500
5.000%, due 03/15/24[4]		3,295,000	3,393,850
HealthSouth Corp.
5.750%, due 11/01/24[2]		1,350,000	1,350,000
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]		150,000	153,000
Holding Medi-Partenaires SAS
7.000%, due 05/15/20[3]	EUR	775,000	909,328
HomeVi SAS
6.875%, due 08/15/21[3]	EUR	1,150,000	1,312,020
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, due 08/01/23[2]		250,000	250,313
JLL/Delta Dutch Pledgeco BV
8.750%, due 05/01/20[2]		525,000	536,156
Kindred Healthcare, Inc.
8.000%, due 01/15/20		1,070,000	1,137,722
LifePoint Health, Inc.
5.500%, due 12/01/21		700,000	710,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.750%, due 08/01/22[2,4]		1,000,000	950,620

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
5.625%, due 10/15/23[2,4]		275,000	258,500
Multiplan, Inc.
6.625%, due 04/01/22[2]		2,745,000	2,799,900
Select Medical Corp.
6.375%, due 06/01/21		225,000	199,125
Tenet Healthcare Corp.
8.125%, due 04/01/22[4]		2,345,000	2,479,837
Universal Hospital Services, Inc.
7.625%, due 08/15/20[4]		350,000	333,812
Valeant Pharmaceuticals International, Inc.
7.000%, due 10/01/20[2]		300,000	274,313
6.375%, due 10/15/20[2]		75,000	67,313
7.500%, due 07/15/21[2,4]		1,645,000	1,487,705
5.625%, due 12/01/21[2]		1,000,000	867,500
7.250%, due 07/15/22[2,4]		300,000	268,500
4.500%, due 05/15/23[3]	EUR	950,000	844,614
6.125%, due 04/15/25[2,4]		1,555,000	1,304,256
			33,289,903
Hotels, restaurants & leisure—1.29%
Carlson Travel Holdings, Inc.
7.500%, due 08/15/19[2]		400,000	402,000
Eldorado Resorts, Inc.
7.000%, due 08/01/23[2]		525,000	531,562
FelCor Lodging LP
6.000%, due 06/01/25		1,575,000	1,630,125
Golden Nugget Escrow, Inc.
8.500%, due 12/01/21[2]		200,000	207,000
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2,4]		1,467,000	1,467,000
NPC International, Inc./NPC Operating Co. A&B, Inc.
10.500%, due 01/15/20		300,000	315,750
PortAventura Entertainment Barcelona BV
7.250%, due 12/01/20[3]	EUR	725,000	824,787

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
Yum! Brands, Inc.
6.250%, due 03/15/18	75,000		80,499
			5,458,723
Insurance—0.40%
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, due 07/15/19[2]	400,000		389,000
HUB International Ltd.
7.875%, due 10/01/21[2]	400,000		399,000
Mapfre SA
5.921%, due 07/24/37[5]	EUR	250,000	286,464
Meiji Yasuda Life Insurance co.
5.200%, due 10/20/45[3,5]	500,000		515,000
USI, Inc.
7.750%, due 01/15/21[2]	100,000		100,250
			1,689,714
Machinery—0.09%
The Manitowoc Co., Inc.
5.875%, due 10/15/22	350,000		361,375

Manufacturing-diversified—0.25%
Bombardier, Inc.
6.125%, due 01/15/23[2,4]	300,000		231,750
7.500%, due 03/15/25[2,4]	375,000		290,625
RSI Home Products, Inc.
6.500%, due 03/15/23[2]	400,000		414,000
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23[2]	125,000		131,563
			1,067,938
Media—2.11%
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2,4]	300,000		310,860
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	127,000		128,905
7.625%, due 03/15/20[4]	1,423,000		1,476,362
6.500%, due 11/15/22	278,000		289,815
Gray Television, Inc.
7.500%, due 10/01/20[4]	875,000		913,238
iHeartCommunications, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
9.000%, due 12/15/19	625,000		528,906
10.625%, due 03/15/23	165,000		138,600
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, due 04/01/23	525,000		506,625
Myriad International Holdings BV
5.500%, due 07/21/25[3]	200,000		195,932
5.500%, due 07/21/25[2]	500,000		489,830
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[2,4]	400,000		406,500
Quebecor Media, Inc.
5.750%, due 01/15/23	625,000		640,625
Sirius XM Radio, Inc.
6.000%, due 07/15/24[2]	575,000		607,085
Townsquare Media, Inc.
6.500%, due 04/01/23[2]	125,000		120,000
Univision Communications, Inc.
8.500%, due 05/15/21[2,4]	900,000		940,500
Vougeot Bidco PLC
7.875%, due 07/15/20[3]	GBP	475,000	776,195
VTR Finance BV
6.875%, due 01/15/24[3]	500,000		485,000
			8,954,978
Metals—1.06%
Aleris International, Inc.
7.625%, due 02/15/18[4]	405,000		378,675
6.000%, due 06/01/20[7,8]	13,347		18,597
7.875%, due 11/01/20	2,196,000		2,064,240
Constellium NV
7.000%, due 01/15/23[3]	EUR	700,000	636,665
5.750%, due 05/15/24[2]	250,000		180,000
First Quantum Minerals Ltd.
7.250%, due 10/15/19[2]	200,000		156,000
Novelis, Inc.
8.375%, due 12/15/17[4]	475,000		480,284
8.750%, due 12/15/20	160,000		160,400
Vedanta Resources PLC
8.250%, due 06/07/21[2]	500,000		399,663
			4,474,524
Metals & mining—1.01%
ArcelorMittal
7.750%, due 10/15/39	3,155,000		2,689,638

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
BHP Billiton Finance USA Ltd.
6.250%, due 10/19/75[3,5]	500,000		511,875
FMG Resources August 2006 Pty Ltd.
8.250%, due 11/01/19[2,4]	1,000,000		850,000
Hecla Mining Co.
6.875%, due 05/01/21	275,000		233,750
			4,285,263
Oil & gas—8.37%
Antero Resources Corp.
5.125%, due 12/01/22	125,000		112,188
Approach Resources, Inc.
7.000%, due 06/15/21[4]	175,000		98,000
Berry Petroleum Co.
6.750%, due 11/01/20[4]	2,320,000		904,800
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2,4]	125,000		116,875
California Resources Corp.
6.000%, due 11/15/24[4]	350,000		238,000
CeramTec Group GmbH
8.250%, due 08/15/21[3]	EUR	1,210,000	1,442,013
Chesapeake Energy Corp.
6.625%, due 08/15/20[4]	3,040,000		2,074,800
Concho Resources, Inc.
6.500%, due 01/15/22	300,000		310,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[2]	1,345,000		1,143,250
Denbury Resources, Inc.
6.375%, due 08/15/21[4]	775,000		565,750
5.500%, due 05/01/22[4]	150,000		105,000
Energy Transfer Equity LP
7.500%, due 10/15/20	200,000		215,040
5.875%, due 01/15/24	825,000		799,239
Energy XXI Gulf Coast, Inc.
11.000%, due 03/15/20[2,4]	425,000		228,969
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20[4]	460,000		400,200
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		398,825
6.750%, due 06/15/23[2]	225,000		207,563
Gazprom OAO Via Gaz Capital SA
4.625%, due 10/15/18[2,7]	EUR	450,000	500,014

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
3.600%, due 02/26/21[3]	EUR	1,000,000	1,030,922
7.288%, due 08/16/37[3]	1,800,000		1,804,860
Halcon Resources Corp.
8.625%, due 02/01/20[2,4]	800,000		690,000
9.750%, due 07/15/20	75,000		25,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2,4]	525,000		534,187
Kinder Morgan Inc.
5.000%, due 02/15/21[2]	3,370,000		3,411,127
Laredo Petroleum, Inc.
7.375%, due 05/01/22[4]	225,000		222,188
6.250%, due 03/15/23[4]	725,000		696,000
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[4]	800,000		208,000
6.250%, due 11/01/19	800,000		182,000
8.625%, due 04/15/20[4]	80,000		20,800
7.750%, due 02/01/21[4]	500,000		115,000
6.500%, due 09/15/21	435,000		95,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.500%, due 02/15/23	645,000		635,325
MEG Energy Corp.
6.500%, due 03/15/21[2]	400,000		352,000
6.375%, due 01/30/23[2]	100,000		84,750
Oasis Petroleum, Inc.
7.250%, due 02/01/19[4]	175,000		167,125
6.500%, due 11/01/21	100,000		86,000
6.875%, due 03/15/22[4]	300,000		256,500
Pacific Rubiales Energy Corp.
5.625%, due 01/19/25[3]	500,000		187,500
Parsley Energy LLC/Parsley Finance Corp.
7.500%, due 02/15/22[2,4]	100,000		101,125
Petrobras Global Finance BV
4.875%, due 03/07/18	EUR	600,000	608,248
4.250%, due 10/02/23	EUR	525,000	432,454
6.250%, due 03/17/24	665,000		533,529
7.250%, due 03/17/44[4]	2,465,000		1,821,746
Petroleos de Venezuela SA
8.500%, due 11/02/17[3]	500,000		302,500
9.000%, due 11/17/21[3]	1,500,000		614,250
6.000%, due 11/15/26[3]	1,100,000		384,780
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	500,000		486,037
Sanchez Energy Corp.
6.125%, due 01/15/23[4]	875,000		634,375
SandRidge Energy, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
8.750%, due 06/01/20[2,4]	200,000	122,250
7.500%, due 03/15/21	2,075,000	498,000
Seven Generations Energy Ltd.
6.750%, due 05/01/23[2,4]	175,000	159,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, due 07/01/21	200,000	194,000
5.500%, due 08/15/22	400,000	348,000
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2,4]	1,000,000	1,025,000
6.375%, due 04/01/23[2]	1,095,000	1,103,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.625%, due 10/01/20[2,4]	400,000	397,000
6.750%, due 03/15/24[2,4]	400,000	393,500
Tenet Healthcare Corp.
5.500%, due 03/01/19	1,575,000	1,551,375
Transocean, Inc.
6.500%, due 11/15/20[4]	550,000	440,462
6.875%, due 12/15/21[4]	300,000	237,375
W&T Offshore, Inc.
8.500%, due 06/15/19[4]	150,000	67,500
Whiting Petroleum Corp.
5.750%, due 03/15/21	1,925,000	1,792,656
YPF SA
8.750%, due 04/04/24[3]	500,000	506,725
8.500%, due 07/28/25[3]	50,000	49,150
		35,471,384
Oil services—1.45%
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21[4]	1,750,000	1,006,250
Citgo Holding, Inc.
10.750%, due 02/15/20[2,4]	1,150,000	1,155,750
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	2,205,000	2,160,900
Petron Corp.
7.500%, due 08/06/18[3,5,6]	1,748,000	1,814,424
		6,137,324
Packaging—1.62%
Berry Plastics Corp.
6.000%, due 10/15/22[2,4]	175,000	182,875
Reynolds Group Issuer
8.500%, due 05/15/18	1,765,000	1,784,856
9.875%, due 08/15/19[4]	3,115,000	3,278,537

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging—(concluded)
8.250%, due 02/15/21[4]	1,550,000		1,610,063
			6,856,331
Paper & forest products—0.19%
Fibria Overseas Finance Ltd.
5.250%, due 05/12/24[4]	800,000		790,000

Pipelines—0.61%
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,700,000		1,708,500
Sabine Pass Liquefaction LLC
6.250%, due 03/15/22	400,000		397,000
5.625%, due 04/15/23	475,000		462,234
			2,567,734
Real estate investment trusts—2.33%
China Aoyuan Property Group Ltd.
13.875%, due 11/23/17[3]	300,000		321,750
China SCE Property Holdings Ltd.
10.000%, due 07/02/20[3]	200,000		212,044
CIFI Holdings Group Co. Ltd.
12.250%, due 04/15/18[3]	500,000		547,020
7.750%, due 06/05/20[3]	300,000		302,317
Country Garden Holdings Co. Ltd.
7.875%, due 05/27/19[3]	300,000		320,340
Dakar Finance SA
9.000%, due 11/15/20[2]	EUR	950,000	1,047,279
Equinix, Inc.
5.375%, due 04/01/23	800,000		832,000
Franshion Development Ltd.
6.750%, due 04/15/21[3]	500,000		557,787
Franshion Investment Ltd.
4.700%, due 10/26/17[3]	200,000		206,241
Greystar Real Estate Partners LLC
8.250%, due 12/01/22[2]	325,000		342,063
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	450,000		446,062
KWG Property Holding Ltd.
13.250%, due 03/22/17[3]	1,000,000		1,095,000
8.250%, due 08/05/19[3]	250,000		259,063
Longfor Properties Co. Ltd.
6.750%, due 01/29/23[3]	500,000		519,713

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MPT Operating Partnership LP/MPT Finance Corp.
5.750%, due 10/01/20	EUR	850,000	993,402
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[3]	GBP	983,380	1,365,456
Yuzhou Properties Co. Ltd.
8.750%, due 10/04/18[3]	250,000		263,142
9.000%, due 12/08/19[3]	250,000		263,723
			9,894,402
Rental auto/equipment—0.07%
United Rentals North America, Inc.
7.375%, due 05/15/20[4]	275,000		291,844

Retail—2.38%
BC ULC/New Red Finance, Inc.
4.625%, due 01/15/22[2]	450,000		456,750
99 Cents Only Stores LLC
11.000%, due 12/15/19	225,000		117,000
Asbury Automotive Group, Inc.
6.000%, due 12/15/24[2]	100,000		105,750
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23[2]	250,000		263,125
Caleres, Inc.
6.250%, due 08/15/23[2]	100,000		101,000
Dufry Finance SCA
4.500%, due 08/01/23[3]	EUR	800,000	921,507
Financiere Quick SAS
4.701%, due 04/15/19[3,5]	EUR	450,000	441,790
JC Penney Corp., Inc.
5.650%, due 06/01/20[4]	375,000		343,125
Nathan’s Famous, Inc.
10.000%, due 03/15/20[2]	425,000		450,500
Neiman Marcus Group Ltd. LLC
8.000%, due 10/15/21[2]	525,000		545,344
New Look Secured Issuer PLC
6.500%, due 07/01/22[3]	GBP	150,000	231,485
Pizzaexpress Financing 1 PLC
8.625%, due 08/01/22[3]	GBP	450,000	731,213
Pizzaexpress Financing 2 PLC
6.625%, due 08/01/21[3]	GBP	500,000	801,503
Radio Systems Corp.
8.375%, due 11/01/19[2]	300,000		318,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Rite Aid Corp.
6.750%, due 06/15/21[4]	325,000		348,969
6.125%, due 04/01/23[2]	1,300,000		1,400,750
rue21, Inc.
9.000%, due 10/15/21[2]	525,000		433,125
Sonic Automotive, Inc.
7.000%, due 07/15/22	300,000		319,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000		1,746,000
			10,076,811
Specialty retail—0.14%
L Brands, Inc.
6.875%, due 11/01/35[2]	575,000		599,438

Steel—1.08%
AK Steel Corp.
7.625%, due 05/15/20[4]	1,850,000		989,750
7.625%, due 10/01/21[4]	775,000		372,077
8.375%, due 04/01/22[4]	400,000		186,000
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	1,500,000		1,460,625
US Steel Corp.
7.000%, due 02/01/18[4]	1,170,000		1,023,750
7.500%, due 03/15/22[4]	700,000		540,750
			4,572,952
Telecom-integrated/services—0.93%
GCX Ltd.
7.000%, due 08/01/19[3]	950,000		925,925
Intelsat Luxembourg SA
8.125%, due 06/01/23[4]	5,090,000		3,015,825
			3,941,750
Telecommunication services—4.04%
Altice Financing SA
5.250%, due 02/15/23[3]	EUR	350,000	388,726
6.625%, due 02/15/23[2]	200,000		200,500
Altice Luxembourg SA
7.750%, due 05/15/22[2]	800,000		770,000
6.250%, due 02/15/25[3]	EUR	400,000	390,376
7.625%, due 02/15/25[2]	200,000		183,900

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(continued)
Altice SA
7.250%, due 05/15/22[3]	EUR	743,000	792,529
Altice US Finance II Corp.
7.750%, due 07/15/25[2,4]	200,000		192,500
Altice US Finance SA
7.750%, due 07/15/25[2]	200,000		192,500
Avaya, Inc.
10.500%, due 03/01/21[2,4]	150,000		58,125
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]	1,200,000		1,071,000
CommScope Technologies Finance LLC
6.000%, due 06/15/25[2]	800,000		812,000
CommScope, Inc.
5.000%, due 06/15/21[2]	1,370,000		1,378,562
CyrusOne LP/CyrusOne Finance Corp.
6.375%, due 11/15/22	200,000		206,500
Digicel Ltd.
6.000%, due 04/15/21[3]	500,000		450,000
6.000%, due 04/15/21[2,4]	500,000		450,000
6.750%, due 03/01/23[3]	200,000		180,000
EarthLink Holdings Corp.
7.375%, due 06/01/20[4]	475,000		494,000
eircom Finance Ltd.
9.250%, due 05/15/20[3]	EUR	700,000	827,210
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[3]	EUR	450,000	424,308
Neptune Finco Corp.
10.125%, due 01/15/23[2]	1,800,000		1,903,500
10.875%, due 10/15/25[2]	400,000		426,000
Nortel Networks Ltd.
10.750%, due 07/15/16[9]	350,000		311,938
Play Finance 1 SA
6.500%, due 08/01/19[3]	EUR	300,000	343,503
Play Finance 2 SA
5.250%, due 02/01/19[3]	EUR	625,000	707,900
Play Topco SA
7.750%, due 02/28/20[3]	EUR	450,000	507,214
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[3]	EUR	100,000	106,556
UPC Holding BV
6.375%, due 09/15/22[3]	EUR	700,000	825,562

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
UPCB Finance IV Ltd.
4.000%, due 01/15/27[3]	EUR	625,000	645,701
VimpelCom Holdings BV
5.950%, due 02/13/23[3]	200,000		191,250
Wind Acquisition Finance SA
7.000%, due 04/23/21[3]	EUR	800,000	908,487
7.375%, due 04/23/21[2,4]	800,000		806,000
			17,146,347
Telephone-integrated—2.43%
Frontier Communications Corp.
10.500%, due 09/15/22[2]	800,000		830,000
7.125%, due 01/15/23[4]	700,000		624,750
Level 3 Financing, Inc.
6.125%, due 01/15/21[4]	475,000		500,531
5.375%, due 08/15/22	325,000		330,687
5.625%, due 02/01/23[4]	175,000		179,813
5.375%, due 01/15/24[2]	625,000		632,812
Sprint Capital Corp.
6.875%, due 11/15/28	1,110,000		921,300
8.750%, due 03/15/32	3,995,000		3,595,500
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	450,000	657,102
Virgin Media Finance PLC
6.375%, due 04/15/23[2]	200,000		206,000
6.375%, due 10/15/24[3]	GBP	1,050,000	1,647,654
5.750%, due 01/15/25[2]	200,000		196,500
			10,322,649
Trading companies & distributors—0.15%
Golden Legacy PTE Ltd.
9.000%, due 04/24/19[3]	400,000		382,500
Univar USA, Inc.
6.750%, due 07/15/23[2,4]	275,000		272,250
			654,750
Transportation services—1.30%
Algeco Scotsman Global Finance PLC
9.000%, due 10/15/18[3]	EUR	550,000	538,279
Global Ship Lease, Inc.
10.000%, due 04/01/19[2]	200,000		200,000
Hapag-Lloyd AG
9.750%, due 10/15/17[2]	1,280,000		1,312,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Transportation services—(concluded)
ICTSI Treasury BV
4.625%, due 01/16/23[3]	1,000,000		1,015,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	150,000		143,625
Royal Capital BV
5.500%, due 05/05/21[3,5,6]	500,000		487,774
XPO Logistics, Inc.
7.875%, due 09/01/19[2]	100,000		100,625
6.500%, due 06/15/22[2,4]	1,935,000		1,726,987
			5,524,290
Utilities—0.12%
HD Supply, Inc.
7.500%, due 07/15/20	250,000		266,250
11.500%, due 07/15/20[4]	225,000		255,094
			521,344
Wireless telecommunication services—3.90%
CenturyLink, Inc.
5.625%, due 04/01/20[4]	175,000		175,200
5.800%, due 03/15/22	575,000		559,187
6.750%, due 12/01/23[4]	350,000		347,375
7.600%, due 09/15/39[4]	1,050,000		897,750
7.650%, due 03/15/42	650,000		555,750
Comunicaciones Celulares SA
6.875%, due 02/06/24[2]	1,500,000		1,203,750
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,150,000		1,017,750
IAC/InterActiveCorp
4.750%, due 12/15/22	175,000		164,500
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[2,4]	400,000		408,000
Sprint Corp.
7.875%, due 09/15/23	925,000		853,312
7.625%, due 02/15/25	275,000		244,063
T-Mobile USA, Inc.
6.625%, due 11/15/20	490,000		504,700
6.125%, due 01/15/22[4]	1,375,000		1,399,062
6.375%, due 03/01/25	3,100,000		3,107,750
TBG Global Pte Ltd.
4.625%, due 04/03/18[3]	500,000		497,500
United Group BV
7.875%, due 11/15/20[3]	EUR	225,000	264,370

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,078,240
Windstream Services LLC
7.750%, due 10/15/20[4]	275,000	247,789
6.375%, due 08/01/23	750,000	594,375
Zayo Group LLC/Zayo Capital, Inc.
6.000%, due 04/01/23[2]	1,400,000	1,427,300
		16,547,723
Total corporate bonds (cost—$411,809,841)		393,031,314

Non-US government obligation—0.23%
Republic of Sri Lanka
6.850%, due 11/03/25[2] (cost—$1,000,000)	1,000,000	988,750

Loan assignments—1.47%
Broadcast—0.24%
Ancestry.com, Inc. 2015 Term Loan B
5.000%, due 11/30/15	75,000	74,812
Asurion LLC Term Loan B4
5.000%, due 12/31/15	648,375	611,904
Jaguar Holding Co. II 2015 Term Loan B
4.250%, due 12/31/15	324,188	319,150
		1,005,866
Gaming—0.41%
Scientific Games International 2014 Term Loan B1
6.000%, due 11/30/15	1,768,500	1,725,667

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(concluded)
Lodging—0.07%
Hilton Worldwide Finance LLC USD Term Loan B2
3.500%, due 11/25/15	308,207	308,688

Oil services—0.52%
CITGO Holding, Inc. 2015 Term Loan B
1.000%, due 05/12/18	450,000	441,000
Hercules Offshore LLC Exit Term Loan
1.000%, due 12/15/19[7]	1,669,813	1,619,719
W&T Offshore, Inc. 2nd Lien Term Loan
9.000%, due 12/31/15	175,000	152,687
		2,213,406
Real estate investment trusts—0.03%
RHP Hotel Properties, LP Term Loan B
1.000%, due 01/15/21	125,000	125,052

Retail—0.20%
The Neiman Marcus Group, Inc. 2020 Term Loan
4.250%, due 12/08/15	870,885	850,115
Total loan assignments (cost—$6,334,716)		6,228,794

	Number of shares
Common stocks—0.01%
Automobiles—0.01%
Motors Liquidation Co. GUC Trust[10] (cost—$16,698)	3,014	48,827

Preferred stock—0.07%
Transportation infrastructure—0.07%
Seaspan Corp. (cost—$284,308)	11,327	281,249

Number of warrants
Warrants—0.44%
General Motors Co., strike price $10.00, expires 07/10/16*	52,571	1,324,789

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of warrants	Value($)
Warrants—(concluded)
General Motors Co., strike price $18.33, expires 07/10/19*	30,621	523,007
Total Warrants (cost—$1,449,555)		1,847,796

Face amount
Repurchase agreement—1.95%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $8,436,395 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$8,447,678); proceeds: $8,282,000 (cost—$8,282,000)	8,282,000	8,282,000

	Number of shares
Investment of cash collateral from securities loaned—17.78%
Money market fund—17.78%
UBS Private Money Market Fund LLC[11] (cost—$75,373,703)	75,373,703	75,373,703
Total investments (cost—$504,550,821)[12]—114.63%		486,082,433
Liabilities in excess of other assets—(14.63)%		(62,022,888)
Net assets—100.00%		424,059,545

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,218,283
Gross unrealized depreciation	(23,686,671)
Net unrealized depreciation	$(18,468,388)

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation($)
SSC	EUR	67,361,567	USD	77,073,758	11/16/15	2,987,905
SSC	GBP	11,170,237	USD	17,238,970	11/16/15	20,336
						3,008,241

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	393,012,717	18,597	393,031,314
Non-US government obligation	—	988,750	—	988,750
Loan assignments	—	4,609,075	1,619,719	6,228,794
Common stocks	48,827	—	—	48,827
Preferred stock	281,249	—	—	281,249
Warrants	1,847,796	—	—	1,847,796
Repurchase agreement	—	8,282,000	—	8,282,000
Investment of cash collateral from securities loaned	—	75,373,703	—	75,373,703
Forward foreign currency contracts	—	3,008,241	—	3,008,241
Total	2,177,872	485,274,486	1,638,316	489,090,674

At October 31, 2015, there was a transfer between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

Corporate bonds
Beginning balance	$11,689
Purchases	1,619,719
Sales	—
Accrued discounts/(premiums)	(26)
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	6,934
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,638,316

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015, was $6,934.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

	Percentage of total investments
United States	67.3%
Luxembourg	5.7
France	4.5
Netherlands	3.5
United Kingdom	2.7
Germany	1.8
Argentina	1.8
Cayman Islands	1.5
Canada	1.4
Ireland	1.2
Venezuela	1.0
Italy	0.9
Bermuda	0.7
Spain	0.6
Jersey	0.5
Colombia	0.5
Australia	0.4
Sweden	0.4
Philippines	0.4
Georgia	0.3
British Virgin Islands	0.3
India	0.3
Czech Republic	0.3
Indonesia	0.2
Sri Lanka	0.2
Singapore	0.2
Norway	0.2
Mexico	0.2
Austria	0.2
Japan	0.1
Portugal	0.1
Peru	0.1
South Africa	0.1
Switzerland	0.1
Brazil	0.1
Belgium	0.1
Turkey	0.1
Marshall Islands	0.0	†
Total	100.0

†     Amount represents less than 0.05%

Portfolio footnotes

*                      Non-income producing security.

1                      In US Dollars unless otherwise indicated.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 29.73% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                      Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2015, the value of these securities amounted to 23.74% of net assets.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2015 (unaudited)

4                      Security, or portion thereof, was on loan at October 31, 2015.

5                      Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.

6                      Perpetual investment. The maturity date reflects the next call date.

7                      Security is being fair valued by a valuation committee under the direction of the board of trustees.

8                      Illiquid investment as of October 31, 2015.

9                      Bond interest in default.

10               Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.

11               The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	84,978,673	82,206,729	91,811,699	75,373,703	1,992

12               Includes $73,603,090 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $75,373,703.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—111.20%
Aerospace & defense—3.01%
General Dynamics Corp.	56,475	8,391,055
Honeywell International, Inc.	23,195	2,395,580
Huntington Ingalls Industries, Inc.	18,856	2,261,589
Lockheed Martin Corp.	42,287	9,295,951
Northrop Grumman Corp.[1]	24,630	4,624,282
Raytheon Co.	85,763	10,068,576
Spirit Aerosystems Holdings, Inc., Class A*	5,950	313,803
United Technologies Corp.	35,655	3,508,809
		40,859,645
Air freight & logistics—0.75%
FedEx Corp.	4,950	772,447
United Parcel Service, Inc., Class B	90,995	9,374,305
		10,146,752
Airlines—0.99%
Delta Air Lines, Inc.[1]	159,290	8,098,303
United Continental Holdings, Inc.*	87,877	5,299,862
		13,398,165
Auto components—0.37%
Gentex Corp.[2]	80,260	1,315,462
Lear Corp.	29,387	3,675,138
		4,990,600
Automobiles—1.37%
Ford Motor Co.[2]	964,441	14,283,371
General Motors Co.	91,775	3,203,865
Harley-Davidson, Inc.[2]	22,102	1,092,944
		18,580,180
Banks—7.43%
BB&T Corp.	158,346	5,882,554
City National Corp.	24,780	2,220,288
Commerce Bancshares, Inc.[2]	40,310	1,836,120
East West Bancorp, Inc.	71,022	2,868,579
Fifth Third Bancorp[2]	178,189	3,394,500
Huntington Bancshares, Inc.[2]	312,975	3,433,336
PacWest Bancorp	8,380	377,435
People’s United Financial, Inc.[2]	101,830	1,624,189
Popular, Inc.	55,584	1,643,619

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Regions Financial Corp.	891,700	8,337,395
SunTrust Banks, Inc.	32,258	1,339,352
Synovus Financial Corp.	65,580	2,074,295
TCF Financial Corp.	36,403	560,242
The PNC Financial Services Group, Inc.	234,117	21,131,400
US Bancorp	255,692	10,785,089
Wells Fargo & Co.[1]	615,355	33,315,320
		100,823,713
Beverages—1.01%
Molson Coors Brewing Co., Class B	97,190	8,562,439
PepsiCo, Inc.	49,900	5,099,281
		13,661,720
Biotechnology—0.75%
Baxalta, Inc.	92,900	3,201,334
Gilead Sciences, Inc.	64,650	6,990,605
		10,191,939
Building products—0.27%
Masco Corp.	91,695	2,659,155
Owens Corning	22,820	1,038,995
		3,698,150
Capital markets—2.98%
BlackRock, Inc.	2,806	987,628
Franklin Resources, Inc.	212,399	8,657,383
Invesco Ltd.	21,080	699,224
Morgan Stanley	332,994	10,978,812
Raymond James Financial, Inc.[2]	16,988	936,209
State Street Corp.	123,606	8,528,814
The Goldman Sachs Group, Inc.	51,158	9,592,125
		40,380,195
Chemicals—1.49%
Air Products & Chemicals, Inc.	20,710	2,878,276
Ashland, Inc.[1]	33,320	3,655,871
Eastman Chemical Co.	7,670	553,544
FMC Corp.[2]	8,892	361,993
Huntsman Corp.	167,681	2,208,359

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Innophos Holdings, Inc.	33,700	1,431,913
Methanex Corp.[2]	47,482	1,895,956
Praxair, Inc.	30,991	3,442,790
The Mosaic Co.	71,687	2,422,304
The Valspar Corp.[2]	16,873	1,365,869
		20,216,875
Commercial services & supplies—2.23%
Copart, Inc.*	28,882	1,045,817
Corrections Corp. of America	20,850	594,225
KAR Auction Services, Inc.	51,290	1,969,536
Pitney Bowes, Inc.[2]	58,397	1,205,898
R.R. Donnelley & Sons Co.[2]	45,556	768,530
Republic Services, Inc.	206,264	9,021,987
Tetra Tech, Inc.	41,598	1,118,986
The ADT Corp.[2]	349,270	11,539,881
Waste Connections, Inc.	10,420	567,682
Waste Management, Inc.[2]	45,118	2,425,544
		30,258,086
Communications equipment—3.34%
Brocade Communications Systems, Inc.	410,350	4,275,847
Cisco Systems, Inc.[1]	391,906	11,306,488
Harris Corp.	72,941	5,771,822
Juniper Networks, Inc.	89,429	2,807,176
Motorola Solutions, Inc.[2]	160,535	11,232,634
QUALCOMM, Inc.	166,310	9,882,140
		45,276,107
Construction & engineering—0.06%
Fluor Corp.	15,926	761,422

Construction materials—0.05%
Vulcan Materials Co.	7,550	729,179

Consumer finance—2.05%
Ally Financial, Inc.*	172,773	3,441,638
Capital One Financial Corp.[1]	190,234	15,009,463
Discover Financial Services	135,764	7,632,652

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Navient Corp.	134,407	1,772,828
		27,856,581
Containers & packaging—1.41%
Avery Dennison Corp.	19,424	1,261,977
Bemis Co., Inc.	104,990	4,806,442
Berry Plastics Group, Inc.*	40,521	1,357,454
Crown Holdings, Inc.*	75,131	3,984,948
Graphic Packaging Holding Co.	95,873	1,357,562
Sonoco Products Co.	35,500	1,515,495
WestRock Co.	91,298	4,908,180
		19,192,058
Distributors—0.04%
Genuine Parts Co.[2]	5,570	505,533

Diversified financial services—7.38%
Bank of America Corp.	1,016,586	17,058,313
Citigroup, Inc.[1]	563,547	29,963,794
CME Group, Inc.[2]	81,278	7,678,333
Intercontinental Exchange, Inc.	10,281	2,594,924
JPMorgan Chase & Co.[1]	497,545	31,967,266
Nasdaq, Inc.	28,439	1,646,334
Voya Financial, Inc.	227,563	9,232,231
		100,141,195
Diversified telecommunication services—1.98%
AT&T, Inc.[1]	164,424	5,509,848
CenturyLink, Inc.[2]	94,886	2,676,734
Verizon Communications, Inc.	399,370	18,722,466
		26,909,048
Electric utilities—0.52%
American Electric Power Co., Inc.	25,587	1,449,503
Duke Energy Corp.[2]	12,988	928,252
Entergy Corp.	7,510	511,882
Exelon Corp.	39,711	1,108,731
FirstEnergy Corp.[2]	19,450	606,840
NextEra Energy, Inc.	5,930	608,774
The Southern Co.[2]	22,940	1,034,594
Xcel Energy, Inc.	20,825	741,995
		6,990,571

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—0.42%
Emerson Electric Co.	119,890	5,662,405

Electronic equipment, instruments & components—1.22%
Arrow Electronics, Inc.*	17,450	959,575
Corning, Inc.	557,062	10,361,353
Dolby Laboratories, Inc., Class A2	12,230	424,014
Flextronics International Ltd.*	118,733	1,352,369
Ingram Micro, Inc., Class A2	33,310	991,972
Jabil Circuit, Inc.[2]	108,259	2,487,792
		16,577,075
Energy equipment & services—0.40%
Baker Hughes, Inc.	59,263	3,121,975
Ensco PLC Class A2	27,220	452,669
Schlumberger Ltd.	17,910	1,399,846
Superior Energy Services, Inc.[2]	31,497	445,997
		5,420,487
Food & staples retailing—2.66%
CVS Health Corp.[1]	88,430	8,735,115
Sysco Corp.	234,365	9,667,556
Wal-Mart Stores, Inc.	308,177	17,640,052
		36,042,723
Food products—1.07%
Campbell Soup Co.[2]	20,996	1,066,387
Kellogg Co.	13,630	961,188
Mondelez International, Inc., Class A1	87,619	4,044,493
The J.M. Smucker Co.	3,984	467,682
Tyson Foods, Inc., Class A2	180,560	8,009,641
		14,549,391
Gas utilities—1.34%
AmeriGas Partners LP	118,300	5,044,312
Atmos Energy Corp.	54,252	3,417,876
National Fuel Gas Co.	148,100	7,779,693
Questar Corp.[2]	49,055	1,012,986
UGI Corp.[2]	25,040	918,217
		18,173,084

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—1.29%
Baxter International, Inc.	139,975	5,233,665
Boston Scientific Corp.*	135,683	2,480,285
Medtronic PLC	66,659	4,927,434
St. Jude Medical, Inc.	21,733	1,386,783
Zimmer Holdings, Inc.	33,239	3,475,802
		17,503,969
Health care providers & services—4.79%
Anthem, Inc.[2]	53,429	7,434,645
Cardinal Health, Inc.	76,573	6,294,301
Cigna Corp.	69,525	9,319,131
DaVita HealthCare Partners, Inc.*,2	5,450	422,429
Express Scripts Holding Co.*,1,2	132,010	11,403,024
HCA Holdings, Inc.*	37,942	2,610,030
Health Net, Inc.*	38,413	2,468,419
Laboratory Corp. of America Holdings*	20,728	2,544,155
MEDNAX, Inc.*,2	20,770	1,463,662
Owens & Minor, Inc.[2]	160,100	5,739,585
Patterson Cos., Inc.[2]	19,600	929,040
Quest Diagnostics, Inc.[2]	174,285	11,842,666
UnitedHealth Group, Inc.	21,570	2,540,515
		65,011,602
Hotels, restaurants & leisure—0.23%
Darden Restaurants, Inc.[2]	20,261	1,253,953
Six Flags Entertainment Corp.	36,351	1,891,706
		3,145,659
Household durables—0.02%
Mohawk Industries, Inc.*	1,340	261,970

Household products—1.32%
Colgate-Palmolive Co.	43,500	2,886,225
Kimberly-Clark Corp.	72,400	8,667,004
The Clorox Co.	11,230	1,369,386
The Procter & Gamble Co.[1]	66,074	5,046,732
		17,969,347

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—0.39%
AES Corp.[2]	480,997	5,266,917

Industrial conglomerates—0.43%
Danaher Corp.	2,430	226,743
General Electric Co.[1]	193,113	5,584,828
		5,811,571
Insurance—8.81%
ACE Ltd.[2]	58,120	6,598,945
Allied World Assurance Co. Holdings AG	35,640	1,295,870
American Financial Group, Inc.	12,484	901,220
American International Group, Inc.	302,500	19,075,650
American National Insurance Co.	3,640	375,939
Aon PLC	27,369	2,553,801
Arch Capital Group Ltd.*,2	11,490	860,486
Aspen Insurance Holdings Ltd.	35,180	1,710,100
Assurant, Inc.[2]	38,520	3,140,536
Assured Guaranty Ltd.	87,580	2,403,195
Axis Capital Holdings Ltd.	183,906	9,930,924
Berkshire Hathaway, Inc., Class B*,1	149,677	20,359,066
Brown & Brown, Inc.	22,740	733,820
Cincinnati Financial Corp.[2]	11,065	666,445
CNA Financial Corp.	49,696	1,816,886
Loews Corp.	35,480	1,293,601
Mercury General Corp.[2]	10,546	569,589
MetLife, Inc.	241,407	12,162,085
Old Republic International Corp.	147,780	2,665,951
ProAssurance Corp.	30,019	1,589,806
Prudential Financial, Inc.	6,320	521,400
RenaissanceRe Holdings Ltd.[2]	24,876	2,727,156
The Allstate Corp.	56,432	3,492,012
The Hanover Insurance Group, Inc.	19,572	1,648,941
The Hartford Financial Services Group, Inc.[1]	56,696	2,622,757
The Travelers Cos., Inc.	45,757	5,165,508
Unum Group[2]	49,403	1,711,814
Validus Holdings Ltd.	30,967	1,371,838
W.R. Berkley Corp.[2]	13,490	753,147
Willis Group Holdings PLC	135,371	6,038,900
XL Group PLC	73,555	2,800,974
		119,558,362

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & catalog retail—0.16%
Expedia, Inc.	10,730	1,462,499
Liberty Interactive Corp., Class A*	26,199	717,067
		2,179,566
Internet software & services—0.69%
eBay, Inc.*	85,161	2,375,992
IAC/InterActiveCorp.	23,700	1,588,137
j2 Global, Inc.	69,986	5,427,414
		9,391,543
IT services—1.69%
Automatic Data Processing, Inc.	5,610	488,014
Computer Sciences Corp.[1]	61,478	4,093,820
DST Systems, Inc.	3,000	366,450
Fidelity National Information Services, Inc.	55,857	4,073,092
Leidos Holdings, Inc.	36,220	1,904,085
Paychex, Inc.[2]	22,656	1,168,597
The Western Union Co.[2]	418,700	8,059,975
Xerox Corp.	297,187	2,790,586
		22,944,619
Life sciences tools & services—0.04%
Thermo Fisher Scientific, Inc.	3,690	482,578

Machinery—2.78%
Allison Transmission Holdings, Inc.	44,700	1,282,890
Crane Co.	21,282	1,120,285
Dover Corp.[2]	94,025	6,058,031
Ingersoll-Rand PLC	54,057	3,203,418
Parker-Hannifin Corp.[2]	142,563	14,926,346
Stanley Black & Decker, Inc.	104,933	11,120,799
		37,711,769
Media—5.99%
Cinemark Holdings, Inc.	116,955	4,144,885

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Comcast Corp. Class A-Special	15,630	980,157
Comcast Corp., Class A	101,753	6,371,773
Liberty Broadband Corp., Class C*	29,730	1,598,582
Liberty Global PLC LiLAC, Class C*	9,547	369,087
Liberty Global PLC, Series C*,1	207,066	8,829,294
Liberty Media Corp., Class C*	97,929	3,833,920
News Corp., Class A	725,386	11,170,944
Omnicom Group, Inc.	248,941	18,650,660
The Interpublic Group Cos., Inc.	254,208	5,828,990
Thomson Reuters Corp.	237,886	9,758,084
Time Warner, Inc.[1]	96,103	7,240,400
Time, Inc.	55,972	1,039,960
Twenty-First Century Fox, Inc., Class A	46,124	1,415,546
		81,232,282
Metals & mining—0.86%
Barrick Gold Corp.	153,150	1,177,723
Compass Minerals International, Inc.[2]	87,398	7,100,214
Freeport-McMoRan, Inc.[2]	1,000	11,770
Nucor Corp.	80,100	3,388,230
		11,677,937
Multi-utilities—0.97%
Ameren Corp.	24,874	1,086,496
Centerpoint Energy, Inc.[2]	72,508	1,345,023
Dominion Resources, Inc.[2]	30,635	2,188,258
PG&E Corp.	13,970	745,998
Vectren Corp.[2]	170,595	7,756,955
		13,122,730
Multiline retail—2.20%
Kohl’s Corp.[2]	148,505	6,849,051
Macy’s, Inc.	68,685	3,501,561
Target Corp.[2]	252,668	19,500,916
		29,851,528
Oil, gas & consumable fuels—10.92%
Anadarko Petroleum Corp.	61,012	4,080,483
Apache Corp.[2]	21,960	1,034,975
BP PLC, ADR	342,466	12,226,036
Canadian Natural Resources Ltd.	129,130	2,998,399

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Chevron Corp.[1]	100,316	9,116,718
Cimarex Energy Co.	18,079	2,134,407
ConocoPhillips	18,328	977,799
Continental Resources, Inc.*,2	19,800	671,418
Devon Energy Corp.	24,158	1,012,945
Diamondback Energy, Inc.*,2	21,092	1,557,433
Energen Corp.	39,455	2,294,308
EOG Resources, Inc.	94,278	8,093,766
EQT Corp.	18,103	1,196,065
Exxon Mobil Corp.[1]	386,156	31,950,547
Gulfport Energy Corp.*	33,180	1,010,995
Hess Corp.[2]	9,460	531,747
Kinder Morgan, Inc.	34,170	934,550
Kosmos Energy Ltd.*,2	51,764	353,030
Marathon Petroleum Corp.	75,802	3,926,544
Martin Midstream Partners LP	75,600	2,188,620
Murphy Oil Corp.[2]	166,650	4,737,859
Occidental Petroleum Corp.	283,135	21,104,883
Parsley Energy, Inc., Class A*	52,659	933,644
PBF Energy, Inc., Class A	28,370	964,580
Phillips 66[1]	130,091	11,584,604
QEP Resources, Inc.	155,666	2,406,596
Rice Energy, Inc.*	45,748	698,114
Royal Dutch Shell PLC, ADR	268,968	14,110,061
RSP Permian, Inc.*	33,253	911,797
Tesoro Corp.	14,040	1,501,297
Valero Energy Corp.	12,480	822,682
		148,066,902
Paper & forest products—0.34%
International Paper Co.	108,188	4,618,546

Personal products—0.51%
Unilever PLC, ADR[2]	156,600	6,960,870

Pharmaceuticals—3.80%
Abbott Laboratories	159,621	7,151,021
Allergan PLC*	2,610	805,107
Johnson & Johnson[1]	181,365	18,323,306
Merck & Co., Inc.	169,139	9,245,138
Pfizer, Inc.[1]	443,397	14,995,686

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Teva Pharmaceutical Industries Ltd., ADR	18,046	1,068,143
		51,588,401
Real estate investment trusts—4.12%
American Capital Agency Corp.	40,470	721,580
American Homes 4 Rent, Class A	92,507	1,526,365
Chimera Investment Corp.	119,548	1,683,236
Communications Sales & Leasing, Inc.	92,223	1,852,760
CyrusOne, Inc.	147,900	5,217,912
Equity Commonwealth*	31,090	892,594
General Growth Properties, Inc.	24,470	708,406
Healthcare Trust of America, Inc., Class A	17,625	463,714
Hospitality Properties Trust[2]	25,870	694,351
Host Hotels & Resorts, Inc.[2]	26,831	464,981
Iron Mountain, Inc.	384,700	11,787,208
MFA Financial, Inc.	202,003	1,397,861
Plum Creek Timber Co., Inc.[2]	22,180	903,613
Post Properties, Inc.[2]	11,600	692,984
Prologis, Inc.	17,075	729,615
Regency Centers Corp.	20,910	1,421,044
Retail Properties of America, Inc., Class A	52,310	783,081
Sunstone Hotel Investors, Inc.	35,564	514,255
The Geo Group, Inc.	220,761	7,123,957
Ventas, Inc.	131,530	7,065,792
VEREIT, Inc.	22,160	183,042
Weingarten Realty Investors	34,920	1,248,739
Weyerhaeuser Co.	263,892	7,739,952
		55,817,042
Real estate management & development—0.36%
Jones Lang LaSalle, Inc.	18,527	3,088,636
Realogy Holdings Corp.*,2	26,820	1,048,662
The Howard Hughes Corp.*,2	5,760	711,821
		4,849,119
Road & rail—0.05%
Ryder System, Inc.	8,890	638,124

Semiconductors & semiconductor equipment—1.87%
Intel Corp.	695,190	23,539,133
Lam Research Corp.	23,711	1,816,026
		25,355,159

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—5.01%
Activision Blizzard, Inc.[2]	185,473	6,447,041
ANSYS, Inc.*,2	6,980	665,264
Microsoft Corp.[1]	866,158	45,594,557
Oracle Corp.	360,370	13,996,771
SS&C Technologies Holdings, Inc.	3,010	223,191
Symantec Corp.	51,936	1,069,882
		67,996,706
Specialty retail—0.76%
Dick’s Sporting Goods, Inc.[2]	6,390	284,674
Staples, Inc.	768,024	9,976,632
		10,261,306
Technology hardware, storage & peripherals—2.14%
Apple, Inc.	41,623	4,973,949
HP, Inc.	744,839	20,080,859
NetApp, Inc.[2]	10,460	355,640
Seagate Technology PLC[2]	22,118	841,811
Western Digital Corp.	41,884	2,798,689
		29,050,948
Textiles, apparel & luxury goods—0.10%
Coach, Inc.[2]	41,960	1,309,152

Tobacco—0.23%
Altria Group, Inc.	26,200	1,584,314
Philip Morris International, Inc.	17,670	1,562,028
		3,146,342
Trading companies & distributors—1.34%
Aircastle Ltd.[2]	182,300	4,130,918
Fastenal Co.[2]	237,030	9,282,095
MSC Industrial Direct Co., Inc., Class A2	75,643	4,748,111
		18,161,124

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Water utilities—0.03%
Aqua America, Inc.[2]	14,010	400,686

Wireless telecommunication services—0.37%
Rogers Communications, Inc., Class B	126,566	5,037,327
Total common stocks (cost—$1,437,956,785)		1,508,374,582

	Number of rights
Rights—0.00%[3]
Safeway Casa Ley CVR *,2,4,5	35,500	36,029
Safeway PDC LLC CVR *,2,4,5	35,500	1,732
Total rights (cost—$37,630)		37,761

Face amount ($)
Repurchase agreement—2.21%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $30,478,796 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$30,519,555); proceeds: $29,921,000 (cost—$29,921,000)	29,921,000	29,921,000

Number of shares
Investment of cash collateral from securities loaned—0.41%
Money market fund—0.41%
UBS Private Money Market Fund LLC [6] (cost—$5,608,919)	5,608,919	5,608,919

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Total investments before investments sold short (cost—$1,473,524,334)[7]—113.82%		1,543,942,262

Investments sold short—(12.95)%
Common stocks—(12.95)%
Auto components—(0.14)%
Autoliv, Inc.	(6,223)	(754,477)
Dorman Products, Inc.	(24,668)	(1,151,502)
		(1,905,979)
Automobiles—(0.06)%
Harley-Davidson, Inc.	(17,480)	(864,386)

Banks—(1.35)%
BancorpSouth, Inc.	(50,015)	(1,246,874)
Bank of Hawaii Corp.	(14,351)	(939,704)
Bank of the Ozarks, Inc.	(15,123)	(756,452)
CIT Group, Inc.	(23,680)	(1,018,240)
Comerica, Inc.	(20,860)	(905,324)
Community Bank System, Inc.	(27,879)	(1,136,348)
Cullen/Frost Bankers, Inc.	(12,794)	(875,621)
CVB Financial Corp.	(53,609)	(935,477)
First Financial Bankshares, Inc.	(38,941)	(1,295,178)
Home Bancshares, Inc.	(13,452)	(577,360)
PacWest Bancorp	(19,472)	(877,019)
Texas Capital Bancshares, Inc.	(11,434)	(631,157)
Trustmark Corp.	(24,675)	(592,940)
United Bankshares, Inc.	(42,227)	(1,670,078)
Valley National Bancorp	(111,388)	(1,169,574)
Westamerica BanCorp.	(25,873)	(1,143,845)
Zions Bancorporation	(89,720)	(2,581,244)
		(18,352,435)
Beverages—(0.22)%
Molson Coors Brewing Co., Class B	(10,870)	(957,647)
Monster Beverage Corp.	(5,023)	(684,735)
The Boston Beer Co., Inc., Class A	(6,057)	(1,330,057)
		(2,972,439)
Biotechnology—(0.06)%
Alkermes PLC	(11,020)	(792,558)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Building products—(0.05)%
USG Corp.	(31,330)	(738,448)

Capital markets—(0.17)%
Financial Engines, Inc.	(19,420)	(624,547)
Franklin Resources, Inc.	(24,220)	(987,207)
TD Ameritrade Holding Corp.	(19,063)	(657,102)
		(2,268,856)
Chemicals—(0.47)%
Air Products & Chemicals, Inc.	(7,385)	(1,026,367)
Albemarle Corp.	(9,360)	(500,947)
Axalta Coating Systems Ltd.	(52,201)	(1,442,314)
Celanese Corp., Series A	(11,480)	(815,654)
Huntsman Corp.	(31,500)	(414,855)
International Flavors & Fragrances, Inc.	(6,145)	(713,189)
Platform Specialty Products Corp.	(51,440)	(537,034)
W. R. Grace & Co.	(9,748)	(977,724)
		(6,428,084)
Commercial services & supplies—(0.14)%
Mobile Mini, Inc.	(16,485)	(564,446)
Rollins, Inc.	(48,125)	(1,290,713)
		(1,855,159)
Communications equipment—(0.27)%
Arista Networks, Inc.	(16,356)	(1,055,126)
Ciena Corp.	(22,659)	(546,988)
Lumentum Holdings, Inc.	(25,306)	(362,888)
ViaSat, Inc.	(14,258)	(940,458)
Viavi Solutions, Inc.	(126,530)	(752,853)
		(3,658,313)
Construction & engineering—(0.21)%
AECOM	(31,640)	(932,431)
Jacobs Engineering Group, Inc.	(10,584)	(424,842)
KBR, Inc.	(83,490)	(1,539,555)
		(2,896,828)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Construction materials—(0.10)%
Martin Marietta Materials, Inc.	(1,870)	(290,130)
Vulcan Materials Co.	(10,989)	(1,061,318)
		(1,351,448)
Consumer finance—(0.06)%
Santander Consumer USA Holdings, Inc.	(44,657)	(804,273)

Containers & packaging—(0.04)%
Owens-Illinois, Inc.	(23,300)	(502,115)

Distributors—(0.09)%
LKQ Corp.	(41,071)	(1,216,112)

Diversified financial services—(0.13)%
Leucadia National Corp.	(89,948)	(1,799,859)

Diversified telecommunication services—(0.04)%
Frontier Communications Corp.	(106,210)	(545,919)

Electric utilities—(0.05)%
PPL Corp.	(20,673)	(711,151)

Electrical equipment—(0.07)%
Franklin Electric Co., Inc.	(30,532)	(1,006,335)

Electronic equipment, instruments & components—(0.31)%
Cognex Corp.	(19,031)	(715,566)
Corning, Inc.	(2,722)	(50,629)
Itron, Inc.	(25,383)	(932,317)
National Instruments Corp.	(29,481)	(898,286)
Trimble Navigation Ltd.	(68,572)	(1,560,013)
		(4,156,811)
Energy equipment & services—(0.09)%
Diamond Offshore Drilling, Inc.	(30,088)	(598,149)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Energy equipment & services—(concluded)
Helmerich & Payne, Inc.	(10,062)	(566,189)
		(1,164,338)
Food & staples retailing—(0.20)%
PriceSmart, Inc.	(11,700)	(1,005,966)
Rite Aid Corp.	(100,880)	(794,934)
Walgreens Boots Alliance, Inc.	(9,520)	(806,154)
Whole Foods Market, Inc.	(5,310)	(159,088)
		(2,766,142)
Food products—(0.36)%
McCormick & Co., Inc.	(14,565)	(1,223,169)
Mead Johnson Nutrition Co.	(12,101)	(992,282)
Snyders-Lance, Inc.	(25,465)	(905,026)
The Hain Celestial Group, Inc.	(13,056)	(650,841)
TreeHouse Foods, Inc.	(13,798)	(1,181,661)
		(4,952,979)
Health care equipment & supplies—(0.44)%
Baxter International, Inc.	(33,990)	(1,270,886)
Medtronic PLC	(23,120)	(1,709,030)
The Cooper Cos., Inc.	(6,488)	(988,512)
West Pharmaceutical Services, Inc.	(32,498)	(1,950,205)
		(5,918,633)
Health care providers & services—(0.26)%
Brookdale Senior Living, Inc.	(32,820)	(686,266)
Community Health Systems, Inc.	(38,880)	(1,090,195)
Henry Schein, Inc.	(11,744)	(1,781,683)
		(3,558,144)
Health care technology—(0.11)%
athenahealth, Inc.	(4,900)	(747,005)
Veeva Systems, Inc., Class A	(27,908)	(708,026)
		(1,455,031)
Hotels, restaurants & leisure—(0.78)%
Aramark	(24,500)	(743,575)
Bob Evans Farms, Inc.	(12,995)	(562,294)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Carnival Corp.	(17,550)	(949,104)
Chipotle Mexican Grill, Inc.	(1,130)	(723,460)
MGM Resorts International	(178,400)	(4,137,096)
Texas Roadhouse, Inc.	(22,855)	(785,069)
The Cheesecake Factory, Inc.	(16,865)	(812,893)
The Wendy’s Co.	(158,338)	(1,450,376)
Wynn Resorts Ltd.	(5,090)	(356,045)
		(10,519,912)
Household durables—(0.28)%
D.R. Horton, Inc.	(63,400)	(1,866,496)
Leggett & Platt, Inc.	(15,040)	(677,251)
Lennar Corp., Class A	(26,227)	(1,313,186)
		(3,856,933)
Household products—(0.06)%
Colgate-Palmolive Co.	(12,329)	(818,029)

Independent power and renewable electricity producers—(0.08)%
NRG Energy, Inc.	(39,870)	(513,924)
Ormat Technologies, Inc.	(13,878)	(523,478)
		(1,037,402)
Insurance—(0.59)%
Aflac, Inc.	(19,740)	(1,258,425)
Axis Capital Holdings Ltd.	(16,140)	(871,560)
FNF Group	(26,660)	(940,565)
Genworth Financial, Inc., Class A	(256,038)	(1,198,258)
The Chubb Corp.	(25,160)	(3,254,446)
XL Group PLC	(11,380)	(433,350)
		(7,956,604)
IT services—(0.15)%
VeriFone Systems, Inc.	(40,348)	(1,216,089)
Wipro Ltd., ADR	(68,125)	(843,387)
		(2,059,476)
Leisure products—(0.08)%
Mattel, Inc.	(46,805)	(1,150,467)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Machinery—(0.54)%
AGCO Corp.	(14,340)	(693,912)
CNH Industrial NV	(154,243)	(1,047,310)
Deere & Co.	(13,780)	(1,074,840)
Lincoln Electric Holdings, Inc.	(8,200)	(490,442)
Oshkosh Corp.	(6,510)	(267,496)
Pentair PLC	(10,267)	(574,131)
The Timken Co.	(19,440)	(614,304)
Valmont Industries, Inc.	(12,630)	(1,369,597)
Wabtec Corp.	(13,678)	(1,133,496)
		(7,265,528)
Media—(0.34)%
Discovery Communications, Inc., Class A	(2,670)	(78,605)
Discovery Communications, Inc., Class C	(13,450)	(370,144)
Liberty Broadband Corp., Class A	(7,070)	(385,739)
Liberty Broadband Corp., Class C	(9,100)	(489,307)
Twenty-First Century Fox, Inc., Class A	(107,362)	(3,294,940)
		(4,618,735)
Metals & mining—(0.11)%
Allegheny Technologies, Inc.	(61,580)	(905,226)
Royal Gold, Inc.	(11,294)	(540,305)
		(1,445,531)
Multi-utilities—(0.07)%
WEC Energy Group, Inc.	(19,830)	(1,022,435)

Multiline retail—(0.12)%
Dollar Tree, Inc.	(17,803)	(1,165,918)
Nordstrom, Inc.	(7,089)	(462,274)
		(1,628,192)
Oil, gas & consumable fuels—(0.69)%
Cabot Oil & Gas Corp.	(35,319)	(766,775)
Chevron Corp.	(26,502)	(2,408,502)
Cobalt International Energy, Inc.	(28,010)	(214,837)
CVR Energy, Inc.	(26,664)	(1,185,481)
Golar LNG Ltd.	(16,060)	(465,901)
Matador Resources Co.	(61,805)	(1,589,007)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Newfield Exploration Co.	(13,413)	(539,068)
Oasis Petroleum, Inc.	(59,140)	(687,798)
Spectra Energy Corp.	(54,833)	(1,566,579)
		(9,423,948)
Paper & forest products—(0.04)%
Domtar Corp.	(12,090)	(498,592)

Personal products—(0.04)%
Avon Products, Inc.	(144,630)	(582,859)

Pharmaceuticals—(0.18)%
Mylan NV	(16,510)	(727,926)
Perrigo Co. PLC	(7,520)	(1,186,205)
The Medicines Co.	(16,197)	(554,585)
		(2,468,716)
Professional services—(0.15)%
Manpowergroup, Inc.	(12,520)	(1,149,086)
Nielsen Holdings PLC	(18,010)	(855,655)
		(2,004,741)
Real estate investment trusts—(0.91)%
AvalonBay Communities, Inc.	(522)	(91,261)
Corporate Office Properties Trust	(13,449)	(309,327)
Equinix, Inc.	(3,477)	(1,031,556)
HCP, Inc.	(81,655)	(3,037,566)
Iron Mountain, Inc.	(21,040)	(644,666)
Omega Healthcare Investors, Inc.	(24,540)	(847,121)
Realty Income Corp.	(55,716)	(2,755,713)
SL Green Realty Corp.	(7,784)	(923,338)
Ventas, Inc.	(10,030)	(538,812)
Welltower, Inc.	(32,400)	(2,101,788)
		(12,281,148)
Road & rail—(0.21)%
Genesee & Wyoming, Inc., Class A	(12,070)	(809,897)
Heartland Express, Inc.	(28,434)	(535,412)
J.B. Hunt Transport Services, Inc.	(9,012)	(688,247)
Old Dominion Freight Line, Inc.	(7,994)	(495,148)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Road & rail—(concluded)
Ryder System, Inc.	(4,584)	(329,040)
		(2,857,744)
Semiconductors & semiconductor equipment—(0.41)%
Analog Devices, Inc.	(8,352)	(502,122)
Cavium, Inc.	(13,685)	(970,951)
Cree, Inc.	(22,300)	(561,737)
Cypress Semiconductor Corp.	(126,360)	(1,331,834)
Marvell Technology Group Ltd.	(75,470)	(619,609)
Micron Technology, Inc.	(6,940)	(114,926)
NVIDIA Corp.	(49,300)	(1,398,641)
		(5,499,820)
Software—(0.69)%
Activision Blizzard, Inc.	(41,520)	(1,443,235)
Blackbaud, Inc.	(18,436)	(1,155,753)
Guidewire Software, Inc.	(20,929)	(1,218,696)
NetSuite, Inc.	(16,789)	(1,428,240)
Proofpoint, Inc.	(21,522)	(1,516,010)
The Ultimate Software Group, Inc.	(7,563)	(1,545,499)
Verint Systems, Inc.	(15,288)	(727,403)
Zynga, Inc., Class A	(114,500)	(271,365)
		(9,306,201)
Specialty retail—(0.24)%
CarMax, Inc.	(14,360)	(847,384)
Monro Muffler Brake, Inc.	(20,871)	(1,548,002)
Tiffany & Co.	(9,994)	(823,905)
		(3,219,291)
Technology hardware, storage & peripherals—(0.06)%
SanDisk Corp.	(5,240)	(403,480)
Western Digital Corp.	(6,780)	(453,040)
		(856,520)
Textiles, apparel & luxury goods—(0.19)%
Kate Spade & Co.	(49,343)	(886,694)
Lululemon Athletica, Inc.	(14,060)	(691,330)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Under Armour, Inc., Class A	(10,051)	(955,649)
		(2,533,673)
Thrifts & mortgage finance—(0.08)%
New York Community Bancorp, Inc.	(67,080)	(1,108,162)

Trading companies & distributors—(0.03)%
Air Lease Corp.	(10,770)	(363,057)

Transportation infrastructure—(0.11)%
Macquarie Infrastructure Corp.	(19,280)	(1,533,724)

Wireless telecommunication services—(0.23)%
Sprint Corp.	(366,324)	(1,732,713)
Telephone & Data Systems, Inc.	(39,000)	(1,116,960)
US Cellular Corp.	(7,560)	(307,994)
		(3,157,667)
Total investments sold short (proceeds—$177,965,142)		(175,717,882)
Liabilities in excess of other assets—(0.87)%		(11,735,990)
Net assets—100.00%		1,356,488,390

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$149,238,992
Gross unrealized depreciation	(78,821,064)
Net unrealized appreciation	$70,417,928

Fair valuation summary

At October 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,508,374,582	—	—	1,508,374,582
Rights	—	—	37,761	37,761
Repurchase agreement	—	29,921,000	—	29,921,000
Investment of cash collateral from securities loaned	—	5,608,919	—	5,608,919
Total	1,508,374,582	35,529,919	37,761	1,543,942,262

Liabilities
Investments sold short	(175,717,882)	—	—	(175,717,882)

The following is a rollforward of the Portfolio’s investments that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

Rights
Beginning balance	37,762
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$37,762

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015, was $0.

Issuer breakdown by country or territory of origin

Investments before investments sold short	Percentage of total investments before investments sold short (%)
United States	92.1
United Kingdom	2.9
Bermuda	1.6
Canada	1.3
Ireland	1.2
Switzerland	0.5
Puerto Rico	0.1
Curacao	0.1
Singapore	0.1
Israel	0.1
Total	100.0

Investments sold short	Percentage of total investments sold short (%)
United States	(92.9)
Ireland	(2.7)
Bermuda	(1.9)
Netherlands	(1.0)
India	(0.5)
Venezuela	(0.5)
Panama	(0.5)
Total	(100.0)

Portfolio footnotes

*                      Non-income producing security.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

1                      Security, or portion thereof, pledged as collateral for investments sold short.

2                      Security, or portion thereof, was on loan at October 31, 2015.

3                      Amount represents less than 0.005%

4                      Illiquid investment as of October 31, 2015.

5                      Security is being fair valued by a valuation committee under the direction of the board of trustees.

6                      The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	6,993,833	33,902,413	33,301,285	7,594,961	196

7                      Includes $34,480,876 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $13,925,489 and cash collateral of $21,518,399 of which $15,909,480 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—97.65%
Aerospace & defense—6.36%
Honeywell International, Inc.	441,922	45,641,704
TransDigm Group, Inc.*	192,066	42,225,710
		87,867,414

Automobiles—0.26%
Tesla Motors, Inc.*,[1]	17,470	3,615,067

Biotechnology—6.58%
Biogen, Inc.*	48,157	13,990,090
BioMarin Pharmaceutical, Inc.*	47,640	5,575,786
Celgene Corp.*	286,682	35,178,748
Gilead Sciences, Inc.	122,292	13,223,434
Incyte Corp.*,[1]	49,050	5,764,846
Regeneron Pharmaceuticals, Inc.*,[1]	22,909	12,769,248
Vertex Pharmaceuticals, Inc.*,[1]	34,799	4,340,827
		90,842,979

Capital markets—0.84%
The Charles Schwab Corp.	377,990	11,536,255

Chemicals—2.96%
Air Products & Chemicals, Inc.	62,331	8,662,762
Ecolab, Inc.[1]	267,460	32,188,811
		40,851,573

Communications equipment—1.70%
QUALCOMM, Inc.	395,494	23,500,253

Diversified financial services—0.97%
Intercontinental Exchange Group, Inc.	53,010	13,379,724

Energy equipment & services—2.73%
Schlumberger Ltd.[1]	481,941	37,668,509

Food & staples retailing—1.82%
CVS Health Corp.	69,457	6,860,963
Walgreens Boots Alliance, Inc.	215,484	18,247,185
		25,108,148
Food products—4.03%
Mondelez International, Inc., Class A	684,324	31,588,396

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Unilever N.V.[1]	536,301	24,122,819
		55,711,215
Health care equipment & supplies—0.66%
DENTSPLY International, Inc.	75,393	4,587,664
Sirona Dental Systems, Inc.*	41,273	4,504,123
		9,091,787

Hotels, restaurants & leisure—1.98%
Starbucks Corp.	437,328	27,363,613

Household durables—0.34%
Harman International Industries, Inc.[1]	43,301	4,761,378

Insurance—6.83%
Berkshire Hathaway, Inc., Class B*	375,310	51,049,666
Markel Corp.*	49,827	43,249,836
		94,299,502
Internet & catalog retail—5.32%
Amazon.com, Inc.*	48,128	30,123,315
Liberty Interactive Corp. QVC Group, Class A*	628,950	17,214,362
Netflix, Inc.*,[1]	62,200	6,741,236
priceline.com, Inc.*	6,927	10,073,520
TripAdvisor, Inc.*,[1]	110,533	9,260,455
		73,412,888
Internet software & services—10.57%
Alphabet, Inc. Class A*	42,140	31,073,615
Alphabet, Inc. Class C*	58,344	41,471,499
Baidu, Inc., ADR*	65,385	12,257,726
eBay, Inc.*	493,560	13,770,324
Equinix, Inc.	59,509	17,655,130
Facebook, Inc., Class A*	251,985	25,694,910
LinkedIn Corp., Class A*,[1]	9,338	2,249,244
Yelp, Inc.*,[1]	77,450	1,723,262
		145,895,710
IT services—5.56%
MasterCard, Inc., Class A	331,479	32,813,106
PayPal Holdings, Inc.*	414,003	14,908,248

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A1	374,879	29,083,113
		76,804,467
Life sciences tools & services—2.61%
Illumina, Inc.*	26,600	3,811,248
Mettler-Toledo International, Inc.*	103,530	32,196,795
		36,008,043
Media—0.60%
Discovery Communications, Inc., Class A*,[1]	104,183	3,067,147
Discovery Communications, Inc., Class C*,[1]	190,757	5,249,633
		8,316,780

Oil, gas & consumable fuels—0.36%
Pioneer Natural Resources Co.	36,720	5,035,781

Pharmaceuticals—6.80%
Allergan PLC*	227,513	70,180,935
Novo Nordisk A/S, ADR	235,026	12,498,683
Valeant Pharmaceuticals International, Inc.*	120,320	11,282,406
		93,962,024
Real estate investment trusts—5.43%
American Tower Corp.	562,121	57,465,630
Crown Castle International Corp.	204,575	17,482,979
		74,948,609

Road & rail—2.11%
Kansas City Southern	351,965	29,128,623

Semiconductors & semiconductor equipment—1.12%
ARM Holdings PLC, ADR	182,012	8,632,829
Avago Technologies Ltd.[1]	56,102	6,907,839
		15,540,668
Software—9.78%
Adobe Systems, Inc.*	397,595	35,250,773
Electronic Arts, Inc.*	223,547	16,111,032
Intuit, Inc.	359,301	35,006,696
Microsoft Corp.[1]	323,573	17,032,883

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	528,758	20,536,961
Salesforce.com, Inc.*	142,639	11,084,477
		135,022,822
Specialty retail—5.54%
Advance Auto Parts, Inc.	104,762	20,787,924
L Brands, Inc.	139,175	13,358,016
The Home Depot, Inc.	97,016	11,995,058
The TJX Cos., Inc.[1]	414,251	30,319,031
		76,460,029

Technology hardware, storage & peripherals—2.67%
Apple, Inc.	308,297	36,841,492

Textiles, apparel & luxury goods—1.12%
Lululemon Athletica, Inc.*,[1]	86,710	4,263,531
Nike, Inc., Class B	85,419	11,192,451
		15,455,982
Total common stocks (cost—$1,073,000,903)		1,348,431,335

Face amount($)
Repurchase agreement—1.95%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $27,431,018 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value —$27,467,702); proceeds: $26,929,000 (cost—$26,929,000)	26,929,000	26,929,000

Number of shares
Investment of cash collateral from securities loaned—2.46%
Money market fund—2.46%
UBS Private Money Market Fund LLC[2] (cost—$33,954,651)	33,954,651	33,954,651

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Total investments (cost—$1,133,884,554)[3]—102.06%	1,409,314,986
Liabilities in excess of other assets—(2.06)%	(28,492,674)
Net assets—100.00%	1,380,822,312

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$308,795,466
Gross unrealized depreciation	(33,365,034)
Net unrealized appreciation	$275,430,432

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,348,431,335	—	—	1,348,431,335
Repurchase agreement	—	26,929,000	—	26,929,000
Investment of cash collateral from securities loaned	—	33,954,651	—	33,954,651
Total	1,348,431,335	60,883,651	—	1,409,314,986

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	87.0
Ireland	5.0
Curacao	2.7
Netherlands	1.7
Denmark	0.9
Cayman Islands	0.8
Canada	0.8
United Kingdom	0.6
Singapore	0.5
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2015.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	3,716,848	66,775,136	36,537,333	33,954,651	244

3

Includes $144,729,802 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $114,498,841 and cash collateral of $33,954,651.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—95.87%
Air freight & logistics—1.01%
Expeditors International of Washington, Inc.	108,100	5,382,299

Airlines—0.26%
JetBlue Airways Corp.*,[1]	56,145	1,394,642

Auto components—0.31%
Tower International, Inc.*	59,135	1,624,438

Banks—5.50%
Bank of Hawaii Corp.[1]	81,200	5,316,976
FirstMerit Corp.	160,230	3,010,722
Hancock Holding Co.[1]	111,500	3,077,400
Huntington Bancshares, Inc.[1]	244,700	2,684,359
Umpqua Holdings Corp.[1]	145,000	2,421,500
United Community Banks, Inc.	154,940	3,123,590
Webster Financial Corp.[1]	144,750	5,370,225
Zions Bancorporation[1]	145,740	4,192,940
		29,197,712

Beverages—0.72%
Treasury Wine Estates Ltd., ADR	751,165	3,830,941

Capital markets—3.70%
Artisan Partners Asset Management, Inc., Class A1	168,850	6,458,512
E*TRADE Financial Corp.*	198,825	5,668,501
Invesco Ltd.	68,450	2,270,486
Lazard Ltd., Class A	46,855	2,170,324
Virtus Investment Partners, Inc.[1]	26,400	3,089,856
		19,657,679
Chemicals—1.59%
Albemarle Corp.	94,105	5,036,500
Celanese Corp., Series A1	48,220	3,426,031
		8,462,531
Commercial services & supplies—2.86%
Essendant, Inc.	89,998	3,111,231
KAR Auction Services, Inc.	250,210	9,608,064
Meridian Waste Solutions, Inc.*,[2]	4,355	3,266

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Tetra Tech, Inc.	91,700	2,466,730
		15,189,291
Communications equipment—1.39%
Ciena Corp.*	203,995	4,924,439
Harris Corp.	31,115	2,462,130
		7,386,569
Construction & engineering—1.30%
EMCOR Group, Inc.	40,200	1,940,856
KBR, Inc.	268,530	4,951,693
		6,892,549
Consumer finance—1.16%
Encore Capital Group, Inc.*,[1]	65,000	2,645,500
First Cash Financial Services, Inc.*,[1]	83,800	3,196,970
Santander Consumer USA Holdings, Inc.*	16,770	302,028
		6,144,498
Containers & packaging—2.36%
Berry Plastics Group, Inc.*	144,080	4,826,680
Crown Holdings, Inc.*	47,255	2,506,405
Silgan Holdings, Inc.[1]	66,400	3,377,768
WestRock Co.	34,170	1,836,979
		12,547,832

Diversified consumer services—0.92%
ServiceMaster Global Holdings, Inc.*	136,545	4,867,829

Diversified financial services—2.12%
FactSet Research Systems, Inc.[1]	15,900	2,784,408
MSCI, Inc.,	68,600	4,596,200
Voya Financial, Inc.	95,875	3,889,649
		11,270,257

Diversified telecommunication services—0.67%
Level 3 Communications, Inc.*,[1]	69,510	3,541,535

Electric utilities—0.69%
Westar Energy, Inc.[1]	92,350	3,666,295

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—1.14%
Cognex Corp.[1]	72,300	2,718,480
Jabil Circuit, Inc.	144,700	3,325,206
		6,043,686
Energy equipment & services—2.78%
Core Laboratories N.V.[1]	36,000	4,187,880
Dril-Quip, Inc.*,[1]	100,600	6,192,936
Forum Energy Technologies, Inc.*	148,000	1,961,000
Precision Drilling Corp.[1]	620,395	2,450,560
		14,792,376

Food & staples retailing—0.27%
Village Super Market, Inc., Class A	57,999	1,453,455

Food products—1.92%
Dean Foods Co.	206,030	3,731,203
J&J Snack Foods Corp.	17,800	2,185,662
Pinnacle Foods, Inc.	26,425	1,164,814
Post Holdings, Inc.*,[1]	48,746	3,132,906
		10,214,585
Gas utilities—1.08%
Atmos Energy Corp.	11,715	738,045
Questar Corp.[1]	242,500	5,007,625
		5,745,670
Health care equipment & supplies—3.55%
Anika Therapeutics, Inc.*	122,000	4,699,440
Globus Medical, Inc., Class A*,[1]	180,085	4,024,900
Haemonetics Corp.*	89,700	3,030,066
Integra LifeSciences Holdings*	47,800	2,847,446
STERIS Corp.[1]	56,600	4,242,170
		18,844,022
Health care providers & services—4.11%
AMN Healthcare Services, Inc.*	114,137	3,238,067
AmSurg Corp.*,[1]	73,512	5,152,456
Centene Corp.*	30,085	1,789,456
Kindred Healthcare, Inc.[1]	87,625	1,174,175
Laboratory Corp. of America Holdings*,[1]	7,515	922,391
Patterson Cos., Inc.[1]	107,000	5,071,800

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
VCA, Inc.*	81,870	4,484,020
		21,832,365
Hotels, restaurants & leisure—2.93%
Interval Leisure Group, Inc.	168,650	2,976,672
MGM Resorts International*	203,010	4,707,802
SeaWorld Entertainment, Inc.[1]	128,000	2,551,040
The Cheesecake Factory, Inc.	111,000	5,350,200
		15,585,714

Household products—0.59%
WD-40 Co.[1]	33,000	3,154,140

Independent power and renewable electricity producers—0.73%
Dynegy, Inc.*	144,455	2,806,761
NRG Energy, Inc.	84,640	1,091,009
		3,897,770
Insurance—2.55%
Endurance Specialty Holdings Ltd.	53,470	3,375,561
RenaissanceRe Holdings Ltd.[1]	14,285	1,566,065
RLI Corp.[1]	69,600	4,235,160
XL Group PLC	115,005	4,379,390
		13,556,176
IT services—6.46%
Amdocs Ltd.[1]	26,155	1,558,053
Broadridge Financial Solutions, Inc.	46,000	2,740,680
Cass Information Systems, Inc.	92,800	4,840,448
Computer Services, Inc.	72,400	2,802,604
CoreLogic, Inc.*	122,005	4,755,755
Endurance International Group Holdings, Inc.*,[1]	163,000	2,172,790
EVERTEC, Inc.	219,000	3,994,560
Jack Henry & Associates, Inc.[1]	90,400	6,991,536
Syntel, Inc.*	94,900	4,464,096
		34,320,522
Life sciences tools & services—1.16%
Bio-Rad Laboratories, Inc., Class A*	12,450	1,736,526
Cambrex Corp.*	22,750	1,045,817

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Charles River Laboratories International, Inc.*,[1]	17,882	1,166,622
Waters Corp.*	17,230	2,201,994
		6,150,959
Machinery—8.18%
Actuant Corp., Class A1	126,000	2,872,800
Allison Transmission Holdings, Inc.	176,175	5,056,223
Donaldson Co., Inc.[1]	96,000	2,899,200
Graco, Inc.[1]	67,600	4,961,840
IDEX Corp.[1]	32,340	2,482,418
ITT Corp.	113,635	4,497,673
RBC Bearings, Inc.*,[1]	79,500	5,437,005
Snap-on, Inc.	43,700	7,249,393
Stanley Black & Decker, Inc.	17,255	1,828,685
The Manitowoc Co., Inc.[1]	232,300	3,554,190
Trinity Industries, Inc.[1]	96,123	2,602,050
		43,441,477
Media—1.74%
Cinemark Holdings, Inc., Class A	160,000	5,670,400
Gray Television, Inc.*,[1]	94,925	1,508,358
TEGNA, Inc.[1]	76,625	2,071,940
		9,250,698

Metals & mining—0.15%
Nucor Corp.	19,205	812,372

Multi-utilities—0.35%
Ameren Corp.	42,165	1,841,767

Oil, gas & consumable fuels—5.27%
Cobalt International Energy, Inc.*,[1]	268,090	2,056,250
Diamondback Energy, Inc.*,[1]	55,300	4,083,352
Energen Corp.[1]	60,810	3,536,101
Laredo Petroleum Holdings, Inc.*,[1]	251,929	2,892,145
Newfield Exploration Co.*	108,100	4,344,539
Oasis Petroleum, Inc.*,[1]	244,100	2,838,883
PBF Energy, Inc., Class A1	64,360	2,188,240
RSP Permian, Inc.*,[1]	107,250	2,940,795
Tsakos Energy Navigation Ltd.	61,935	555,557

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
WPX Energy, Inc.*	373,610	2,562,965
		27,998,827
Professional services—2.51%
CEB, Inc.[1]	66,500	4,971,540
Korn/Ferry International	138,615	5,041,428
Resources Connection, Inc.	183,500	3,293,825
		13,306,793
Real estate investment trusts—7.48%
Alexandria Real Estate Equities, Inc.	40,865	3,667,225
Chesapeake Lodging Trust	4,997	137,617
DuPont Fabros Technology, Inc.	112,450	3,608,521
Equity Commonwealth*	89,000	2,555,190
Ladder Capital Corp. Class A	149,000	2,124,740
Liberty Property Trust	164,560	5,598,331
Mack-Cali Realty Corp.	153,790	3,346,470
New Residential Investment Corp.	233,920	2,837,450
Parkway Properties, Inc.	231,500	3,872,995
PennyMac Mortgage Investment Trust	222,090	3,246,956
Physicians Realty Trust	156,075	2,494,079
Redwood Trust, Inc.	251,430	3,338,990
Sunstone Hotel Investors, Inc.	199,632	2,886,679
		39,715,243

Real estate management & development—0.67%
CBRE Group, Inc., Class A*	95,285	3,552,225

Road & rail—1.26%
Landstar System, Inc.	106,150	6,691,696

Semiconductors & semiconductor equipment—2.90%
Cirrus Logic, Inc.*	125,680	3,874,714
Integrated Device Technology, Inc.*	106,700	2,720,850
Lam Research Corp.	11,280	863,935
Linear Technology Corp.	69,900	3,104,958
Mellanox Technologies Ltd.*	51,890	2,444,538

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Skyworks Solutions, Inc.[1]	31,175	2,407,957
		15,416,952
Software—0.96%
American Software, Inc., Class A	418,700	4,283,301
Electronic Arts, Inc.*	10,985	791,689
		5,074,990
Specialty retail—4.35%
Abercrombie & Fitch Co., Class A1	78,950	1,672,950
American Eagle Outfitters, Inc.[1]	279,570	4,271,830
Ascena Retail Group, Inc.*	221,650	2,952,378
DSW, Inc., Class A	134,200	3,346,948
Group 1 Automotive, Inc.	11,975	1,041,226
Party City Holdco, Inc.*,[1]	158,290	2,505,731
Pier 1 Imports, Inc.[1]	361,750	2,684,185
Ross Stores, Inc.	91,400	4,623,012
		23,098,260
Technology hardware, storage & peripherals—0.94%
Avid Technology, Inc.*,[1]	266,320	2,250,404
Wincor Nixdorf AG	261,000	2,740,500
		4,990,904

Textiles, apparel & luxury goods—0.50%
PVH Corp.	29,340	2,668,473

Thrifts & mortgage finance—1.69%
Essent Group Ltd.*	146,010	3,518,841
Ocwen Financial Corp.*,[1]	503,680	3,520,723
Washington Federal, Inc.	78,440	1,956,294
		8,995,858
Trading companies & distributors—1.09%
AerCap Holdings N.V.*	84,390	3,502,185

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Beacon Roofing Supply, Inc.*	65,200	2,307,428
		5,809,613
Total common stocks (cost—$486,260,875)		509,314,485

Face amount ($)
Repurchase agreement—3.98%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $21,533,079 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$ 21,561,876); proceeds: $ 21,139,000 (cost—$21,139,000)	21,139,000	21,139,000

	Number of shares
Investment of cash collateral from securities loaned—5.47%
Money market fund—5.47%
UBS Private Money Market Fund LLC[3] (cost—$29,056,772)	29,056,772	29,056,772
Total investments (cost—$536,456,647)[4]—105.32%		559,510,257
Liabilities in excess of other assets—(5.32)%		(28,276,461)
Net assets—100.00%		531,233,796

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$63,135,279
Gross unrealized depreciation	(40,081,669)
Net unrealized appreciation	$23,053,610

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	509,314,485	—	—	509,314,485
Repurchase agreement	—	21,139,000	—	21,139,000
Investment of cash collateral from securities loaned	—	29,056,772	—	29,056,772
Total	509,314,485	50,195,772	—	559,510,257

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	92.7%
Bermuda	2.4
Netherlands	1.4
Ireland	0.8
Puerto Rico	0.7
Australia	0.7
Denmark	0.5
Canada	0.4
Israel	0.4
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2015.
2	Illiquid investment as of October 31, 2015.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 7/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	30,655,405	51,830,452	53,429,085	29,056,772	196

4

Includes $134,323,406 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $107,763,877 and cash collateral of $29,056,772.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—96.74%
Aerospace & defense—2.08%
HEICO Corp.[1]	120,419	6,073,934
Hexcel Corp.	86,571	4,009,969
TransDigm Group, Inc.*	3,115	684,833
		10,768,736
Air freight & logistics—0.49%
Forward Air Corp.	53,840	2,442,182
Radiant Logistics, Inc.*	27,399	108,774
		2,550,956

Airlines—0.12%
Allegiant Travel Co.	3,102	612,490

Auto components—2.16%
Dorman Products, Inc.*,[1]	103,960	4,852,853
Gentex Corp.	342,644	5,615,935
Motorcar Parts of America, Inc.*	21,308	717,227
		11,186,015
Banks—0.20%
Bank of the Ozarks, Inc.	10,105	505,452
Home Bancshares, Inc.	5,848	250,996
Western Alliance Bancorp*	7,126	254,755
		1,011,203
Biotechnology—3.43%
Aduro Biotech, Inc.*,[1]	18,926	511,191
Anacor Pharmaceuticals, Inc.*	18,934	2,128,371
Cepheid, Inc.*,[1]	182,772	6,104,585
Dyax Corp.*	72,153	1,986,372
Eagle Pharmaceuticals, Inc.*,[1]	5,207	331,738
Intercept Pharmaceuticals, Inc.*,[1]	9,128	1,434,921
Ligand Pharmaceuticals, Inc.*,[1]	5,997	541,829
Neurocrine Biosciences, Inc.*	55,958	2,746,978
PTC Therapeutics, Inc.*,[1]	37,832	940,882
Puma Biotechnology, Inc.*	12,985	1,070,224
		17,797,091
Building products—1.60%
American Woodmark Corp.*	5,364	389,963
Apogee Enterprises, Inc.	11,619	575,489

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Builders FirstSource, Inc.*	167,870	1,984,223
PGT, Inc.*	18,286	220,529
USG Corp.*,[1]	217,698	5,131,142
		8,301,346
Capital markets—2.00%
Evercore Partners, Inc., Class A	40,023	2,161,242
Financial Engines, Inc.[1]	141,125	4,538,580
Lazard Ltd., Class A	79,279	3,672,203
		10,372,025

Chemicals—0.10%
Flotek Industries, Inc.*,[1]	28,935	523,723

Commercial services & supplies—4.15%
Healthcare Services Group, Inc.[1]	193,120	7,195,651
Innerworkings, Inc.*	218,637	1,635,405
Mobile Mini, Inc.[1]	94,935	3,250,574
Ritchie Brothers Auctioneers, Inc.[1]	226,663	5,886,438
Rollins, Inc.[1]	132,747	3,560,275
		21,528,343
Communications equipment—0.57%
Digi International, Inc.*	214,177	2,762,883
EMCORE Corp.*	25,809	176,534
		2,939,417
Construction materials—3.87%
Eagle Materials, Inc.	93,515	6,174,796
Martin Marietta Materials, Inc.	46,948	7,283,982
Summit Materials, Inc., Class A*	275,157	5,794,806
US Concrete, Inc.*	14,302	793,189
		20,046,773
Consumer finance—3.15%
Cardtronics, Inc.*	161,458	5,570,301

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
PRA Group, Inc.*,[1]	195,976	10,739,485
		16,309,786
Diversified consumer services—3.44%
Grand Canyon Education, Inc.*,[1]	199,812	8,304,187
Sotheby’s	275,306	9,539,353
		17,843,540
Diversified telecommunication services—0.53%
Cogent Communications Holdings, Inc.	76,718	2,356,777
inContact, Inc.*,[1]	42,288	376,363
		2,733,140

Electrical equipment—0.15%
Energy Focus, Inc.*,[1]	46,271	749,590

Electronic equipment, instruments & components—1.44%
CUI Global, Inc.*,[1]	16,217	101,518
Fabrinet*	15,165	328,626
National Instruments Corp.[1]	230,290	7,016,936
		7,447,080

Energy equipment & services—0.03%
Core Laboratories N.V.	1,276	148,437

Food & staples retailing—0.95%
United Natural Foods, Inc.*,[1]	97,388	4,913,225

Food products—0.15%
Calavo Growers, Inc.	2,564	131,815
TreeHouse Foods, Inc.*	7,619	652,491
		784,306
Health care equipment & supplies—4.99%
Abaxis, Inc.	58,828	2,953,754
Align Technology, Inc.*	49,005	3,207,867
Cantel Medical Corp.	11,057	655,459
Cynosure, Inc., Class A*	9,132	343,728
HeartWare International, Inc.*,[1]	25,361	1,095,342
ICU Medical, Inc.*	4,607	506,632
Inogen, Inc.*	20,067	857,664

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Insulet Corp.*	98,544	2,946,466
Neogen Corp.*,[1]	103,527	5,595,634
Novadaq Technologies, Inc.*,[1]	161,495	2,107,510
STERIS Corp.[1]	17,372	1,302,031
Vascular Solutions, Inc.*	8,586	275,782
Zeltiq Aesthetics, Inc.*	119,081	4,017,793
		25,865,662
Health care providers & services—10.83%
Addus HomeCare Corp.*	10,357	258,718
Adeptus Health, Inc., Class A*,[1]	20,313	1,318,111
AMN Healthcare Services, Inc.*	137,648	3,905,074
Amsurg Corp.*	42,089	2,950,018
BioTelemetry, Inc.*	45,094	587,124
Chemed Corp.[1]	45,735	7,193,658
Community Health Systems, Inc.*	210,382	5,899,111
Cross Country Healthcare, Inc.*	38,673	522,085
Diplomat Pharmacy, Inc.*	11,923	335,156
Envision Healthcare Holdings, Inc.*	100,551	2,835,538
ExamWorks Group, Inc.*,[1]	149,210	4,213,690
HealthSouth Corp.	79,249	2,760,243
MEDNAX, Inc.*,[1]	79,900	5,630,553
Premier, Inc., Class A*	144,989	4,902,078
Team Health Holdings, Inc.*	97,804	5,835,965
Tenet Healthcare Corp.*	222,785	6,988,765
		56,135,887
Health care technology—2.67%
athenahealth, Inc.*,[1]	60,403	9,208,437
HealthStream, Inc.*	100,441	2,391,500
Imprivata, Inc.*	14,936	161,160
Veeva Systems, Inc., Class A*,[1]	82,546	2,094,192
		13,855,289
Hotels, restaurants & leisure—2.67%
BJ’s Restaurants, Inc.*	3,696	158,669
Dunkin’ Brands Group, Inc.[1]	73,516	3,044,298
Jack in the Box, Inc.	7,145	532,517
Noodles & Co.*,[1]	145,065	2,142,610
Red Lion Hotels Corp.*	55,757	456,650
Shake Shack, Inc., Class A*,[1]	3,123	142,315

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Sonic Corp.	118,075	3,369,860
The Cheesecake Factory, Inc.	74,290	3,580,778
Zoe’s Kitchen, Inc.*,[1]	11,250	387,338
		13,815,035
Household durables—0.19%
CalAtlantic Group, Inc.*	8,021	305,520
Century Communities, Inc.*	17,305	330,180
LGI Homes, Inc.*,[1]	11,446	320,831
		956,531
Internet software & services—4.23%
Autobytel, Inc.*	31,835	592,768
ChannelAdvisor Corp.*,[1]	93,200	812,704
Cvent, Inc.*	129,965	4,108,194
GTT Communications, Inc.*	15,948	298,547
HomeAway, Inc.*	12,868	406,114
Internap Corp.*	716,009	4,840,221
j2 Global, Inc.	10,587	821,022
Q2 Holdings, Inc.*	17,515	431,745
SciQuest, Inc.*	218,275	2,588,741
SPS Commerce, Inc.*	89,921	6,458,126
Stamps.com, Inc.*	7,750	585,977
		21,944,159
IT services—6.16%
Cass Information Systems, Inc.[1]	61,923	3,229,904
Echo Global Logistics, Inc.*,[1]	120,911	2,876,473
EPAM Systems, Inc.*	8,778	678,978
Euronet Worldwide, Inc.*	13,597	1,091,023
ExlService Holdings, Inc.*	55,755	2,467,716
Heartland Payment Systems, Inc.	14,803	1,095,422
Luxoft Holding, Inc.*	6,811	453,885
MAXIMUS, Inc.	170,579	11,633,488
PFSweb, Inc.*,[1]	31,776	509,051
Vantiv, Inc., Class A*	156,997	7,873,400
		31,909,340
Leisure products—0.19%
MCBC Holdings, Inc.*	14,380	189,385

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Leisure products—(concluded)
Nautilus, Inc.*	47,134	803,163
		992,548
Life sciences tools & services—1.92%
Bio-Techne Corp.	50,820	4,482,324
INC Research Holdings, Inc., Class A*	28,446	1,186,483
PAREXEL International Corp.*	67,934	4,287,994
		9,956,801
Machinery—1.32%
Middleby Corp.*	6,115	715,088
Proto Labs, Inc.*,[1]	94,645	6,136,782
		6,851,870
Media—1.48%
Nexstar Broadcasting Group, Inc., Class A	91,777	4,885,290
Sinclair Broadcast Group, Inc., Class A1	93,506	2,806,115
		7,691,405

Multiline retail—0.07%
Burlington Stores, Inc.*	7,683	369,399

Oil, gas & consumable fuels—0.39%
Callon Petroleum Co.*	35,312	306,508
Parsley Energy, Inc., Class A*	24,223	429,474
PDC Energy, Inc.*	14,635	883,076
Scorpio Tankers, Inc.	43,740	398,909
		2,017,967
Pharmaceuticals—0.66%
Akorn, Inc.*	78,767	2,106,230
BioDelivery Sciences International, Inc.*,[1]	40,967	220,403
Dipexium Pharmaceuticals, Inc.*,[1]	18,744	221,554
Heska Corp.*	19,694	605,787
Lannett Co., Inc.*,[1]	6,061	271,351
		3,425,325
Professional services—7.13%
CEB, Inc.	36,662	2,740,851
CoStar Group, Inc.*,[1]	48,675	9,884,432

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
Kelly Services, Inc., Class A	121,922	1,926,368
Kforce, Inc.	220,629	6,201,881
Korn/Ferry International	143,866	5,232,406
The Advisory Board Co.*,[1]	250,225	10,967,362
		36,953,300

Real estate management & development—0.52%
Marcus & Millichap, Inc.*	61,990	2,700,904

Semiconductors & semiconductor equipment—2.68%
Cabot Microelectronics Corp.*	100,091	4,220,837
Canadian Solar, Inc.*,[1]	7,350	160,451
Cavium, Inc.*	6,923	491,187
CEVA, Inc.*	10,929	255,411
Cypress Semiconductor Corp.*,[1]	293,523	3,093,732
Microsemi Corp.*	46,581	1,677,382
Power Integrations, Inc.[1]	78,395	3,967,571
		13,866,571
Software—10.95%
Attunity Ltd.*	32,123	402,983
Blackbaud, Inc.	17,547	1,100,021
FireEye, Inc.*,[1]	65,002	1,699,802
FleetMatics Group PLC*,[1]	53,318	2,967,680
Globant SA*,[1]	18,018	622,882
HubSpot, Inc.*	4,863	252,292
Imperva, Inc.*	8,919	629,860
NetScout Systems, Inc.*	64,040	2,297,115
Paycom Software, Inc.*	12,083	459,275
Pegasystems, Inc.	183,614	5,120,994
Proofpoint, Inc.*,[1]	11,824	832,883
PROS Holdings, Inc.*,[1]	182,900	4,393,258
SS&C Technologies Holdings, Inc.	58,890	4,366,694
Synchronoss Technologies, Inc.*,[1]	324,686	11,422,453
The Rubicon Project, Inc.*	35,822	543,062
TubeMogul, Inc.*,[1]	34,899	417,043
Tyler Technologies, Inc.*	17,202	2,930,533
Ultimate Software Group, Inc.*,[1]	55,346	11,309,955

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Verint Systems, Inc.*	104,925	4,992,331
		56,761,116
Specialty retail—3.88%
Asbury Automotive Group, Inc.*	6,104	483,437
Five Below, Inc.*,[1]	118,135	4,056,756
Group 1 Automotive, Inc.	40,949	3,560,515
Lithia Motors, Inc., Class A	43,800	5,141,682
MarineMax, Inc.*	14,275	225,545
Monro Muffler Brake, Inc.	3,885	288,150
Party City Holdco, Inc.*,[1]	171,889	2,721,003
Tile Shop Holdings, Inc.*,[1]	251,678	3,651,848
		20,128,936
Technology hardware, storage & peripherals—1.06%
NCR Corp.*	60,217	1,601,772
Stratasys Ltd.*,[1]	152,525	3,889,388
		5,491,160
Textiles, apparel & luxury goods—0.18%
G-III Apparel Group Ltd.*	7,457	410,806
Skechers USA, Inc., Class A*	7,580	236,496
Steven Madden Ltd.*	7,553	263,222
		910,524

Thrifts & mortgage finance—0.42%
LendingTree, Inc.*	18,103	2,196,980

Trading companies & distributors—1.43%
Aceto Corp.	26,519	799,813

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Beacon Roofing Supply, Inc.*	186,260	6,591,741
		7,391,554
Wireless telecommunication services—0.11%
Boingo Wireless, Inc.*	74,928	579,193
Total common stocks (cost—$478,111,255)		501,334,678

Number of warrants
Warrants—0.00%††
Oil, gas & consumable fuels—0.00%††
Magnum Hunter Resources Corp., strike price $8.50, expires 04/15/16*,[1],[2] (cost—$0)	53,494	0

Face amount ($)
Repurchase agreement—3.17%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $16,735,274 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$16,757,654); proceeds: $16,429,000 (cost—$16,429,000)	16,429,000	16,429,000

	Number of shares
Investment of cash collateral from securities loaned—15.61%
Money market fund—15.61%
UBS Private Money Market Fund LLC[3] (cost—$80,905,265)	80,905,265	80,905,265
Total investments (cost—$575,445,520)[4]—115.52%		598,668,943
Liabilities in excess of other assets—(15.52)%		(80,414,813)
Net assets—100.00%		518,254,130

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,928,353
Gross unrealized depreciation	(39,704,930)
Net unrealized appreciation	$23,223,423

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	501,334,678	—	—	501,334,678
Warrants	—	—	0	0
Repurchase agreement	—	16,429,000	—	16,429,000
Investment of cash collateral from securities loaned	—	80,905,265	—	80,905,265
Total	501,334,678	97,334,265	0	598,668,943

At October 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2015:

Warrents
Beginning Balance	$0
Purchases	—
Issuance	—
Sales	—
Accrued discount (premium)	—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2015 was $0.

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	96.5
Canada	1.3
Israel	0.7
Bermuda	0.6
Ireland	0.5
Luxembourg	0.1
British Virgin Islands	0.1
Marshall Islands	0.1
Cayman Islands	0.1
Netherlands	0.0	†
Total	100.0

†	Amount represents less than 0.05%

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
††	Amount represents less than 0.005%.
1	Security, or portion thereof, was on loan at October 31, 2015.
2	Illiquid investment as of October 31, 2015.
3

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	93,660,105	96,899,435	109,654,275	80,905,265	2,542

4

Includes $127,719,096 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $80,905,265 and non-cash collateral of $49,904,613.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stocks
Aerospace & defense	0.13
Air freight & logistics	0.04
Airlines	0.34
Auto components	2.37
Automobiles	2.16
Banks	8.22
Beverages	1.27
Biotechnology	1.46
Building products	1.39
Capital markets	3.46
Chemicals	2.85
Commercial services & supplies	1.31
Communications equipment	0.54
Construction & engineering	0.63
Construction materials	0.41
Containers & packaging	0.10
Diversified consumer services	0.01
Diversified financial services	0.87
Diversified telecommunication services	6.41
Electric utilities	3.36
Electrical equipment	2.93
Electronic equipment, instruments & components	0.63
Energy equipment & services	2.57
Food & staples retailing	2.95
Food products	3.50
Gas utilities	1.02
Health care equipment & supplies	2.20
Health care providers & services	1.60
Hotels, restaurants & leisure	1.15
Household durables	1.18
Household products	0.54
Independent power and renewable electricity producers	0.15
Industrial conglomerates	1.38
Insurance	7.00
Internet software & services	2.79
IT services	0.96
Leisure products	0.37
Life sciences tools & services	0.14
Machinery	0.79

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stocks—(concluded)
Marine	0.28
Media	2.42
Metals & mining	1.06
Multi-utilities	2.31
Multiline retail	0.55
Oil, gas & consumable fuels	4.51
Paper & forest products	0.65
Personal products	0.52
Pharmaceuticals	10.43
Professional services	0.44
Real estate investment trusts	1.52
Real estate management & development	0.64
Road & rail	0.38
Semiconductors & semiconductor equipment	4.43
Software	1.07
Specialty retail	0.42
Technology hardware, storage & peripherals	0.15
Textiles, apparel & luxury goods	1.83
Tobacco	0.57
Trading companies & distributors	1.82
Transportation infrastructure	1.61
Wireless telecommunication services	1.23
Total common stocks	110.02
Preferred stocks
Automobiles	0.11
Chemicals	0.04
Total preferred stocks	0.15
Rights
Australia	0.00
Spain	0.01
Total rights	0.01

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Repurchase agreement	1.66
Investment of cash collateral from securities loaned	3.75
Total investments before investments sold short	115.59

Investments sold short
Common stocks
Aerospace & defense	(0.16)
Airlines	(0.23)
Auto components	(0.04)
Automobiles	(0.22)
Banks	(0.41)
Beverages	(0.01)
Building products	(0.11)
Capital markets	(0.04)
Chemicals	(0.64)
Commercial services & supplies	(0.02)
Construction & engineering	(0.09)
Construction materials	(0.06)
Consumer finance	(0.15)
Distributors	(0.16)
Diversified financial services	(0.56)
Diversified telecommunication services	(0.28)
Electric utilities	(0.36)
Electrical equipment	(0.15)
Electronic equipment, instruments & components	(0.70)
Food & staples retailing	(0.06)
Food products	(0.23)
Gas utilities	(0.07)
Health care providers & services	(0.24)
Health care technology	(0.08)
Hotels, restaurants & leisure	(0.25)
Independent power and renewable electricity producers	(0.06)
Industrial conglomerates	(0.09)
Insurance	(0.31)
Internet software & services	(0.04)
Leisure products	(0.24)
Machinery	(1.23)
Media	(0.22)
Metals & mining	(0.93)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Investments sold short—(concluded)
Multi-utilities	(0.08)
Oil, gas & consumable fuels	(0.17)
Paper & forest products	(0.36)
Personal products	(0.23)
Pharmaceuticals	(0.20)
Real estate management & development	(0.92)
Road & rail	(0.21)
Semiconductors & semiconductor equipment	(0.06)
Software	(0.20)
Specialty retail	(0.38)
Technology hardware, storage & peripherals	(0.01)
Textiles, apparel & luxury goods	(0.17)
Tobacco	(0.16)
Transportation infrastructure	(0.07)
Wireless telecommunication services	(0.27)
Preferred stock	(0.05)
Automobiles	(0.05)
Total investments sold short	(11.98)
Liabilities in excess of other assets	(3.61)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—110.02%
Australia—4.57%
Alumina Ltd.[1]	1,407,249	1,088,807
ASX Ltd.	20,486	602,165
AusNet Services	683,897	704,708
Australia & New Zealand Banking Group Ltd.	10,532	204,357
Coca-Cola Amatil Ltd.	332,737	2,161,573
Cochlear Ltd.	24,859	1,576,812
Commonwealth Bank of Australia	19,109	1,045,571
Computershare Ltd.	301,175	2,321,641
Federation Centres Ltd.*	514,419	1,067,482
GPT Group	636,470	2,164,944
Iluka Resources Ltd.[1]	267,522	1,224,743
Macquarie Group Ltd.	14,262	871,589
Medibank Pvt Ltd.	266,813	449,024
Mirvac Group	209,900	270,172
Newcrest Mining Ltd.*	205,228	1,801,545
QBE Insurance Group Ltd.[1]	473,201	4,471,075
Ramsay Health Care Ltd.	9,575	423,400
Scentre Group	1,185,587	3,500,130
Seek Ltd.[1]	170,769	1,562,378
Sonic Healthcare Ltd.	198,528	2,729,475
Stockland	1,154,097	3,333,095
Sydney Airport	629,269	2,894,319
Telstra Corp. Ltd.	350,014	1,347,813
TPG Telecom Ltd.	5,179	40,846
Transurban Group	844,409	6,286,425
Treasury Wine Estates Ltd.	7,509	37,911
Wesfarmers Ltd.	25,675	721,551
Westpac Banking Corp.	63,800	1,427,657
Woodside Petroleum Ltd.	3,513	74,177
Woolworths Ltd.[1]	31,233	536,984
Total Australia common stocks		46,942,369

Austria—0.13%
Andritz AG2	2,861	144,091
Erste Group Bank AG*	24,208	709,964
OMV AG	16,777	446,462
Total Austria common stocks		1,300,517

Belgium—0.87%
Ageas	6,049	267,302
Colruyt SA2	28,482	1,410,507

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
Delhaize Group	3,449	320,141
Groupe Bruxelles Lambert SA	10,220	830,632
KBC Groep N.V.[2]	81,465	4,962,899
Proximus SADP	5,267	182,530
Solvay SA	4,509	509,716
Telenet Group Holding N.V.*	7,463	434,298
Total Belgium common stocks		8,918,025

Bermuda—0.68%
First Pacific Co. Ltd.	568,000	389,142
Jardine Matheson Holdings Ltd.	59,500	3,248,105
Kerry Properties Ltd.[2]	209,000	620,210
Kunlun Energy Co. Ltd.	2,881,410	2,356,997
Shangri-La Asia Ltd.	398,000	365,618
Total Bermuda common stocks		6,980,072

Brazil—0.62%
BB Seguridade Participacoes SA	925,982	6,386,828

Cayman Islands—1.89%
Alibaba Group Holding Ltd., ADR*	149,620	12,542,644
Ctrip.com International Ltd., ADR*	73,644	6,846,683
Total Cayman Islands common stocks		19,389,327

China—0.94%
Sinopharm Group Co., Class H	2,340,763	9,694,539

Curacao—0.75%
Schlumberger Ltd.	98,942	7,733,307

Denmark—2.93%
Coloplast A/S, Class B	8,316	596,632
Danske Bank A/S	31,852	875,861
DSV A/S	28,532	1,156,870
ISS A/S	78,521	2,763,491
Novo Nordisk A/S, ADR	235,621	12,530,325
Novo Nordisk A/S, Class B	14,308	760,087
Novozymes A/S, B Shares	23,964	1,111,219
Pandora A/S2	45,828	5,287,313
TDC A/S	273,963	1,435,990
Tryg A/S1	16,695	300,308

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Vestas Wind Systems A/S	46,088	2,686,176
William Demant Holding A/S*	6,748	586,017
Total Denmark common stocks		30,090,289

Finland—1.01%
Neste Oyj	70,888	1,729,755
Orion Oyj, Class B	17,157	613,545
Sampo Oyj, A Shares	46,391	2,269,097
Stora Enso Oyj, R Shares	68,732	638,283
UPM-Kymmene Oyj[2]	268,885	5,041,335
Wartsila Oyj Abp	2,278	97,345
Total Finland common stocks		10,389,360

France—6.76%
AXA SA	18,417	492,636
Bureau Veritas SA	40,699	920,604
Carrefour SA	46,599	1,520,368
Casino Guichard Perrachon SA	7,370	424,185
Cie de Saint-Gobain	174,546	7,328,253
Cie Generale des Etablissements Michelin	5,522	550,148
Essilor International SA	7,618	1,001,905
Eurazeo SA	2,083	146,780
France Telecom SA2	213,809	3,770,071
Gecina SA	3,746	479,485
Groupe Eurotunnel SA	90,506	1,268,446
Iliad SA	58,617	12,334,077
L’Oreal SA	2,418	441,519
Lagardere SCA	21,926	639,181
LVMH Moet Hennessy Louis Vuitton SE	2,315	431,749
Natixis SA	392,201	2,406,564
Peugeot SA*	74,798	1,318,083
Publicis Groupe SA	13,199	857,214
Renault SA	5,440	512,845
Rexel SA	8,459	115,623
Sanofi SA2	182,849	18,468,276
Societe Generale SA	85,896	3,996,415
Sodexo	7,024	625,408
Unibail-Rodamco SE	3,558	994,180
Valeo SA	4,852	750,705
Vallourec SA1	111,640	1,239,926
Veolia Environnement SA2	181,750	4,232,066

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Wendel SA	18,148	2,178,247
Total France common stocks		69,444,959

Germany—6.81%
adidas AG	4,698	421,300
Allianz SE2	57,274	10,036,082
Axel Springer SE	2,993	168,315
Bayer AG	2,601	347,084
Continental AG2	5,494	1,321,271
Daimler AG	87,593	7,606,522
Deutsche Boerse AG	5,707	525,590
Deutsche Lufthansa AG*	77,436	1,143,598
Deutsche Telekom AG	532,323	9,954,202
Deutsche Wohnen AG	13,209	372,646
Kabel Deutschland Holding AG	12,224	1,555,926
Metro AG	53,413	1,646,360
Muenchener Rueckversicherungs-Gesellschaft AG	4,073	812,916
ProSiebenSat.1 Media SE2	98,318	5,318,198
RWE AG1	446,429	6,212,539
SAP SE	97,788	7,729,444
Siemens AG2	50,894	5,120,853
Telefonica Deutschland Holding AG1	21,484	138,347
ThyssenKrupp AG1	165,026	3,329,084
TUI AG	19,560	364,558
United Internet AG	8,875	461,180
Wirecard AG	103,898	5,370,390
Total Germany common stocks		69,956,405

Hong Kong—3.07%
AIA Group Ltd.	2,271,060	13,361,590
BOC Hong Kong Holdings Ltd.	261,000	838,503
China Mobile Ltd.	476,500	5,705,262
CLP Holdings Ltd.	328,500	2,860,908
Hang Seng Bank Ltd.[2]	309,623	5,696,622
HKT Trust/HKT Ltd.	615,000	737,149
Hong Kong & China Gas Co. Ltd.	353,120	717,120
Hysan Development Co. Ltd.	189,000	840,070
New World Development Co. Ltd.	150,620	161,491
Sino Land Co. Ltd.	228,000	353,593

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Swire Properties Ltd.	72,000	216,912
Total Hong Kong common stocks		31,489,220

Israel—0.56%
Azrieli Group	7,939	311,064
Bezeq The Israeli Telecommunication Corp. Ltd.	1,008,446	2,168,244
Delek Group Ltd.	334	80,713
Mizrahi Tefahot Bank Ltd.	89,204	1,082,211
Teva Pharmaceutical Industries Ltd., ADR	36,400	2,154,516
Total Israel common stocks		5,796,748

Italy—3.36%
Assicurazioni Generali SpA	234,812	4,451,559
Atlantia SpA	130,437	3,614,564
ENI SpA	618,155	10,101,149
EXOR SpA	47,262	2,346,521
Intesa Sanpaolo SpA	57,712	201,051
Mediobanca SpA	215,947	2,172,816
Snam SpA	913,266	4,730,127
Telecom Italia SpA*,1	1,422,003	1,984,343
Terna Rete Elettrica Nazionale SpA	969,639	4,934,669
Total Italy common stocks		34,536,799

Japan—22.59%
ABC-Mart, Inc.[1]	15,800	886,434
Aeon Co. Ltd.[1]	16,500	245,989
Air Water, Inc.	35,000	577,484
Alfresa Holdings Corp.	9,800	189,470
Astellas Pharma, Inc.	55,100	805,929
Benesse Holdings, Inc.[1]	5,600	151,057
Bridgestone Corp.[2]	76,800	2,848,735
Calbee, Inc.	21,100	771,120
Canon, Inc.[2]	535,100	16,141,245
Chubu Electric Power Co., Inc.	49,100	760,690
Citizen Holdings Co. Ltd.[1]	44,400	339,246
Dai Nippon Printing Co. Ltd.	38,000	396,155
Daito Trust Construction Co. Ltd.	7,600	827,579
Eisai Co. Ltd.	2,300	145,010
Electric Power Development Co. Ltd.	45,300	1,503,493
FamilyMart Co. Ltd.	23,800	979,257
Fuji Electric Holdings Co. Ltd.	147,000	661,482

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Fuji Heavy Industries Ltd.	21,600	846,315
Fujitsu Ltd.	91,000	433,771
Hamamatsu Photonics KK1	15,400	395,624
Hankyu Hanshin Holdings, Inc.	42,000	275,313
Hino Motors Ltd.[1]	13,700	158,038
Hirose Electric Co. Ltd.[1]	11,300	1,382,183
Hisamitsu Pharmaceutical Co., Inc.[1]	5,000	195,160
Hitachi Construction Machinery Co. Ltd.[1]	5,800	90,458
Hokuhoku Financial Group, Inc.[2]	784,000	1,754,206
Hokuriku Electric Power Co.	8,700	130,641
Honda Motor Co. Ltd.	321,000	10,757,637
Hoya Corp.	98,500	4,105,051
Idemitsu Kosan Co. Ltd.[2]	56,500	931,288
IHI Corp.[1,2]	317,000	903,688
Isuzu Motors Ltd.[2]	73,100	861,122
Japan Airlines Co. Ltd.	11,900	451,662
Japan Exchange Group, Inc.	88,200	1,435,525
JFE Holdings, Inc.[1]	16,307	258,923
JX Holdings, Inc.	277,300	1,093,849
Kajima Corp.[1]	79,000	456,311
Kamigumi Co. Ltd.	20,000	173,365
Kaneka Corp.	71,000	634,275
Kao Corp.	94,300	4,875,592
Kawasaki Heavy Industries Ltd.[1]	19,000	76,995
Keikyu Corp.[1]	146,000	1,208,701
Kintetsu Group Holdings Co. Ltd.	299,000	1,162,103
Kirin Holdings Co. Ltd.	735,800	10,494,007
Kobe Steel Ltd.[1]	1,667,000	2,127,438
Koito Manufacturing Co. Ltd.	3,200	122,649
Konami Holdings Corp.[1]	50,900	1,163,356
Kuraray Co. Ltd.	116,000	1,441,949
Kurita Water Industries Ltd.	45,400	1,032,006
Kyushu Electric Power Co., Inc.*,1	113,700	1,383,207
Lawson, Inc.[2]	13,800	1,028,110
LIXIL Group Corp.	43,300	933,316
Makita Corp.[1]	7,900	436,670
Marubeni Corp.[2]	1,058,700	6,162,517
McDonald’s Holdings Co. Japan Ltd.[1]	11,600	274,835
Medipal Holdings Corp.	73,000	1,284,926
Minebea Co. Ltd.[1]	15,000	167,316
Miraca Holdings, Inc.	23,700	1,062,542

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Mitsubishi Chemical Holdings Corp.	13,200	83,180
Mitsubishi Logistics Corp.[1]	61,000	882,622
Mitsubishi Materials Corp.[1]	128,000	449,756
Mitsubishi Motors Corp.[1]	26,900	240,756
Mitsubishi Tanabe Pharma Corp.	61,000	1,039,330
Mitsubishi UFJ Financial Group, Inc.[2]	544,900	3,570,050
Mitsui & Co. Ltd.[2]	213,200	2,721,758
Mitsui O.S.K. Lines Ltd.[1]	400,000	1,077,318
Mizuho Financial Group, Inc.	993,800	2,061,392
Nabtesco Corp.	48,400	979,471
Namco Bandai Holdings, Inc.	71,900	1,778,582
NEC Corp.	205,000	637,068
NGK Insulators Ltd.[1]	9,000	196,602
NGK Spark Plug Co. Ltd.[1]	8,600	211,739
Nippon Prologis REIT, Inc.	552	975,732
Nippon Yusen Kabushiki Kaisha	696,000	1,834,159
Nissin Foods Holdings Co. Ltd.[1]	32,600	1,515,588
Nomura Research Institute Ltd.	43,300	1,783,384
NSK Ltd.[1]	40,000	477,998
NTT DOCOMO, Inc.[1]	173,100	3,381,812
Obayashi Corp.	192,000	1,692,948
Odakyu Electric Railway Co. Ltd.	8,000	78,760
OJI Paper Corp.	185,000	964,324
Olympus Corp.[1,2]	509,763	17,341,320
Oracle Corp. Japan	3,000	137,234
Resona Holdings, Inc.	602,400	3,212,933
Rinnai Corp.	17,700	1,412,538
Sankyo Co. Ltd.	20,500	795,061
Santen Pharmaceutical Co. Ltd.	65,800	900,272
Secom Co. Ltd.	11,700	787,013
Sega Sammy Holdings, Inc.	116,500	1,234,802
Seiko Epson Corp.	19,600	301,626
Sekisui Chemical Co. Ltd.	84,000	999,619
Sekisui House Ltd.	18,700	313,733
Seven & I Holdings Co. Ltd.	46,700	2,132,789
Shimadzu Corp.	19,000	298,376
Shimizu Corp.	37,000	325,938
Shinsei Bank Ltd.[1]	433,000	915,016
Shionogi & Co. Ltd.	14,800	612,139
Showa Shell Sekiyu K.K.[1,2]	120,300	1,066,719
Sony Corp.[2]	225,300	6,497,423

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sumitomo Corp.[1,2]	610,800	6,734,643
Sumitomo Mitsui Financial Group, Inc.[2]	66,400	2,674,269
Sumitomo Mitsui Trust Holdings, Inc.[1]	385,000	1,492,206
Sumitomo Rubber Industries Ltd.	100,800	1,513,629
Suzuken Co. Ltd.	18,000	694,373
T&D Holdings, Inc.[1,2]	208,400	2,766,693
Taiheiyo Cement Corp.[1]	747,000	2,476,175
Taisei Corp.[2]	275,000	1,800,365
Takashimaya Co. Ltd.	60,000	540,482
Takeda Pharmaceutical Co. Ltd.[2]	364,500	17,912,364
Teijin Ltd.	142,000	506,008
The Bank of Yokohama Ltd.	54,000	339,788
The Chiba Bank Ltd.	108,000	794,763
The Chugoku Bank Ltd.	76,800	1,097,870
The Chugoku Electric Power Co., Inc.[1]	34,400	522,828
The Dai-ichi Life Insurance Co. Ltd.[1]	26,700	467,975
The Gunma Bank Ltd.	58,000	367,697
The Hachijuni Bank Ltd.	52,000	357,670
The Hiroshima Bank Ltd.[1]	57,000	319,790
The Kansai Electric Power Co., Inc.*	172,300	2,224,608
The Shizuoka Bank Ltd.[1]	5,000	50,634
The Yokohama Rubber Co. Ltd.[1]	63,900	1,239,132
Toho Gas Co. Ltd.[1]	93,000	573,399
Tohoku Electric Power Co., Inc.[2]	265,100	3,752,306
Tokio Marine Holdings, Inc.	217,700	8,464,808
Tokyo Electron Ltd.[1]	60,400	3,655,934
TonenGeneral Sekiyu KK	181,000	1,888,448
Toppan Printing Co. Ltd.	11,000	99,362
Toshiba Corp.*,1	229,000	651,114
TOTO Ltd.[1]	2,500	85,564
Toyo Seikan Group Holdings, Ltd.[1]	28,800	561,346
Toyo Suisan Kaisha Ltd.	38,500	1,429,353
Toyoda Gosei Co. Ltd.	40,400	936,763
Trend Micro, Inc.[1]	35,700	1,400,841
Yamaguchi Financial Group, Inc.[1]	102,000	1,263,694
Total Japan common stocks		231,968,789

Jersey—1.20%
Delphi Automotive PLC	131,131	10,908,788
Experian PLC	31,110	531,387

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Jersey—(concluded)
Shire PLC	11,458	869,935
Total Jersey common stocks		12,310,110

Luxembourg—0.01%
Millicom International Cellular SA, SDR	1,649	92,066

Netherlands—3.72%
Airbus Group SE	9,142	636,958
ASML Holding N.V.[1]	8,913	829,278
ASML Holding N.V., NY Registered Shares[1]	89,996	8,350,729
Core Laboratories N.V.[1]	112,251	13,058,159
ING Groep N.V.	72,023	1,048,214
Koninklijke Ahold N.V.	464,370	9,457,138
Koninklijke Vopak N.V.[1]	2,436	97,975
NN Group N.V.	12,214	383,728
OCI NV*	2,129	60,226
STMicroelectronics N.V.	162,602	1,125,937
Unilever N.V.[1,2]	58,686	2,653,641
Wolters Kluwer N.V.	14,370	486,622
Total Netherlands common stocks		38,188,605

New Zealand—0.26%
Auckland International Airport Ltd.	165,349	588,941
Fletcher Building Ltd.	339,630	1,715,654
Ryman Healthcare Ltd.	63,727	340,475
Total New Zealand common stocks		2,645,070

Norway—0.61%
DnB NOR ASA[2]	284,874	3,627,666
Orkla ASA	251,116	2,135,302
Yara International ASA	11,770	534,285
Total Norway common stocks		6,297,253

Portugal—0.17%
Banco Comercial Portugues SA*,1	6,002,758	345,229
EDP-Electricidade de Portugal SA	30,611	113,372
Galp Energia, SGPS SA	17,943	194,094

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Portugal—(concluded)
Jeronimo Martins, SGPS SA	78,978	1,110,354
Total Portugal common stocks		1,763,049

Singapore—2.19%
Ascendas Real Estate Investment Trust	388,000	661,946
CapitaLand Mall Trust	152,800	215,964
Hutchison Port Holdings Trust[1]	1,557,000	864,135
SembCorp Industries Ltd.[1]	1,290,900	3,298,895
Singapore Exchange Ltd.[1]	84,000	442,516
Singapore Press Holdings Ltd.[1]	624,000	1,777,257
Singapore Telecommunications Ltd.	2,457,900	6,982,969
StarHub Ltd.	377,200	969,320
United Overseas Bank Ltd.	498,932	7,240,551
Total Singapore common stocks		22,453,553

South Korea—1.52%
NAVER Corp.	29,637	15,597,737

Spain—5.33%
ACS Actividades de Contruccion y Servicios SA	65,490	2,228,538
Banco Santander SA	905,943	5,080,725
Bankinter SA	292,844	2,124,405
Distribuidora Internacional de Alimentacion SA*,1	168,514	1,072,554
Enagas SA	137,998	4,181,459
Gas Natural SDG, SA	13,784	298,756
Grifols SA, ADR	386,019	13,437,321
Iberdrola SA	1,883,690	13,457,888
Red Electrica Corp. SA2	41,906	3,695,772
Repsol SA	5,296	66,827
Telefonica SA	689,128	9,116,332
Total Spain common stocks		54,760,577

Sweden—3.13%
Electrolux AB, Series B	11,689	344,778
Husqvarna AB, B Shares	214,227	1,412,960
ICA Gruppen AB1	2,370	84,386
Nordea Bank AB	42,531	470,434
Securitas AB, B Shares	66,695	871,203
Skandinaviska Enskilda Banken AB, Class A2	189,903	1,998,265
Svenska Handelsbanken AB2	367,254	4,994,986
Swedbank AB, A Shares [2]	231,981	5,324,657

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Swedish Match AB2	52,419	1,648,610
Telefonaktiebolaget LM Ericsson, B Shares[1]	568,415	5,545,399
TeliaSonera AB	1,857,015	9,505,096
Total Sweden common stocks		32,200,774

Switzerland—11.48%
ABB Ltd.*	561,796	10,605,608
Actelion Ltd.*	3,312	460,386
Adecco SA*	16,750	1,247,205
Aryzta AG*	6,230	281,105
Cie Financiere Richemont SA	2,969	254,713
Coca-Cola HBC AG*	4,923	117,634
Credit Suisse Group AG*,2	127,222	3,176,528
EMS-Chemie Holding AG	1,545	654,138
Geberit AG2	18,190	5,875,934
Julius Baer Group Ltd.*	255,259	12,684,832
Lonza Group AG*,2	9,801	1,439,734
Nestle SA2	238,273	18,223,925
Novartis AG2	157,842	14,347,821
Roche Holding AG2	66,711	18,107,705
Schindler Holding AG	3,866	628,135
Sika AG	511	1,677,054
Sonova Holding AG	8,021	1,095,488
Swiss Life Holding AG*	1,455	347,540
Swiss Prime Site AG*	37,219	2,846,635
Swiss Re AG	10,204	948,705
Swisscom AG2	9,315	4,806,161
Syngenta AG	28,364	9,549,840
Zurich Insurance Group AG*	32,197	8,511,383
Total Switzerland common stocks		117,888,209

Taiwan—1.62%
Taiwan Semiconductor Manufacturing Co. Ltd.	845,000	3,552,991
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	597,019	13,110,537
Total Taiwan common stocks		16,663,528

United Kingdom—20.16%
3i Group PLC	95,719	739,277
Aberdeen Asset Management PLC	25,341	135,441
Admiral Group PLC[2]	86,838	2,159,313
AMEC PLC	515,485	5,650,113

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(continued)
ARM Holdings PLC	940,301	14,858,065
Ashtead Group PLC	15,334	236,389
Associated British Foods PLC	10,692	569,480
AstraZeneca PLC	24,429	1,563,067
BAE Systems PLC	29,680	201,458
Barratt Developments PLC	73,656	695,482
BG Group PLC	512,974	8,105,704
BP PLC	1,475,371	8,788,401
British American Tobacco PLC[2]	70,572	4,198,895
BT Group PLC	146,686	1,051,509
Bunzl PLC	93,238	2,672,045
Burberry Group PLC	65,614	1,343,279
Capita PLC	12,983	255,186
Centrica PLC	512,410	1,786,034
Compass Group PLC[2]	60,240	1,039,170
Croda International PLC	290,760	12,989,862
Diageo PLC	9,513	275,486
Direct Line Insurance Group PLC	267,190	1,624,533
easyJet PLC[2]	87,868	2,370,502
G4S PLC	2,282,296	8,539,123
GKN PLC	887,753	3,930,503
GlaxoSmithKline PLC[2]	724,526	15,692,849
Hammerson PLC	122,205	1,199,110
Hargreaves Lansdown PLC	627,301	13,964,155
HSBC Holdings PLC[2]	512,458	4,010,065
ICAP PLC	216,522	1,468,677
IMI PLC[2]	100,093	1,470,510
Inmarsat PLC	16,089	244,307
InterContinental Hotels Group PLC[2]	19,384	777,240
Investec PLC	40,054	334,670
Kingfisher PLC	637,368	3,469,441
Land Securities Group PLC	11,667	240,830
Legal & General Group PLC	638,218	2,573,821
Lloyds Banking Group PLC	3,892,577	4,424,385
National Grid PLC	806,513	11,498,222
Next PLC[2]	41,406	5,106,517
Pearson PLC	294,189	3,907,088
Persimmon PLC*	15,963	490,694
Prudential PLC	13,410	314,021
Reckitt Benckiser Group PLC[2]	56,287	5,504,816
RELX PLC[2]	258,184	4,624,949

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Rexam PLC	58,361	485,834
Royal Dutch Shell PLC, A Shares[3]	286,828	7,516,232
Royal Dutch Shell PLC, A Shares[4]	66,346	1,728,514
Royal Mail PLC	64,061	439,762
Segro PLC	76,711	531,923
Sky PLC[2]	303,144	5,121,899
Smith & Nephew PLC	25,107	429,625
Smiths Group PLC	25,721	381,447
Tesco PLC*	2,694,700	7,614,553
The Sage Group PLC	66,093	555,295
Unilever PLC	248,746	11,093,690
Vodafone Group PLC	758,831	2,506,325
Whitbread PLC	19,692	1,507,537
Total United Kingdom common stocks		207,007,320

United States—1.08%
Lululemon Athletica, Inc.*,1	225,237	11,074,903
Total common stocks (cost—$1,124,432,789)		1,129,960,307

Preferred stocks—0.15%
Germany—0.15%
Fuchs Petrolub SE	7,959	381,724
Porsche Automobil Holding SE	24,343	1,140,350
Total preferred stocks (cost—$2,393,703)		1,522,074

Number of rights
Rights—0.01%
Australia—0.00%
Westpac Banking Corp., expiring 11/11/15*	2,774	9,693

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of rights	Value($)
Rights—(concluded)
Spain—0.01%
Banco Santander SA, expiring 11/03/15*	905,894	49,808
Total rights (cost—$51,303)		59,501

Face amount ($)
Repurchase agreement—1.66%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $17,411,653 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$17,434,937); proceeds: $17,093,000 (cost—$17,093,000)	17,093,000	17,093,000

	Number of shares
Investment of cash collateral from securities loaned—3.75%
Money market fund—3.75%
UBS Private Money Market Fund LLC[5] (cost—$38,492,938)	38,492,938	38,492,938
Total investments before investments sold short (cost—$1,182,463,733)[6]—115.59%		1,187,127,820

Investments sold short—(11.98)%
Common stocks—(11.93)%
Australia—(0.60)%
Bendigo and Adelaide Bank Ltd.	(34,457)	(262,913)
BHP Billiton Ltd.	(32,863)	(539,465)
CIMIC Group Ltd.	(45,655)	(902,468)
Incitec Pivot Ltd.	(83,962)	(236,499)
Insurance Australia Group Ltd.	(212,655)	(850,724)
National Australia Bank Ltd.	(24,497)	(526,685)
Origin Energy Ltd.	(24,554)	(96,302)
Platinum Asset Management Ltd.	(78,891)	(416,303)
Qantas Airways Ltd.	(330,395)	(930,638)
QBE Insurance Group Ltd.	(144,138)	(1,361,899)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
South32 Ltd.	(81,836)	(85,493)
		(6,209,389)
Bermuda—(0.09)%
Cheung Kong Infrastructure Holdings Ltd.	(101,000)	(940,205)

Cayman Islands—(0.12)%
Cheung Kong Property Holdings Ltd.	(6,124)	(43,062)
CK Hutchison Holdings Ltd.	(84,624)	(1,162,808)
		(1,205,870)
Finland—(0.03)%
Metso Oyj	(11,062)	(270,900)

France—(0.49)%
Arkema SA	(3,343)	(244,867)
Electricite de France (EDF)	(103,703)	(1,931,217)
Numericable-SFR	(3,830)	(173,520)
Vivendi SA	(41,208)	(993,065)
Zodiac SA	(66,265)	(1,675,972)
		(5,018,641)
Germany—(0.48)%
E.ON SE	(12,949)	(136,655)
Fresenius Medical Care AG & Co. KGaA	(26,873)	(2,419,923)
K+S AG	(34,939)	(881,947)
Lanxess AG	(2,791)	(149,927)
Merck KGaA	(5,442)	(531,585)
RWE AG	(58,766)	(817,792)
		(4,937,829)
Hong Kong—(0.57)%
Cathay Pacific Airways Ltd.	(742,000)	(1,478,141)
Hong Kong Exchanges & Clearing Ltd.	(14,597)	(383,824)
PCCW Ltd.	(866,000)	(469,280)
Power Assets Holdings Ltd.	(66,500)	(663,662)
SJM Holdings Ltd.	(1,277,000)	(1,066,006)
The Bank of East Asia Ltd.	(302,800)	(1,134,924)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
Wheelock & Co. Ltd.	(138,000)	(645,434)
		(5,841,271)
Ireland—(0.06)%
James Hardie Industries PLC	(43,889)	(572,739)

Italy—(0.22)%
Enel Green Power SpA	(283,014)	(599,092)
Luxottica Group SpA	(24,313)	(1,704,407)
		(2,303,499)
Japan—(5.90)%
Aeon Financial Service Co. Ltd.	(59,600)	(1,503,953)
Asahi Glass Co. Ltd.	(177,000)	(1,022,367)
Asahi Group Holdings Ltd.	(3,000)	(93,155)
Brother Industries Ltd.	(4,700)	(60,683)
Daicel Corp.	(22,800)	(303,824)
Daihatsu Motor Co. Ltd.	(62,300)	(769,263)
Daikin Industries Ltd.	(2,200)	(142,935)
Dentsu, Inc.	(8,200)	(465,484)
FANUC Corp.	(27,500)	(4,912,261)
Fast Retailing Co. Ltd.	(6,400)	(2,353,791)
GungHo Online Entertainment, Inc.	(251,300)	(822,603)
Hikari Tsushin, Inc.	(1,900)	(145,645)
Hitachi Metals Ltd.	(30,400)	(347,407)
Ibiden Co. Ltd.	(60,200)	(837,123)
Inpex Corp.	(55,600)	(532,409)
Japan Airport Terminal Co. Ltd.	(13,400)	(732,908)
Japan Tobacco, Inc.	(48,300)	(1,685,517)
Kakaku.com, Inc.	(24,600)	(463,582)
Komatsu Ltd.	(51,400)	(852,762)
Kose Corp.	(9,900)	(975,479)
Kyowa Hakko Kirin Co. Ltd.	(25,000)	(414,767)
M3, Inc.	(44,000)	(859,435)
Mabuchi Motor Co. Ltd.	(31,600)	(1,581,702)
Maruichi Steel Tube Ltd.	(6,100)	(157,214)
Mazda Motor Corp	(76,600)	(1,526,350)
Mitsubishi Estate Co. Ltd.	(107,000)	(2,311,668)
Mitsubishi Gas Chemical Co., Inc.	(247,000)	(1,387,801)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(174,500)	(924,053)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Murata Manufacturing Co. Ltd.	(5,800)	(834,167)
Nexon Co. Ltd.	(47,600)	(665,856)
NIDEC Corp.	(58,400)	(4,439,407)
Nikon Corp.	(49,000)	(638,336)
Nintendo Co. Ltd.	(3,300)	(532,726)
Nippon Paint Co. Ltd.	(92,800)	(1,981,815)
Nitori Holdings Co. Ltd.	(8,400)	(660,612)
NTT DOCOMO, Inc.	(103,900)	(2,029,869)
NTT Urban Development Corp.	(72,400)	(724,180)
Ono Pharmaceutical Co. Ltd.	(1,600)	(221,165)
Oriental Land Co. Ltd.	(24,800)	(1,517,143)
Osaka Gas Co. Ltd.	(178,000)	(705,391)
Otsuka Holdings Co. Ltd.	(27,000)	(904,848)
Rohm Co. Ltd.	(11,700)	(584,661)
Shimano, Inc.	(11,500)	(1,827,878)
Shin-Etsu Chemical Co. Ltd.	(12,200)	(731,373)
Shiseido Co. Ltd.	(56,700)	(1,358,413)
SMC Corp.	(4,800)	(1,246,640)
Sompo Japan Nipponkoa Holdings, Inc.	(12,300)	(390,191)
Sumitomo Metal Mining Co. Ltd.	(138,000)	(1,727,430)
Sumitomo Realty & Development Co. Ltd.	(67,000)	(2,223,154)
Taiyo Nippon Sanso Corp.	(61,200)	(637,510)
TDK Corp.	(16,700)	(1,075,321)
Tokyu Corp.	(240,000)	(1,959,062)
Tokyu Fudosan Holdings Corp.	(168,500)	(1,193,897)
Toyota Industries Corp.	(7,200)	(382,464)
USS Co. Ltd.	(24,400)	(434,942)
Yakult Honsha Co. Ltd.	(14,100)	(752,498)
		(60,567,090)
Mauritius—(0.08)%
Golden Agri-Resources Ltd.	(2,799,400)	(779,332)

Netherlands—(0.73)%
Aegon N.V.	(43,416)	(267,548)
Altice N.V., Class A	(35,358)	(612,383)
CNH Industrial N.V.	(611,951)	(4,138,532)
Delta Lloyd N.V.	(40,695)	(321,307)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Netherlands—(concluded)
Koninklijke KPN N.V.	(599,149)	(2,200,574)
		(7,540,344)
New Zealand—(0.02)%
Spark New Zealand Ltd.	(82,667)	(188,086)

Norway—(0.09)%
Norsk Hydro ASA	(92,696)	(332,306)
Statoil ASA	(37,559)	(602,058)
		(934,364)
Singapore—(0.44)%
CapitaLand Ltd.	(221,100)	(489,264)
City Developments Ltd.	(79,700)	(451,722)
ComfortDelGro Corp. Ltd.	(87,600)	(190,095)
Jardine Cycle & Carriage Ltd.	(69,600)	(1,620,638)
Keppel Corp. Ltd.	(183,000)	(924,863)
United Overseas Bank Ltd.	(39,400)	(571,777)
UOL Group Ltd.	(49,500)	(231,794)
		(4,480,153)
Spain—(0.20)%
Banco Popular Espanol SA	(446,693)	(1,702,520)
Industria de Diseno Textil SA	(9,499)	(356,247)
		(2,058,767)
Sweden—(0.83)%
Boliden AB	(14,756)	(282,562)
Industrivarden AB, C Shares	(90,134)	(1,640,517)
Investment AB Kinnevik, B Shares	(4,062)	(129,797)
Investor AB, B Shares	(26,683)	(991,296)
Lundin Petroleum AB	(30,212)	(436,725)
Sandvik AB	(53,543)	(500,739)
SKF AB, B Shares	(6,486)	(114,179)
Svenska Cellulosa AB SCA, Class B	(126,910)	(3,743,329)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Tele2 AB, B Shares	(71,204)	(712,577)
		(8,551,721)
Switzerland—(0.06)%
Sulzer AG	(6,143)	(620,856)

United Kingdom—(0.92)%
Aggreko PLC	(13,588)	(191,772)
Anglo American PLC	(236,161)	(1,989,983)
Fresnillo PLC	(113,339)	(1,275,480)
J Sainsbury PLC	(137,805)	(565,940)
London Stock Exchange Group PLC	(43,432)	(1,703,998)
Rio Tinto PLC	(76,746)	(2,790,379)
Tate & Lyle PLC	(95,624)	(880,798)
Tullow Oil PLC	(23,832)	(74,544)
		(9,472,894)
Total common stocks (proceeds—$125,695,586)		(122,493,950)

Preferred stock—(0.05)%
Germany—(0.05)%
Volkswagen AG	(4,463)	(536,416)
		(536,416)
Total investments sold short (proceeds—$126,173,230)		(123,030,366)
Liabilities in excess of other assets—(3.61)%		(37,119,418)
Net assets—100.00%		1,026,978,036

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$91,485,791
Gross unrealized depreciation	(86,821,704)
Net unrealized appreciation	$4,664,087

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,129,960,307	—	—	1,129,960,307
Preferred stocks	1,522,074	—	—	1,522,074
Rights	59,501	—	—	59,501
Repurchase agreement	—	17,093,000	—	17,093,000
Investment of cash collateral from securities loaned	—	38,492,938	—	38,492,938
Total	1,131,541,882	55,585,938	—	1,187,127,820

Liabilities
Investments sold short	(123,030,366)	—	—	(123,030,366)

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at October 31, 2015.

2                      Security, or portion thereof, pledged as collateral for investments sold short.

3                      Security is traded on the London Exchange.

4                      Security is traded on the Amsterdam Exchange.

5                      The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	29,746,054	108,210,139	99,463,255	38,492,938	1,124

6                      Includes $68,404,503 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $3,319,529 and cash collateral of $67,673,283 of which $29,180,345 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders July 31, 2015

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stocks
Aerospace & defense	0.33
Airlines	0.95
Auto components	0.96
Automobiles	2.43
Banks	11.96
Beverages	2.44
Capital markets	0.41
Chemicals	1.68
Construction & engineering	1.15
Construction materials	0.26
Consumer finance	0.57
Diversified financial services	1.70
Diversified telecommunication services	1.47
Electric utilities	1.82
Electrical equipment	0.37
Electronic equipment, instruments & components	2.84
Food & staples retailing	2.23
Food products	4.31
Gas utilities	0.73
Health care equipment & supplies	0.45
Health care providers & services	1.52
Hotels, restaurants & leisure	1.65
Household durables	0.69
Household products	1.09
Independent power and renewable electricity producers	0.94
Industrial conglomerates	2.25
Insurance	4.02
Internet software & services	3.62
IT services	2.82
Machinery	0.46
Media	0.87
Metals & mining	0.86
Multi-utilities	0.50
Multiline retail	1.00
Oil, gas & consumable fuels	4.47
Paper & forest products	0.80
Personal products	0.89
Pharmaceuticals	1.16
Real estate investment trusts	1.30

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stock—(concluded)
Real estate management & development	1.84%
Semiconductors & semiconductor equipment	8.87
Specialty retail	1.14
Technology hardware, storage & peripherals	1.71
Textiles, apparel & luxury goods	1.01
Thrifts & mortgage finance	1.13
Tobacco	0.46
Trading companies & distributors	0.53
Transportation infrastructure	3.12
Wireless telecommunication services	5.16
Total common stocks	94.94
Preferred stocks
Automobiles	0.20
Banks	0.82
Chemicals	0.30
Metals & mining	0.26
Paper & forest products	0.37
Total preferred stocks	1.95
Warrants	0.00
Investment company	1.60
Repurchase agreement	1.68
Investment of cash collateral from securities loaned	6.54
Total investments	106.71
Liabilities in excess of other assets	(6.71)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—94.94%
Bermuda—1.23%
China Gas Holdings Ltd.	656,000	1,046,133
Credicorp Ltd.	25,294	2,862,775
Huabao International Holdings Ltd.	2,727,000	1,143,492
Total Bermuda common stocks		5,052,400

Brazil—5.51%
AMBEV SA	321,900	1,593,411
AMBEV SA, ADR	625,180	3,044,627
Banco do Brasil SA	190,200	787,619
BB Seguridade Participacoes SA	325,700	2,246,469
BRF SA	81,700	1,273,203
CETIP SA - Mercados Organizados	59,700	527,873
Cielo SA	148,320	1,407,993
Companhia de Concessoes Rodoviarias (CCR)	561,800	1,765,572
CPFL Energia SA	180,608	725,420
EcoRodovias Infraestrutura e Logistica SA	184,200	284,189
Embraer SA	185,200	1,358,068
Fibria Celulose SA	110,300	1,505,540
JBS SA	771,500	2,850,702
Lojas Renner SA	257,295	1,234,253
Transmissora Alianca de Energia Eletrica SA	137,400	708,991
Ultrapar Participacoes SA	37,100	644,540
Vale SA, ADR[1]	46,200	201,432
Weg SA	114,160	426,263
Total Brazil common stocks		22,586,165

British Virgin Islands—0.30%
Mail.ru Group Ltd., GDR*	63,852	1,245,114

Cayman Islands—7.99%
Alibaba Group Holding Ltd., ADR*	32,338	2,710,895
Baidu, Inc., ADR*	9,250	1,734,097
Belle International Holdings Ltd.	1,973,976	1,920,339
China Mengniu Dairy Co. Ltd.	271,000	526,573
ENN Energy Holdings Ltd.	170,000	979,343
Evergrande Real Estate Group Ltd.[1]	2,434,000	1,871,680
Geely Automobile Holdings Ltd.	3,590,000	1,931,502
Golden Eagle Retail Group Ltd.[1]	997,000	1,282,493
Hengan International Group Co. Ltd.	234,000	2,534,552
Mindray Medical International Ltd., ADR	76,900	1,844,062
NetEase, Inc., ADR	8,574	1,239,200

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Sands China Ltd.	419,200	1,522,525
Shenzhou International Group Holdings Ltd.	232,000	1,144,944
Sino Biopharmaceutical Ltd.	924,000	1,155,209
Tencent Holdings Ltd.	418,400	7,913,896
Want Want China Holdings Ltd.[1]	1,562,000	1,301,902
WH Group Ltd.*,2	361,500	200,092
Zhen Ding Technology Holding Ltd.	318,000	909,033
Total Cayman Islands common stocks		32,722,337

Chile—0.86%
Banco Santander Chile, ADR	73,077	1,387,732
Cia Cervecerias Unidas SA	88,435	1,058,036
Enersis SA, ADR	81,200	1,075,900
Total Chile common stocks		3,521,668

China—7.67%
Air China Ltd., Class H	2,638,000	2,549,302
Bank of Communications Co. Ltd., Class H	2,396,000	1,774,448
China Bluechemical Ltd., Class H	2,272,000	680,082
China CITIC Bank, Class H*	2,812,000	1,824,937
China Construction Bank Corp., Class H	2,865,000	2,081,123
China Railway Group Ltd., Class H	1,851,000	1,762,493
Chongqing Rural Commercial Bank, Class H1	2,338,000	1,475,088
CRRC Corp. Ltd., Series H*,1	1,127,666	1,444,756
Great Wall Motor Co. Ltd., Class H1	1,663,500	2,034,679
Industrial & Commercial Bank of China Ltd., Class H	6,378,000	4,073,375
Jiangsu Expressway Co. Ltd., Class H	1,764,000	2,394,302
People’s Insurance Co. Group of China Ltd/The	2,162,000	1,160,416
PICC Property & Casualty Co. Ltd., Class H	642,000	1,466,132
Ping An Insurance (Group) Co. of China Ltd., Class H	619,500	3,488,914
Shanghai Pharmaceuticals Holding Co. Ltd.	474,700	1,099,994
Sinopharm Group Co., Class H	187,600	776,967
Zhejiang Expressway Co. Ltd., Class H	1,084,000	1,339,860
Total China common stocks		31,426,868

Colombia—0.09%
Bancolombia SA, ADR[1]	10,800	373,896

Czech Republic—0.33%
CEZ A.S.	43,794	876,182

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Czech Republic—(concluded)
Komercni Banka A.S.	2,229	461,332
Total Czech Republic common stocks		1,337,514

Egypt—0.24%
Commercial International Bank Egypt SAE, GDR	168,570	986,134

Hong Kong—4.35%
Beijing Enterprises Holdings Ltd.	266,000	1,686,824
China Mobile Ltd.	543,500	6,507,470
China Overseas Land & Investment Ltd.	832,000	2,705,133
China Resources Power Holdings Co. Ltd.	1,692,000	3,846,546
China Taiping Insurance Holdings Co. Ltd.*	362,800	1,146,827
CITIC Ltd.	1,029,000	1,925,077
Total Hong Kong common stocks		17,817,877

India—10.21%
Adani Ports & Special Economic Zone Ltd.	103,763	470,423
Asian Paints Ltd.	81,593	1,037,191
Axis Bank Ltd.	420,926	3,062,334
Bajaj Auto Ltd.	73,717	2,877,214
Bharti Infratel Ltd.	264,534	1,574,573
Cairn India Ltd.	664,763	1,560,558
Dr Reddy’s Laboratories Ltd., ADR[1]	18,383	1,191,035
HCL Technologies Ltd.	31,889	425,398
HDFC Bank Ltd.	106,784	1,796,919
Hindustan Petroleum Corp. Ltd.	196,622	2,312,253
Hindustan Unilever Ltd.	40,315	493,966
Housing Development Finance Corp.	236,188	4,542,855
ICICI Bank Ltd., ADR	218,724	1,885,401
Indiabulls Housing Finance Ltd.	8,880	97,918
Infosys Ltd.	205,380	3,568,731
Infosys Ltd., ADR[1]	243,745	4,426,409
Larsen & Toubro Ltd.	94,087	2,031,268
Lupin Ltd.	38,482	1,135,998
Maruti Suzuki India Ltd.	16,287	1,108,897
Reliance Industries Ltd., GDR[2]	70,889	2,034,514
Rural Electrification Corp. Ltd.	121,712	464,907
Tata Motors Ltd.*	339,981	2,002,842

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Wipro Ltd., ADR[1]	140,718	1,742,089
Total India common stocks		41,843,693

Indonesia—1.95%
PT Bank Mandiri (Persero) Tbk	2,408,700	1,531,010
PT Bank Rakyat Indonesia (Persero) Tbk	6,328,000	4,865,914
PT Kalbe Farma Tbk	6,022,500	629,200
PT Perusahaan Gas Negara	4,424,700	969,797
Total Indonesia common stocks		7,995,921

Kazakhstan—0.11%
KazMunaiGas Exploration Production, GDR[3]	28,996	202,972
KazMunaiGas Exploration Production, GDR[4]	34,093	238,651
Total Kazakhstan common stocks		441,623

Malaysia—2.58%
AMMB Holdings Berhad	1,142,900	1,271,663
Genting Malaysia Berhad	1,291,900	1,293,103
IHH Healthcare Berhad	1,199,500	1,761,835
Malayan Banking Berhad	963,281	1,852,119
Public Bank Berhad	303,100	1,275,616
Telekom Malaysia Berhad	380,038	589,165
Tenaga Nasional Berhad	855,800	2,521,980
Total Malaysia common stocks		10,565,481

Mexico—6.26%
America Movil SA de C.V., Series L1	3,585,668	3,191,062
Arca Continental SAB de C.V.	363,120	2,319,485
Compartamos SAB de C.V.[1]	1,278,998	2,349,272
Fibra Uno Administracion SA de C.V.	1,437,800	3,152,788
Fomento Economico Mexicano SAB de C.V., ADR	11,295	1,119,221
Gruma SAB de C.V., Series B	111,644	1,713,409
Grupo Aeroportuario del Pacifico SA de C.V., ADR	10,100	919,807
Grupo Aeroportuario del Pacifico SAB de C.V.	285,947	2,579,059
Grupo Financiero Inbursa SAB de C.V., Class O1	396,600	794,746
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR[1]	162,800	1,489,620
Kimberly-Clark de Mexico SA de C.V., Series A	460,300	1,101,579

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Wal-Mart de Mexico SAB de CV1	1,855,403	4,914,328
Total Mexico common stocks		25,644,376

Philippines—0.82%
Philippine Long Distance Telephone Co., ADR	46,550	2,207,401
SM Prime Holdings, Inc.	1,063,000	490,406
Universal Robina Corp.	158,720	680,035
Total Philippines common stocks		3,377,842

Poland—0.61%
Polski Koncern Naftowy Orlen SA	82,215	1,335,447
Powszechny Zaklad Ubezpieczen SA	11,809	1,148,248
		2,483,695
Qatar—0.83%
Qatar Electricity & Water Co.	35,004	2,044,324
Qatar National Bank	27,452	1,376,276
Total Qatar common stocks		3,420,600

Romania—0.14%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	77,461	577,084

Russia—1.96%
Gazprom PAO, ADR[1,3]	600,847	2,511,540
Gazprom PAO, ADR[4]	201,263	847,317
Lukoil PJSC, ADR[3]	27,722	1,004,923
Lukoil PJSC, ADR[4]	5,378	195,221
Magnit PJSC, GDR	26,603	1,210,969
MMC Norilsk Nickel PJSC, ADR	49,766	739,025
Tatneft PAO, ADR	49,250	1,524,288
Total Russia common stocks		8,033,283

South Africa—6.80%
Aspen Pharmacare Holdings Ltd.*	29,354	659,261
Barloworld Ltd.	169,137	955,498
Discovery Ltd.	174,703	1,868,346
FirstRand Ltd.	347,095	1,273,860
Growthpoint Properties Ltd.	593,295	1,087,643
Liberty Holdings Ltd.	119,704	1,172,388
MTN Group Ltd.	124,756	1,422,538

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Naspers Ltd., N Shares	24,444	3,580,316
Netcare Ltd.	668,887	1,904,822
Redefine Properties Ltd.	1,297,055	1,083,457
Sanlam Ltd.	186,753	843,418
Sappi Ltd.*	444,695	1,756,094
Steinhoff International Holdings Ltd.[1]	307,840	1,884,322
The Bidvest Group Ltd.	108,302	2,770,352
The Foschini Group Ltd.	98,871	1,010,000
Truworths International Ltd.[1]	257,623	1,745,224
Vodacom Group Ltd.	116,307	1,258,879
Woolworths Holdings Ltd.	212,175	1,571,803
Total South Africa common stocks		27,848,221

South Korea—13.64%
Amorepacific Corp.	3,296	1,091,391
CJ CheilJedang Corp.	4,573	1,403,930
Coway Co. Ltd.	12,597	941,419
Daesang Corp.	32,112	875,999
Dongbu Insurance Co. Ltd.	32,133	1,927,895
E-Mart Inc.	7,388	1,377,089
Hana Financial Group, Inc.	51,670	1,259,968
Hyosung Corp.	16,146	1,657,017
Hyundai Development Co-Engineering & Construction	22,274	899,713
Hyundai Mobis	16,360	3,444,059
Industrial Bank of Korea	139,507	1,713,169
Kangwon Land, Inc.	49,378	1,832,103
KB Financial Group, Inc.	45,408	1,439,848
Korea Electric Power Corp. (KEPCO)	33,924	1,529,489
KT&G Corp.	18,924	1,892,317
LG Display Co. Ltd.	61,600	1,167,107
LG Household & Health Care Ltd.	3,465	2,878,255
LG International Corp.	39,819	1,220,713
Lotte Chemical Corp.	6,036	1,273,328
Nexen Tire Corp.	42,221	488,853
Samsung Electro-Mechanics Co. Ltd.	30,035	1,717,716
Samsung Electronics Co. Ltd.	12,897	15,520,972
Samsung Securities Co. Ltd.	27,580	1,168,470
SK Energy Co. Ltd.*	13,811	1,435,554
SK Hynix, Inc.	131,649	3,545,129

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
SK Telecom Co. Ltd.	10,430	2,204,842
Total South Korea common stocks		55,906,345

Taiwan—12.34%
Advanced Semiconductor Engineering, Inc.	1,281,000	1,491,577
Asustek Computer, Inc.	196,000	1,756,927
Catcher Technology Co. Ltd.	223,000	2,198,161
Cheng Uei Precision Industry Co. Ltd.	624,000	914,948
Chinatrust Financial Holding Co. Ltd.	1,613,050	886,933
Chunghwa Telecom Co. Ltd.	483,000	1,483,361
Compal Electronics, Inc.	1,643,000	1,027,397
Delta Electronics, Inc.	278,000	1,421,535
Eclat Textile Co. Ltd.	124,000	1,829,624
FLEXium Interconnect, Inc.	277,866	780,611
Fubon Financial Holding Co. Ltd.	2,444,000	3,967,496
Highwealth Construction Corp.	661,000	977,344
HON Hai Precision Industry Co. Ltd.	1,325,688	3,536,420
King Yuan Electronics Co. Ltd.*	1,598,000	1,023,870
Largan Precision Co. Ltd.	15,000	1,171,315
MediaTek, Inc.	267,000	2,093,166
Mega Financial Holding Co. Ltd.	2,157,000	1,574,719
Novatek Microelectronics Corp.	358,000	1,224,082
Pegatron Corp.	391,000	961,135
POU Chen Corp.	822,000	1,164,754
Quanta Computer, Inc.	633,000	1,082,185
Taiwan Mobile Co. Ltd.	884,000	2,791,135
Taiwan Semiconductor Manufacturing Co. Ltd.	1,884,156	7,922,353
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,256	3,541,182
Teco Electric and Machinery Co. Ltd.	1,733,000	1,516,078
Uni-President Enterprises Corp.	1,306,986	2,214,309
Total Taiwan common stocks		50,552,617

Thailand—2.21%
Siam Cement PCL/The	83,300	1,058,596
Airports of Thailand PCL[1]	188,700	1,581,011
Bangkok Dusit Medical Services PCL	1,310,700	700,170
CP ALL PCL	794,900	1,117,453
Jasmine International PCL, NVDR	7,227,600	1,148,125
Kasikornbank Public Co. Ltd.	130,100	630,976
PTT Global Chemical PCL, NVDR	687,200	1,077,146
PTT Public Co. Ltd.	81,600	630,913

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thailand—(concluded)
Thai Union Group PCL	2,250,900	1,120,150
Total Thailand common stocks		9,064,540

Turkey—3.17%
BIM Birlesik Magazalar A.S.	25,265	513,897
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	1,094,771	1,554,625
Koc Holding A.S.	628,259	2,844,556
Koza Altin Isletmeleri AS	179,308	1,008,661
TAV Havalimanlari Holding A.S.	87,818	689,796
Tupras-Turkiye Petrol Rafinerileri A.S.*	48,059	1,269,309
Turk Hava Yollari Anonim Ortakligi (THY)*	456,772	1,348,977
Turk Telekomunikasyon A.S.	1,289,507	2,782,122
Turkiye Vakiflar Bankasi T.A.O., Class D	672,627	959,775
Total Turkey common stocks		12,971,718

United Arab Emirates—1.17%
DP World Ltd.	38,193	771,881
Emaar Malls Group PJSC*	676,325	576,340
Emaar Properties PJSC	523,050	918,506
First Gulf Bank PJSC	746,133	2,508,778
Total United Arab Emirates common stocks		4,775,505

United Kingdom—1.06%
SABMiller PLC	13,717	841,496
Unilever PLC	78,900	3,518,819
Total United Kingdom common stocks		4,360,315

United States—0.51%
Yum! Brands, Inc.	29,775	2,111,345
Total common stocks (cost—$424,782,983)		389,044,177

Preferred stocks—1.95%
Brazil—1.75%
Banco Bradesco SA	264,140	1,438,317
Braskem SA	221,500	1,250,929
Itau Unibanco Holding SA	279,830	1,920,654
Suzano Papel e Celulose SA	350,200	1,502,848

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Vale SA, ADR[1]	296,600	1,067,760
Total Brazil preferred stocks		7,180,508

South Korea—0.20%
Hyundai Motor Co.	8,280	827,964
Total preferred stocks (cost—$14,730,450)		8,008,472

Number of warrants
Warrants—0.00%‡
Thailand—0.00%‡
Jasmine International PCL, strike price $4.30, expires 07/05/20* (cost—$0)	1	0

Number of shares
Investment company—1.60%
iShares MSCI Emerging Markets Index Fund[1] (cost—$7,414,020)	188,247	6,564,173

Face amount ($)
Repurchase agreement—1.68%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $7,003,166 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$7,012,531); proceeds: $6,875,000 (cost—$6,875,000)	6,875,000	6,875,000

Number of shares
Investment of cash collateral from securities loaned—6.54%
Money market fund—6.54%
UBS Private Money Market Fund LLC[5] (cost—$26,798,721)	26,798,721	26,798,721

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

Total investments (cost—$480,601,174)[6]—106.71%	437,290,543
Liabilities in excess of other assets—(6.71)%	(27,510,616)
Net assets—100.00%	409,779,927

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$20,356,436
Gross unrealized depreciation	(63,667,067)
Net unrealized depreciation	$(43,310,631)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments	Other significant observable inputs	Unobservable inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Assets
Common stocks	384,437,546	4,606,631	—	389,044,177
Preferred stocks	8,008,472	—	—	8,008,472
Warrants	—	—	—	—
Investment company	6,564,173	—	—	6,564,173
Repurchase agreement	—	6,875,000	—	6,875,000
Investment of cash collateral from securities loaned	—	26,798,721	—	26,798,721
Total	399,010,191	38,280,352	—	437,290,543

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

‡                      Amount represents less than 0.005%

1                      Security, or portion thereof, was on loan at October 31, 2015.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.55% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                           Security is traded on the over-the-counter (“OTC”) market.

4                      Security is traded on the Turquoise Exchange.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2015 (unaudited)

5                      The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 7/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	24,172,620	46,732,414	44,106,313	26,798,721	799

6                      Includes $29,904,458 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,273,674 and cash collateral of $26,798,721.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stocks
Apartments	7.79%
Diversified	17.94
Diversified operations	2.09
Health care	6.11
Hotels	2.03
Hotels & motels	2.84
Mortgage	1.13
Office property	15.78
Real estate management/service	10.29
Real estate operations/development	12.18
Regional malls	10.68
Shopping centers	4.52
Warehouse/industrial	5.88
Total common stocks	99.26
Repurchase agreement	0.07
Investment of cash collateral from securities loaned	1.70
Total investments	101.03
Liabilities in excess of other assets	(1.03)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—99.26%
Australia—8.92%
Dexus Property Group	954,896	5,270,447
Scentre Group	1,671,155	4,933,640
Westfield Corp.	410,900	3,003,381
Total Australia common stocks		13,207,468

Austria—2.13%
CA Immobilien Anlagen AG*	160,800	3,153,652

Bermuda—3.44%
Hongkong Land Holdings Ltd.	678,200	5,093,282

Cayman Islands—0.90%
Cheung Kong Property Holdings Ltd.	189,000	1,328,994

France—5.70%
Gecina SA	29,335	3,754,859
Unibail Rodamco*	16,752	4,680,863
Total France common stocks		8,435,722

Germany—6.83%
Alstria Office REIT-AG*,1	348,892	4,870,554
Vonovia SE	157,248	5,246,326
Total Germany common stocks		10,116,880

Hong Kong—3.75%
Hang Lung Properties Ltd.	393,800	966,387
Swire Properties Ltd.	499,400	1,504,527
Wharf (Holdings) Ltd.	515,900	3,085,176
Total Hong Kong common stocks		5,556,090

Japan—5.98%
GLP J-REIT	739	737,346
Mitsubishi Estate Co. Ltd.	221,089	4,776,490
Mitsui Fudosan Co. Ltd.	53,400	1,464,772
Nippon Building Fund, Inc.	392	1,867,904
Total Japan common stocks		8,846,512

Jersey—1.39%
Atrium European Real Estate Ltd.*	497,555	2,062,705

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—0.79%
Precinct Properties New Zealand Ltd.	1,421,057	1,173,967

Singapore—1.06%
Global Logistic Properties Ltd.[1]	976,700	1,561,716

United Kingdom—3.99%
Hammerson PLC	445,585	4,372,205
Hansteen Holdings PLC[1]	801,200	1,532,795
Total United Kingdom common stocks		5,905,000

United States—54.38%
AvalonBay Communities, Inc.	19,900	3,479,117
Brandywine Realty Trust	201,800	2,724,300
Brixmor Property Group, Inc.[1]	94,100	2,410,842
Camden Property Trust	33,500	2,471,965
Care Capital Properties, Inc.	42,375	1,396,256
CBL & Associates Properties, Inc.	202,888	2,958,107
Corporate Office Properties Trust	117,200	2,695,600
Douglas Emmett, Inc.	58,400	1,784,120
Equity Residential	39,300	3,038,676
HCP, Inc.	98,400	3,660,480
Hersha Hospitality Trust[1]	60,900	1,462,209
Highwoods Properties, Inc.[1]	63,800	2,772,110
Host Hotels & Resorts, Inc.[1]	242,183	4,197,031
Hudson Pacific Properties, Inc.	75,000	2,142,750
Mid-America Apartment Communities, Inc.	29,800	2,538,662
NorthStar Realty Finance Corp.	139,700	1,677,797
Outfront Media, Inc.	172,673	4,076,810
ProLogis, Inc.[1]	150,661	6,437,745
Simon Property Group, Inc.	63,802	12,853,551
SL Green Realty Corp.[1]	38,000	4,507,560
Sunstone Hotel Investors, Inc.	107,000	1,547,220
Ventas, Inc.	74,300	3,991,396
Vornado Realty Trust	43,791	4,403,185

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
WP GLIMCHER, Inc.	110,220	1,280,756
Total United States common stocks		80,508,245
Total common stocks (cost—$146,375,018)		146,950,233

Face amount ($)
Repurchase agreement—0.07%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $104,920 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$105,060); proceeds: $103,000 (cost—$103,000)	103,000	103,000

	Number of shares
Investment of cash collateral from securities loaned—1.70%
Money market fund—1.70%
UBS Private Money Market Fund LLC[2] (cost—$2,514,005)	2,514,005	2,514,005
Total investments (cost—$148,992,023)[3]—101.03%		149,567,238
Liabilities in excess of other assets—(1.03)%		(1,523,397)
Net assets—100.00%		148,043,841

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,759,432
Gross unrealized depreciation	(7,184,217)
Net unrealized appreciation	$575,215

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2015 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	146,950,233	—	—	146,950,233
Repurchase agreement	—	103,000	—	103,000
Investment of cash collateral from securities loaned	—	2,514,005	—	2,514,005
Total	146,950,233	2,617,005	—	149,567,238

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at October 31, 2015.

2                 The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2015. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the three months ended 10/31/15($)	Sales during the three months ended 10/31/15($)	Value at 10/31/15($)	Net income earned from affiliate for the three months ended 10/31/15($)
UBS Private Money Market Fund LLC	1,874,653	3,436,721	2,797,369	2,514,005	54

3                 Includes $20,610,942 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $18,757,557 and cash collateral of $2,514,005.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Common stocks
Aerospace & defense	0.87%
Air freight & logistics	0.71
Airlines	0.92
Auto components	0.57
Banks	2.79
Beverages	0.75
Biotechnology	0.94
Building products	0.38
Capital markets	0.57
Chemicals	0.51
Commercial services & supplies	0.10
Communications equipment	0.68
Construction & engineering	0.04
Construction materials	0.28
Consumer finance	0.15
Containers & packaging	0.14
Diversified financial services	2.05
Diversified telecommunication services	0.69
Electric utilities	0.41
Electrical equipment	0.18
Electronic equipment, instruments & components	0.30
Energy equipment & services	0.15
Food & staples retailing	0.63
Food products	0.75
Health care equipment & supplies	0.37
Health care providers & services	1.47
Hotels, restaurants & leisure	1.26
Household durables	0.99
Industrial conglomerates	0.17
Insurance	0.93
Internet & catalog retail	0.40
Internet software & services	0.69
IT services	0.87
Life sciences tools & services	0.12
Machinery	0.13
Marine	0.02
Media	1.60
Metals & mining	0.17
Multi-utilities	0.09
Multiline retail	0.69
Oil, gas & consumable fuels	1.14
Personal products	0.14
Pharmaceuticals	0.86
Professional services	0.31
Real estate investment trusts	0.96
Real estate management & development	0.80
Road & rail	0.44
Semiconductors & semiconductor equipment	0.78
Software	1.49
Specialty retail	1.60
Technology hardware, storage & peripherals	1.60
Textiles, apparel & luxury goods	0.38
Thrifts & mortgage finance	0.01
Transportation infrastructure	0.15
Wireless telecommunication services	0.62
Total common stocks	36.81

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Investment companies	7.59%
Warrants	0.08
Corporate notes
Agriculture	0.06
Apparel	0.01
Auto manufacturers	0.20
Banking-non-US	0.07
Banks	0.54
Biotechnology	0.02
Chemicals	0.03
Commercial services	0.15
Diversified financial services	0.09
Electric	0.11
Electric utilities	0.07
Engineering & construction	0.09
Entertainment	0.01
Finance-captive automotive	0.01
Financial services	0.05
Food	0.06
Forest Products, Paper	0.02
Gas	0.03
Healthcare-services	0.01
Holding companies-divers	0.07
Insurance	0.18
International government obligations	0.01
Machinery-diversified	0.01
Media	0.04
Mining	0.04
Oil & gas	0.05
Pharmaceuticals	0.03
Pipelines	0.01
Real estate	0.09
REITS	0.04
Retail	0.02
Savings & loans	0.06
Sovereign	0.02
Telecommunications	0.18
Transportation	0.01
Total corporate notes	2.49

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2015

Non-US government obligations	2.27%
Time deposits	21.41
Short-term US government obligations	21.69
Repurchase agreement	5.15
Options purchased
Put options & swaptions purchased	0.38
Total options purchased	0.38
Investments sold short
Common stocks
Aerospace & defense	(0.17)
Air freight & logistics	(0.03)
Automobiles	(0.18)
Biotechnology	(0.46)
Communications equipment	(0.07)
Consumer finance	(0.04)
Diversified consumer services	(0.01)
Diversified telecommunication services	(0.06)
Electric utilities	(0.08)
Electrical equipment	(0.12)
Energy equipment & services	(0.35)
Food & staples retailing	(0.05)
Food products	(0.09)
Hotels, restaurants & leisure	(0.18)
Internet software & services	(0.15)
Machinery	(0.09)
Metals & mining	(0.36)
Oil, gas & consumable fuels	(1.54)
Pharmaceuticals	(0.13)
Real estate investment trusts	(0.39)
Road & rail	(0.13)
Semiconductors & semiconductor equipment	(0.07)
Software	(0.03)
Investment companies	(1.78)
Total investments sold short	(6.56)
Other assets in excess of liabilities	8.69
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—36.81%
Australia—0.19%
Flight Centre Travel Group Ltd.	2,979	80,618
Harvey Norman Holdings Ltd.	60,961	173,016
TABCORP Holdings Ltd.	371,890	1,251,719
Total Australia common stocks		1,505,353

Bermuda—0.28%
First Pacific Co. Ltd.	104,000	71,251
Kerry Properties Ltd.	168,500	500,026
Lazard Ltd., Class A	22,911	1,061,237
Marvell Technology Group Ltd.	50,208	412,208
NWS Holdings Ltd.	94,000	141,899
Total Bermuda common stocks		2,186,621

Canada—0.98%
Africa Oil Corp.*	59,271	73,954
Alimentation Couche Tard, Inc., Class B	41,121	1,768,933
BlackBerry Ltd.*	31,100	226,662
Canadian Pacific Railway Ltd.	1,500	210,787
Constellation Software, Inc.	3,500	1,512,313
Dollarama, Inc.	2,600	175,633
Element Financial Corp.*	61,799	799,190
Empire Co. Ltd.	17,900	374,947
H&R Real Estate Investment Trust	71,300	1,143,984
RioCan Real Estate Investment Trust	24,000	468,033
Rogers Communications, Inc., Class B	2,600	103,455
TransCanada Corp.	17,000	572,040
Veresen, Inc.	35,700	310,696
Total Canada common stocks		7,740,627

Cayman Islands—0.37%
China Metal Recycling Holdings Ltd.*,1,2	352,200	0
JD.com, Inc., ADR*	26,300	726,406
Sands China Ltd.	179,600	652,303
Vipshop Holdings Ltd., ADR*	74,000	1,518,480
Total Cayman Islands common stocks		2,897,189

Denmark—0.20%
Danske Bank A/S	57,275	1,574,939

Finland—0.16%
Nokia Oyj	165,500	1,232,087

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—0.55%
JCDecaux SA	63,713	2,595,798
Korian SA	20,806	787,163
Orpea	11,896	954,945
Total France common stocks		4,337,906

Germany—0.31%
Deutsche Telekom AG	100,086	1,871,563
GEA Group AG	14,609	585,803
Total Germany common stocks		2,457,366

Hong Kong—0.79%
CLP Holdings Ltd.	224,000	1,950,817
Hang Lung Properties Ltd.	93,000	228,222
Hang Seng Bank Ltd.	26,900	494,922
Link REIT	332,000	1,989,704
MTR Corp. Ltd.	48,000	217,996
New World Development Co. Ltd.	693,000	743,017
PCCW Ltd.	320,000	173,406
Swire Pacific Ltd., Class A	29,000	336,748
Wheelock & Co. Ltd.	25,000	116,927
Total Hong Kong common stocks		6,251,759

Ireland—0.89%
Allegion PLC	15,692	1,022,647
Allergan PLC*	9,085	2,802,450
Glanbia PLC	46,798	907,780
Ryanair Holdings PLC, ADR	11,895	930,070
Seagate Technology PLC[3]	34,713	1,321,177
Total Ireland common stocks		6,984,124

Israel—0.04%
Radware Ltd.*	19,545	291,416

Italy—0.53%
Intesa Sanpaolo SpA	856,981	2,817,725
Mediobanca SpA	133,190	1,340,131
Total Italy common stocks		4,157,856

Japan—2.79%
Alps Electric Co. Ltd.	14,900	467,979
Brother Industries Ltd.	11,700	151,062

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Central Japan Railway Co.	2,600	478,329
Hitachi High-Technologies Corp.	12,700	344,680
Hokuhoku Financial Group, Inc.	104,000	232,701
Japan Airport Terminal Co. Ltd.	21,500	1,175,934
Konica Minolta Holdings, Inc.	19,800	205,269
Kose Corp.	11,600	1,142,985
Kumagai Gumi Co. Ltd.	109,000	328,798
Mitsubishi UFJ Financial Group, Inc.	157,200	1,029,935
Mitsui Fudosan Co. Ltd.	48,000	1,316,649
MS&AD Insurance Group Holdings, Inc.	2,100	62,511
Murata Manufacturing Co. Ltd.	9,200	1,323,162
Nippon Express Co. Ltd.	212,000	1,101,550
NOK Corp.	49,300	1,173,362
NTT DOCOMO, Inc.	44,000	859,617
Oracle Corp. Japan	20,200	924,041
Resorttrust, Inc.	39,200	1,013,541
Sekisui Chemical Co. Ltd.	184,300	2,193,211
Seven & I Holdings Co. Ltd.	22,000	1,004,740
Sompo Japan Nipponkoa Holdings, Inc.	51,100	1,621,039
Sysmex Corp.	3,600	207,939
Taiheiyo Cement Corp.	223,000	739,206
TonenGeneral Sekiyu KK	251,000	2,618,787
Yamaguchi Financial Group, Inc.	18,000	223,005
Total Japan common stocks		21,940,032

Jersey—0.08%
Glencore PLC*	367,738	637,768

Netherlands—0.55%
Airbus Group SE	14,046	978,639
LyondellBasell Industries N.V., Class A	10,858	1,008,817
Mobileye N.V.*	10,300	468,856
NN Group N.V.	59,221	1,860,546
Total Netherlands common stocks		4,316,858

New Zealand—0.05%
Contact Energy Ltd.	67,870	238,523

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Spark New Zealand Ltd.	74,042	168,462
Total New Zealand common stocks		406,985

Panama—0.24%
Carnival Corp.[3]	35,622	1,926,438

Papua New Guinea—0.08%
Oil Search Ltd.	108,647	608,188

Portugal—0.15%
Galp Energia, SGPS SA	108,413	1,172,732

Singapore—0.43%
Avago Technologies Ltd.	14,722	1,812,720
CapitaLand Commercial Trust	251,100	252,731
StarHub Ltd.	404,200	1,038,704
Yangzijiang Shipbuilding Holdings Ltd.	333,100	297,219
Total Singapore common stocks		3,401,374

Spain—0.19%
Cellnex Telecom SAU*	38,498	668,036
International Consolidated Airlines Group SA*	95,895	859,425
Total Spain common stocks		1,527,461

Sweden—0.27%
Industrivarden AB, C Shares	48,177	876,863
Investor AB, B Shares	8,776	326,036
Lundin Petroleum AB*	29,035	419,711
Tele2 AB, B Shares	48,818	488,548
Total Sweden common stocks		2,111,158

Switzerland—0.52%
ACE Ltd.	823	93,443
Garmin Ltd.	2,190	77,679
Kuehne & Nagel International AG	1,411	195,709
Roche Holding AG	6,428	1,744,785
Sunrise Communications Group AG*	17,853	975,327

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Zurich Insurance Group AG*	3,686	974,406
Total Switzerland common stocks		4,061,349

United Kingdom—1.30%
ARM Holdings PLC	94,592	1,494,685
Babcock International Group PLC	52,100	774,259
Barclays PLC	453,778	1,622,942
Bellway PLC	20,660	826,811
BT Group PLC	220,262	1,578,934
DS Smith PLC	110,562	659,612
Meggitt PLC	12,902	70,330
OM Asset Management PLC	23,522	357,064
Persimmon PLC*	53,452	1,643,087
Taylor Wimpey PLC	59,476	181,543
The Sage Group PLC	119,731	1,005,946
Total United Kingdom common stocks		10,215,213

United States—24.87%
3M Co.	7,677	1,206,901
Activision Blizzard, Inc.	22,455	780,536
Acuity Brands, Inc.	6,520	1,425,272
Advance Auto Parts, Inc.	5,869	1,164,586
Aetna, Inc.	876	100,547
Alliance Data Systems Corp.*	3,364	1,000,151
Alphabet, Inc., Class A*,3	3,539	2,609,623
Alphabet, Inc., Class C*	1,166	828,804
American Tower Corp.	17,014	1,739,341
AmerisourceBergen Corp.[3]	5,911	570,471
Amgen, Inc.[3]	9,792	1,548,899
Analog Devices, Inc.	15,406	926,209
Anthem, Inc.	661	91,978
Apple, Inc.[3]	31,329	3,743,816
Bank of America Corp.[3]	352,761	5,919,330
Bank of the Ozarks, Inc.[3]	35,198	1,760,604
BB&T Corp.	13,688	508,509
Best Buy Co., Inc.[3]	46,900	1,642,907
Blackhawk Network Holdings, Inc.*	18,676	795,224
Blue Buffalo Pet Products, Inc.*	19,545	350,637
Boston Scientific Corp.*	51,347	938,623
CA, Inc.	3,934	109,011
Cardinal Health, Inc.[3]	39,898	3,279,616

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
CBRE Group, Inc., Class A*	27,166	1,012,749
Celgene Corp.*	17,037	2,090,610
Cincinnati Financial Corp.[3]	36,404	2,192,613
Cisco Systems, Inc.[3]	97,670	2,817,780
Citigroup, Inc.	68,112	3,621,515
Citizens Financial Group, Inc.[3]	67,616	1,643,069
Citrix Systems, Inc.*,3	13,453	1,104,491
CME Group, Inc.[3]	7,581	716,177
CMS Energy Corp.	19,267	694,961
Comerica, Inc.	5,274	228,892
CommVault Systems, Inc.*	12,099	490,251
Computer Sciences Corp.[3]	20,307	1,352,243
Constellation Brands, Inc., Class A	33,591	4,528,067
Corning, Inc.	12,412	230,863
CVS Health Corp.	18,048	1,782,781
Darden Restaurants, Inc.[3]	31,359	1,940,809
Delta Air Lines, Inc.	21,203	1,077,961
Dick’s Sporting Goods, Inc.[3]	39,831	1,774,471
DISH Network Corp., Class A*	62,782	3,953,383
Dollar Tree, Inc.*,3	34,352	2,249,713
Edwards Lifesciences Corp.*,3	11,099	1,744,208
Electronic Arts, Inc.*,3	41,405	2,984,058
EMC Corp.[3]	116,341	3,050,461
Entergy Corp.[3]	15,028	1,024,309
Evercore Partners, Inc., Class A	8,620	465,480
Expeditors International of Washington, Inc.[3]	45,391	2,260,018
F5 Networks, Inc.*	847	93,339
Facebook, Inc., Class A*	15,966	1,628,053
FedEx Corp.[3]	21,238	3,314,190
Fifth Third Bancorp	17,308	329,717
First Republic Bank	31,502	2,057,396
FleetCor Technologies, Inc.*	6,012	870,898
Fortune Brands Home & Security, Inc.	37,539	1,964,416
General Dynamics Corp.	3,150	468,027
Gilead Sciences, Inc.[3]	14,215	1,537,068
Halliburton Co.	29,832	1,144,952
Hanesbrands, Inc.	46,896	1,497,858
HCA Holdings, Inc.*,3	13,707	942,905
HP, Inc.[3]	43,229	1,165,454
Hudson City Bancorp, Inc.	5,628	56,955
Huntington Bancshares, Inc.	15,351	168,400

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Illumina, Inc.*	6,813	976,167
Intercontinental Exchange, Inc.[3]	4,315	1,089,106
Intuit, Inc.	6,007	585,262
JPMorgan Chase & Co.[3]	42,985	2,761,786
KeyCorp	25,250	313,605
Kohl’s Corp.[3]	13,689	631,337
L Brands, Inc.[3]	27,432	2,632,923
Lamar Advertising Co., Class A3	9,267	522,937
Lear Corp.[3]	14,401	1,800,989
Leggett & Platt, Inc.[3]	44,367	1,997,846
Liberty Interactive Corp. QVC Group, Class A*	32,035	876,798
Lockheed Martin Corp.	2,724	598,817
Lowe’s Cos., Inc.	7,605	561,477
Lululemon Athletica, Inc.*,3	30,113	1,480,656
M&T Bank Corp.	1,876	224,839
Marriott International, Inc., Class A3	28,495	2,187,846
Martin Marietta Materials, Inc.	9,385	1,456,083
McDonald’s Corp.	7,869	883,295
McKesson Corp.[3]	17,108	3,058,910
Medivation, Inc.*	18,036	758,594
Merck & Co., Inc.[3]	40,455	2,211,270
Mohawk Industries, Inc.*	4,400	860,200
Monsanto Co.	4,738	441,676
Monster Beverage Corp.*,3	10,026	1,366,744
Navient Corp.[3]	90,875	1,198,641
Northrop Grumman Corp.[3]	6,951	1,305,050
NorthStar Realty Finance Corp.	118,033	1,417,576
Old Dominion Freight Line, Inc.*,3	19,715	1,221,147
PACCAR, Inc.[3]	1,974	103,931
Packaging Corp. of America	6,874	470,525
Paychex, Inc.[3]	54,355	2,803,631
People’s United Financial, Inc.	10,455	166,757
Precision Castparts Corp.[3]	4,061	937,319
PTC, Inc.*	24,876	881,605
QUALCOMM, Inc.	3,975	236,195
Raytheon Co.[3]	21,033	2,469,274
Realogy Holdings Corp.*,3	53,305	2,084,226
Regions Financial Corp.	36,576	341,986
Robert Half International, Inc.[3]	45,835	2,413,671
Ross Stores, Inc.[3]	10,744	543,432
Ruckus Wireless, Inc.*	41,798	471,481

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Saia, Inc.*	11,169	263,700
Signature Bank*,3	11,846	1,764,106
Skyworks Solutions, Inc.[3]	19,812	1,530,279
Southwest Airlines Co.[3]	49,045	2,270,293
Staples, Inc.	36,764	477,564
Stillwater Mining Co.*	79,472	742,269
SunTrust Banks, Inc.	9,930	412,294
Symantec Corp.	41,798	861,039
T-Mobile US, Inc.*,3	62,867	2,382,031
Target Corp.[3]	28,881	2,229,036
Tesoro Corp.[3]	14,668	1,568,449
The Charles Schwab Corp.	40,629	1,239,997
The Gap, Inc.	23,633	643,290
The Hartford Financial Services Group, Inc.	10,986	508,212
The J.M. Smucker Co.[3]	26,653	3,128,796
The Kraft Heinz Co.	19,167	1,494,451
The PNC Financial Services Group, Inc.	7,976	719,914
The Sherwin-Williams Co.[3]	9,509	2,537,286
Time Warner, Inc.[3]	80,332	6,052,213
TJX Cos., Inc.	14,314	1,047,642
Ulta Salon, Cosmetics & Fragrance, Inc.*,3	12,237	2,128,749
United Continental Holdings, Inc.*,3	34,427	2,076,292
United Technologies Corp.	619	60,916
United Therapeutics Corp.*,3	9,807	1,438,000
Universal Health Services, Inc., Class B3	14,384	1,756,143
US Bancorp	18,661	787,121
Valero Energy Corp.[3]	24,899	1,641,342
Visa, Inc., Class A Shares	338	26,222
Visteon Corp.*	14,005	1,527,525
Wells Fargo & Co.	31,645	1,713,260
Western Alliance Bancorp*	16,330	583,798
Western Digital Corp.[3]	44,827	2,995,340
Yahoo!, Inc.*	9,257	329,734
Zions Bancorp.	7,935	228,290
Total United States common stocks		195,824,359
Total common stocks (cost—$276,340,794)		289,767,158

Investment companies—7.59%
Legg Mason BW Absolute Return Opportunities Fund	2,464,929	29,036,862

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares		Value ($)
Investment companies—(concluded)
Scout Unconstrained Bond Fund	2,695,085		30,750,922
Total investment companies (cost—$62,450,000)			59,787,784

	Number of warrants
Warrants—0.08%
United States—0.08%
JPMorgan Chase & Co., expiring 10/28/18* (cost—$679,184)	28,430		635,695

	Face amount
Corporate notes—2.49%
Australia—0.07%
APT Pipelines Ltd.
2.000%, due 03/22/27[4]	EUR	100,000	99,812
National Australia Bank Ltd.
2.000%, due 11/12/24[4,5]	EUR	100,000	107,906
Santos Finance Ltd.
8.250%, due 09/22/70[5]	EUR	100,000	113,132
Scentre Group Trust 1
1.500%, due 07/16/20[4]	EUR	100,000	111,749
Scentre Group Trust 2
3.250%, due 09/11/23[4]	EUR	100,000	122,659
Total Australia corporate notes			555,258

Austria—0.01%
UniCredit Bank Austria AG
2.625%, due 01/30/18[4]	EUR	100,000	113,675

Canada—0.04%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[4]	EUR	250,000	290,363

Cayman Islands—0.06%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[4]	EUR	100,000	114,975
Hutchison Whampoa Finance 14 Ltd.
1.375%, due 10/31/21[4]	EUR	200,000	218,578

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Cayman Islands—(concluded)
IPIC GMTN Ltd.
5.875%, due 03/14/21[4]	EUR	100,000	134,707
Total Cayman Islands corporate notes			468,260

Curacao—0.02%
Teva Pharmaceutical Finance IV BV
2.875%, due 04/15/19[4]	EUR	100,000	116,638

Denmark—0.01%
DONG Energy A/S
6.250%, due 06/26/30 VRD[4,5]	EUR	78,000	93,492

Finland—0.02%
Fortum OYJ
6.000%, due 03/20/19[4]	EUR	100,000	128,803

France—0.40%
Aeroports de Paris
1.500%, due 07/24/23[4]	EUR	100,000	112,491
1.500%, due 04/07/25[4]	EUR	100,000	110,510
Alstom SA
4.500%, due 03/18/20	EUR	50,000	62,476
ASF
7.375%, due 03/20/19[4]	EUR	150,000	201,786
BNP Paribas SA
2.250%, due 01/13/21[4]	EUR	100,000	116,895
2.875%, due 09/26/23	EUR	60,000	73,241
Carrefour SA
1.250%, due 06/03/25[4]	EUR	100,000	106,983
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[4]	EUR	200,000	233,367
Christian Dior SE
4.000%, due 05/12/16	EUR	100,000	112,001
Credit Agricole SA
2.625%, due 03/17/27[4]	EUR	100,000	104,996
Credit Logement SA
1.112%, due 12/16/15[4,5,6]	EUR	100,000	90,369
Electricite de France
4.625%, due 04/26/30	EUR	50,000	70,471
Electricite de France SA
4.125%, due 01/22/22[4,5,6]	EUR	100,000	111,098
5.625%, due 02/21/33	EUR	60,000	93,470
Engie
3.875%, due 06/02/24[4,5,6]	EUR	100,000	110,671

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
Holding d’Infrastructures de Transport SAS
2.250%, due 03/24/25[4]	EUR	100,000	109,937
Infra Foch SAS
1.250%, due 10/16/20[4]	EUR	100,000	110,466
Lagardere SCA
4.125%, due 10/31/17[4]	EUR	100,000	115,482
Orange SA
5.250%, due 02/07/24[4,5,6]	EUR	100,000	117,553
8.125%, due 01/28/33	EUR	70,000	129,916
RCI Banque SA
0.625%, due 03/04/20[4]	EUR	100,000	107,010
4.000%, due 03/16/16[4]	EUR	100,000	111,403
4.250%, due 04/27/17[4]	EUR	30,000	34,747
Societe Des Autoroutes Paris-Rhin-Rhone
1.125%, due 01/15/21[4]	EUR	200,000	220,623
Societe Fonciere Lyonnaise SA
1.875%, due 11/26/21[4]	EUR	100,000	110,280
Societe Generale SA
2.500%, due 09/16/26[4,5]	EUR	100,000	108,412
9.375%, due 09/04/19[4,5,6]	EUR	50,000	67,246
Vinci SA
6.250%, due 11/13/15[5,6]	EUR	50,000	55,059
Total France corporate notes			3,108,959

Germany—0.06%
Aareal Bank AG
4.250%, due 03/18/26[5]	EUR	50,000	57,705
Allianz SE
3.375%, due 09/18/24[4,5,6]	EUR	200,000	218,163
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	133,069
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[4,5,6]	EUR	50,000	58,419
Total Germany corporate notes			467,356

Guernsey—0.01%
Credit Suisse Group Guernsey I Ltd.
7.875%, due 02/24/41[4,5]	USD	100,000	103,693

Iceland—0.01%
Arion Banki HF
3.125%, due 03/12/18[4]	EUR	100,000	111,118

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Ireland—0.14%
Bank of Ireland
1.250%, due 04/09/20[4]	EUR	100,000	110,698
2.000%, due 05/08/17[4]	EUR	200,000	224,427
ESB Finance Ltd.
3.494%, due 01/12/24[4]	EUR	100,000	126,645
4.375%, due 11/21/19[4]	EUR	100,000	126,162
FGA Capital Ireland PLC
4.000%, due 10/17/18[4]	EUR	100,000	118,227
GE Capital European Funding
2.625%, due 03/15/23[4]	EUR	200,000	241,288
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[4]	EUR	100,000	123,497
Total Ireland corporate notes			1,070,944

Italy—0.17%
2i Rete Gas SpA
1.125%, due 01/02/20[4]	EUR	100,000	110,323
Assicurazioni Generali SpA
7.750%, due 12/12/42[4,5]	EUR	100,000	133,438
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[4]	EUR	75,000	104,836
Enel SpA
5.000%, due 01/15/75[4,5]	EUR	100,000	115,485
Intesa Sanpaolo SpA
1.125%, due 03/04/22[4]	EUR	130,000	139,330
3.000%, due 01/28/19[4]	EUR	100,000	117,490
3.928%, due 09/15/26[4]	EUR	100,000	113,995
4.125%, due 01/14/16[4]	EUR	100,000	110,793
4.375%, due 10/15/19[4]	EUR	100,000	124,340
5.000%, due 02/28/17[4]	EUR	100,000	116,616
UniCredit Banca SpA
5.650%, due 08/24/18	EUR	100,000	123,205
Total Italy corporate notes			1,309,851

Japan—0.02%
Sumitomo Mitsui Banking Corp.
1.000%, due 01/19/22[4]	EUR	150,000	161,738

Jersey—0.06%
AA Bond Co. Ltd.
4.720%, due 07/31/18[4]	GBP	100,000	161,466
Heathrow Funding Ltd.
1.875%, due 05/23/22[4]	EUR	200,000	229,672

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Jersey—(concluded)
Prosecure Funding
4.668%, due 06/30/16	EUR	100,000	111,527
Total Jersey corporate notes			502,665

Luxembourg—0.11%
CNH Industrial Finance Europe SA
2.750%, due 03/18/19[4]	EUR	100,000	108,261
Dufry Finance SCA
4.500%, due 07/15/22[4]	EUR	100,000	116,008
Fiat Chrysler Finance Europe
7.000%, due 03/23/17[4]	EUR	100,000	117,036
FMC Finance VIII SA
6.500%, due 09/15/18[4]	EUR	44,000	55,494
Glencore Finance Europe SA
4.625%, due 04/03/18[4,7]	EUR	200,000	206,734
Prologis International Funding II SA
2.875%, due 04/04/22[4]	EUR	125,000	145,381
Talanx Finanz Luxembourg SA
8.367%, due 06/15/42[4,5]	EUR	100,000	140,416
Total Luxembourg corporate notes			889,330

Mexico—0.03%
America Movil SAB de CV
4.750%, due 06/28/22	EUR	100,000	132,390
Petroleos Mexicanos
3.125%, due 11/27/20[4]	EUR	100,000	109,855
Total Mexico corporate notes			242,245

Netherlands—0.34%
Achmea BV
2.500%, due 11/19/20[4]	EUR	100,000	116,449
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[4]	EUR	100,000	116,838
BMW Finance N.V.
2.625%, due 01/17/24[4]	EUR	100,000	120,825
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, due 05/26/26[4,5]	EUR	100,000	110,706
Deutsche Annington Finance BV
3.125%, due 07/25/19	EUR	200,000	236,373
4.000%, due 12/17/21[4,5,6]	EUR	100,000	107,766

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	60,000	76,292
EDP Finance BV
4.125%, due 01/20/21[4]	EUR	100,000	120,648
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[4,5,6]	EUR	50,000	56,002
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	126,977
Gas Natural Fenosa Finance BV
4.125%, due 11/18/22[4,5,6]	EUR	100,000	107,810
General Motors Financial International BV
1.875%, due 10/15/19[4]	EUR	100,000	111,736
ING Bank N.V.
3.500%, due 11/21/23[4,5]	EUR	100,000	116,140
JAB Holdings BV
1.500%, due 11/24/21[4]	EUR	100,000	108,806
Linde Finance BV
7.375%, due 07/14/66[5]	EUR	100,000	114,700
Petrobras Global Finance BV
2.750%, due 01/15/18	EUR	100,000	97,869
Telefonica Europe BV
4.200%, due 12/04/19[4,5,6]	EUR	300,000	332,906
5.875%, due 02/14/33[4]	EUR	50,000	75,058
Volkswagen International Finance N.V.
0.875%, due 01/16/23[4]	EUR	127,000	127,568
3.250%, due 01/21/19[4]	EUR	50,000	57,779
3.500%, due 03/20/30[4,5,6]	EUR	200,000	182,278
3.875%, due 09/04/18[4,5,6]	EUR	50,000	53,279
Total Netherlands corporate notes			2,674,805

Norway—0.04%
DNB Bank ASA
3.000%, due 09/26/23[4,5]	EUR	200,000	230,019
Statkraft AS
2.500%, due 11/28/22[4]	EUR	100,000	118,917
Total Norway corporate notes			348,936

Spain—0.10%
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[4,5,6]	EUR	200,000	216,197
BBVA Subordinated Capital SAU
3.500%, due 04/11/24[4,5]	EUR	100,000	114,265

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Spain—(concluded)
Ferrovial Emisiones SA
3.375%, due 01/30/18[4]	EUR	100,000	116,617
Gas Natural Capital Markets SA
4.125%, due 01/26/18[4]	EUR	100,000	118,816
Inmobiliaria Colonial SA
1.863%, due 06/05/19[4]	EUR	100,000	110,551
Telefonica Emisiones SAU
4.797%, due 02/21/18[4]	EUR	100,000	120,468
Total Spain corporate notes			796,914

United Kingdom—0.41%
Abbey National Treasury Services PLC
1.125%, due 01/14/22[4]	EUR	100,000	109,206
2.625%, due 07/16/20[4]	EUR	100,000	118,441
Anglo American Capital PLC
3.250%, due 04/03/23[4]	EUR	100,000	89,209
Babcock International Group PLC
1.750%, due 10/06/22[4]	EUR	100,000	110,109
Brambles Finance PLC
4.625%, due 04/20/18[4]	EUR	100,000	120,821
Coventry Building Society
2.500%, due 11/18/20[4]	EUR	100,000	117,445
FCE Bank PLC
1.875%, due 04/18/19[4]	EUR	100,000	112,941
1.875%, due 06/24/21[4]	EUR	200,000	224,205
G4S International Finance PLC
2.625%, due 12/06/18[4]	EUR	100,000	115,783
Hammerson PLC
2.750%, due 09/26/19[4]	EUR	100,000	117,206
Heathrow Finance PLC
7.125%, due 03/01/17[4]	GBP	50,000	81,218
Imperial Tobacco Finance PLC
2.250%, due 02/26/21[4]	EUR	100,000	115,650
5.000%, due 12/02/19[4]	EUR	100,000	128,316
International Game Technology PLC
6.625%, due 02/02/18[4,7]	EUR	50,000	60,206
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19[4]	EUR	50,000	80,409
Leeds Building Society
2.625%, due 04/01/21[4]	EUR	200,000	232,463
Lloyds Bank PLC
7.625%, due 04/22/25[4]	GBP	50,000	96,833

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Lloyds TSB Bank PLC
10.375%, due 02/12/24[4,5]	EUR	50,000	69,240
Mondi Finance PLC
3.375%, due 09/28/20[4]	EUR	100,000	121,315
Motability Operations Group PLC
3.250%, due 11/30/18[4]	EUR	100,000	119,677
Rentokil Initial PLC
3.250%, due 10/07/21[4]	EUR	100,000	120,523
Royal Bank of Scotland PLC
4.625%, due 09/22/21[5]	EUR	65,000	72,621
4.875%, due 01/20/17	EUR	170,000	197,140
5.375%, due 09/30/19[4]	EUR	50,000	64,604
Sky PLC
1.500%, due 09/15/21[4]	EUR	100,000	110,937
Tesco PLC
3.375%, due 11/02/18[4]	EUR	100,000	114,903
Vodafone Group PLC
5.375%, due 06/06/22	EUR	50,000	68,524
Yorkshire Building Society
2.125%, due 03/18/19[4]	EUR	100,000	114,168
Total United Kingdom corporate notes			3,204,113

United States—0.36%
Amgen, Inc.
4.375%, due 12/05/18[4]	EUR	100,000	122,848
AT&T, Inc.
2.500%, due 03/15/23	EUR	200,000	235,412
Bank of America Corp.
1.375%, due 09/10/21[4]	EUR	100,000	110,522
4.750%, due 04/03/17[4]	EUR	100,000	116,849
Citigroup, Inc.
0.621%, due 05/31/17[5]	EUR	100,000	109,587
1.375%, due 10/27/21[4]	EUR	120,000	132,789
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.750%, due 05/19/23	EUR	100,000	117,201
GE Capital Trust II
5.500%, due 09/15/67[4,5]	EUR	100,000	114,924
JPMorgan Chase & Co.
1.375%, due 09/16/21[4]	EUR	300,000	334,161
Merck & Co., Inc.
1.875%, due 10/15/26	EUR	100,000	113,599

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	60,453
Metropolitan Life Global Funding I
0.875%, due 01/20/22[4]	EUR	200,000	216,494
2.375%, due 09/30/19[4]	EUR	100,000	117,463
Morgan Stanley
1.875%, due 03/30/23	EUR	100,000	111,917
5.500%, due 10/02/17	EUR	50,000	60,349
Pemex Project Funding Master Trust
6.375%, due 08/05/16[4]	EUR	50,000	57,182
Philip Morris International, Inc.
1.875%, due 03/03/21	EUR	100,000	115,567
2.875%, due 03/03/26	EUR	100,000	122,334
Praxair, Inc.
1.625%, due 12/01/25	EUR	100,000	110,480
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	100,000	117,765
Wells Fargo & Co.
2.125%, due 06/04/24[4]	EUR	100,000	114,720
2.250%, due 05/02/23[4]	EUR	100,000	116,449
Total United States corporate notes			2,829,065
Total corporate notes (cost—$21,502,459)			19,588,221

Non-US government obligations—2.27%
Germany—0.12%
Bundesrepublik Deutschland
0.500%, due 02/15/25[4]	EUR	720,000	794,239
4.750%, due 07/04/34[4]	EUR	70,000	125,383
Total Germany			919,622

Mexico—2.15%
Mexican Bonos
6.500%, due 06/10/21	MXN	66,580,000	4,237,140
7.500%, due 06/03/27	MXN	63,640,000	4,233,548
8.500%, due 05/31/29	MXN	58,800,000	4,234,484

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Mexico—(concluded)
10.000%, due 12/05/24	MXN	54,320,000	4,209,670
Total Mexico			16,914,842
Total non-US government obligations (cost—$21,900,159)			17,834,464

Time deposits—21.41%
Agence Centrale Organismes
0.365%, due 02/08/16	USD	5,000,000	4,994,987
Asian Development Bank
0.270%, due 01/12/16	USD	10,000,000	9,994,604
Banque Nationale De Paris
0.090%, due 11/02/15	USD	5,204,285	5,204,285
Credit Agricole
0.010%, due 11/10/15	USD	10,000,000	10,000,000
Credit Agricole
0.450%, due 03/03/16	USD	3,500,000	3,500,000
DBS Bank Ltd.
0.320%, due 01/25/16	USD	5,000,000	5,000,000
Den Danske Bank
0.100%, due 11/02/15	USD	4,261,803	4,261,803
DZ Bank AG
0.060%, due 11/02/15	USD	12,786,319	12,786,319
European Investment Bank
0.260%, due 02/08/16	USD	10,000,000	9,992,856
Goldman Sachs International BA
0.520%, due 03/08/16	USD	10,000,000	10,000,000
ING Bank N.V.
0.010%, due 12/10/15	USD	15,000,000	15,000,000
KBC Bank N.V.
0.100%, due 11/02/15	USD	6,346,042	6,346,042
Landeskreditbank Baden Wurtt
0.260%, due 01/11/16	USD	10,000,000	9,994,876
Lloyds Bank PLC
0.080%, due 11/02/15	USD	6,500,683	6,500,683
Mizuho Corporate Bank
0.390%, due 02/03/16	USD	10,000,000	10,000,000
National Building Society
0.420%, due 02/16/16	USD	15,000,000	15,000,000
Natixis
0.390%, due 12/01/15	USD	10,000,000	10,000,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
NRW Bank
0.170%, due 11/06/15	USD	10,000,000	9,999,764
Standard Chartered Bank
1.000%, due 01/29/16	USD	10,000,000	10,000,000
Total time deposits (cost—$168,576,219)			168,576,219

Short-term US government obligations[8]—21.69%
US Treasury Bills
0.005%, due 02/25/16[3]	USD	4,000,000	3,998,976
0.011%, due 03/03/16	USD	5,000,000	4,998,220
0.022%, due 03/17/16[3]	USD	7,500,000	7,496,812
0.031%, due 11/05/15	USD	7,500,000	7,499,992
0.060%, due 12/03/15[3]	USD	23,756,000	23,755,430
0.070%, due 04/07/16	USD	24,039,000	24,021,572
0.070%, due 05/26/16[3]	USD	6,500,000	6,497,384
0.075%, due 03/31/16[3]	USD	5,000,000	4,996,275
0.080%, due 04/28/16[3]	USD	6,500,000	6,492,447
0.085%, due 11/27/15[3]	USD	14,163,000	14,162,131
0.090%, due 06/23/16[3]	USD	6,500,000	6,496,181
0.100%, due 01/28/16[3]	USD	5,500,000	5,498,922
0.100%, due 03/31/16[3]	USD	24,523,000	24,504,730
0.155%, due 07/21/16[3]	USD	6,100,000	6,093,093
0.188%, due 08/18/16[3]	USD	6,500,000	6,483,373
0.240%, due 02/11/16	USD	15,012,000	15,008,532
0.390%, due 03/03/16	USD	2,765,000	2,764,016
Total short-term US government obligations (cost—$170,796,644)			170,768,086

Repurchase agreement—5.15%
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $41,323,262 Federal National Mortgage Association obligations, 2.120% to 2.140% due 11/07/22; (value—$41,378,524); proceeds: $40,567,000 (cost—$40,567,000)	40,567,000		40,567,000

	Number of contracts/ Notional amount
Options purchased—0.38%
Put options & swaptions purchased—0.38%
Apple Inc., Flex, strike @ 125, expires 06/17/16	128		172,288

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
Euro STOXX 50 Index, strike @ 3,000, expires 12/16/16	150		289,648
Euro STOXX 50 Index, strike @ 3,000, expires 12/21/18	150		682,058
Euro STOXX 50 Index, strike @ 3,400, expires 12/15/17	181		987,421
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 01/09/34 (counterparty: RBS; receive floating rate); underlying swap terminates 01/11/54[2]	EUR	10,000,000	382,601
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 05/08/34 (counterparty: CITI; receive floating rate); underlying swap terminates 05/10/54[2]	EUR	11,500,000	450,248
Total put options & swaptions purchased			2,964,264
Total options purchased (cost—$3,588,178)			2,964,264
Total investments before investments sold short (cost—$766,400,637)—97.87%			770,488,891

	Number of shares
Investments sold short—(6.56)%
Common stocks—(4.78)%
Australia—(0.06)%
South32 Ltd.	(455,876)		(476,250)

Belgium—(0.01)%
UCB SA	(750)		(64,923)

Bermuda—(0.10)%
Nabors Industries Ltd.	(81,812)		(821,392)

Canada—(0.48)%
Cenovus Energy, Inc.	(95,400)		(1,421,224)
Kinross Gold Corp.	(95,500)		(192,081)
Restaurant Brands International, Inc.	(35,000)		(1,404,711)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Yamana Gold, Inc.	(354,700)	(775,804)
Total Canada common stocks		(3,793,820)

France—(0.19)%
Alcatel-Lucent	(134,924)	(548,818)
Alstom SA	(28,655)	(934,601)
Total France common stocks		(1,483,419)

Germany—(0.03)%
SAP SE	(2,844)	(224,798)

Ireland—(0.22)%
Alkermes PLC	(17,546)	(1,261,908)
Weatherford International PLC	(46,277)	(473,877)
Total Ireland common stocks		(1,735,785)

Japan—(0.35)%
ACOM Co. Ltd.	(64,100)	(353,780)
Benesse Holdings, Inc.	(2,200)	(59,344)
Chugai Pharmaceutical Co. Ltd.	(30,800)	(997,994)
Kyushu Electric Power Co., Inc.	(52,100)	(633,818)
Nissin Food Products Co. Ltd.	(15,300)	(711,303)
Total Japan common stocks		(2,756,239)

Sweden—(0.04)%
Lundin Petroleum AB	(23,254)	(336,145)

United Kingdom—(0.18)%
Fresnillo PLC	(124,019)	(1,395,669)

United States—(3.12)%
American Tower Corp.	(23,783)	(2,431,336)
Anadarko Petroleum Corp.	(20,528)	(1,372,913)
Apache Corp.	(2,578)	(121,501)
AT&T, Inc.	(13,707)	(459,322)
Cabot Oil & Gas Corp.	(50,994)	(1,107,080)
Caterpillar, Inc.	(6,684)	(487,865)
Cheniere Energy, Inc.	(24,992)	(1,237,604)
Cimarex Energy Co.	(10,125)	(1,195,357)
Cobalt International Energy, Inc.	(32,160)	(246,667)
Communications Sales & Leasing, Inc.	(32,784)	(658,631)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Continental Resources, Inc.	(32,506)	(1,102,278)
Deere & Co.	(2,454)	(191,412)
Halliburton Co.	(37,944)	(1,456,291)
Hertz Global Holdings, Inc.	(53,993)	(1,052,863)
Hess Corp.	(16,558)	(930,725)
Occidental Petroleum Corp.	(9,028)	(672,947)
Pioneer Natural Resources Co.	(5,824)	(798,703)
Puma Biotechnology, Inc.	(13,357)	(1,100,884)
Southwestern Energy Co.	(76,066)	(839,769)
SunEdison, Inc.	(73,215)	(534,469)
Tesla Motors, Inc.	(6,948)	(1,437,750)
The Boeing Co.	(8,884)	(1,315,454)
Twitter, Inc.	(40,663)	(1,157,269)
United Parcel Service, Inc., Class B	(2,454)	(252,811)
Vertex Pharmaceuticals, Inc.	(9,863)	(1,230,311)
Wal-Mart Stores, Inc.	(6,938)	(397,131)
Whiting Petroleum Corp.	(42,986)	(740,649)
Total United States common stocks		(24,529,992)
Total common stocks (proceeds—$40,137,434)		(37,618,432)

Investment companies—(1.78)%
Consumer Discretionary Select Sector SPDR Fund	(19,122)	(1,548,308)
Health Care Select Sector SPDR Fund	(9,561)	(682,082)
Industrial Select Sector SPDR Fund	(25,468)	(1,382,148)
Materials Select Sector SPDR Fund	(31,560)	(1,429,037)
SPDR S&P 500 ETF Trust	(30,545)	(6,351,222)
SPDR S&P Biotech ETF	(10,238)	(682,158)
SPDR S&P Regional Banking ETF	(33,929)	(1,453,179)
Technology Select Sector SPDR Fund	(10,661)	(465,353)
Total Investment companies (proceeds—$13,425,977)		(13,993,487)
Total investments sold short (proceeds—$53,563,411)		(51,611,919)
Other assets in excess of liabilities—8.69%		68,398,287
Net assets—100.00%		787,275,259

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,395,485
Gross unrealized depreciation	(22,307,231)
Net unrealized appreciation	$4,088,254

Written options

Number of contracts	Call options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
128	Apple Inc., strike @ 125	06/17/16	146,207	(94,720)	51,487

Written option activity for the three month ended October 31, 2015 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2015	2,422	953,547
Options written	3,270	1,356,665
Options exercised	(144)	(28,812)
Options terminated in closing purchase transactions	(2,996)	(1,504,478)
Options expired prior to exercise	(2,424)	(630,715)
Options outstanding at October 31, 2015	128	146,207

Foreign exchange written options

Notional amount (000)		Puts written	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/29/16	133,654	(53,136)	80,518
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/30/16	133,653	(53,552)	80,101
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	03/31/16	133,654	(53,901)	79,753
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	04/01/16	133,653	(54,669)	78,984
EUR	4,400	EUR Put/USD Call, strike @ USD 1.05	BNP	04/04/16	133,654	(55,135)	78,519
					668,268	(270,393)	397,875

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Foreign exchange written options activity for the three months ended October 31, 2015 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2015	668,268
Foreign exchange options written	—
Foreign exchange options terminated in closing purchase transactions	—
Foreign exchange options expired prior to exercise	—
Foreign exchange options outstanding at October 31, 2015	668,268

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
13	USD	Ultra Long US Treasury Bond Futures	December 2015	2,111,263	2,076,750	(34,513)
9	USD	Ultra Long US Treasury Bond Futures**	December 2015	1,428,077	1,437,750	9,673
27	USD	US Long Bond Futures	December 2015	4,244,204	4,223,813	(20,391)
75	USD	US Treasury Note 10 Year Futures	December 2015	9,590,306	9,576,562	(13,744)
261	USD	US Treasury Note 10 Year Futures*	December 2015	33,347,418	33,326,438	(20,980)
230	USD	US Treasury Note 2 Year Futures**	December 2015	50,355,894	50,290,937	(64,957)
79	USD	US Treasury Note 5 Year Futures	December 2015	9,468,794	9,462,102	(6,692)
53	USD	US Treasury Note 5 Year Futures**	December 2015	6,382,131	6,347,992	(34,139)
Index futures buy contracts:
21	AUD	ASX SPI 200 Index Futures	December 2015	1,939,252	1,960,240	20,988
59	CAD	S&P TSX 60 Index Futures	December 2015	7,173,994	7,150,749	(23,245)
30	EUR	Amsterdam Index Futures	November 2015	2,860,524	3,043,612	183,088
22	EUR	CAC 40 Index Futures	November 2015	1,143,908	1,184,334	40,426
16	EUR	DAX Index Futures	December 2015	4,362,847	4,759,067	396,220
632	EUR	EURO STOXX 50 Index Futures	December 2015	22,259,942	23,650,135	1,390,193
1,816	EUR	EURO STOXX 50 Index Futures	December 2015	13,884,860	13,699,180	(185,680)
3	EUR	FTSE MIB Index Futures	December 2015	370,449	370,175	(274)
63	EUR	IBEX 35 Index Futures	November 2015	6,999,595	7,125,378	125,783
5	GBP	FTSE 100 Index Futures	December 2015	460,932	487,145	26,213
16	HKD	Hang Seng Index Futures	November 2015	2,361,088	2,341,393	(19,695)
17	JPY	NIKKEI 225 Index Futures	December 2015	2,513,353	2,689,401	176,048
19	JPY	TOPIX Index Futures	December 2015	2,374,520	2,453,924	79,404
2	KRW	Kospi 200 Index Futures	December 2015	219,881	220,341	460
21	KRW	Kospi 200 Index Futures**	December 2015	2,305,844	2,313,583	7,739
13	SEK	OMX 30 Index Futures	November 2015	228,284	227,634	(650)
12	USD	Dow Jones E-Mini Index Futures	December 2015	1,058,475	1,055,640	(2,835)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:—(concluded)
19	USD	MSCI Taiwan Index Futures**	November 2015	607,417	600,400	(7,017)
478	USD	NASDAQ 100 E-Mini Index Futures	December 2015	41,432,603	44,389,470	2,956,867
5	USD	S&P 500 E-Mini Index Futures	December 2015	518,975	518,425	(550)
44	USD	SGX FTSE China A50 Index Future	November 2015	447,383	440,330	(7,053)
58	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	December 2015	2,024,666	2,043,307	18,641
Interest rate futures buy contracts:
51	AUD	Australian Bond 10 Year Futures	December 2015	4,678,185	4,704,638	26,453
136	AUD	Australian Bond 3 Year Futures	December 2015	10,876,891	10,891,616	14,725
12	CAD	Canada Government Bond 10 Year Futures	December 2015	1,309,341	1,289,385	(19,956)
6	CAD	Canada Government Bond 10 Year Futures**	December 2015	651,577	644,693	(6,884)
4	CAD	Canadian Bankers Acceptance Futures	March 2016	759,697	758,680	(1,017)
13	CAD	Canadian Bankers Acceptance Futures	June 2016	2,468,501	2,465,710	(2,791)
10	CHF	3 month Euroswiss Interest Rate Futures	March 2016	2,550,632	2,551,975	1,343
10	CHF	3 month Euroswiss Interest Rate Futures	June 2016	2,550,993	2,552,987	1,994
11	CHF	3 month Euroswiss Interest Rate Futures	September 2016	2,806,287	2,808,564	2,277
74	EUR	3 Month EURIBOR Futures	March 2016	20,362,205	20,370,995	8,790
71	EUR	3 Month EURIBOR Futures	June 2016	19,538,820	19,548,071	9,251
75	EUR	3 Month EURIBOR Futures	September 2016	20,636,002	20,649,371	13,369
84	EUR	3 Month EURIBOR Futures	December 2016	23,107,406	23,123,832	16,426
88	EUR	3 Month EURIBOR Futures	March 2017	24,199,287	24,218,918	19,631
93	EUR	3 Month EURIBOR Futures	June 2017	25,563,481	25,587,323	23,842
56	EUR	3 Month EURIBOR Futures	September 2017	15,387,587	15,401,262	13,675
483	EUR	German Euro BOBL Futures	December 2015	68,166,677	68,738,987	572,310
52	EUR	German Euro BOBL Futures**	December 2015	7,398,922	7,400,471	1,549

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:—(concluded)
51	EUR	German Euro Bund Futures	December 2015	8,698,979	8,816,677	117,698
9	EUR	German Euro Buxl 30 Year Futures	December 2015	1,522,359	1,560,932	38,573
1	EUR	German Euro Schatz Future	December 2015	122,604	122,589	(15)
215	EUR	German Euro Schatz Future**	December 2015	26,349,141	26,356,639	7,498
34	EUR	Italian Government Bond Futures	December 2015	5,007,401	5,194,704	187,303
17	EUR	Italian Government Bond Futures**	December 2015	2,542,124	2,597,352	55,228
6	EUR	Long-Term Euro-OAT Futures	December 2015	996,644	1,011,129	14,485
27	EUR	Long-Term Euro-OAT Futures**	December 2015	4,497,635	4,550,078	52,443
59	GBP	90-Day Sterling Pound Futures	March 2016	11,275,429	11,293,120	17,691
69	GBP	90-Day Sterling Pound Futures	June 2016	13,171,822	13,197,901	26,079
78	GBP	90-Day Sterling Pound Futures	September 2016	14,877,161	14,905,839	28,678
69	GBP	90-Day Sterling Pound Futures	December 2016	13,138,267	13,171,309	33,042
64	GBP	90-Day Sterling Pound Futures	March 2017	12,172,459	12,203,300	30,841
62	GBP	90-Day Sterling Pound Futures	June 2017	11,777,477	11,808,805	31,328
60	GBP	90-Day Sterling Pound Futures	September 2017	11,400,281	11,417,470	17,189
50	GBP	United Kingdom Long Gilt Bond Futures	December 2015	9,093,499	9,076,166	(17,333)
181	JPY	JGB MINI 10 Year Futures	December 2015	22,226,941	22,280,385	53,444
97	USD	90-Day Eurodollar Futures	March 2016	24,122,856	24,119,050	(3,806)
77	USD	90-Day Eurodollar Futures	June 2016	19,113,382	19,118,137	4,755
65	USD	90-Day Eurodollar Futures	September 2016	16,098,070	16,112,687	14,617
58	USD	90-Day Eurodollar Futures	December 2016	14,329,300	14,353,550	24,250
54	USD	90-Day Eurodollar Futures	March 2017	13,316,619	13,344,750	28,131
50	USD	90-Day Eurodollar Futures	June 2017	12,308,942	12,338,750	29,808
48	USD	90-Day Eurodollar Futures	September 2017	11,815,440	11,829,600	14,160
				767,464,202	773,954,604	6,490,402

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures sell contracts:
33	AUD	ASX SPI 200 Index Futures	December 2015	2,992,750	3,080,378	(87,628)
60	BRL	Ibovespa Index Futures**	December 2015	766,015	720,691	45,324
11	CAD	S&P TSX 60 Index Futures	December 2015	1,329,439	1,333,191	(3,752)
36	CHF	Swiss Market Index Futures	December 2015	3,190,755	3,253,093	(62,338)
14	CHF	Swiss Market Index Futures**	December 2015	1,217,509	1,265,092	(47,583)
3	EUR	EURO STOXX 50 Index Futures	December 2015	105,640	112,263	(6,623)
1,054	EUR	EURO STOXX Insurance Index Futures	December 2015	13,787,780	14,760,265	(972,485)
1	EUR	FTSE MIB Index Futures	December 2015	125,194	123,392	1,802
8	EUR	IBEX 35 Index Futures	November 2015	879,035	904,810	(25,775)
42	GBP	FTSE 100 Index Futures	December 2015	3,939,560	4,092,021	(152,461)
1	HKD	H-shares Index Futures	November 2015	68,322	67,350	972
14	HKD	Hang Seng Index Futures	November 2015	2,089,648	2,048,719	40,929
93	SEK	OMX 30 Index Futures	November 2015	1,590,215	1,628,456	(38,241)
12	SGD	MSCI Singapore Index Future	November 2015	294,139	287,301	6,838
23	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2015	946,267	970,255	(23,988)
3	USD	MSCI EAFE Mini Index Futures	December 2015	259,435	263,565	(4,130)
430	USD	Russell 2000 Mini Index Futures	December 2015	49,389,459	49,806,900	(417,441)
385	USD	S&P 500 E-Mini Index Futures	December 2015	37,603,402	39,918,725	(2,315,323)
18	USD	SGX CNX NIFTY Index Futures	November 2015	298,410	290,772	7,638
Interest rate futures sell contracts:
126	AUD	Australian Bond 10 Year Futures	December 2015	11,587,463	11,623,222	(35,759)
81	CAD	Canada Government Bond 10 Year Futures*	December 2015	8,783,480	8,703,350	80,130
3	EUR	German Euro Bund Futures	December 2015	517,888	518,628	(740)
94	EUR	German Euro Bund Futures*	December 2015	16,171,876	16,250,346	(78,470)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:—(concluded)
40	GBP	United Kingdom Long Gilt Bond Futures*	December 2015	7,324,597	7,260,933	63,664
				165,258,278	169,283,718	(4,025,440)
						2,464,962

* Exposure to Futures Contracts is achieved through the use of a swap contract with Barclays Bank PLC.

** Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	3,368,518	USD	2,460,029	12/16/15	63,171
BB	CAD	8,764,189	USD	6,748,507	12/16/15	47,702
BB	CAD	5,588,584	USD	4,229,452	12/16/15	(43,392)
BB	EUR	10,252,556	USD	11,509,627	12/16/15	227,700
BB	EUR	8,327,804	USD	9,390,485	01/14/16	220,434
BB	GBP	9,262,979	USD	14,122,980	12/16/15	(154,002)
BB	HKD	8,390,000	USD	1,082,405	11/12/15	(114)
BB	JPY	475,000,000	USD	3,809,826	11/12/15	(126,762)
BB	JPY	514,204,796	USD	4,293,239	12/16/15	29,195
BB	JPY	251,005,257	USD	2,073,635	12/16/15	(7,827)
BB	KRW	3,995,000,000	USD	3,377,207	11/05/15	(126,779)
BB	KRW	6,400,000,000	USD	5,398,794	01/13/16	(202,148)
BB	KRW	5,665,000,000	USD	4,940,651	01/21/16	(15,843)
BB	KRW	5,000,000,000	USD	4,443,457	01/28/16	69,731
BB	KRW	3,995,000,000	USD	3,508,233	02/05/16	14,373
BB	NOK	9,758,433	USD	1,161,897	12/16/15	14,206
BB	NZD	50,489,628	USD	32,030,301	12/16/15	(2,050,728)
BB	NZD	4,212,528	USD	2,869,726	12/16/15	26,225
BB	SEK	365,232,587	USD	43,594,707	12/16/15	801,263
BB	SGD	7,294,581	USD	5,260,958	12/16/15	61,535
BB	SGD	13,256,664	USD	9,319,599	12/16/15	(129,471)
BB	USD	963,166	AUD	1,326,708	12/16/15	(19,151)
BB	USD	2,794,853	AUD	4,011,819	12/16/15	59,744
BB	USD	10,600,501	CAD	14,046,436	12/16/15	138,934
BB	USD	5,737,019	CHF	5,566,056	12/16/15	(97,719)
BB	USD	28,022,549	EUR	25,029,103	12/16/15	(480,488)
BB	USD	2,611,083	GBP	1,660,000	11/04/15	(52,045)
BB	USD	409,295	GBP	267,867	12/16/15	3,567
BB	USD	35,423,432	JPY	4,210,305,370	12/16/15	(509,465)
BB	USD	3,519,824	KRW	3,995,000,000	11/05/15	(15,837)
BB	USD	3,330,038	MXN	54,700,000	11/20/15	(22,387)
BB	USD	2,472,471	MXN	41,500,000	02/02/16	23,934
BB	USD	86,238	NOK	738,473	12/16/15	613
BB	USD	50,478,768	NOK	418,747,637	12/16/15	(1,229,770)
BB	USD	2,132,150	NZD	3,149,230	12/16/15	(6,387)
BB	USD	817,067	SEK	6,961,786	12/16/15	(1,371)
BNP	AUD	15,046,561	USD	10,923,171	11/04/15	194,029
BNP	AUD	860,000	USD	626,710	11/12/15	13,731
BNP	AUD	4,110,000	USD	2,877,954	12/16/15	(46,503)
BNP	AUD	7,272,192	USD	5,220,845	02/02/16	58,215
BNP	CAD	686,080	USD	524,679	11/04/15	1
BNP	CAD	600,000	USD	453,244	02/04/16	(5,408)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BNP	CHF	5,700,000	GBP	3,794,538	11/16/15	80,332
BNP	CHF	6,000,000	GBP	4,022,704	11/30/15	125,248
BNP	EUR	4,015,000	USD	4,543,928	12/04/15	127,081
BNP	EUR	345,847	USD	392,545	01/15/16	11,711
BNP	EUR	20,776,221	USD	23,695,986	01/27/16	812,131
BNP	GBP	2,868,523	USD	4,477,472	11/12/15	55,612
BNP	HKD	6,960,000	USD	897,511	11/12/15	(503)
BNP	NOK	1,000,000	USD	121,253	12/16/15	3,643
BNP	RUB	13,595,425	USD	205,284	11/20/15	(6,604)
BNP	SGD	4,880,000	USD	3,460,011	11/25/15	(20,783)
BNP	SGD	4,880,000	USD	3,469,820	11/27/15	(10,757)
BNP	SGD	4,880,000	USD	3,467,276	11/30/15	(12,974)
BNP	SGD	4,880,000	USD	3,444,505	12/01/15	(35,636)
BNP	SGD	4,880,000	USD	3,430,184	12/02/15	(49,848)
BNP	SGD	3,904,000	USD	2,790,505	02/25/16	13,229
BNP	SGD	1,366,400	USD	975,791	02/26/16	3,767
BNP	SGD	1,649,440	USD	1,171,536	02/26/16	(1,837)
BNP	USD	453,499	CAD	600,000	11/04/15	5,350
BNP	USD	341,504	EUR	301,521	01/15/16	(9,481)
BNP	USD	1,000,000	GBP	653,959	11/04/15	8,137
BNP	USD	1,649,086	INR	111,000,000	11/19/15	44,623
BNP	USD	14,401,508	INR	955,000,000	11/23/15	159,966
BNP	USD	1,189,938	INR	79,000,000	01/19/16	2,515
BNP	USD	1,362,051	MXN	22,500,000	11/23/15	(1,816)
BNP	USD	6,831,640	MXN	113,000,000	11/27/15	(2,343)
BNP	USD	2,798,968	SGD	3,904,000	11/25/15	(14,332)
BNP	USD	978,656	SGD	1,366,400	11/27/15	(4,095)
BNP	USD	1,175,066	SGD	1,649,440	11/27/15	1,369
BOA	AUD	11,163,372	USD	8,159,186	01/25/16	231,119
BOA	EUR	4,711,000	USD	5,313,206	01/19/16	125,192
BOA	HKD	4,000,000	USD	516,018	11/12/15	(82)
BOA	USD	3,038,425	GBP	1,995,297	11/04/15	37,504
BOA	USD	6,823,194	MXN	113,100,000	11/24/15	13,730
CITI	AUD	2,974,500	USD	2,151,415	12/16/15	34,919
CITI	AUD	10,452,500	USD	7,360,222	12/16/15	(77,220)
CITI	BRL	2,470,500	USD	647,567	12/16/15	15,738
CITI	BRL	599,500	USD	151,922	12/16/15	(1,400)
CITI	CAD	1,550,000	USD	1,175,673	11/12/15	(9,620)
CITI	CAD	11,361,000	USD	8,571,145	12/16/15	(115,096)
CITI	CHF	32,500	USD	33,544	12/16/15	616
CITI	CLP	7,864,500	USD	11,396	12/16/15	69

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	CLP	259,500,000	USD	371,030	12/16/15	(2,699)
CITI	COP	298,002,500	USD	97,001	12/16/15	(5,352)
CITI	COP	114,528,500	USD	39,429	12/16/15	93
CITI	CZK	34,113,500	USD	1,414,572	12/16/15	28,605
CITI	EUR	6,235,465	USD	6,805,586	11/12/15	(51,980)
CITI	EUR	2,091,500	USD	2,289,472	12/16/15	(12,018)
CITI	EUR	16,224,031	USD	18,123,318	12/16/15	270,372
CITI	GBP	6,509,257	USD	10,131,751	11/04/15	97,151
CITI	GBP	593,000	USD	917,580	12/16/15	3,592
CITI	GBP	2,883,500	USD	4,422,428	12/16/15	(21,896)
CITI	GBP	282,377	USD	427,877	01/15/16	(7,325)
CITI	HUF	143,089,500	USD	512,141	12/16/15	6,105
CITI	IDR	9,092,694,500	USD	616,528	12/16/15	(39,495)
CITI	ILS	2,246,000	USD	570,529	12/16/15	(10,142)
CITI	ILS	172,500	USD	44,705	12/16/15	108
CITI	INR	33,298,000	USD	494,074	12/16/15	(11,561)
CITI	JPY	1,371,696,000	USD	11,432,995	12/16/15	58,203
CITI	JPY	8,420,000	USD	69,627	12/16/15	(196)
CITI	KRW	3,871,250,500	USD	3,258,006	12/16/15	(132,869)
CITI	MXN	139,101,630	USD	8,197,784	11/17/15	(215,493)
CITI	MXN	876,000	USD	53,127	12/16/15	256
CITI	MXN	20,362,000	USD	1,202,836	12/16/15	(26,108)
CITI	MYR	43,500	USD	10,048	12/16/15	(47)
CITI	MYR	529,500	USD	126,736	12/16/15	3,854
CITI	NOK	54,190,000	USD	6,557,754	12/16/15	184,456
CITI	NOK	4,940,500	USD	578,793	12/16/15	(2,261)
CITI	NZD	10,622,000	USD	6,748,042	12/16/15	(421,920)
CITI	PHP	5,250,500	USD	112,415	12/16/15	531
CITI	PHP	51,639,000	USD	1,092,793	12/16/15	(7,588)
CITI	PLN	7,078,500	USD	1,864,415	12/16/15	34,971
CITI	PLN	1,778,000	USD	457,482	12/16/15	(2,043)
CITI	SEK	65,387,500	USD	7,786,863	12/16/15	125,564
CITI	SGD	2,600,000	USD	1,816,175	11/25/15	(38,347)
CITI	SGD	2,600,000	USD	1,819,009	11/27/15	(35,397)
CITI	SGD	2,600,000	USD	1,821,270	11/30/15	(32,961)
CITI	SGD	2,600,000	USD	1,822,553	12/01/15	(31,620)
CITI	SGD	2,600,000	USD	1,810,925	12/02/15	(43,190)
CITI	SGD	239,500	USD	171,730	12/16/15	1,019
CITI	SGD	1,732,000	USD	1,223,305	12/16/15	(11,228)
CITI	TRY	7,830,000	USD	2,542,049	12/16/15	(109,522)
CITI	TRY	836,500	USD	285,168	12/16/15	1,893

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	TWD	6,734,000	USD	208,347	12/16/15	896
CITI	TWD	28,373,000	USD	871,556	12/16/15	(2,514)
CITI	USD	695,605	AUD	970,500	12/16/15	(5,049)
CITI	USD	467,745	AUD	660,000	12/16/15	1,876
CITI	USD	346,917	BRL	1,376,500	12/16/15	5,122
CITI	USD	45,550	BRL	170,000	12/16/15	(2,072)
CITI	USD	64,558	CAD	86,080	11/04/15	1,271
CITI	USD	1,295,919	CAD	1,706,000	12/16/15	8,432
CITI	USD	1,524,473	CAD	1,981,000	12/16/15	(9,867)
CITI	USD	103,211	CLP	70,690,500	12/16/15	(1,403)
CITI	USD	37,639	CLP	26,402,500	12/16/15	385
CITI	USD	105,087	COP	328,227,500	12/16/15	7,647
CITI	USD	2,798,103	CZK	67,250,500	12/16/15	(65,842)
CITI	USD	37,381	CZK	923,000	12/16/15	119
CITI	USD	487,394	EUR	434,465	11/12/15	(9,583)
CITI	USD	14,508,406	EUR	12,920,500	12/16/15	(290,669)
CITI	USD	276,023	EUR	241,586	01/15/16	(9,998)
CITI	USD	983,979	GBP	637,000	12/16/15	(2,174)
CITI	USD	2,335,633	GBP	1,528,000	12/16/15	19,465
CITI	USD	634,036	HUF	175,562,000	12/16/15	(13,161)
CITI	USD	286,347	IDR	3,930,950,000	12/16/15	(2,735)
CITI	USD	381,991	IDR	5,349,881,500	12/16/15	3,995
CITI	USD	181,470	ILS	699,000	12/16/15	(753)
CITI	USD	213,733	ILS	839,500	12/16/15	3,308
CITI	USD	461,594	INR	30,230,000	12/16/15	(2,547)
CITI	USD	777,760	INR	51,861,000	12/16/15	9,757
CITI	USD	3,082,764	JPY	372,581,710	12/16/15	6,871
CITI	USD	12,078,764	JPY	1,450,152,290	12/16/15	(53,373)
CITI	USD	2,759,036	KRW	3,124,159,500	12/16/15	(22,547)
CITI	USD	1,918,927	KRW	2,224,254,500	12/16/15	29,324
CITI	USD	18,043	MXN	298,000	12/16/15	(57)
CITI	USD	486,453	MXN	8,164,000	12/16/15	6,283
CITI	USD	66,211	MYR	278,500	12/16/15	(1,579)
CITI	USD	63,694	MYR	286,000	12/16/15	2,678
CITI	USD	832,618	NOK	7,102,500	12/16/15	2,709
CITI	USD	3,438,668	NOK	28,655,500	12/16/15	(68,489)
CITI	USD	1,423,419	NZD	2,099,500	12/16/15	(6,235)
CITI	USD	10,154,693	NZD	15,562,500	12/16/15	350,158
CITI	USD	733,830	PHP	34,081,500	12/16/15	(7,583)
CITI	USD	260,206	PHP	12,256,500	12/16/15	969
CITI	USD	614,135	PLN	2,291,500	12/16/15	(21,895)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	7,246,094	SEK	60,158,000	12/16/15	(197,522)
CITI	USD	14,296	SGD	20,000	12/16/15	(40)
CITI	USD	851,372	SGD	1,220,000	12/16/15	18,218
CITI	USD	206,263	TRY	608,500	12/16/15	(199)
CITI	USD	610,578	TRY	1,828,000	12/16/15	8,461
CITI	USD	426,378	TWD	14,010,500	12/16/15	5,235
CITI	USD	144,068	TWD	4,660,500	12/16/15	(495)
CITI	USD	632,228	ZAR	8,561,500	12/17/15	(18,379)
CITI	ZAR	8,416,000	USD	598,644	12/17/15	(4,773)
CITI	ZAR	16,647,500	USD	1,212,894	12/17/15	19,289
CSI	AUD	2,474,500	USD	1,788,501	12/16/15	27,779
CSI	AUD	10,452,500	USD	7,360,512	12/16/15	(76,930)
CSI	BRL	2,470,500	USD	647,624	12/16/15	15,794
CSI	BRL	599,500	USD	151,922	12/16/15	(1,400)
CSI	CAD	11,361,000	USD	8,571,433	12/16/15	(114,807)
CSI	CHF	32,500	USD	33,544	12/16/15	616
CSI	CLP	25,727,500	USD	37,135	12/16/15	82
CSI	CLP	259,500,000	USD	371,030	12/16/15	(2,699)
CSI	COP	119,535,500	USD	41,172	12/16/15	115
CSI	COP	306,412,500	USD	99,866	12/16/15	(5,376)
CSI	CZK	34,113,500	USD	1,415,319	12/16/15	29,352
CSI	EUR	1,121,500	USD	1,225,968	12/16/15	(8,132)
CSI	EUR	12,414,500	USD	13,845,593	12/16/15	184,660
CSI	GBP	593,000	USD	917,635	12/16/15	3,647
CSI	GBP	2,883,500	USD	4,422,710	12/16/15	(21,614)
CSI	HUF	143,089,500	USD	512,157	12/16/15	6,121
CSI	IDR	9,092,694,500	USD	616,529	12/16/15	(39,495)
CSI	ILS	2,246,000	USD	570,566	12/16/15	(10,105)
CSI	ILS	172,500	USD	44,705	12/16/15	108
CSI	INR	38,994,000	USD	580,483	12/16/15	(11,646)
CSI	JPY	881,696,000	USD	7,358,235	12/16/15	46,769
CSI	JPY	8,420,000	USD	69,628	12/16/15	(195)
CSI	KRW	3,871,250,500	USD	3,257,927	12/16/15	(132,948)
CSI	MXN	876,000	USD	53,127	12/16/15	256
CSI	MXN	22,562,000	USD	1,331,691	12/16/15	(30,034)
CSI	MYR	43,500	USD	10,048	12/16/15	(47)
CSI	MYR	529,500	USD	126,737	12/16/15	3,856
CSI	NOK	54,190,000	USD	6,557,763	12/16/15	184,466
CSI	NOK	4,940,500	USD	578,793	12/16/15	(2,261)
CSI	NZD	10,622,000	USD	6,748,377	12/16/15	(421,584)
CSI	PHP	5,250,500	USD	112,415	12/16/15	531

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CSI	PHP	51,639,000	USD	1,092,793	12/16/15	(7,588)
CSI	PLN	7,078,500	USD	1,864,455	12/16/15	35,011
CSI	PLN	1,778,000	USD	457,482	12/16/15	(2,044)
CSI	SEK	65,387,500	USD	7,786,868	12/16/15	125,568
CSI	SGD	247,500	USD	177,507	12/16/15	1,094
CSI	SGD	1,862,000	USD	1,314,764	12/16/15	(12,430)
CSI	TRY	8,270,000	USD	2,686,442	12/16/15	(114,132)
CSI	TRY	836,500	USD	285,169	12/16/15	1,895
CSI	TWD	6,734,000	USD	208,347	12/16/15	896
CSI	TWD	28,373,000	USD	871,562	12/16/15	(2,508)
CSI	USD	695,757	AUD	970,500	12/16/15	(5,201)
CSI	USD	467,677	AUD	660,000	12/16/15	1,944
CSI	USD	457,416	BRL	1,816,500	12/16/15	7,153
CSI	USD	45,535	BRL	170,000	12/16/15	(2,058)
CSI	USD	1,523,367	CAD	1,981,000	12/16/15	(8,760)
CSI	USD	1,295,821	CAD	1,706,000	12/16/15	8,530
CSI	USD	4,047	CHF	4,000	12/16/15	6
CSI	USD	2,086	CHF	2,000	12/16/15	(60)
CSI	USD	103,210	CLP	70,690,500	12/16/15	(1,403)
CSI	USD	51,808	CLP	36,402,500	12/16/15	619
CSI	USD	105,087	COP	328,227,500	12/16/15	7,647
CSI	USD	2,798,105	CZK	67,250,500	12/16/15	(65,844)
CSI	USD	37,381	CZK	923,000	12/16/15	119
CSI	USD	14,507,932	EUR	12,920,500	12/16/15	(290,196)
CSI	USD	983,976	GBP	637,000	12/16/15	(2,171)
CSI	USD	2,335,528	GBP	1,528,000	12/16/15	19,571
CSI	USD	643,085	HUF	178,075,000	12/16/15	(13,323)
CSI	USD	317,708	IDR	4,365,460,000	12/16/15	(2,747)
CSI	USD	363,971	IDR	5,108,411,500	12/16/15	4,593
CSI	USD	181,470	ILS	699,000	12/16/15	(754)
CSI	USD	213,733	ILS	839,500	12/16/15	3,308
CSI	USD	461,587	INR	30,230,000	12/16/15	(2,540)
CSI	USD	777,760	INR	51,861,000	12/16/15	9,757
CSI	USD	3,082,711	JPY	372,581,710	12/16/15	6,924
CSI	USD	12,078,586	JPY	1,450,152,290	12/16/15	(53,194)
CSI	USD	2,758,674	KRW	3,124,159,500	12/16/15	(22,185)
CSI	USD	1,918,763	KRW	2,224,254,500	12/16/15	29,488
CSI	USD	18,043	MXN	298,000	12/16/15	(57)
CSI	USD	486,392	MXN	8,164,000	12/16/15	6,345
CSI	USD	108,224	MYR	455,500	12/16/15	(2,516)
CSI	USD	63,694	MYR	286,000	12/16/15	2,678

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CSI	USD	832,505	NOK	7,102,500	12/16/15	2,822
CSI	USD	3,438,497	NOK	28,655,500	12/16/15	(68,318)
CSI	USD	1,423,419	NZD	2,099,500	12/16/15	(6,235)
CSI	USD	10,153,522	NZD	15,562,500	12/16/15	351,329
CSI	USD	759,443	PHP	35,281,500	12/16/15	(7,626)
CSI	USD	260,206	PHP	12,256,500	12/16/15	969
CSI	USD	614,120	PLN	2,291,500	12/16/15	(21,880)
CSI	USD	7,245,837	SEK	60,158,000	12/16/15	(197,266)
CSI	USD	851,053	SGD	1,220,000	12/16/15	18,537
CSI	USD	14,296	SGD	20,000	12/16/15	(40)
CSI	USD	206,263	TRY	608,500	12/16/15	(199)
CSI	USD	610,579	TRY	1,828,000	12/16/15	8,459
CSI	USD	144,068	TWD	4,660,500	12/16/15	(495)
CSI	USD	426,378	TWD	14,010,500	12/16/15	5,235
CSI	USD	655,352	ZAR	8,883,500	12/17/15	(18,416)
CSI	ZAR	8,116,000	USD	577,137	12/17/15	(4,770)
CSI	ZAR	17,047,500	USD	1,241,485	12/17/15	19,200
DB	AUD	3,230,000	USD	2,321,068	02/01/16	27,937
DB	AUD	15,046,561	USD	10,687,497	02/03/16	6,245
DB	CHF	985,000	USD	1,018,790	12/18/15	20,747
DB	DKK	2,700,000	USD	406,103	12/16/15	7,535
DB	EUR	5,003,000	USD	5,582,017	12/18/15	76,447
DB	USD	10,734,502	AUD	15,046,561	11/04/15	(5,360)
DB	USD	1,409,383	EUR	1,251,000	12/18/15	(32,715)
DB	USD	409,502	GBP	270,000	11/04/15	6,727
DB	USD	818,201	KRW	971,000,000	12/09/15	32,497
MSCI	AUD	7,158,761	USD	5,145,379	12/16/15	51,587
MSCI	AUD	3,889,351	USD	2,756,776	12/16/15	(10,679)
MSCI	CAD	22,288,212	USD	16,831,924	12/16/15	(208,897)
MSCI	CHF	5,566,056	USD	5,722,156	12/16/15	82,856
MSCI	EUR	2,643,254	USD	2,892,386	12/16/15	(16,254)
MSCI	EUR	1,687,388	USD	1,911,180	12/16/15	54,375
MSCI	GBP	10,612,997	USD	16,306,960	12/16/15	(50,798)
MSCI	GBP	93,195	USD	145,046	12/16/15	1,405
MSCI	JPY	1,117,863,605	USD	9,341,085	12/16/15	71,199
MSCI	NOK	229,100,239	USD	27,732,812	12/16/15	788,285
MSCI	NZD	2,020,393	USD	1,275,534	12/16/15	(88,253)
MSCI	SEK	48,804,063	USD	5,891,394	12/16/15	173,137
MSCI	SGD	1,158,544	USD	832,993	12/16/15	7,207
MSCI	SGD	11,574,777	USD	8,141,703	12/16/15	(108,554)
MSCI	USD	3,521,725	AUD	5,080,296	12/16/15	93,143

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	USD	4,880,137	CAD	6,463,555	12/16/15	61,681
MSCI	USD	14,607,908	EUR	13,012,919	12/16/15	(288,473)
MSCI	USD	221,658	GBP	144,619	12/16/15	1,242
MSCI	USD	544,535	GBP	351,812	12/16/15	(2,289)
MSCI	USD	6,811,768	JPY	819,828,387	12/16/15	(13,339)
MSCI	USD	5,475,916	NOK	45,437,254	12/16/15	(132,031)
MSCI	USD	2,674,213	NOK	22,752,460	12/16/15	1,708
MSCI	USD	30,739,147	NZD	47,021,320	12/16/15	1,000,737
MSCI	USD	19,144,210	SEK	159,660,692	12/16/15	(437,142)
MSCI	USD	1,423,792	SGD	1,997,812	12/16/15	206
RBS	CHF	6,000,000	GBP	4,080,680	12/02/15	214,155
RBS	CHF	1,030,000	USD	1,051,119	11/12/15	8,807
RBS	CHF	1,700,000	USD	1,753,215	12/16/15	30,845
RBS	EUR	11,700,000	USD	12,843,254	11/06/15	(23,106)
RBS	EUR	18,755,420	USD	20,977,319	01/15/16	324,590
RBS	EUR	11,700,000	USD	12,910,714	02/08/16	20,316
RBS	GBP	895,000	USD	1,377,830	11/12/15	(1,823)
RBS	GBP	200,000	USD	307,960	12/16/15	(299)
RBS	SEK	2,400,000	USD	275,526	11/12/15	(5,437)
RBS	SEK	3,800,000	USD	452,562	12/16/15	7,325
RBS	SGD	450,000	USD	316,539	12/16/15	(4,212)
RBS	USD	12,887,047	EUR	11,700,000	11/06/15	(20,687)
RBS	USD	16,597	EUR	14,587	01/15/16	(534)
RBS	USD	2,938,940	GBP	1,930,000	11/04/15	36,327
RBS	USD	948,411	HKD	7,350,000	11/12/15	(78)
RBS	USD	5,433,439	MXN	91,500,000	11/25/15	97,332
						(1,278,410)

Variance swaps2,9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	GBP	38	12/18/15	Pay	FTSE 100 Index	16.60	—	31,435	31,435
BNP	GBP	3	12/18/15	Pay	FTSE 100 Index	16.85	—	5,603	5,603
BNP	GBP	17	12/18/15	Pay	FTSE 100 Index	17.00	—	41,748	41,748
BNP	GBP	14	12/16/16	Pay	FTSE 100 Index	18.60	—	(7,580)	(7,580)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Variance swaps2,9—(continued)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	GBP	19	12/16/16	Pay	FTSE 100 Index	19.20	—	(8,207)	(8,207)
BNP	GBP	18	12/16/16	Pay	FTSE 100 Index	19.60	—	(15,926)	(15,926)
BNP	HKD	500	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.60	—	58,409	58,409
BNP	HKD	40	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.85	—	(991)	(991)
BNP	HKD	220	12/30/15	Receive	China Enterprises Index (Hang Seng)	26.00	—	(20,321)	(20,321)
BNP	HKD	75	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.40	—	22,361	22,361
BNP	HKD	100	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.50	—	27,366	27,366
BNP	HKD	225	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.20	—	71,550	71,550
BNP	HKD	160	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.35	—	67,551	67,551
BNP	HKD	500	12/29/16	Receive	Hang Seng Index	25.20	—	(96,468)	(96,468)
BNP	KRW	2,500	12/10/15	Receive	Kospi 200 Index	19.50	—	(12,602)	(12,602)
BNP	KRW	6,000	12/10/15	Receive	Kospi 200 Index	19.70	—	(30,787)	(30,787)
BNP	KRW	55,000	12/10/15	Receive	Kospi 200 Index	20.05	—	(303,361)	(303,361)
BNP	KRW	43,000	12/10/15	Receive	Kospi 200 Index	22.50	—	(303,384)	(303,384)
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.80	—	2,407	2,407
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.90	—	244	244

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Variance swaps2,9—(concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	KRW	40,000	12/08/16	Receive	Kospi 200 Index	21.00	—	(125,686)	(125,686)
BNP	KRW	30,000	12/08/16	Receive	Kospi 200 Index	21.40	—	(88,431)	(88,431)
BNP	USD	6	12/18/15	Pay	S&P 500 Index	17.85	—	17,204	17,204
BNP	USD	52	12/18/15	Pay	S&P 500 Index	18.20	—	190,297	190,297
BNP	USD	40	12/18/15	Pay	S&P 500 Index	20.60	—	231,877	231,877
BNP	USD	26	12/16/16	Pay	S&P 500 Index	19.20	—	37,009	37,009
BNP	USD	18	12/16/16	Pay	S&P 500 Index	19.95	—	11,026	11,026
BNP	USD	18	12/16/16	Pay	S&P 500 Index	20.25	—	(4,533)	(4,533)
BNP	USD	28	12/16/16	Pay	S&P 500 Index	21.10	—	69,036	69,036
BNP	USD	50	12/16/16	Pay	S&P 500 Index	22.55	—	187,233	187,233
CITI	HKD	43	12/30/15	Receive	Hang Seng Index	20.80	—	(7,944)	(7,944)
CITI	USD	32	12/18/15	Pay	S&P 500 Index	18.00	—	102,270	102,270
							—	148,405	148,405

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
AUD	20,000	04/04/18	4.078	6 Month AUD Bank Bill Rate	(555,426)	(121,650)
AUD	40,000	04/04/18	6 Month AUD Bank Bill Rate	4.078	1,110,852	1,110,852
AUD	20,000	10/27/18	6 Month AUD Bank Bill Rate	3.275	306,478	306,478
AUD	20,000	10/31/18	6 Month AUD Bank Bill Rate	3.278	305,805	305,805
AUD	10,000	11/14/18	6 Month AUD Bank Bill Rate	3.265	150,325	150,325
AUD	15,000	11/21/18	6 Month AUD Bank Bill Rate	3.235	217,709	217,709
AUD	3,954	05/08/19	6 Month AUD Bank Bill Rate	2.775	25,749	25,749
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.890	48,567	48,567
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.908	49,969	49,969
AUD	1,977	05/11/19	6 Month AUD Bank Bill Rate	2.835	14,673	14,673
AUD	3,954	05/11/19	6 Month AUD Bank Bill Rate	2.833	29,211	29,211
AUD	1,977	05/12/19	6 Month AUD Bank Bill Rate	2.823	14,310	14,310
AUD	3,276	05/15/19	6 Month AUD Bank Bill Rate	2.961	29,750	29,750
EUR	2,911	10/01/25	6 Month EURIBOR	1.608	11,964	11,964
EUR	970	10/05/25	6 Month EURIBOR	1.613	4,145	4,145
EUR	1,617	10/06/25	6 Month EURIBOR	1.527	(514)	(514)
EUR	1,940	10/08/25	6 Month EURIBOR	1.594	6,087	6,087
EUR	647	10/09/25	6 Month EURIBOR	1.625	3,073	3,073

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,294	10/12/25	6 Month EURIBOR	1.573	2,466	2,466
EUR	970	10/13/25	6 Month EURIBOR	1.623	4,398	4,398
EUR	2,911	10/15/25	6 Month EURIBOR	1.576	5,803	5,803
EUR	647	10/16/25	6 Month EURIBOR	1.56	718	718
EUR	323	10/19/25	6 Month EURIBOR	1.552	189	189
EUR	1,294	10/22/25	6 Month EURIBOR	1.646	7,101	7,101
EUR	2,587	10/23/25	6 Month EURIBOR	1.615	9,853	9,853
EUR	323	10/26/25	6 Month EURIBOR	1.582	635	635
GBP	1,648	07/10/21	2.383	6 Month GBP LIBOR	(26,032)	(26,032)
GBP	1,648	07/17/21	2.380	6 Month GBP LIBOR	(25,518)	(25,518)
GBP	1,648	07/23/21	2.388	6 Month GBP LIBOR	(25,765)	(25,765)
GBP	5,000	07/23/21	2.361	6 Month GBP LIBOR	(72,296)	(72,296)
GBP	1,250	07/23/21	6 Month GBP LIBOR	2.361	18,069	(4,627)
GBP	3,750	07/23/21	6 Month GBP LIBOR	2.361	54,226	(11,162)
GBP	9,133	07/24/21	2.315	6 Month GBP LIBOR	(113,223)	(113,223)
GBP	2,049	07/24/21	6 Month GBP LIBOR	2.315	25,403	(4,366)
GBP	2,084	07/24/21	6 Month GBP LIBOR	2.315	25,829	(8,828)
GBP	2,084	07/24/21	6 Month GBP LIBOR	2.315	25,829	(14,674)
GBP	417	07/24/21	6 Month GBP LIBOR	2.315	5,166	(1,933)
GBP	833	07/24/21	6 Month GBP LIBOR	2.315	10,332	(2,694)
GBP	1,667	07/24/21	6 Month GBP LIBOR	2.315	20,663	(6,952)
GBP	8,882	07/27/21	2.271	6 Month GBP LIBOR	(92,266)	(92,266)
GBP	2,215	07/27/21	6 Month GBP LIBOR	2.271	23,007	(8,311)
GBP	3,750	07/27/21	6 Month GBP LIBOR	2.271	38,957	(17,676)
GBP	833	07/27/21	6 Month GBP LIBOR	2.271	8,656	(5,244)
GBP	417	07/27/21	6 Month GBP LIBOR	2.271	4,328	(3,586)
GBP	1,667	07/27/21	6 Month GBP LIBOR	2.271	17,314	(3,854)
GBP	7,106	07/30/21	2.346	6 Month GBP LIBOR	(96,800)	(96,800)
GBP	1,667	07/30/21	6 Month GBP LIBOR	2.346	22,706	(7,692)
GBP	417	07/30/21	6 Month GBP LIBOR	2.346	5,675	(2,041)
GBP	4,935	08/06/21	2.233	6 Month GBP LIBOR	(41,738)	(41,738)
GBP	1,653	08/10/21	2.27	6 Month GBP LIBOR	(16,461)	(16,461)
GBP	4,960	08/13/21	2.275	6 Month GBP LIBOR	(50,087)	(50,087)
GBP	1,653	08/13/21	2.135	6 Month GBP LIBOR	(6,519)	(6,519)
GBP	4,959	08/13/21	2.182	6 Month GBP LIBOR	(29,738)	(29,738)
GBP	3,306	08/13/21	2.246	6 Month GBP LIBOR	(29,134)	(29,134)
GBP	3,306	08/17/21	2.231	6 Month GBP LIBOR	(26,618)	(26,618)
GBP	3,306	08/20/21	2.264	6 Month GBP LIBOR	(31,079)	(31,079)
GBP	9,918	08/20/21	2.178	6 Month GBP LIBOR	(55,831)	(55,831)
GBP	1,653	08/20/21	2.202	6 Month GBP LIBOR	(11,072)	(11,072)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
GBP	6,736	08/21/21	2.139	6 Month GBP LIBOR	(26,143)	(26,143)
GBP	4,612	10/01/25	2.298	6 Month GBP LIBOR	31,094	31,094
GBP	1,537	10/01/25	2.277	6 Month GBP LIBOR	12,567	12,567
GBP	2,562	10/02/25	2.203	6 Month GBP LIBOR	34,165	34,165
GBP	3,074	10/06/25	2.309	6 Month GBP LIBOR	18,602	18,602
GBP	1,025	10/07/25	2.336	6 Month GBP LIBOR	4,345	4,345
GBP	2,050	10/08/25	2.305	6 Month GBP LIBOR	13,089	13,089
GBP	1,537	10/09/25	2.365	6 Month GBP LIBOR	3,399	3,399
GBP	4,612	10/13/25	2.31	6 Month GBP LIBOR	27,967	27,967
GBP	1,025	10/14/25	2.292	6 Month GBP LIBOR	7,533	7,533
GBP	512	10/15/25	2.264	6 Month GBP LIBOR	4,744	4,744
GBP	2,050	10/20/25	2.394	6 Month GBP LIBOR	822	822
GBP	4,099	10/21/25	2.356	6 Month GBP LIBOR	12,246	12,246
GBP	512	10/22/25	2.332	6 Month GBP LIBOR	2,386	2,386
USD	2,567	12/11/16	1.240	3 Month USD LIBOR	(15,923)	(15,923)
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(42,105)	(42,105)
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(42,105)	(42,105)
USD	6,506	12/16/16	1.228	3 Month USD LIBOR	(39,009)	(39,009)
USD	13,012	12/16/16	1.228	3 Month USD LIBOR	(78,018)	(78,018)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(38,818)	(38,818)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(38,818)	(38,818)
USD	6,506	12/18/16	1.185	3 Month USD LIBOR	(36,044)	(36,044)
USD	6,506	12/18/16	1.158	3 Month USD LIBOR	(34,255)	(34,255)
USD	6,506	12/21/16	1.205	3 Month USD LIBOR	(36,987)	(36,987)
USD	6,506	12/22/16	1.285	3 Month USD LIBOR	(42,067)	(42,067)
USD	6,415	12/23/16	1.285	3 Month USD LIBOR	(41,372)	(41,372)
USD	6,415	12/23/16	1.300	3 Month USD LIBOR	(42,331)	(42,331)
USD	12,830	12/24/16	1.330	3 Month USD LIBOR	(88,673)	(88,673)
USD	7,170	01/12/17	1.270	3 Month USD LIBOR	(42,718)	(42,718)
USD	7,170	01/12/17	1.245	3 Month USD LIBOR	(40,933)	(40,933)
USD	8,812	01/15/17	1.148	3 Month USD LIBOR	(41,363)	(41,363)
USD	16,188	01/19/17	1.076	3 Month USD LIBOR	(63,225)	(63,225)
USD	7,224	01/20/17	1.038	3 Month USD LIBOR	(25,316)	(25,316)
USD	7,224	01/22/17	1.043	3 Month USD LIBOR	(25,397)	(25,397)
USD	4,816	01/25/17	1.058	3 Month USD LIBOR	(17,377)	(17,377)
USD	4,816	01/26/17	1.125	3 Month USD LIBOR	(20,527)	(20,527)
USD	2,783	02/08/17	1.083	3 Month USD LIBOR	(10,062)	(10,062)
USD	2,783	02/22/17	1.410	3 Month USD LIBOR	(18,522)	(18,522)
USD	13,010	02/22/17	1.370	3 Month USD LIBOR	(81,404)	(81,404)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	10,408	02/23/17	1.308	3 Month USD LIBOR	(58,509)	(58,509)
USD	2,270	02/25/17	1.325	3 Month USD LIBOR	(13,121)	(13,121)
USD	1,900	02/25/17	1.317	3 Month USD LIBOR	(10,831)	(10,831)
USD	3,800	02/26/17	1.285	3 Month USD LIBOR	(20,352)	(20,352)
USD	3,800	03/02/17	1.262	3 Month USD LIBOR	(19,264)	(19,264)
USD	5,700	03/04/17	1.307	3 Month USD LIBOR	(31,368)	(31,368)
USD	7,600	03/07/17	1.348	3 Month USD LIBOR	(44,484)	(44,484)
USD	3,800	03/09/17	1.330	3 Month USD LIBOR	(21,443)	(21,443)
USD	3,800	03/10/17	1.411	3 Month USD LIBOR	(24,424)	(24,424)
USD	3,800	03/14/17	1.407	3 Month USD LIBOR	(24,066)	(24,066)
USD	5,930	03/16/17	1.352	3 Month USD LIBOR	(34,108)	(34,108)
USD	9,450	06/16/17	1.415	3 Month USD LIBOR	(45,702)	(45,702)
USD	1,175	12/11/24	3 Month USD LIBOR	2.965	19,772	19,772
USD	2,989	12/12/24	3 Month USD LIBOR	2.978	51,918	51,918
USD	2,989	12/12/24	3 Month USD LIBOR	2.976	51,750	51,750
USD	2,989	12/16/24	3 Month USD LIBOR	2.875	37,970	37,970
USD	5,978	12/16/24	3 Month USD LIBOR	2.875	75,941	75,941
USD	2,989	12/17/24	3 Month USD LIBOR	2.860	35,903	35,903
USD	2,989	12/17/24	3 Month USD LIBOR	2.855	35,232	35,232
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	25,116	25,116
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	25,116	25,116
USD	2,989	12/19/24	3 Month USD LIBOR	2.785	25,733	25,733
USD	2,989	12/23/24	3 Month USD LIBOR	2.900	40,967	40,967
USD	3,023	12/23/24	3 Month USD LIBOR	2.920	44,146	44,146
USD	3,023	12/23/24	3 Month USD LIBOR	2.910	42,789	42,789
USD	6,046	12/24/24	3 Month USD LIBOR	2.880	77,325	77,325
USD	2,954	01/13/25	3 Month USD LIBOR	2.665	8,361	8,361
USD	2,954	01/13/25	3 Month USD LIBOR	2.650	6,375	6,375
USD	1,904	03/16/25	3 Month USD LIBOR	2.715	7,964	7,964
USD	2,450	06/16/25	3 Month USD LIBOR	3.154	54,957	54,957
USD	3,247	07/14/25	3 Month USD LIBOR	3.284	90,260	90,260
USD	4,342	07/15/25	3 Month USD LIBOR	3.314	126,304	126,304
USD	6,512	07/16/25	3 Month USD LIBOR	3.291	182,739	182,739
USD	5,427	07/17/25	3 Month USD LIBOR	3.256	143,858	143,858
USD	2,202	07/20/25	3 Month USD LIBOR	3.206	53,455	53,455
USD	2,125	07/22/25	3 Month USD LIBOR	3.161	47,273	47,273
USD	8,683	07/23/25	3 Month USD LIBOR	3.177	199,039	199,039
USD	3,442	08/10/25	3 Month USD LIBOR	3.006	52,092	52,092
USD	7,928	09/01/25	3 Month USD LIBOR	2.941	95,373	95,373

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	2,494	09/02/25	3 Month USD LIBOR	2.908	26,227	26,227
USD	5,311	09/03/25	3 Month USD LIBOR	2.894	52,558	52,558
USD	4,287	09/04/25	3 Month USD LIBOR	2.888	41,242	41,242
USD	3,560	10/01/25	3 Month USD LIBOR	2.746	10,798	10,798
USD	1,187	10/05/25	3 Month USD LIBOR	2.698	1,048	1,048
USD	1,978	10/06/25	3 Month USD LIBOR	2.648	(2,561)	(2,561)
USD	2,374	10/08/25	3 Month USD LIBOR	2.743	6,709	6,709
USD	791	10/09/25	3 Month USD LIBOR	2.759	2,780	2,780
USD	1,582	10/13/25	3 Month USD LIBOR	2.717	2,607	2,607
USD	1,187	10/13/25	3 Month USD LIBOR	2.774	4,934	4,934
USD	3,560	10/15/25	3 Month USD LIBOR	2.711	4,853	4,853
USD	791	10/16/25	3 Month USD LIBOR	2.676	(168)	(168)
USD	396	10/19/25	3 Month USD LIBOR	2.613	(1,185)	(1,185)
USD	1,582	10/22/25	3 Month USD LIBOR	2.719	2,554	2,554
USD	3,165	10/23/25	3 Month USD LIBOR	2.685	408	408
USD	396	10/26/25	3 Month USD LIBOR	2.672	(187)	(187)
USD	3,290	09/18/44	3.698	3 Month USD LIBOR	(163,910)	(163,910)
USD	3,290	09/18/44	3.715	3 Month USD LIBOR	(167,206)	(167,206)
USD	3,290	09/18/44	3.736	3 Month USD LIBOR	(171,162)	(171,162)
USD	1,645	09/18/44	3.735	3 Month USD LIBOR	(85,487)	(85,487)
USD	3,290	09/19/44	3.745	3 Month USD LIBOR	(172,712)	(172,712)
USD	1,645	09/19/44	3.755	3 Month USD LIBOR	(87,345)	(87,345)
USD	8,225	09/22/44	3.736	3 Month USD LIBOR	(427,638)	(427,638)
USD	6,580	09/25/44	3.741	3 Month USD LIBOR	(344,241)	(344,241)
USD	1,645	09/25/44	3.645	3 Month USD LIBOR	(77,001)	(77,001)
USD	3,290	09/25/44	3.645	3 Month USD LIBOR	(154,002)	(154,002)
USD	3,290	09/25/44	3.650	3 Month USD LIBOR	(154,849)	(154,849)
USD	4,935	09/26/44	3.619	3 Month USD LIBOR	(223,651)	(223,651)
USD	4,935	09/29/44	3.632	3 Month USD LIBOR	(227,482)	(227,482)
USD	1,500	10/06/44	3.475	3 Month USD LIBOR	(55,601)	(55,601)
USD	1,500	10/06/44	3.508	3 Month USD LIBOR	(58,388)	(58,388)
USD	302	12/11/44	3.205	3 Month USD LIBOR	(9,370)	(9,370)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(24,024)	(24,024)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(24,024)	(24,024)
USD	786	12/17/44	3.122	3 Month USD LIBOR	(18,435)	(18,435)
USD	1,572	12/17/44	3.122	3 Month USD LIBOR	(36,870)	(36,870)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(15,777)	(15,777)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(15,777)	(15,777)
USD	786	12/18/44	2.990	3 Month USD LIBOR	(8,949)	(8,949)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	786	12/18/44	3.015	3 Month USD LIBOR	(10,745)	(10,745)
USD	786	12/19/44	3.000	3 Month USD LIBOR	(9,667)	(9,667)
USD	786	12/24/44	3.040	3 Month USD LIBOR	(12,558)	(12,558)
USD	714	12/24/44	3.095	3 Month USD LIBOR	(14,997)	(14,997)
USD	714	12/24/44	3.070	3 Month USD LIBOR	(13,365)	(13,365)
USD	1,428	12/24/44	3.040	3 Month USD LIBOR	(22,816)	(22,816)
USD	572	01/14/45	2.815	3 Month USD LIBOR	2,572	2,572
USD	572	01/14/45	2.800	3 Month USD LIBOR	3,355	3,355
USD	353	01/15/45	2.717	3 Month USD LIBOR	4,743	4,743
USD	647	01/16/45	2.648	3 Month USD LIBOR	12,752	12,752
USD	516	01/21/45	2.655	3 Month USD LIBOR	9,826	9,826
USD	516	01/22/45	2.599	3 Month USD LIBOR	12,476	12,476
USD	344	01/25/45	2.575	3 Month USD LIBOR	9,059	9,059
USD	344	01/28/45	2.703	3 Month USD LIBOR	5,042	5,042
USD	216	02/06/45	2.527	3 Month USD LIBOR	6,619	6,619
USD	215	02/20/45	2.820	3 Month USD LIBOR	841	841
USD	1,173	02/20/45	2.820	3 Month USD LIBOR	4,588	4,588
USD	938	02/25/45	2.889	3 Month USD LIBOR	(2,213)	(2,213)
USD	213	02/25/45	2.850	3 Month USD LIBOR	248	248
USD	333	02/25/45	2.827	3 Month USD LIBOR	1,085	1,085
USD	666	02/26/45	2.820	3 Month USD LIBOR	2,592	2,592
USD	666	03/04/45	2.764	3 Month USD LIBOR	5,985	5,985
USD	999	03/04/45	2.776	3 Month USD LIBOR	7,879	7,879
USD	1,332	03/05/45	2.836	3 Month USD LIBOR	3,219	3,219
USD	666	03/11/45	2.863	3 Month USD LIBOR	(39)	(39)
USD	666	03/11/45	2.956	3 Month USD LIBOR	(5,652)	(5,652)
USD	10,200	03/12/45	2.855	3 Month USD LIBOR	(20,565)	(20,565)
USD	666	03/13/45	2.830	3 Month USD LIBOR	2,001	2,001
USD	793	03/18/45	2.766	3 Month USD LIBOR	6,974	6,974
USD	2,763	06/08/45	3.100	3 Month USD LIBOR	(44,198)	(44,198)
USD	2,763	06/08/45	3.093	3 Month USD LIBOR	(43,034)	(43,034)
USD	5,525	06/11/45	3.098	3 Month USD LIBOR	(87,675)	(87,675)
USD	2,763	06/11/45	3.083	3 Month USD LIBOR	(41,509)	(41,509)
USD	4,144	06/11/45	3.138	3 Month USD LIBOR	(75,142)	(75,142)
USD	4,144	06/12/45	3.226	3 Month USD LIBOR	(95,634)	(95,634)
USD	1,500	06/15/45	3.180	3 Month USD LIBOR	(30,753)	(30,753)
USD	4,930	06/17/45	3.187	3 Month USD LIBOR	(145,962)	(145,962)
USD	3,700	06/25/45	3.236	3 Month USD LIBOR	(87,441)	(87,441)
USD	3,800	06/26/45	3.252	3 Month USD LIBOR	(93,389)	(93,389)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,900	06/29/45	3.245	3 Month USD LIBOR	(46,113)	(46,113)
USD	1,400	07/02/45	3.208	3 Month USD LIBOR	(30,955)	(30,955)
USD	2,300	07/02/45	3.223	3 Month USD LIBOR	(52,696)	(52,696)
USD	500	07/02/45	3.250	3 Month USD LIBOR	(12,224)	(12,224)
USD	1,400	07/09/45	3.170	3 Month USD LIBOR	(27,955)	(27,955)
					(1,683,349)	(1,659,373)

Centrally cleared credit default swap agreements—sell protection12

Referenced obligations[11]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)	Credit spread[13]
CDX North America High Yield 25 Index	USD	13,009	12/20/20	5.000	24,303	483,404	507,707	4.27
iTraxx Europe Crossover Series 24 Index	EUR	3,800	12/20/20	5.000	(367,820)	411,275	43,455	2.98
CDX Investment Grade Series 25 Index	USD	26,500	12/20/25	1.000	515,765	(351,198)	164,567	1.17
					172,248	543,481	715,729

Total return swap agreements2

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[10](%)	Payments received by the Portfolio[10] (%)	Upfront payments made($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	5,016	06/17/16	RU20INTR	3 Month USD LIBOR minus 62 bps	—	462,105	462,105
CITI	USD	2,183	09/06/16	1XRTR	1 Month USD LIBOR plus 31 bps	—	(122,581)	(122,581)
CITI	USD	1,532	09/06/16	1XRTR	1 Month USD LIBOR plus 31 bps	—	(86,016)	(86,016)
CITI	USD	1,896	09/06/16	1XRTR	1 Month USD LIBOR plus 31 bps	—	(106,456)	(106,456)
DB	USD	2,299	09/06/16	1XRTR	1 Month USD LIBOR plus 29 bps	(690)	(92,343)	(93,033)
DB	USD	2,487	09/06/16	1XRTR	1 Month USD LIBOR plus 26 bps	(746)	(35,044)	(35,790)
						(1,436)	19,665	18,229

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	289,767,158	—	0	289,767,158
Investment companies	—	59,787,784	—	59,787,784
Warrants	635,695	—	—	635,695
Corporate notes	—	19,588,221	—	19,588,221
Non-US government obligations	—	17,834,464	—	17,834,464
Time deposits	—	168,576,219	—	168,576,219
Short-term US government obligations	—	170,768,086	—	170,768,086
Repurchase agreement	—	40,567,000	—	40,567,000
Options purchased	2,131,415	832,849	—	2,964,264
Futures contracts	7,222,228	—	—	7,222,228
Forward foreign currency contracts	—	9,801,594	—	9,801,594
Swap agreements	—	6,801,551	—	6,801,551
Total	299,756,496	494,557,768	0	794,314,264

Liabilities
Investments sold short	(51,611,919)	—	—	(51,611,919)
Written options	(94,720)	—	—	(94,720)
Foreign exchange written options	—	(270,393)	—	(270,393)
Futures contracts	(4,757,266)	—	—	(4,757,266)
Forward foreign currency contracts	—	(11,080,004)	—	(11,080,004)
Swap agreements	—	(7,578,561)	—	(7,578,561)
Total	(56,463,905)	(18,928,958)	—	(75,392,863)

The following is a rollforward of the Portfolio’s investment that was fair valued using unobservable inputs (Level 3) for the six months ended October 31, 2015:

Common stocks ($)
Beginning balance	$0
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2015, was $0.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security is being fair valued by a valuation committee under the direction of the board of trustees.
2	Illiquid investments as of October 31, 2015.
3	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2015, the value of these securities amounted to 2.16% of net assets.

5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rates shown is the discount rate at date of purchase.
9

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

10	Payments made/received are based on the notional amount.
11	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
12

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
ADS	American Depositary Shares
ALM	Application Lifecycle Management
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31,2015.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligation
CDX	Compound Index
CLO	Collateralized Loan Obligation
COFI	Cost of Funds Index
DAX	German Stock Index
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Finnish Real Estate Management Federation
FTSE	London Stock Exchange Index
FTSE MIB	Italian National Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IBEX	Spanish Exchange Index
iTraxx	Credit default swap index products covering regions of Europe, Australia, Japan and non-Japan Asia
JGB	Japan Government Bond
JSC	Joint Stock Company
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NATL-RE	National Reinsurance
NIKKEI	Tokyo Stock Exchange Index
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
OMX	Stockholm Stock Exchange
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SDR	Special Drawing Rights
S&P	Standard and Poor’s
SCSDE	South Carolina School District Enhancement
SGX	Singapore Stock eXchange
SPDR	Standard and Poor’s Depository Receipts
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities

TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Price Index
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs

GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
JSC	Joint Stock Company
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SSC	State Street Bank and Trust Co.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Government Money Market Investments (formerly, PACE Money Market Investments) net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Government Money Market Investments (formerly, PACE Money Market Investments) values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Government Money Market Investments (formerly, PACE Money Market Investments)) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM”), the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2015